VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 93.8%
Domestic Equity Investment Companies — 50.2%
VALIC Company I Blue Chip Growth Fund	126,646	$ 2,025,071
VALIC Company I Capital Appreciation Fund	1,502,190	28,015,843
VALIC Company I Dividend Value Fund	626,336	7,766,562
VALIC Company I Large Capital Growth Fund	2,382,911	42,225,187
VALIC Company I Mid Cap Index Fund	1,100,831	28,159,244
VALIC Company I Mid Cap Strategic Growth Fund	927,561	16,223,034
VALIC Company I Mid Cap Value Fund	1,027,683	19,824,010
VALIC Company I Nasdaq-100 Index Fund	653,004	12,727,038
VALIC Company I Science & Technology Fund	85,756	1,898,636
VALIC Company I Small Cap Growth Fund	428,832	6,621,166
VALIC Company I Small Cap Index Fund	245,503	4,239,839
VALIC Company I Small Cap Special Values Fund	200,323	2,399,867
VALIC Company I Stock Index Fund	1,660,087	75,733,185
VALIC Company I Systematic Core Fund	550,559	13,488,706
VALIC Company I Systematic Value Fund	4,254,535	52,628,602
Total Domestic Equity Investment Companies (cost $324,513,825)		313,975,990
Domestic Fixed Income Investment Companies — 26.8%
VALIC Company I Core Bond Fund	12,153,252	120,560,255
VALIC Company I Government Securities Fund	2,647,470	25,521,613
VALIC Company I High Yield Bond Fund	597,935	4,048,023
VALIC Company I Inflation Protected Fund	1,623,347	17,743,185
Total Domestic Fixed Income Investment Companies (cost $185,515,693)		167,873,076
International Equity Investment Companies — 15.6%
VALIC Company I Emerging Economies Fund	1,399,659	9,027,805
VALIC Company I Global Real Estate Fund	2,423,330	16,987,542
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
VALIC Company I International Equities Index Fund	4,076,917	$ 26,744,577
VALIC Company I International Opportunities Fund	2,010,668	29,174,790
VALIC Company I International Value Fund	1,760,376	15,632,137
Total International Equity Investment Companies (cost $117,145,783)		97,566,851
International Fixed Income Investment Companies — 1.2%
VALIC Company I International Government Bond Fund (cost $8,690,636)	750,491	7,384,831
Total Long-Term Investment Securities (cost $635,865,937)		586,800,748
SHORT-TERM INVESTMENTS — 6.2%
Unaffiliated Investment Companies — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(2) (cost $38,644,823)	38,644,823	38,644,823
TOTAL INVESTMENTS (cost $674,510,760)	100.0%	625,445,571
Other assets less liabilities	(0.0)	(103,491)
NET ASSETS	100.0%	$625,342,080
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$586,800,748	$—	$—	$586,800,748
Short-Term Investments	38,644,823	—	—	38,644,823
Total Investments at Value	$625,445,571	$—	$—	$625,445,571
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.8%
Aerospace/Defense — 1.0%
Northrop Grumman Corp.	2,896	$ 1,384,259
Apparel — 0.6%
NIKE, Inc., Class B	7,983	849,790
Auto Manufacturers — 0.8%
Tesla, Inc.†	3,735	1,029,403
Banks — 4.2%
Morgan Stanley	20,592	1,754,850
Truist Financial Corp.	40,360	1,890,462
US Bancorp	9,155	417,560
Wells Fargo & Co.	37,180	1,625,138
		5,688,010
Beverages — 1.2%
Coca-Cola Co.	26,072	1,608,903
Biotechnology — 1.4%
Regeneron Pharmaceuticals, Inc.†	2,326	1,351,545
Vertex Pharmaceuticals, Inc.†	1,856	522,947
		1,874,492
Building Materials — 0.6%
Vulcan Materials Co.	5,032	837,778
Chemicals — 1.5%
Eastman Chemical Co.	8,880	808,080
PPG Industries, Inc.	9,057	1,150,058
		1,958,138
Commercial Services — 1.0%
S&P Global, Inc.	3,787	1,333,706
Computers — 3.6%
Apple, Inc.	26,290	4,133,314
Leidos Holdings, Inc.	7,325	696,241
		4,829,555
Diversified Financial Services — 2.1%
Ameriprise Financial, Inc.	3,412	914,450
Mastercard, Inc., Class A	6,028	1,955,303
		2,869,753
Electric — 2.8%
NextEra Energy, Inc.	29,032	2,469,462
Xcel Energy, Inc.	18,090	1,343,182
		3,812,644
Healthcare-Products — 1.7%
Boston Scientific Corp.†	40,656	1,638,843
Intuitive Surgical, Inc.†	3,346	688,406
		2,327,249
Healthcare-Services — 2.1%
Centene Corp.†	22,161	1,988,728
UnitedHealth Group, Inc.	1,634	848,585
		2,837,313
Insurance — 0.4%
Progressive Corp.	4,754	583,078
Internet — 7.1%
Alphabet, Inc., Class A†	45,615	4,936,455
Amazon.com, Inc.†	25,124	3,184,970
Meta Platforms, Inc., Class A†	2,938	478,688
Security Description	Shares or Principal Amount	Value

Internet (continued)
Snap, Inc., Class A†	14,149	$ 153,941
Uber Technologies, Inc.†	27,502	790,958
		9,545,012
Lodging — 0.3%
Marriott International, Inc., Class A	2,673	410,947
Machinery-Diversified — 1.6%
Deere & Co.	5,762	2,104,571
Miscellaneous Manufacturing — 2.6%
Eaton Corp. PLC	15,991	2,185,010
Trane Technologies PLC	8,435	1,299,581
		3,484,591
Oil & Gas — 1.2%
Pioneer Natural Resources Co.	6,343	1,606,175
Oil & Gas Services — 1.0%
Baker Hughes Co.	52,218	1,319,027
Pharmaceuticals — 3.4%
AbbVie, Inc.	21,890	2,943,329
Bristol-Myers Squibb Co.	24,394	1,644,400
		4,587,729
REITS — 1.9%
Prologis, Inc.	20,169	2,511,242
Retail — 3.7%
Dollar General Corp.	5,104	1,211,792
Lowe's Cos., Inc.	4,110	797,915
McDonald's Corp.	10,056	2,536,928
O'Reilly Automotive, Inc.†	729	508,200
		5,054,835
Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	15,627	1,326,264
Analog Devices, Inc.	3,795	575,056
NXP Semiconductors NV	14,024	2,308,070
Teradyne, Inc.	7,962	673,904
		4,883,294
Software — 4.9%
Microsoft Corp.	25,313	6,618,590
Telecommunications — 1.1%
Verizon Communications, Inc.	36,615	1,530,873
Transportation — 1.4%
Norfolk Southern Corp.	7,710	1,874,532
Total Common Stocks (cost $79,485,882)		79,355,489
CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense — 0.3%
Boeing Co.
1.43%, 02/04/2024	$ 10,000	9,590
2.20%, 02/04/2026	5,000	4,578
2.70%, 02/01/2027	270,000	245,962
3.45%, 11/01/2028	19,000	17,346
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	57,733
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	73,645
		408,854

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.2%
Altria Group, Inc.
2.45%, 02/04/2032	$ 50,000	$ 38,022
BAT Capital Corp.
2.26%, 03/25/2028	113,000	95,706
3.73%, 09/25/2040	38,000	26,680
4.39%, 08/15/2037	20,000	15,874
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,877
		198,159
Airlines — 0.5%
American Airlines Pass Through Trust
2.88%, 01/11/2036	83,000	69,599
3.95%, 01/11/2032	104,000	86,680
American Airlines Pass-Through Trust
3.00%, 04/15/2030	112,018	100,787
3.15%, 08/15/2033	176,344	155,143
Delta Air Lines Pass Through Trust
2.50%, 12/10/2029	58,169	50,031
JetBlue Pass-Through Trust
7.75%, 05/15/2030	43,862	43,209
United Airlines Pass-Through Trust
3.10%, 04/07/2030	26,674	21,653
3.50%, 11/01/2029	46,523	39,299
3.65%, 04/07/2027 to 07/07/2027	100,177	90,218
3.70%, 09/01/2031	37,525	31,610
		688,229
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	106,718
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	29,223
Hyundai Capital America
2.38%, 10/15/2027*	120,000	104,780
2.65%, 02/10/2025*	37,000	35,096
3.00%, 02/10/2027*#	200,000	182,887
		458,704
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032#	5,000	3,865
Banks — 2.4%
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,698
2.57%, 10/20/2032	40,000	32,782
2.68%, 06/19/2041	144,000	103,450
2.97%, 02/04/2033	30,000	25,274
3.38%, 04/02/2026	310,000	299,305
3.71%, 04/24/2028	149,000	141,751
4.38%, 04/27/2028	45,000	43,927
Citigroup, Inc.
2.52%, 11/03/2032	15,000	12,156
3.06%, 01/25/2033	21,000	17,792
3.88%, 03/26/2025	271,000	268,234
3.88%, 01/24/2039	67,000	58,306
Deutsche Bank AG
2.55%, 01/07/2028	150,000	128,029
Goldman Sachs Group, Inc.
0.67%, 03/08/2024	96,000	94,124
1.95%, 10/21/2027	25,000	22,241
2.38%, 07/21/2032	15,000	12,174
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.64%, 02/24/2028	$ 37,000	$ 33,603
3.69%, 06/05/2028	40,000	37,903
4.25%, 10/21/2025	440,000	434,655
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	103,181
KeyCorp
2.25%, 04/06/2027	140,000	126,013
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	80,382
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	123,280
Morgan Stanley
3.95%, 04/23/2027	150,000	145,586
4.46%, 04/22/2039	110,000	102,607
NatWest Markets PLC
1.60%, 09/29/2026*#	200,000	176,535
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	175,590
Societe Generale SA
4.25%, 04/14/2025*	200,000	195,941
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	53,009
4.61%, 04/25/2053	80,000	73,940
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	18,110
		3,162,578
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 07/15/2042	239,000	197,534
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	65,581
		263,115
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	53,891
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	104,319
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	44,394
		202,604
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	48,264
Masco Corp.
2.00%, 10/01/2030	57,000	45,429
		93,693
Chemicals — 0.2%
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050*	112,000	82,435
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	124,538
RPM International, Inc.
2.95%, 01/15/2032	37,000	30,265
		237,238
Commercial Services — 0.2%
Global Payments, Inc.
3.20%, 08/15/2029	27,000	23,628
Quanta Services, Inc.
2.35%, 01/15/2032	45,000	35,653

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
S&P Global, Inc.
2.70%, 03/01/2029*	$ 44,000	$ 40,139
4.25%, 05/01/2029*	44,000	43,511
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	86,891
		229,822
Computers — 0.2%
CGI, Inc.
2.30%, 09/14/2031	42,000	33,486
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	146,816
Leidos, Inc.
2.30%, 02/15/2031	141,000	110,952
		291,254
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	127,769
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	132,491
Air Lease Corp.
1.88%, 08/15/2026	10,000	8,767
3.38%, 07/01/2025	129,000	122,635
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	63,811
2.88%, 02/15/2025*	24,000	22,028
4.25%, 04/15/2026*	47,000	43,369
5.50%, 01/15/2026*	154,000	148,628
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	88,975
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	46,000	45,738
5.50%, 02/15/2024*	7,000	6,915
		811,126
Electric — 1.5%
Alexander Funding Trust
1.84%, 11/15/2023*	74,000	70,338
American Electric Power Co., Inc.
2.03%, 03/15/2024	160,000	155,028
Edison International
5.75%, 06/15/2027	17,000	17,249
Emera US Finance LP
4.75%, 06/15/2046	174,000	152,193
Evergy, Inc.
2.90%, 09/15/2029	151,000	132,890
Exelon Generation Co. LLC
3.25%, 06/01/2025	299,000	290,340
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	92,447
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	63,831
New England Power Co.
2.81%, 10/06/2050*	58,000	40,138
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	42,680
2.45%, 12/02/2027*	308,000	264,158
OGE Energy Corp.
0.70%, 05/26/2023	15,000	14,647
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	20,000	19,544
Security Description	Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
1.70%, 11/15/2023	$ 20,000	$ 19,325
3.25%, 02/16/2024	60,000	58,709
4.30%, 03/15/2045	10,000	7,361
PacifiCorp
4.15%, 02/15/2050	183,000	164,500
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,712
5.10%, 06/01/2054	30,000	31,439
Southern California Edison Co.
1.20%, 02/01/2026	112,000	101,383
Union Electric Co.
3.90%, 04/01/2052	27,000	23,856
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	62,180
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	121,161
		1,965,109
Food — 0.2%
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	16,184
4.63%, 10/01/2039	40,000	35,747
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	99,473
Sysco Corp.
2.40%, 02/15/2030	122,000	104,866
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	42,278
		298,548
Gas — 0.1%
Atmos Energy Corp.
0.63%, 03/09/2023	15,000	14,739
2.85%, 02/15/2052	35,000	25,082
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	115,252
		155,073
Healthcare-Products — 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	40,000	33,765
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	33,000	27,614
		61,379
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	48,668
HCA, Inc.
3.50%, 07/15/2051	7,000	4,854
4.63%, 03/15/2052*	8,000	6,645
5.25%, 06/15/2026	158,000	158,952
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	37,159
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	17,131
Universal Health Services, Inc.
2.65%, 10/15/2030*	22,000	17,385
		290,794
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,713

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	$ 56,000	$ 53,771
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	21,611
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	44,462
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	47,617
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,331
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	56,765
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,873
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	44,278
		312,708
Internet — 0.0%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	45,633
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	47,946
Machinery-Diversified — 0.0%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	51,521
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	81,043
3.50%, 06/01/2041	35,000	24,334
Comcast Corp.
3.25%, 11/01/2039	154,000	125,824
Discovery Communications LLC
3.63%, 05/15/2030	94,000	82,536
Walt Disney Co.
3.50%, 05/13/2040	96,000	82,373
		396,110
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	61,127
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	27,000
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	102,095
Coterra Energy, Inc.
3.90%, 05/15/2027*	46,000	43,953
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	70,644
HF Sinclair Corp.
2.63%, 10/01/2023*	56,000	54,337
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	46,214
		317,243
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	$ 65,000	$ 60,903
Schlumberger Holdings Corp.
4.00%, 12/21/2025*	65,000	64,066
		124,969
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	29,535
Pharmaceuticals — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	19,000	17,948
3.20%, 11/21/2029	47,000	43,056
4.05%, 11/21/2039	200,000	176,836
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	45,017
CVS Health Corp.
2.70%, 08/21/2040	94,000	68,157
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	150,336
Viatris, Inc.
3.85%, 06/22/2040	153,000	106,366
		607,716
Pipelines — 0.6%
Enable Midstream Partners LP
3.90%, 05/15/2024	110,000	108,521
Energy Transfer LP
3.90%, 07/15/2026	78,000	74,657
4.40%, 03/15/2027	50,000	48,513
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	44,385
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	25,000	20,694
4.32%, 12/30/2039*	15,000	11,771
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	127,981
3.45%, 10/15/2027*	41,000	37,596
MPLX LP
2.65%, 08/15/2030	69,000	57,653
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,927
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	66,238
Targa Resources Corp.
4.20%, 02/01/2033	20,000	18,007
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030*	70,000	60,300
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	35,261
		732,504
REITS — 0.8%
American Tower Corp.
1.50%, 01/31/2028	47,000	39,601
1.88%, 10/15/2030	246,000	193,736
2.95%, 01/15/2051	57,000	38,490
3.10%, 06/15/2050	88,000	61,565
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	25,389
2.50%, 08/16/2031	15,000	11,640
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	28,384

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
CubeSmart LP
2.00%, 02/15/2031	$ 85,000	$ 67,428
Equinix, Inc.
2.90%, 11/18/2026	85,000	79,421
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	43,687
Healthpeak Properties, Inc.
2.13%, 12/01/2028	38,000	32,769
2.88%, 01/15/2031	56,000	48,371
Life Storage LP
2.40%, 10/15/2031	35,000	28,008
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	18,262
Office Properties Income Trust
2.40%, 02/01/2027	45,000	34,078
3.45%, 10/15/2031	10,000	6,682
Physicians Realty LP
2.63%, 11/01/2031	15,000	12,054
Public Storage
1.95%, 11/09/2028	18,000	15,834
Sabra Health Care LP
3.20%, 12/01/2031	25,000	19,848
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	36,720
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	134,054
UDR, Inc.
2.10%, 08/01/2032	57,000	43,995
WP Carey, Inc.
2.40%, 02/01/2031	141,000	114,868
		1,134,884
Retail — 0.2%
7-Eleven, Inc.
0.63%, 02/10/2023*	85,000	83,733
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	35,000	26,098
3.63%, 05/13/2051*	35,000	25,176
AutoZone, Inc.
3.63%, 04/15/2025	84,000	82,755
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	53,380
Nordstrom, Inc.
4.25%, 08/01/2031	47,000	34,464
		305,606
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	20,358
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,472
KLA Corp.
3.30%, 03/01/2050	105,000	82,355
Microchip Technology, Inc.
0.97%, 02/15/2024	12,000	11,428
0.98%, 09/01/2024	18,000	16,823
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	32,212
3.25%, 05/11/2041	40,000	29,161
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	19,430
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Xilinx, Inc.
2.38%, 06/01/2030	$ 71,000	$ 62,046
		281,285
Software — 0.2%
Activision Blizzard Inc
1.35%, 09/15/2030	28,000	22,173
Oracle Corp.
3.80%, 11/15/2037	70,000	54,818
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,786
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	50,116
VMware, Inc.
1.40%, 08/15/2026	47,000	41,494
4.70%, 05/15/2030	94,000	89,255
Workday, Inc.
3.50%, 04/01/2027	35,000	33,438
		314,080
Telecommunications — 0.4%
AT&T, Inc.
2.75%, 06/01/2031	180,000	154,107
3.50%, 06/01/2041	87,000	68,954
3.55%, 09/15/2055	30,000	22,047
Rogers Communications, Inc.
4.55%, 03/15/2052*	20,000	17,614
T-Mobile USA, Inc.
2.55%, 02/15/2031	142,000	118,206
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	41,284
3.15%, 03/22/2030	151,000	135,563
		557,775
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	43,130
Transportation — 0.0%
Kansas City Southern
4.70%, 05/01/2048	22,000	20,789
Total Corporate Bonds & Notes (cost $18,430,539)		15,281,418
ASSET BACKED SECURITIES — 6.4%
Auto Loan Receivables — 1.8%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	33,971	33,421
Series 2021-A, Class B 1.79%, 04/15/2027*	105,000	100,441
ACC Trust
Series 2021-1, Class B 1.43%, 07/22/2024*	78,826	78,284
American Credit Acceptance Receivables Trust
Series 2021-1, Class B 0.61%, 03/13/2025*	6,317	6,312
CPS Auto Receivables Trust
Series 2021-A, Class B 0.61%, 02/18/2025*	23,181	23,130
Series 2021-A, Class C 0.83%, 09/15/2026*	300,000	294,685
Series 2021-B, Class C 1.23%, 03/15/2027*	100,000	96,270

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2022-C, Class B 4.88%, 04/15/2030*	$ 120,000	$ 119,122
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	22,625	22,054
Drive Auto Receivables Trust
Series 2021-1, Class D 1.45%, 01/16/2029	120,000	112,873
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	50,000	48,077
Series 2019-4A, Class D 2.85%, 07/15/2025*	85,000	83,975
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	53,196
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	240,000	235,095
Series 2021-2A, Class C 0.98%, 06/15/2026	95,000	91,456
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	118,730
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	33,565	32,213
Flagship Credit Auto Trust
Series 2021-2, Class A 0.37%, 12/15/2026*	82,142	81,012
Series 2021-1, Class B 0.68%, 02/16/2027*	65,000	63,021
GLS Auto Receivables Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	100,000	98,087
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	88,674	85,944
Tricolor Auto Securitization Trust
Series 2021-1A, Class B 1.00%, 06/17/2024*	120,000	118,533
Series 2021-1A, Class C 1.33%, 09/16/2024*	115,000	112,750
United Auto Credit Securitization Trust
Series 2021-1, Class C 0.84%, 06/10/2026*	115,000	113,324
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	100,000	97,188
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	38,297	37,627
		2,356,820
Credit Card Receivables — 0.2%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	140,000	132,655
Mission Lane Credit Card Master Trust
Series 2021-A, Class A 1.59%, 09/15/2026*	110,000	106,212
		238,867
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 4.4%
Accelerated Assets LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	$ 52,369	$ 47,675
Affirm Asset Securitization Trust
Series 2021-A, Class A 0.88%, 08/15/2025*	142,404	141,399
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	83,737
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	90,441
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	91,935
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	138,782
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	93,286	83,970
Series 2021-1A, Class B 2.92%, 04/15/2036*	125,166	111,229
Series 2020-1A, Class A 2.98%, 11/15/2035*	98,380	92,008
Series 2022-1A, Class A 4.46%, 06/15/2037*	96,022	91,563
Crossroads Asset Trust
Series 2021-A, Class A2 0.82%, 03/20/2024*	32,633	32,275
Series 2021-A, Class B 1.12%, 06/20/2025*	205,000	198,728
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	155,905
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	98,433	91,339
Series 2021-1A, Class C 2.70%, 11/21/2033*	54,138	50,342
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	81,362	73,609
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	132,820
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	92,175
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	87,072
FREED ABS Trust
Series 2021-2, Class B 1.03%, 06/19/2028*	60,745	60,324
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	126,916	112,508
Series 2021-3, Class D 3.00%, 01/17/2041*	94,519	82,776
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A 1.00%, 12/15/2028*	35,450	35,182
Series 2021-B, Class A 1.11%, 02/15/2029*	63,504	62,356

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2021-B, Class B 1.68%, 02/15/2029*	$ 100,000	$ 94,214
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	112,346
Marlette Funding Trust
Series 2021-1A, Class B 1.00%, 06/16/2031*	95,166	93,850
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	131,398	118,602
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	101,145	91,509
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	154,274	140,514
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	52,629	51,001
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	100,000	93,275
Series 2021-A, Class B 1.76%, 03/08/2028*	245,000	225,851
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	234,065
Pagaya AI Debt Selection Trust
Series 2021-3, Class A 1.15%, 05/15/2029*	111,428	108,201
Series 2021-1, Class A 1.18%, 11/15/2027*	157,334	153,857
Series 2021-HG1, Class A 1.22%, 01/16/2029*	132,717	125,693
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	121,441	114,074
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	157,297	149,945
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	236,202
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	108,712
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	113,457
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	173,226
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	57,097	53,438
Theorem Funding Trust
Series 2021-1A, Class A 1.21%, 12/15/2027*	62,508	61,033
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	49,029	46,722
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031*	$ 24,246	$ 24,044
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	60,957	57,926
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	90,813	84,649
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	245,759	232,418
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	206,273	196,339
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	131,170	124,968
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	155,714	146,171
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(1)(2)	173,249	164,352
		5,970,804
Total Asset Backed Securities (cost $9,070,630)		8,566,491
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.3%
Commercial and Residential — 1.3%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 3.21%, (1 ML+0.83%), 12/18/2037*	97,425	96,454
Series 2021-FL4, Class AS 3.48%, (1 ML+1.10%), 12/18/2037*	110,000	108,199
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	110,397	102,528
Bayview Finance LLC CMO
1.84%, 07/12/2033(3)	113,356	112,789
BPR Trust FRS
Series 2021-KEN, Class A 3.64%, (1 ML+1.25%), 02/15/2029*	145,000	140,769
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	144,086	127,637
CFMT LLC VRS
Series 2021-HB5, Class A 0.80%, 02/25/2031*(1)	204,345	199,900
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	130,847	123,626
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	90,734	88,457
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 09/25/2026*(1)	200,000	192,922
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	176,931	168,053

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	$ 110,000	$ 93,474
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	227,631	203,401
		1,758,209
U.S. Government Agency — 2.0%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	59,573
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	248,271
Series 2016-K56, Class B 4.08%, 06/25/2049*(1)	50,000	48,374
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 3.98%, (SOFR30A+1.80%), 07/25/2041*	101,238	95,084
Federal Home Loan Mtg. Corp. Multifamily Structured PassThrough Certs.
Series K150, Class A2 3.71%, 11/25/2032(4)	120,000	118,762
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	40,734	40,683
Federal Home Loan Mtg. Corp. SCRT
Series 2018-1, Class M60C 3.50%, 05/25/2057	118,414	115,046
Series 2018-2, Class M55D 4.00%, 11/25/2057	186,406	183,750
Series 2018-4, Class M55D 4.00%, 03/25/2058	33,839	33,513
Series 2019-2, Class M55D 4.00%, 08/25/2058	170,236	168,120
Series 2019-3, Class M55D 4.00%, 10/25/2058	160,667	158,662
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	157,513	155,991
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	97,206	101,346
Series 2002-T4, Class A1 6.50%, 12/25/2041	11,053	11,685
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	194,465
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	65,510	62,377
Series 2018-72, Class VB 3.50%, 10/25/2031	182,195	179,862
Series 2019-7, Class CA 3.50%, 11/25/2057	233,465	229,370
Series 2017-35, Class VA 4.00%, 07/25/2028	91,888	91,963
Series 2002-W3, Class A4 6.50%, 11/25/2041	97,642	102,890
Series 2002-W8, Class A1 6.50%, 06/25/2042	49,317	53,076
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. REMIC VRS
Series 2018-M10, Class A1 3.48%, 07/25/2028(1)	$ 34,930	$ 34,773
Government National Mtg. Assoc. VRS
Series 2021-H14, Class YD 8.22%, 06/20/2071(1)	125,000	137,499
		2,625,135
Total Collateralized Mortgage Obligations (cost $4,748,724)		4,383,344
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.0%
U.S. Government — 8.6%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,834,000	1,245,443
1.38%, 11/15/2040 to 08/15/2050	1,859,000	1,240,460
1.63%, 11/15/2050	800,000	549,844
1.75%, 08/15/2041	80,000	59,694
1.88%, 02/15/2051 to 11/15/2051	696,000	509,675
2.25%, 02/15/2052	515,000	413,287
2.38%, 02/15/2042	205,000	170,662
3.13%, 02/15/2043	225,000	209,962
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	760,000	494,030
Zero Coupon, 11/15/2027#	900,000	756,144
United States Treasury Notes
0.38%, 12/31/2025	290,000	261,986
0.63%, 11/30/2027	292,000	254,314
0.75%, 12/31/2023	1,400,000	1,350,891
1.00%, 07/31/2028	260,000	227,794
1.25%, 05/31/2028	214,000	190,936
1.38%, 11/15/2031	30,000	25,774
1.63%, 05/15/2031	855,000	757,410
1.88%, 02/15/2032	885,000	793,458
2.75%, 07/31/2027	160,000	155,962
2.88%, 06/15/2025 to 04/30/2029	1,651,000	1,614,718
3.25%, 06/30/2027	345,000	343,922
		11,626,366
U.S. Government Agency — 8.4%
Federal Home Loan Bank
3.00%, 01/01/2052	93,913	87,260
4.00%, 01/01/2052	59,462	58,260
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	163,671	146,788
3.00%, 11/01/2050 to 07/01/2051	231,253	215,070
3.50%, 05/01/2042 to 01/01/2050	212,317	204,929
4.50%, 05/01/2052	59,721	61,090
Federal National Mtg. Assoc.
1.93%, 06/01/2035	105,197	87,872
1.95%, 10/01/2029	400,000	354,420
2.50%, 01/01/2052	125,124	112,234
2.70%, 07/01/2026	152,005	145,863
2.97%, 08/01/2026	160,000	154,651
3.00%, 05/01/2050 to 02/01/2052	768,020	715,046
3.10%, 10/01/2032	139,000	130,846
3.14%, 07/01/2032	85,000	80,547
3.15%, 09/01/2033	105,000	97,975
3.33%, 04/01/2030	325,697	316,133
3.41%, 03/01/2033	107,000	102,556
3.45%, 08/01/2033	140,000	134,715
3.50%, 02/01/2052 to 11/01/2059	249,776	241,790
3.68%, 01/01/2032	160,000	158,146
3.77%, 12/01/2025	70,473	70,586

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.97%, 01/01/2029	$ 210,000	$ 212,284
4.00%, 06/01/2049 to 02/01/2052	774,737	766,451
4.05%, 07/01/2032	100,000	102,043
4.18%, 11/01/2030	35,917	36,329
4.34%, 01/01/2029	56,132	57,694
4.50%, 05/01/2052	162,931	165,728
5.07%, 03/01/2028	69,444	73,502
6.00%, 06/01/2052	59,900	62,739
Government National Mtg. Assoc.
2.50%, 12/20/2050 to 10/20/2051	689,698	627,234
3.00%, 02/20/2051 to 07/20/2051	2,138,791	2,024,898
3.50%, 01/20/2051 to 02/20/2052	2,112,270	2,046,777
4.00%, 05/20/2038 to 08/20/2052	422,144	418,455
4.50%, 12/20/2031 to 05/20/2052	144,377	146,299
Uniform Mtg. Backed Securities
3.50%, September 30 TBA	980,000	935,513
		11,352,723
Total U.S. Government & Agency Obligations (cost $25,831,946)		22,979,089
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	176
Total Long-Term Investment Securities (cost $137,567,721)		130,566,007
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (5)(6) (cost $1,069,223)	1,069,223	1,069,223
REPURCHASE AGREEMENTS — 3.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $5,164,658 and collateralized by $5,484,600 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and by $469,900 of United States Treasury Bonds, bearing interest at 3.13% due 05/15/2048 and having an approximate combined value of $5,267,955 (cost $5,164,593)	5,164,593	5,164,593
TOTAL INVESTMENTS (cost $143,801,537)	101.4%	136,799,823
Other assets less liabilities	(1.4)	(1,889,051)
NET ASSETS	100.0%	$134,910,772
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $13,296,489 representing 9.9% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2022.
(3)	Securities classified as Level 3 (see Note 1).
(4)	When-issued security
(5)	The rate shown is the 7-day yield as of August 31, 2022.
(6)	At August 31, 2022, the Fund had loaned securities with a total value of $1,045,216. This was secured by collateral of $1,069,223, which was received in cash and subsequently invested in short-term investments currently valued at $1,069,223 as reported in the Portfolio of Investments.
1 ML—1 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	September 2022	$632,894	$593,475	$(39,419)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$79,355,489	$—	$—	$79,355,489
Corporate Bonds & Notes	—	15,281,418	—	15,281,418
Asset Backed Securities	—	8,566,491	—	8,566,491
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,645,420	112,789	1,758,209
Other Industries	—	2,625,135	—	2,625,135
U.S. Government & Agency Obligations	—	22,979,089	—	22,979,089
Escrows and Litigation Trusts	—	176	—	176
Short-Term Investments	1,069,223	—	—	1,069,223
Repurchase Agreements	—	5,164,593	—	5,164,593
Total Investments at Value	$80,424,712	$56,262,322	$112,789	$136,799,823
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$39,419	$—	$—	$39,419
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Apparel — 0.8%
NIKE, Inc., Class B	49,274	$ 5,245,217
Auto Manufacturers — 5.2%
Tesla, Inc.†	126,201	34,782,258
Banks — 1.2%
Goldman Sachs Group, Inc.	24,996	8,315,419
Chemicals — 0.9%
Linde PLC	11,749	3,323,322
Sherwin-Williams Co.	11,730	2,722,533
		6,045,855
Commercial Services — 2.0%
Adyen NV*†	736	1,132,873
Affirm Holdings, Inc.#†	32,306	756,930
Block, Inc., Class A†	35,537	2,448,855
Cintas Corp.	2,795	1,137,118
PayPal Holdings, Inc.†	22,705	2,121,555
S&P Global, Inc.	12,991	4,575,170
TransUnion	15,210	1,123,563
		13,296,064
Computers — 8.6%
Apple, Inc.	350,601	55,121,489
Crowdstrike Holdings, Inc., Class A†	5,124	935,694
Fortinet, Inc.†	37,631	1,832,253
		57,889,436
Diversified Financial Services — 6.6%
ANT International Co., Ltd. Class C†(1)(2)	402,788	793,493
Charles Schwab Corp.	63,635	4,514,903
Mastercard, Inc., Class A	52,268	16,954,171
Visa, Inc., Class A	111,038	22,064,361
		44,326,928
Electronics — 0.2%
TE Connectivity, Ltd.	11,936	1,506,443
Healthcare-Products — 4.9%
Align Technology, Inc.†	4,351	1,060,339
Danaher Corp.	36,281	9,792,605
Intuitive Surgical, Inc.†	46,928	9,654,967
Stryker Corp.	26,626	5,463,655
Teleflex, Inc.	6,995	1,582,688
Thermo Fisher Scientific, Inc.	9,726	5,303,782
		32,858,036
Healthcare-Services — 5.4%
Humana, Inc.	12,598	6,069,465
UnitedHealth Group, Inc.	58,340	30,297,712
		36,367,177
Insurance — 0.9%
Chubb, Ltd.	14,598	2,759,752
Marsh & McLennan Cos., Inc.	19,934	3,216,750
		5,976,502
Internet — 29.5%
Alphabet, Inc., Class A†	127,120	13,756,926
Alphabet, Inc., Class C†	582,100	63,536,215
Amazon.com, Inc.†	611,895	77,569,929
Booking Holdings, Inc.†	2,075	3,892,306
DoorDash, Inc., Class A†	26,696	1,599,090
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	135,348	$ 22,052,250
Netflix, Inc.†	14,975	3,347,811
Opendoor Technologies, Inc.#†	149,415	646,967
Sea, Ltd. ADR†	77,465	4,802,830
Shopify, Inc., Class A†	75,800	2,399,070
Spotify Technology SA†	13,333	1,441,964
Tencent Holdings, Ltd.	74,400	3,081,493
		198,126,851
Media — 0.4%
Walt Disney Co.†	22,992	2,576,943
Miscellaneous Manufacturing — 0.3%
General Electric Co.	29,001	2,129,834
Pharmaceuticals — 2.9%
AstraZeneca PLC ADR	37,418	2,334,135
Eli Lilly & Co.	41,474	12,493,213
Zoetis, Inc.	27,042	4,232,884
		19,060,232
Retail — 4.1%
Carvana Co.#†	61,910	2,042,411
Chipotle Mexican Grill, Inc.†	4,300	6,866,240
Dollar General Corp.	28,866	6,853,366
Lululemon Athletica, Inc.†	14,622	4,386,015
Ross Stores, Inc.	64,879	5,597,111
TJX Cos., Inc.	24,329	1,516,913
		27,262,056
Semiconductors — 6.5%
Advanced Micro Devices, Inc.†	83,622	7,096,999
ASML Holding NV	13,586	6,656,325
Marvell Technology, Inc.	56,668	2,653,196
Monolithic Power Systems, Inc.	8,223	3,726,499
NVIDIA Corp.	115,929	17,498,323
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,425	2,285,874
Texas Instruments, Inc.	23,221	3,836,341
		43,753,557
Software — 18.5%
Atlassian Corp. PLC, Class A†	19,101	4,730,554
Bill.com Holdings, Inc.†	26,963	4,364,771
Confluent, Inc., Class A#†	34,807	952,320
Datadog, Inc., Class A†	15,932	1,672,063
HashiCorp, Inc., Class A†	7,932	280,396
Intuit, Inc.	30,467	13,155,041
Microsoft Corp.	225,805	59,041,233
MongoDB, Inc.†	13,602	4,391,542
MSCI, Inc.	2,246	1,008,993
Paycom Software, Inc.†	2,502	878,702
Roper Technologies, Inc.	9,903	3,986,750
ServiceNow, Inc.†	36,666	15,935,777
Snowflake, Inc., Class A†	9,697	1,754,672
Synopsys, Inc.†	28,796	9,963,992
Veeva Systems, Inc., Class A†	11,462	2,284,606
		124,401,412
Telecommunications — 0.5%
T-Mobile US, Inc.†	23,719	3,414,587
Total Common Stocks (cost $469,412,143)		667,334,807

VALIC Company I Blue Chip Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	$ 302,896
CORPORATE BONDS & NOTES — 0.2%
Retail — 0.2%
Carvana Co.
10.25%, 05/01/2030* (cost $1,660,000)	$1,660,000	1,319,750
Total Long-Term Investment Securities (cost $471,396,017)		668,957,453
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(3)	578,768	578,768
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(3)(4)	496,893	496,893
T. Rowe Price Government Reserve Fund 2.36%(3)	2,171,815	2,171,815
Total Short-Term Investments (cost $3,247,476)		3,247,476
TOTAL INVESTMENTS (cost $474,643,493)	100.1%	672,204,929
Other assets less liabilities	(0.1)	(671,246)
NET ASSETS	100.0%	$671,533,683
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Blue Chip Growth Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $2,452,623 representing 0.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	402,788	$1,535,177	$793,493	$1.97	0.12%
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	323,874	302,896	55.29	0.04
				$1,096,389		0.16%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $2,344,311. This was secured by collateral of $496,893, which was received in cash and subsequently invested in short-term investments currently valued at $496,893 as reported in the Portfolio of Investments. Additional collateral of $1,952,211 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$128,267
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2022 to 05/15/2052	1,823,944
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$12,163,191	$1,132,873	$—	$13,296,064
Diversified Financial Services	43,533,435	—	793,493	44,326,928
Internet	195,045,358	3,081,493	—	198,126,851
Other Industries	411,584,964	—	—	411,584,964
Convertible Preferred Stocks	—	—	302,896	302,896
Corporate Bonds & Notes	—	1,319,750	—	1,319,750
Short-Term Investments	3,247,476	—	—	3,247,476
Total Investments at Value	$665,574,424	$5,534,116	$1,096,389	$672,204,929
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Apparel — 0.4%
NIKE, Inc., Class B	5,330	$ 567,378
Auto Manufacturers — 2.0%
Tesla, Inc.†	9,102	2,508,602
Banks — 0.7%
US Bancorp	20,942	955,165
Beverages — 2.3%
Monster Beverage Corp.†	19,286	1,713,175
PepsiCo, Inc.	7,588	1,307,185
		3,020,360
Biotechnology — 3.6%
Exelixis, Inc.†	53,666	952,035
Horizon Therapeutics PLC†	12,033	712,474
Vertex Pharmaceuticals, Inc.†	10,636	2,996,799
		4,661,308
Commercial Services — 3.1%
FleetCor Technologies, Inc.†	6,671	1,417,788
PayPal Holdings, Inc.†	13,469	1,258,543
TransUnion	18,449	1,362,828
		4,039,159
Computers — 11.3%
Apple, Inc.	77,388	12,166,942
Crowdstrike Holdings, Inc., Class A†	3,412	623,065
Fortinet, Inc.†	35,255	1,716,566
		14,506,573
Diversified Financial Services — 4.2%
Mastercard, Inc., Class A	13,345	4,328,717
Visa, Inc., Class A	5,742	1,140,993
		5,469,710
Entertainment — 0.9%
Vail Resorts, Inc.	5,173	1,162,270
Environmental Control — 1.3%
Waste Management, Inc.	9,693	1,638,408
Food — 1.1%
Hershey Co.	6,140	1,379,474
Hand/Machine Tools — 0.7%
Snap-on, Inc.	3,956	861,854
Healthcare-Products — 1.5%
Align Technology, Inc.†	2,860	696,982
Tandem Diabetes Care, Inc.†	25,852	1,182,470
		1,879,452
Healthcare-Services — 2.5%
DaVita, Inc.†	13,746	1,172,396
IQVIA Holdings, Inc.†	3,277	696,887
UnitedHealth Group, Inc.	2,687	1,395,440
		3,264,723
Insurance — 1.0%
Progressive Corp.	10,440	1,280,466
Internet — 14.9%
Alphabet, Inc., Class A†	16,560	1,792,123
Alphabet, Inc., Class C†	56,940	6,215,001
Amazon.com, Inc.†	51,912	6,580,884
F5, Inc.†	2,363	371,133
Security Description	Shares or Principal Amount	Value

Internet (continued)
GoDaddy, Inc., Class A†	23,234	$ 1,761,602
Meta Platforms, Inc., Class A†	15,190	2,474,907
		19,195,650
Leisure Time — 0.8%
YETI Holdings, Inc.†	28,762	1,061,030
Mining — 0.4%
Freeport-McMoRan, Inc.	16,019	474,162
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc.†	11,481	1,339,603
Oil & Gas Services — 0.9%
Halliburton Co.	37,495	1,129,724
Pharmaceuticals — 4.5%
Cigna Corp.	4,675	1,325,129
Eli Lilly & Co.	5,023	1,513,078
Neurocrine Biosciences, Inc.†	21,198	2,217,947
Zoetis, Inc.	4,555	712,994
		5,769,148
Real Estate — 1.2%
CBRE Group, Inc., Class A†	19,459	1,536,483
REITS — 0.9%
Public Storage	3,613	1,195,289
Retail — 6.0%
AutoZone, Inc.†	865	1,833,117
Lowe's Cos., Inc.	5,113	992,638
Target Corp.	7,673	1,230,289
Ulta Beauty, Inc.†	6,200	2,603,194
Williams-Sonoma, Inc.	7,559	1,124,401
		7,783,639
Semiconductors — 8.7%
Advanced Micro Devices, Inc.†	12,190	1,034,565
Broadcom, Inc.	7,823	3,904,538
NVIDIA Corp.	12,523	1,890,222
QUALCOMM, Inc.	20,174	2,668,415
Teradyne, Inc.	5,219	441,736
Texas Instruments, Inc.	7,467	1,233,623
		11,173,099
Software — 17.4%
Adobe, Inc.†	7,234	2,701,465
Autodesk, Inc.†	4,371	881,806
Dropbox, Inc., Class A†	53,170	1,137,306
Electronic Arts, Inc.	15,198	1,928,170
Microsoft Corp.	39,910	10,435,268
ServiceNow, Inc.†	4,025	1,749,345
Veeva Systems, Inc., Class A†	10,481	2,089,073
Workday, Inc., Class A†	8,892	1,463,268
		22,385,701
Telecommunications — 1.1%
Motorola Solutions, Inc.	5,935	1,444,638
Transportation — 4.2%
Union Pacific Corp.	9,698	2,177,298
United Parcel Service, Inc., Class B	16,306	3,171,680
		5,348,978
Total Long-Term Investment Securities (cost $100,124,581)		127,032,046

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(1) (cost $1,766,777)	1,766,777	$ 1,766,777
TOTAL INVESTMENTS (cost $101,891,358)	100.0%	128,798,823
Other assets less liabilities	0.0	20,442
NET ASSETS	100.0%	$128,819,265
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2022.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$127,032,046	$—	$—	$127,032,046
Short-Term Investments	1,766,777	—	—	1,766,777
Total Investments at Value	$128,798,823	$—	$—	$128,798,823
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 89.8%
Domestic Fixed Income Investment Companies — 60.6%
VALIC Company I Core Bond Fund	15,037,640	$149,173,386
VALIC Company I Government Securities Fund	1,335,049	12,869,876
VALIC Company I High Yield Bond Fund	2,289,774	15,501,771
VALIC Company I Inflation Protected Fund	1,229,869	13,442,467
Total Domestic Fixed Income Investment Companies (cost $214,879,109)		190,987,500
Domestic Equity Investment Companies — 18.7%
VALIC Company I Blue Chip Growth Fund	5,619	89,852
VALIC Company I Capital Appreciation Fund	403,677	7,528,582
VALIC Company I Dividend Value Fund	150,510	1,866,321
VALIC Company I Large Capital Growth Fund	527,243	9,342,740
VALIC Company I Mid Cap Index Fund	30,882	789,961
VALIC Company I Mid Cap Strategic Growth Fund	234,833	4,107,224
VALIC Company I Mid Cap Value Fund	96,083	1,853,444
VALIC Company I Nasdaq-100 Index Fund	80,317	1,565,368
VALIC Company I Science & Technology Fund	58,826	1,302,418
VALIC Company I Small Cap Growth Fund	52,437	809,624
VALIC Company I Small Cap Index Fund	25,504	440,452
VALIC Company I Small Cap Special Values Fund	21,799	261,148
VALIC Company I Stock Index Fund	294,946	13,455,441
VALIC Company I Systematic Core Fund	148,895	3,647,938
VALIC Company I Systematic Value Fund	968,835	11,984,491
Total Domestic Equity Investment Companies (cost $62,047,812)		59,045,004
International Equity Investment Companies — 6.9%
VALIC Company I Emerging Economies Fund	258,835	1,669,488
VALIC Company I Global Real Estate Fund	661,797	4,639,197
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
VALIC Company I International Equities Index Fund	802,293	$ 5,263,041
VALIC Company I International Opportunities Fund	528,957	7,675,174
VALIC Company I International Value Fund	274,474	2,437,327
Total International Equity Investment Companies (cost $25,476,452)		21,684,227
International Fixed Income Investment Companies — 3.6%
VALIC Company I International Government Bond Fund (cost $13,461,957)	1,148,988	11,306,039
Total Long-Term Investment Securities (cost $315,865,330)		283,022,770
SHORT-TERM INVESTMENTS — 10.2%
Unaffiliated Investment Companies — 10.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(2) (cost $32,282,686)	32,282,686	32,282,686
TOTAL INVESTMENTS (cost $348,148,016)	100.0%	315,305,456
Other assets less liabilities	(0.0)	(68,482)
NET ASSETS	100.0%	$315,236,974
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$283,022,770	$—	$—	$283,022,770
Short-Term Investments	32,282,686	—	—	32,282,686
Total Investments at Value	$315,305,456	$—	$—	$315,305,456
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.5%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	$ 1,296,000	$ 1,256,127
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	11,172
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	687,000	671,824
		1,939,123
Agriculture — 0.0%
Viterra Finance BV
3.20%, 04/21/2031*	907,000	713,873
Airlines — 0.1%
American Airlines, Inc.
11.75%, 07/15/2025*	1,196,000	1,321,586
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,624,452	1,356,313
United Airlines, Inc.
4.63%, 04/15/2029*	1,255,000	1,101,262
		3,779,161
Auto Manufacturers — 0.6%
BMW US Capital LLC
3.90%, 04/09/2025*#	1,666,000	1,654,191
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	814,000	658,754
Ford Motor Co.
3.25%, 02/12/2032	450,000	352,314
4.75%, 01/15/2043	628,000	469,775
6.10%, 08/19/2032	854,000	831,591
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,162,000	971,723
4.00%, 11/13/2030	4,315,000	3,604,665
4.95%, 05/28/2027	555,000	521,048
5.11%, 05/03/2029	402,000	373,944
General Motors Co.
5.40%, 10/15/2029	1,828,000	1,787,671
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,215,000	962,478
2.75%, 06/20/2025	2,163,000	2,044,904
Toyota Motor Credit Corp.
1.90%, 04/06/2028#	2,827,000	2,520,789
Volkswagen Group America, Inc.
4.35%, 06/08/2027*	1,765,000	1,720,788
		18,474,635
Auto Parts & Equipment — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	851,000	717,097
Banks — 8.7%
Banco Santander SA
1.72%, 09/14/2027	1,800,000	1,551,763
3.89%, 05/24/2024	2,400,000	2,376,474
5.15%, 08/18/2025	1,400,000	1,392,947
Bank Hapoalim BM
3.26%, 01/21/2032*	3,090,000	2,687,663
Bank of America Corp.
1.49%, (SOFR1.46%), 05/19/2024	3,083,000	3,019,449
2.46%, 10/22/2025	5,367,000	5,134,196
3.31%, 04/22/2042	1,905,000	1,498,119
3.38%, 04/02/2026	1,329,000	1,283,149
3.85%, 03/08/2037	4,642,000	4,013,328
4.08%, 04/23/2040	2,637,000	2,304,782
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.18%, 11/25/2027	$ 3,272,000	$ 3,195,488
4.57%, 04/27/2033	819,000	783,983
6.11%, 01/29/2037	2,548,000	2,709,842
Bank of Montreal
1.50%, 01/10/2025	651,000	612,882
3.70%, 06/07/2025	2,440,000	2,406,683
Bank of Nova Scotia
4.59%, 05/04/2037	2,835,000	2,569,242
BankUnited, Inc.
4.88%, 11/17/2025	3,223,000	3,223,081
5.13%, 06/11/2030	5,826,000	5,692,014
Barclays PLC
3.56%, 09/23/2035	3,948,000	3,172,415
BNP Paribas SA
1.32%, 01/13/2027*	1,715,000	1,506,126
1.68%, 06/30/2027*	3,393,000	2,980,850
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,200,752
Canadian Imperial Bank of Commerce
0.95%, 10/23/2025	1,462,000	1,321,588
Citigroup, Inc.
0.78%, 10/30/2024	1,796,000	1,722,875
2.57%, 06/03/2031	726,000	607,989
2.67%, 01/29/2031	422,000	356,575
2.90%, 11/03/2042	623,000	456,950
3.67%, 07/24/2028	1,046,000	986,692
4.45%, 09/29/2027	3,420,000	3,341,459
5.88%, 02/22/2033	2,340,000	2,406,819
6.00%, 10/31/2033	5,397,000	5,603,360
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,641,000	4,499,717
3.25%, 04/30/2030	810,000	716,005
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	5,570,000	4,953,174
Credit Agricole SA
1.25%, 01/26/2027*	2,068,000	1,819,252
Danske Bank A/S
0.98%, 09/10/2025*	2,230,000	2,048,635
3.24%, 12/20/2025*	2,650,000	2,529,003
Deutsche Bank AG
2.22%, 09/18/2024	1,250,000	1,205,843
2.31%, 11/16/2027	1,671,000	1,421,486
3.74%, 01/07/2033	3,555,000	2,532,170
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	5,396,000	5,132,945
First Horizon Bank
5.75%, 05/01/2030	4,522,000	4,600,945
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,421,000	2,131,563
2.38%, 07/21/2032	1,697,000	1,377,289
3.21%, 04/22/2042	1,588,000	1,217,714
3.50%, 11/16/2026	3,643,000	3,501,109
3.80%, 03/15/2030	670,000	619,160
6.75%, 10/01/2037	3,539,000	3,935,605
HSBC Holdings PLC
1.59%, 05/24/2027	3,971,000	3,463,314
2.25%, 11/22/2027	3,240,000	2,859,687
4.18%, 12/09/2025	5,024,000	4,922,929
Huntington National Bank, Inc.
4.55%, 05/17/2028	3,437,000	3,418,475
ING Groep NV
1.40%, 07/01/2026*	3,827,000	3,461,642
4.63%, 01/06/2026*	1,185,000	1,178,648

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	$ 2,864,000	$ 1,873,468
JPMorgan Chase & Co.
0.65%, 09/16/2024	3,052,000	2,935,780
1.58%, 04/22/2027	974,000	870,134
2.01%, 03/13/2026	7,077,000	6,640,324
2.07%, 06/01/2029	520,000	445,196
2.53%, 11/19/2041	6,899,000	4,846,056
2.55%, 11/08/2032	803,000	662,022
4.08%, 04/26/2026	3,151,000	3,107,528
4.91%, 07/25/2033	2,353,000	2,338,908
6.13%, 04/30/2024#(1)	2,555,000	2,502,550
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,306,685
4.79%, 07/18/2025	2,528,000	2,537,436
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,314,000	4,117,580
2.56%, 09/13/2031	1,986,000	1,564,663
Morgan Stanley
1.16%, 10/21/2025	1,180,000	1,096,170
1.51%, 07/20/2027	3,250,000	2,881,712
2.48%, 09/16/2036	342,000	264,064
3.22%, 04/22/2042	1,870,000	1,463,782
3.63%, 01/20/2027	5,000,000	4,866,659
4.68%, 07/17/2026	784,000	785,316
5.30%, 04/20/2037	3,237,000	3,102,439
National Bank of Canada
0.55%, 11/15/2024	1,995,000	1,902,766
2.15%, 10/07/2022*	2,096,000	2,094,317
Natwest Group PLC
1.64%, 06/14/2027	1,615,000	1,415,679
3.03%, 11/28/2035	3,469,000	2,716,716
4.27%, 03/22/2025	531,000	525,098
8.00%, 08/10/2025(1)	1,096,000	1,093,370
NatWest Markets PLC
0.80%, 08/12/2024*	1,289,000	1,200,081
Regions Financial Corp.
7.38%, 12/10/2037	2,339,000	2,774,176
Signature Bank
4.00%, 10/15/2030	4,374,000	4,154,683
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	942,704
7.88%, 12/18/2023*(1)	1,554,000	1,538,762
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	2,757,000	2,611,403
SVB Financial Group
4.35%, 04/29/2028	3,530,000	3,405,893
Swedbank AB
1.54%, 11/16/2026*	3,556,000	3,187,923
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,205,000	1,948,711
Toronto-Dominion Bank
3.77%, 06/06/2025	1,713,000	1,694,628
Truist Financial Corp.
4.26%, 07/28/2026	1,551,000	1,548,712
UBS Group AG
1.49%, 08/10/2027*	2,010,000	1,746,928
4.13%, 09/24/2025*	269,000	266,238
4.75%, 05/12/2028*	1,477,000	1,451,152
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	2,933,074
5.46%, 06/30/2035*	1,766,000	1,397,206
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp
2.49%, 11/03/2036	$ 5,205,000	$ 4,210,943
Valley National Bancorp
3.00%, 06/15/2031	2,126,000	1,925,897
Wells Fargo & Co.
2.39%, 06/02/2028	917,000	822,706
3.07%, 04/30/2041	1,962,000	1,507,305
4.30%, 07/22/2027	6,765,000	6,654,048
4.61%, 04/25/2053	1,865,000	1,723,738
4.65%, 11/04/2044	1,070,000	967,818
5.61%, 01/15/2044	1,066,000	1,082,005
Zions Bancorp NA
3.25%, 10/29/2029	3,140,000	2,671,863
		249,990,860
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	4,617,000	4,394,107
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	3,751,000	3,412,622
Constellation Brands, Inc.
4.35%, 05/09/2027	794,000	792,245
PepsiCo, Inc.
2.25%, 03/19/2025	1,482,000	1,429,356
3.60%, 02/18/2028	1,079,000	1,060,991
3.90%, 07/18/2032	1,621,000	1,592,850
4.20%, 07/18/2052	369,000	363,069
		13,045,240
Biotechnology — 0.3%
Amgen, Inc.
2.80%, 08/15/2041	3,622,000	2,724,301
3.15%, 02/21/2040	1,332,000	1,055,641
4.88%, 03/01/2053	806,000	784,444
CSL Finance PLC
4.75%, 04/27/2052*	877,000	846,226
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	750,000	625,238
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	652,000	516,870
2.80%, 09/15/2050	514,000	346,728
Royalty Pharma PLC
2.15%, 09/02/2031	2,803,000	2,223,872
		9,123,320
Building Materials — 0.1%
Carrier Global Corp.
3.38%, 04/05/2040	1,985,000	1,570,463
PGT Innovations, Inc.
4.38%, 10/01/2029*	541,000	457,840
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	518,072
		2,546,375
Chemicals — 0.7%
Albemarle Corp.
4.65%, 06/01/2027	1,650,000	1,640,513
5.65%, 06/01/2052	1,672,000	1,643,812
Braskem Netherlands Finance BV
4.50%, 01/10/2028 to 01/31/2030*	2,239,000	2,072,390
Cabot Corp.
5.00%, 06/30/2032	1,367,000	1,313,218

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Celanese US Holdings LLC
5.90%, 07/05/2024	$ 1,940,000	$ 1,955,526
CF Industries, Inc.
5.38%, 03/15/2044	2,024,000	1,894,271
Consolidated Energy Finance SA
5.63%, 10/15/2028*	687,000	565,916
Ecolab, Inc.
2.70%, 12/15/2051	1,890,000	1,344,353
Methanex Corp.
5.13%, 10/15/2027	647,000	589,093
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	677,252
RPM International, Inc.
2.95%, 01/15/2032	1,210,000	989,748
4.55%, 03/01/2029	2,775,000	2,658,165
Sherwin-Williams Co.
4.05%, 08/08/2024	723,000	722,452
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	611,000	433,627
Westlake Corp.
3.13%, 08/15/2051#	777,000	541,398
3.38%, 08/15/2061	901,000	594,675
		19,636,409
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	555,000	545,288
Commercial Services — 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	610,000	516,010
Atlas Luxco 4 SARL
4.63%, 06/01/2028*	200,000	167,266
Automatic Data Processing, Inc.
1.70%, 05/15/2028	1,160,000	1,040,909
Brink's Co.
4.63%, 10/15/2027*	740,000	666,000
Cintas Corp. No 2
3.45%, 05/01/2025	951,000	936,244
Deluxe Corp.
8.00%, 06/01/2029*	819,000	728,910
Ford Foundation
2.82%, 06/01/2070	1,688,000	1,148,096
Garda World Security Corp.
6.00%, 06/01/2029*	354,000	274,350
Hertz Corp.
5.00%, 12/01/2029*	340,000	273,493
Korn Ferry International
4.63%, 12/15/2027*	436,000	404,560
Metis Merger Sub LLC
6.50%, 05/15/2029*	670,000	576,215
Moody's Corp.
4.25%, 08/08/2032	928,000	899,908
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*#	798,000	634,911
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/01/2028*	199,000	199,454
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*#	665,000	497,087
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	$ 973,000	$ 837,388
PROG Holdings, Inc.
6.00%, 11/15/2029*	692,000	579,342
Quanta Services, Inc.
3.05%, 10/01/2041	1,059,000	749,317
Rent-A-Center, Inc.
6.38%, 02/15/2029*#	745,000	628,415
S&P Global, Inc.
2.70%, 03/01/2029*	2,449,000	2,234,125
Sotheby's
7.38%, 10/15/2027*	1,000,000	942,720
TriNet Group, Inc.
3.50%, 03/01/2029*	670,000	574,569
Triton Container International, Ltd.
2.05%, 04/15/2026*	4,306,000	3,741,507
3.15%, 06/15/2031*	4,015,000	3,147,554
		22,398,350
Computers — 0.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	785,000	707,264
Apple, Inc.
1.40%, 08/05/2028	3,080,000	2,684,185
2.70%, 08/05/2051	800,000	589,121
2.80%, 02/08/2061	800,000	567,551
3.95%, 08/08/2052	1,165,000	1,077,608
4.10%, 08/08/2062	1,214,000	1,117,119
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	1,140,000	951,786
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	2,119,000	1,489,332
8.10%, 07/15/2036	1,379,000	1,606,085
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	4,942,000	4,532,478
6.20%, 10/15/2035	228,000	241,067
HP, Inc.
5.50%, 01/15/2033	896,000	864,136
Kyndryl Holdings, Inc.
2.05%, 10/15/2026*	1,537,000	1,276,022
3.15%, 10/15/2031*#	565,000	395,748
Leidos, Inc.
4.38%, 05/15/2030	1,796,000	1,661,623
NCR Corp.
5.13%, 04/15/2029*	470,000	438,872
Seagate HDD Cayman
4.09%, 06/01/2029	520,000	444,600
		20,644,597
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
3.25%, 08/15/2032	1,549,000	1,468,898
Coty, Inc.
5.00%, 04/15/2026*	656,000	621,560
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,096,000	941,990
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025*	2,395,000	2,309,307
GSK Consumer Healthcare Capital US LLC
3.63%, 03/24/2032*	1,483,000	1,318,849
4.00%, 03/24/2052*	1,365,000	1,113,459
		7,774,063

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	$ 1,799,000	$ 1,589,010
AG Issuer LLC
6.25%, 03/01/2028*	1,008,000	923,866
American Express Co.
3.95%, 08/01/2025	1,785,000	1,767,564
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	682,000	587,447
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	630,000	558,170
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	812,904
Charles Schwab Corp.
2.45%, 03/03/2027	1,108,000	1,035,191
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	699,340
Credit Acceptance Corp.
6.63%, 03/15/2026#	225,000	220,500
Curo Group Holdings Corp.
7.50%, 08/01/2028*	650,000	393,965
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	1,270,000	1,188,961
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	517,708
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	1,921,000	1,921,538
5.20%, 06/15/2062	1,079,000	1,065,427
LFS Topco LLC
5.88%, 10/15/2026*	533,000	433,935
LPL Holdings, Inc.
4.00%, 03/15/2029*	615,000	549,656
4.63%, 11/15/2027*	445,000	418,699
NFP Corp.
4.88%, 08/15/2028*	195,000	173,037
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	456,000	367,080
Synchrony Financial
2.88%, 10/28/2031	531,000	410,500
4.50%, 07/23/2025	8,392,000	8,218,334
USAA Capital Corp.
3.38%, 05/01/2025*	2,293,000	2,256,275
		26,109,107
Electric — 2.7%
AES Corp.
2.45%, 01/15/2031	3,071,000	2,536,879
Avangrid, Inc.
3.20%, 04/15/2025	5,270,000	5,108,492
Baltimore Gas and Electric Co.
4.55%, 06/01/2052	657,000	628,332
Calpine Corp.
3.75%, 03/01/2031*	933,000	773,457
5.00%, 02/01/2031*	624,000	522,257
Clearway Energy Operating LLC
4.75%, 03/15/2028*	432,000	404,460
CMS Energy Corp.
3.75%, 12/01/2050	1,225,000	976,938
4.75%, 06/01/2050	1,499,000	1,375,333
Colbun SA
3.15%, 01/19/2032*	1,911,000	1,595,685
Security Description	Shares or Principal Amount	Value

Electric (continued)
Consolidated Edison Co. of New York, Inc.
3.60%, 06/15/2061	$ 2,200,000	$ 1,734,397
Dominion Energy South Carolina, Inc.
5.10%, 06/01/2065	2,513,000	2,574,534
Dominion Energy, Inc.
5.25%, 08/01/2033	2,111,000	2,141,113
5.75%, 10/01/2054	955,000	918,507
DTE Electric Co.
3.95%, 03/01/2049	1,859,000	1,675,957
DTE Energy Co.
4.22%, 11/01/2024(2)	1,082,000	1,076,612
Duke Energy Carolinas LLC
3.55%, 03/15/2052	712,000	588,568
Emera US Finance LP
4.75%, 06/15/2046	2,034,000	1,779,088
Enel Finance International NV
4.75%, 05/25/2047*	1,025,000	841,704
Engie Energia Chile SA
3.40%, 01/28/2030*	1,517,000	1,241,194
Entergy Louisiana LLC
4.75%, 09/15/2052	576,000	559,870
Entergy Mississippi LLC
3.50%, 06/01/2051	831,000	668,181
Entergy Texas, Inc.
4.50%, 03/30/2039	3,183,000	2,948,687
5.00%, 09/15/2052	577,000	569,691
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	1,988,000	1,737,689
Georgia Power Co.
3.25%, 03/15/2051	2,323,000	1,717,384
Interstate Power & Light Co.
3.50%, 09/30/2049	1,604,000	1,268,757
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,310,000	1,072,265
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/2025	1,523,000	1,452,214
2.85%, 01/27/2025	4,258,000	4,147,729
4.15%, 12/15/2032	2,168,000	2,102,310
4.75%, 04/30/2043	1,400,000	1,301,968
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/2024	1,081,000	1,062,550
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	1,005,584
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032*	1,628,000	1,627,506
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,591,000	1,784,569
4.30%, 03/15/2045	2,994,000	2,203,818
4.95%, 06/08/2025	1,310,000	1,303,923
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,225,000	1,102,969
Public Service Co. of Colorado
2.70%, 01/15/2051#	3,564,000	2,536,987
3.70%, 06/15/2028	1,618,000	1,571,718
4.10%, 06/15/2048	1,582,000	1,435,690
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,848,000	1,531,139
Southern California Edison Co.
1.10%, 04/01/2024	4,824,000	4,591,633
4.20%, 06/01/2025	1,407,000	1,404,924
Southern Co.
4.48%, 08/01/2024(2)	1,674,000	1,680,031

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Union Electric Co.
2.95%, 06/15/2027	$ 2,138,000	$ 2,029,209
3.90%, 04/01/2052	974,000	860,583
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	886,007
		76,659,092
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	657,000	533,438
EnerSys
4.38%, 12/15/2027*	799,000	727,090
		1,260,528
Electronics — 0.3%
Agilent Technologies, Inc.
2.30%, 03/12/2031	1,614,000	1,331,260
Allegion US Holding Co, Inc.
5.41%, 07/01/2032	1,280,000	1,266,769
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	636,723
Trimble, Inc.
4.90%, 06/15/2028	789,000	785,098
TTM Technologies, Inc.
4.00%, 03/01/2029*#	775,000	670,382
Vontier Corp.
2.95%, 04/01/2031	4,612,000	3,547,689
		8,237,921
Engineering & Construction — 0.0%
VM Consolidated, Inc.
5.50%, 04/15/2029*	655,000	574,762
Entertainment — 0.3%
AMC Entertainment Holdings, Inc.
10.00%, 06/15/2026*	615,000	493,537
Banijay Entertainment SASU
5.38%, 03/01/2025*	823,000	775,675
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	664,000	648,336
Magallanes, Inc.
3.64%, 03/15/2025*	1,142,000	1,103,162
5.05%, 03/15/2042*	1,349,000	1,113,329
5.14%, 03/15/2052*	630,000	508,474
5.39%, 03/15/2062*	1,987,000	1,599,866
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	698,000	620,517
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,480,000	1,289,198
		8,152,094
Environmental Control — 0.1%
Covanta Holding Corp.
5.00%, 09/01/2030	843,000	710,501
Harsco Corp.
5.75%, 07/31/2027*	717,000	508,475
Waste Connections, Inc.
2.20%, 01/15/2032#	2,533,000	2,088,277
4.20%, 01/15/2033	723,000	697,344
		4,004,597
Security Description	Shares or Principal Amount	Value

Food — 0.8%
C&S Group Enterprises LLC
5.00%, 12/15/2028*	$ 1,222,000	$ 903,413
Conagra Brands, Inc.
7.00%, 10/01/2028	1,913,000	2,070,388
Hormel Foods Corp.
0.65%, 06/03/2024	1,385,000	1,316,940
Kraft Heinz Foods Co.
4.38%, 06/01/2046	3,102,000	2,642,304
4.88%, 10/01/2049	947,000	861,944
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	318,530
Nestle Holdings, Inc.
3.50%, 09/24/2025*	3,021,000	2,994,473
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	467,104
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	431,000	424,578
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	562,879
Simmons Foods, Inc.
4.63%, 03/01/2029*	453,000	400,713
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,615,000	1,542,140
5.20%, 04/01/2029*	1,854,000	1,804,726
Sysco Corp.
4.45%, 03/15/2048	3,551,000	3,150,882
4.50%, 04/01/2046	2,124,000	1,900,682
5.95%, 04/01/2030	515,000	555,061
6.60%, 04/01/2050	755,000	878,269
		22,795,026
Forest Products & Paper — 0.4%
Georgia-Pacific LLC
0.95%, 05/15/2026*	8,211,000	7,299,040
Glatfelter Corp.
4.75%, 11/15/2029*#	629,000	389,980
Inversiones CMPC SA
3.00%, 04/06/2031*	1,689,000	1,408,461
Suzano Austria GmbH
3.13%, 01/15/2032	1,373,000	1,087,595
3.75%, 01/15/2031	1,826,000	1,542,120
		11,727,196
Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.
2.30%, 02/24/2025	2,373,000	2,282,591
3.00%, 05/15/2032#	993,000	872,916
4.00%, 03/15/2060#	3,228,000	2,948,229
		6,103,736
Healthcare-Products — 0.1%
Medline Borrower LP
3.88%, 04/01/2029*	632,000	535,620
STERIS PLC
3.75%, 03/15/2051	1,790,000	1,385,124
		1,920,744
Healthcare-Services — 0.7%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	933,000	791,179
DaVita, Inc.
4.63%, 06/01/2030*	774,000	623,101
Elevance Health, Inc.
2.88%, 09/15/2029	1,524,000	1,373,432

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
HCA, Inc.
3.50%, 09/01/2030 to 07/15/2051	$ 4,795,000	$ 3,850,136
4.63%, 03/15/2052*	2,067,000	1,716,944
Humana, Inc.
1.35%, 02/03/2027	1,168,000	1,022,732
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	748,000	650,169
Roche Holdings, Inc.
2.13%, 03/10/2025*	4,969,000	4,775,579
Select Medical Corp.
6.25%, 08/15/2026*	980,000	937,527
Tenet Healthcare Corp.
4.63%, 07/15/2024	184,000	180,175
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,711,000	2,487,312
3.75%, 07/15/2025	1,382,000	1,378,124
4.95%, 05/15/2062	678,000	681,266
		20,467,676
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	639,731
Insurance — 1.3%
Americo Life, Inc.
3.45%, 04/15/2031*	1,459,000	1,180,601
Athene Global Funding
1.73%, 10/02/2026*	2,985,000	2,604,768
Athene Holding, Ltd.
3.45%, 05/15/2052	617,000	421,086
Brighthouse Financial Global Funding
0.60%, 06/28/2023*	2,245,000	2,177,215
Enstar Group, Ltd.
3.10%, 09/01/2031	1,781,000	1,344,160
4.95%, 06/01/2029	3,392,000	3,201,256
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,372,000	2,107,310
F&G Global Funding
0.90%, 09/20/2024*	2,114,000	1,947,374
2.30%, 04/11/2027*	4,048,000	3,613,047
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	3,763,000	2,596,470
MassMutual Global Funding II
2.75%, 06/22/2024*	1,494,000	1,455,126
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	495,018
Ohio National Financial Services, Inc.
6.05%, 01/24/2030*	2,410,000	2,302,767
Principal Life Global Funding II
0.50%, 01/08/2024*	1,289,000	1,228,622
Prudential Financial, Inc.
3.91%, 12/07/2047	489,000	428,460
5.63%, 06/15/2043	1,638,000	1,631,858
5.70%, 09/15/2048	1,215,000	1,192,158
Prudential PLC
3.13%, 04/14/2030	1,567,000	1,402,489
Ryan Specialty Group LLC
4.38%, 02/01/2030*	420,000	378,525
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,689,000	1,353,858
Security Benefit Global Funding
1.25%, 05/17/2024*	967,000	909,322
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Willis North America, Inc.
4.65%, 06/15/2027	$ 2,977,000	$ 2,936,323
		36,907,813
Internet — 0.4%
Amazon.com, Inc.
3.30%, 04/13/2027	1,559,000	1,524,701
4.10%, 04/13/2062	3,201,000	2,892,591
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	890,000	850,565
Expedia Group, Inc.
2.95%, 03/15/2031	2,675,000	2,243,266
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	435,000	339,300
ION Trading Technologies SARL
5.75%, 05/15/2028*	982,000	838,289
Meta Platforms, Inc.
4.45%, 08/15/2052*	1,112,000	1,011,570
4.65%, 08/15/2062*	1,162,000	1,048,397
		10,748,679
Investment Companies — 0.1%
JAB Holdings BV
4.50%, 04/08/2052*	2,775,000	2,057,637
Temasek Financial I, Ltd.
2.75%, 08/02/2061*	3,030,000	2,256,291
		4,313,928
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	596,000	533,300
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	367,000	319,793
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	245,413
8.13%, 05/01/2027*	481,000	482,019
8.50%, 05/01/2030*	286,000	288,093
Nucor Corp.
3.13%, 04/01/2032	742,000	653,543
3.95%, 05/23/2025	1,274,000	1,265,509
		3,787,670
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/2031	965,000	722,029
Carnival Corp.
5.75%, 03/01/2027*	1,530,000	1,192,467
10.50%, 06/01/2030*	140,000	128,100
NCL Corp., Ltd.
3.63%, 12/15/2024*	1,721,000	1,491,368
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,277,000	981,079
		4,515,043
Lodging — 0.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	207,200
5.00%, 06/01/2029*	516,000	456,565
Marriott International, Inc.
2.85%, 04/15/2031	3,532,000	2,947,968
3.50%, 10/15/2032	2,901,000	2,488,519
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	829,000	537,478

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Travel & Leisure Co.
6.00%, 04/01/2027	$ 586,000	$ 556,422
Wynn Macau, Ltd.
5.13%, 12/15/2029*#	1,798,000	1,248,337
		8,442,489
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027#	1,685,000	1,543,841
3.65%, 08/12/2025	2,944,000	2,927,419
Weir Group PLC
2.20%, 05/13/2026*	4,441,000	3,867,845
		8,339,105
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	2,367,000	2,356,017
John Deere Capital Corp.
1.30%, 10/13/2026	1,093,000	988,441
3.40%, 06/06/2025	4,275,000	4,235,095
nVent Finance SARL
2.75%, 11/15/2031	1,887,000	1,487,154
		9,066,707
Media — 0.9%
Altice Financing SA
5.00%, 01/15/2028*	1,226,000	989,760
Belo Corp.
7.25%, 09/15/2027	828,000	819,720
7.75%, 06/01/2027	424,000	413,400
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	715,260
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	361,000	330,823
5.38%, 06/01/2029*	1,475,000	1,347,567
6.38%, 09/01/2029*	1,140,000	1,103,520
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,630,000	1,133,259
3.85%, 04/01/2061	1,450,000	930,559
4.80%, 03/01/2050	1,963,000	1,547,834
5.38%, 04/01/2038	252,000	221,682
6.38%, 10/23/2035	898,000	891,510
Comcast Corp.
4.15%, 10/15/2028	1,564,000	1,550,343
4.60%, 10/15/2038	1,363,000	1,316,535
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	996,675
5.38%, 02/01/2028*	640,000	580,294
5.75%, 01/15/2030*	955,000	739,199
Discovery Communications LLC
5.30%, 05/15/2049	1,956,000	1,625,233
Paramount Global
4.38%, 03/15/2043	5,121,000	3,879,154
6.38%, 03/30/2062	502,000	461,781
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	670,882
Time Warner Cable LLC
6.55%, 05/01/2037	2,560,000	2,526,037
Univision Communications, Inc.
6.63%, 06/01/2027*	825,000	796,133
7.38%, 06/30/2030*	295,000	292,796
Security Description	Shares or Principal Amount	Value

Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031*	$ 590,000	$ 510,332
		26,390,288
Mining — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028	1,324,000	1,163,277
3.75%, 10/01/2030	1,297,000	1,101,393
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	926,000	845,943
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	317,000	287,678
6.13%, 04/01/2029*	621,000	546,710
South32 Treasury, Ltd.
4.35%, 04/14/2032*	3,963,000	3,603,952
		7,548,953
Miscellaneous Manufacturing — 0.4%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	5,944,000	5,638,906
Illinois Tool Works, Inc.
3.50%, 03/01/2024	1,855,000	1,852,225
Parker-Hannifin Corp.
4.25%, 09/15/2027	1,670,000	1,655,367
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,459,106
3.25%, 05/27/2025*	1,771,000	1,731,897
		12,337,501
Multi-National — 0.7%
African Development Bank
0.75%, 04/03/2023	3,228,000	3,177,535
Asian Infrastructure Investment Bank
0.50%, 10/30/2024	3,789,000	3,543,806
European Bank for Reconstruction & Development
1.50%, 02/13/2025	3,857,000	3,668,740
Inter-American Development Bank
1.13%, 07/20/2028	4,554,000	3,988,457
International Bank for Reconstruction & Development
0.75%, 11/24/2027	4,549,000	3,963,789
3.13%, 11/20/2025	2,237,000	2,205,650
		20,547,977
Oil & Gas — 1.3%
Antero Resources Corp.
5.38%, 03/01/2030*	1,222,000	1,150,226
Apache Corp.
4.38%, 10/15/2028	793,000	724,571
5.35%, 07/01/2049	2,529,000	2,072,396
BP Capital Markets America, Inc.
3.00%, 02/24/2050	1,555,000	1,139,472
3.54%, 04/06/2027	4,653,000	4,537,720
BP Capital Markets PLC
4.88%, 03/22/2030(1)	1,264,000	1,156,244
California Resources Corp.
7.13%, 02/01/2026*	733,000	720,576
Chevron Corp.
1.55%, 05/11/2025	1,773,000	1,673,985
2.36%, 12/05/2022	843,000	843,033
Chevron USA, Inc.
4.20%, 10/15/2049	1,133,000	1,031,221
Chord Energy Corp.
6.38%, 06/01/2026*	317,000	307,490

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Civitas Resources, Inc.
5.00%, 10/15/2026*	$ 1,164,000	$ 1,083,685
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	634,200
Diamondback Energy, Inc.
4.40%, 03/24/2051#	1,768,000	1,508,175
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	640,000	623,603
EQT Corp.
3.63%, 05/15/2031*	3,838,000	3,388,014
Hess Corp.
6.00%, 01/15/2040	1,919,000	1,959,459
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,079,527
Marathon Oil Corp.
6.60%, 10/01/2037	1,688,000	1,778,093
6.80%, 03/15/2032	1,396,000	1,494,536
Murphy Oil Corp.
6.38%, 07/15/2028	43,000	42,296
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	482,500
Nabors Industries, Ltd.
7.25%, 01/15/2026*	545,000	495,530
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,383,000	1,444,493
7.50%, 05/01/2031	833,000	938,287
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	654,000	588,433
Rockcliff Energy II LLC
5.50%, 10/15/2029*	511,000	472,270
Santos Finance, Ltd.
3.65%, 04/29/2031*	1,007,000	847,771
Southwestern Energy Co.
5.38%, 02/01/2029	1,013,000	957,548
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,424,000	1,253,606
Suncor Energy, Inc.
5.95%, 05/15/2035	993,000	1,017,969
		37,446,929
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	252,980
6.88%, 04/01/2027*	486,000	455,625
Halliburton Co.
4.75%, 08/01/2043	1,187,000	1,056,693
4.85%, 11/15/2035	1,496,000	1,425,983
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	1,286,000	1,231,716
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	825,000	773,726
Weatherford International, Ltd.
6.50%, 09/15/2028*	378,000	356,265
		5,552,988
Packaging & Containers — 0.5%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	360,000	296,284
4.00%, 05/17/2025	2,530,000	2,500,017
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	$ 413,000	$ 356,212
Ball Corp.
2.88%, 08/15/2030	295,000	239,266
5.25%, 07/01/2025	206,000	205,487
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	740,000	710,297
Crown Americas LLC
5.25%, 04/01/2030*#	610,000	585,600
Klabin Austria GmbH
7.00%, 04/03/2049*	2,208,000	2,086,800
LABL, Inc.
5.88%, 11/01/2028*	587,000	510,690
Sealed Air Corp.
5.00%, 04/15/2029*	115,000	109,250
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	601,424
Sonoco Products Co.
1.80%, 02/01/2025	5,181,000	4,881,935
		13,083,262
Pharmaceuticals — 1.0%
AbbVie, Inc.
4.05%, 11/21/2039	3,426,000	3,029,195
4.25%, 11/21/2049	4,418,000	3,882,014
Becton Dickinson and Co.
4.30%, 08/22/2032	806,000	784,854
Bristol-Myers Squibb Co.
0.75%, 11/13/2025	1,818,000	1,655,220
3.90%, 02/20/2028	2,000,000	1,987,980
Cardinal Health, Inc.
4.60%, 03/15/2043	3,041,000	2,665,650
Cigna Corp.
3.40%, 03/15/2050	2,340,000	1,765,194
3.88%, 10/15/2047	753,000	608,820
CVS Health Corp.
4.78%, 03/25/2038	3,308,000	3,153,106
5.05%, 03/25/2048	774,000	746,648
Embecta Corp.
5.00%, 02/15/2030*	392,000	343,878
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	1,075,781
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	682,000	611,870
5.13%, 04/30/2031*	680,000	595,000
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,564,000	1,496,234
Viatris, Inc.
3.85%, 06/22/2040	1,565,000	1,087,990
4.00%, 06/22/2050	3,995,000	2,589,074
		28,078,508
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	610,292
Buckeye Partners LP
4.50%, 03/01/2028*	775,000	686,154
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,029,000	823,714
DCP Midstream Operating LP
5.63%, 07/15/2027	747,000	753,417

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DT Midstream, Inc.
4.38%, 06/15/2031*	$ 437,000	$ 373,635
Energy Transfer LP
4.90%, 03/15/2035	1,416,000	1,293,483
4.95%, 05/15/2028	1,490,000	1,459,242
5.35%, 05/15/2045	850,000	751,479
6.13%, 12/15/2045	670,000	647,349
EnLink Midstream LLC
6.50%, 09/01/2030*	423,000	420,885
EnLink Midstream Partners LP
5.05%, 04/01/2045	225,000	162,099
6.00%, 12/15/2022(1)	998,000	760,975
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,061,000	768,519
5.25%, 08/16/2077	881,000	763,382
EQM Midstream Partners LP
5.50%, 07/15/2028	608,000	555,870
7.50%, 06/01/2027 to 06/01/2030*	459,000	453,361
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	552,000	517,277
8.00%, 01/15/2027	1,317,000	1,237,710
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	1,643,000	1,601,143
3.45%, 10/15/2027*	3,249,000	2,979,243
Harvest Midstream I LP
7.50%, 09/01/2028*	1,089,000	1,030,869
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	876,000	815,705
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	850,000	769,050
ITT Holdings LLC
6.50%, 08/01/2029*	804,000	679,050
MPLX LP
4.95%, 09/01/2032	883,000	857,765
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	720,464
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025#	482,000	391,732
NuStar Logistics LP
5.75%, 10/01/2025	243,000	231,871
6.38%, 10/01/2030	414,000	376,740
ONEOK Partners LP
6.65%, 10/01/2036	3,163,000	3,255,905
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	960,000	726,007
6.65%, 01/15/2037	1,169,000	1,175,772
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	844,000	739,104
4.88%, 02/01/2031	277,000	255,873
6.50%, 07/15/2027	3,049,000	3,136,659
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	776,000	677,060
Western Midstream Operating LP
4.50%, 03/01/2028	79,000	73,332
Williams Cos., Inc.
5.75%, 06/24/2044	2,941,000	2,978,156
		36,510,343
Security Description	Shares or Principal Amount	Value

Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	$ 851,000	$ 843,554
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	504,000	420,527
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	893,918
		2,157,999
REITS — 0.6%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	790,000	639,900
Corporate Office Properties LP
2.90%, 12/01/2033	801,000	604,367
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/2028*	765,000	648,136
EPR Properties
3.60%, 11/15/2031	1,001,000	787,441
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	964,000	836,550
Host Hotels & Resorts LP
3.50%, 09/15/2030	3,094,000	2,628,668
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	771,561
LXP Industrial Trust
2.38%, 10/01/2031	853,000	651,118
National Health Investors, Inc.
3.00%, 02/01/2031	1,468,000	1,116,049
Office Properties Income Trust
3.45%, 10/15/2031	1,244,000	831,296
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,532,000	2,690,112
3.38%, 02/01/2031	1,843,000	1,504,793
Service Properties Trust
4.38%, 02/15/2030	1,747,000	1,280,638
Spirit Realty LP
2.70%, 02/15/2032	536,000	418,034
Starwood Property Trust, Inc.
4.75%, 03/15/2025	930,000	885,546
Vornado Realty LP
2.15%, 06/01/2026	754,000	664,466
3.40%, 06/01/2031	62,000	50,595
Weyerhaeuser Co.
4.00%, 03/09/2052	874,000	716,595
		17,725,865
Retail — 0.6%
Brinker International, Inc.
5.00%, 10/01/2024*	44,000	42,460
Carvana Co.
5.50%, 04/15/2027*#	1,091,000	707,194
CEC Entertainment LLC
6.75%, 05/01/2026*	1,070,000	973,700
Dave & Buster's, Inc.
7.63%, 11/01/2025*	491,000	494,053
eG Global Finance PLC
6.75%, 02/07/2025*	811,000	766,241
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	990,000	861,300
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	546,360
Genuine Parts Co.
1.75%, 02/01/2025	788,000	741,103

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Ken Garff Automotive LLC
4.88%, 09/15/2028*	$ 795,000	$ 666,821
Kohl's Corp.
5.55%, 07/17/2045	4,210,000	2,913,869
Lowe's Cos, Inc.
4.45%, 04/01/2062	1,320,000	1,118,876
McDonald's Corp.
3.63%, 09/01/2049	1,215,000	987,172
4.45%, 03/01/2047	1,496,000	1,392,542
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	572,084
Nordstrom, Inc.
2.30%, 04/08/2024	844,000	792,668
4.25%, 08/01/2031	582,000	426,770
O'Reilly Automotive, Inc.
4.70%, 06/15/2032	896,000	889,806
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	490,756
Target Corp.
1.95%, 01/15/2027#	1,903,000	1,773,722
Walmart, Inc.
2.55%, 04/11/2023	1,112,000	1,105,430
		18,262,927
Savings & Loans — 0.1%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	2,960,000	2,961,641
Semiconductors — 0.4%
Broadcom, Inc.
2.45%, 02/15/2031*	2,218,000	1,783,678
3.19%, 11/15/2036*	2,140,000	1,599,030
Entegris Escrow Corp.
5.95%, 06/15/2030*	720,000	683,259
Intel Corp.
4.15%, 08/05/2032	4,642,000	4,504,727
KLA Corp.
4.95%, 07/15/2052	1,525,000	1,537,392
ON Semiconductor Corp.
3.88%, 09/01/2028*	504,000	449,467
Texas Instruments, Inc.
4.10%, 08/16/2052	582,000	558,032
TSMC Global, Ltd.
0.75%, 09/28/2025*	1,682,000	1,513,241
		12,628,826
Software — 0.5%
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	475,000	454,865
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,214,000	1,207,370
Fiserv, Inc.
4.40%, 07/01/2049	1,221,000	1,063,262
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	545,163
Microsoft Corp.
2.92%, 03/17/2052	1,201,000	948,513
Oracle Corp.
2.30%, 03/25/2028	4,644,000	4,043,823
3.80%, 11/15/2037	3,811,000	2,984,426
4.00%, 11/15/2047	2,957,000	2,153,962
Security Description	Shares or Principal Amount	Value

Software (continued)
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	$ 240,000	$ 171,094
		13,572,478
Telecommunications — 1.3%
Altice France SA
5.13%, 07/15/2029*	783,000	594,814
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	924,500
8.13%, 02/01/2027*	215,000	203,450
AT&T, Inc.
3.85%, 06/01/2060	789,000	600,126
4.50%, 05/15/2035	7,832,000	7,379,113
4.75%, 05/15/2046	939,000	873,413
4.90%, 08/15/2037	3,032,000	2,956,594
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	825,000	755,483
Corning, Inc.
5.45%, 11/15/2079	3,099,000	2,827,803
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	475,000	449,469
Iliad Holding SAS
7.00%, 10/15/2028*	990,000	908,208
Lumen Technologies, Inc.
5.38%, 06/15/2029*	510,000	397,489
NTT Finance Corp.
1.16%, 04/03/2026*	1,469,000	1,319,543
4.37%, 07/27/2027*	871,000	874,666
Telefonica Emisiones SAU
4.90%, 03/06/2048	1,964,000	1,631,477
5.21%, 03/08/2047	500,000	433,646
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	528,723
T-Mobile USA, Inc.
3.00%, 02/15/2041	5,935,000	4,359,885
3.60%, 11/15/2060	1,216,000	878,525
Verizon Communications, Inc.
2.85%, 09/03/2041	2,754,000	2,049,076
3.00%, 11/20/2060	2,248,000	1,495,440
3.40%, 03/22/2041	1,283,000	1,031,790
3.88%, 03/01/2052	1,490,000	1,247,262
4.40%, 11/01/2034	1,261,000	1,197,434
Vodafone Group PLC
5.13%, 06/04/2081	735,000	535,243
5.25%, 05/30/2048	798,000	738,772
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	522,000	405,855
		37,597,799
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	881,000	853,840
Canadian National Railway Co.
4.40%, 08/05/2052	1,948,000	1,870,668
Canadian Pacific Railway Co.
1.35%, 12/02/2024	2,558,000	2,403,871
3.00%, 12/02/2041	504,000	398,279
6.13%, 09/15/2115	608,000	652,639
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,480,000	1,354,348
CSX Corp.
4.10%, 11/15/2032	1,671,000	1,616,208
4.50%, 11/15/2052	1,819,000	1,696,189

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp.
2.40%, 05/15/2031#	$ 644,000	$ 544,667
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	3,242,682	2,831,541
Kansas City Southern
4.70%, 05/01/2048	1,088,000	1,028,105
Norfolk Southern Corp.
2.30%, 05/15/2031	414,000	355,725
3.70%, 03/15/2053	1,464,000	1,203,422
United Parcel Service, Inc.
3.90%, 04/01/2025	1,528,000	1,530,480
		18,339,982
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	684,186
GATX Corp.
3.25%, 09/15/2026	1,574,000	1,485,355
4.90%, 03/15/2033	1,447,000	1,390,720
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	3,007,000	2,825,096
4.40%, 07/01/2027*	1,359,000	1,323,336
		7,708,693
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	1,157,000	860,228
Total Corporate Bonds & Notes (cost $1,089,951,023)		965,415,222
ASSET BACKED SECURITIES — 1.3%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class C 2.98%, 09/20/2027	1,650,000	1,574,985
Capital One Prime Auto Receivables Trust
Series 2019-2, Class A3 1.92%, 05/15/2024	171,575	171,060
Carmax Auto Owner Trust
Series 2018-4, Class D 4.15%, 04/15/2025	1,315,000	1,313,922
CarMax Auto Owner Trust
Series 2022-1, Class A2 0.91%, 02/18/2025	742,193	734,210
Series 2019-2, Class A3 2.68%, 03/15/2024	151,910	151,804
GM Financial Consumer Automobile Receivables Trust
Series 2019-3, Class A3 2.18%, 04/16/2024	130,060	129,919
Hertz Vehicle Financing LLC
Series 2021-1A, Class A 1.21%, 12/26/2025*	2,700,000	2,508,096
Honda Auto Receivables Owner Trust
Series 2020-3, Class A4 0.46%, 04/19/2027	1,490,000	1,424,515
Series 2020-2, Class A4 1.09%, 10/15/2026	800,000	777,560
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	695,519
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,720,000	1,641,773
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	$ 1,425,000	$ 1,388,330
Toyota Auto Receivables Owner Trust
Series 2019-B, Class A3 2.57%, 08/15/2023	123,076	123,031
Series 2018-C, Class A4 3.13%, 02/15/2024	155,106	155,085
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	590,000	572,060
		13,361,869
Credit Card Receivables — 0.5%
American Express Credit Account Master Trust
Series 2017-7, Class B 2.54%, 05/15/2025	3,000,000	2,997,051
Series 2022-3, Class A 3.75%, 08/16/2027	1,680,000	1,673,620
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,700,000	4,663,364
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.55%, 07/15/2026	2,700,000	2,542,605
Series 2022-A1, Class A1 2.80%, 03/15/2027	1,575,000	1,533,901
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	900,000	902,733
		14,313,274
Other Asset Backed Securities — 0.4%
CNH Equipment Trust
Series 2021-A, Class A3 0.40%, 12/15/2025	1,950,000	1,877,614
Dell Equipment Finance Trust
Series 2021-2, Class A3 0.53%, 12/22/2026*	1,440,000	1,376,449
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A 1.06%, 09/15/2027	2,000,000	1,826,816
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	1,340,000	1,250,848
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	1,248,895	1,169,632
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	3,400,000	3,141,022
		10,642,381
Total Asset Backed Securities (cost $39,908,559)		38,317,524
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Commercial and Residential — 0.9%
BANK VRS
Series 2022-BNK42, Class A5 4.49%, 06/15/2055(3)	1,727,000	1,742,730
Benchmark Mtg. Trust
Series 2018-B1, Class A2 3.57%, 01/15/2051	485,741	483,625

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 3.39%, (1 ML+1.00%), 04/15/2034*	$ 3,300,000	$ 3,221,462
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 3.46%, (1 ML+1.07%), 12/15/2037*	750,000	740,624
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(3)	1,172,426	1,080,964
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(3)	1,000,000	983,919
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.96%, 03/10/2048(3)(4)	3,408,524	58,238
Series 2016-787S, Class B 3.96%, 02/10/2036*(3)	1,629,000	1,527,768
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,900,000	1,829,254
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	477,286
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(3)	5,310,000	4,835,113
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,790,117
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(3)	211,009	196,605
		26,967,705
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	682,750	666,009
Federal Home Loan Mtg. Corp. REMIC FRS
4.41%, (6.80%-1 ML), 09/15/2039(4)(5)	396,657	25,653
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,694,698	2,554,780
Series 2018-27, Class EA 3.00%, 05/25/2048	4,030,637	3,820,537
Series 2018-35, Class CD 3.00%, 05/25/2048	4,028,769	3,773,532
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(3)	1,900,000	1,817,159
		12,657,670
Total Collateralized Mortgage Obligations (cost $41,795,026)		39,625,375
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.3%
U.S. Government — 15.1%
United States Treasury Bonds
1.75%, 08/15/2041	20,674,000	15,426,357
1.88%, 02/15/2051 to 11/15/2051	28,193,000	20,634,879
2.00%, 11/15/2041 to 08/15/2051	31,180,000	23,970,650
2.25%, 02/15/2052	15,013,000	12,047,932
2.38%, 02/15/2042 to 05/15/2051	86,473,000	71,729,164
2.75%, 11/15/2042 to 08/15/2047	1,652,000	1,445,240
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.88%, 11/15/2046 to 05/15/2052	$ 1,292,000	$ 1,182,281
3.00%, 05/15/2045 to 05/15/2047	10,591,000	9,657,936
3.13%, 11/15/2041 to 02/15/2042	2,695,000	2,546,586
3.25%, 05/15/2042	9,976,000	9,578,519
3.38%, 08/15/2042 to 11/15/2048	19,402,000	19,217,966
3.75%, 08/15/2041	35,000	36,255
3.88%, 08/15/2040	301,000	319,660
4.25%, 05/15/2039	256,000	288,230
4.38%, 11/15/2039 to 05/15/2041	3,595,000	4,085,240
4.63%, 02/15/2040	65,000	76,383
4.75%, 02/15/2037	564,000	669,574
5.00%, 05/15/2037	153,000	186,086
5.25%, 11/15/2028	354,000	391,875
United States Treasury Notes
0.13%, 04/30/2023 to 12/15/2023	6,100,000	5,949,851
0.25%, 09/30/2023 to 05/15/2024	15,100,000	14,513,558
0.50%, 02/28/2026	1,000,000	903,086
0.88%, 01/31/2024	3,363,000	3,242,930
1.13%, 02/29/2028 to 02/15/2031	6,400,000	5,494,946
1.25%, 12/31/2026	4,996,000	4,571,730
1.38%, 10/15/2022 to 11/15/2031	5,370,000	5,101,811
1.50%, 11/30/2024 to 02/15/2030	15,719,000	14,281,834
1.63%, 02/15/2026 to 11/30/2026	6,439,000	6,040,731
1.75%, 11/15/2029	6,700,000	6,098,047
1.88%, 02/28/2027	27,750,000	26,057,900
2.00%, 02/15/2025#	1,729,000	1,669,836
2.00%, 11/15/2026	384,000	363,060
2.25%, 04/30/2024	167,000	163,797
2.25%, 11/15/2024 to 08/15/2027#	4,172,000	4,053,532
2.38%, 05/15/2029	500,000	472,637
2.63%, 02/15/2029 to 07/31/2029	30,171,000	28,997,192
2.75%, 04/30/2027 to 08/15/2032	39,919,000	38,903,680
2.88%, 06/15/2025 to 05/15/2032	12,721,000	12,424,019
3.00%, 07/31/2024#	30,000,000	29,750,391
3.00%, 07/15/2025	30,000,000	29,617,969
3.13%, 08/15/2025 to 08/31/2027	2,475,000	2,454,416
3.25%, 06/30/2029	1,100,000	1,098,281
		435,716,047
U.S. Government Agency — 45.2%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,130,436
3.25%, 11/16/2028#	1,000,000	997,288
5.50%, 07/15/2036	250,000	299,321
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	25,129,031	22,629,829
2.00%, 02/01/2036 to 02/01/2052	83,944,285	74,649,663
2.50%, 01/01/2028 to 11/01/2051	36,834,268	33,334,106
3.00%, 08/01/2027 to 11/01/2046	14,751,027	14,066,060
3.50%, 01/01/2032 to 02/01/2052	57,557,202	55,699,879
4.00%, 09/01/2040 to 06/01/2052	35,352,476	34,870,643
4.50%, 12/01/2039 to 07/01/2052	18,128,124	18,143,970
5.00%, 10/01/2033 to 11/01/2043	1,811,274	1,891,555
5.50%, 11/01/2032 to 05/01/2037	174,544	183,016
6.00%, 10/01/2033 to 03/01/2040	213,766	225,553
6.50%, 02/01/2035 to 05/01/2037	26,638	28,131
6.75%, 09/15/2029 to 03/15/2031	750,000	917,161
Federal Home Loan Mtg. Corp. FRS
2.74%, (6 ML+1.49%), 02/01/2037	67,629	68,163
2.99%, (12 ML+1.87%), 11/01/2037	620,726	636,712
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	26,963,105	22,452,226
2.00%, 07/01/2035 to 03/01/2052	238,047,496	207,518,420

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, 12/01/2026 to 04/01/2052	$191,614,950	$ 173,926,674
3.00%, 10/01/2027 to 07/01/2052	241,866,099	228,174,345
3.50%, 08/01/2026 to 04/01/2052	111,913,216	107,721,552
4.00%, 11/01/2025 to 04/01/2052	61,814,367	61,105,927
4.50%, 11/01/2022 to 10/01/2049	20,014,228	20,286,246
5.00%, 01/01/2023 to 08/01/2052	42,535,012	43,088,123
5.50%, 12/01/2029 to 09/01/2039	1,634,335	1,731,204
6.00%, 02/01/2032 to 06/01/2040	692,701	746,085
6.50%, 10/01/2037 to 11/01/2037	23,034	24,089
Federal National Mtg. Assoc. FRS
2.08%, (12 ML+1.83%), 10/01/2040	295,537	303,054
2.09%, (12 ML+1.77%), 05/01/2040	507,869	519,227
2.13%, (12 ML+1.82%), 10/01/2040	103,516	106,477
2.81%, (12 ML+1.57%), 05/01/2037	93,227	95,117
2.89%, (12 ML+1.68%), 07/01/2039	400,063	407,655
3.08%, (6 ML+1.54%), 09/01/2035	672,509	687,135
3.31%, (12 ML+1.91%), 08/01/2035	373,606	384,664
3.51%, (1 Yr USTYCR+2.22%), 10/01/2035	475,040	487,540
3.54%, (1 Yr USTYCR+2.27%), 11/01/2036	215,619	222,104
Government National Mtg. Assoc.
2.00%, 11/20/2050	12,225,523	10,892,558
2.50%, 05/20/2050 to 12/20/2051	61,831,512	56,632,458
3.00%, 02/20/2045 to 03/20/2052	74,122,357	70,092,918
3.50%, 03/20/2045 to 10/20/2047	2,123,655	2,078,907
4.00%, 03/20/2044 to 05/20/2048	2,594,078	2,583,757
4.50%, 05/15/2039 to 07/20/2052	26,575,006	26,735,786
5.50%, 12/15/2039	409,659	433,436
6.00%, 10/15/2039	120,570	125,835
		1,305,335,005
Total U.S. Government & Agency Obligations (cost $1,888,738,517)		1,741,051,052
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Banks — 0.2%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	996,615
Industrial Bank of Korea
1.04%, 06/22/2025*	4,975,000	4,557,746
Korea Development Bank
0.50%, 10/27/2023	1,489,000	1,433,657
		6,988,018
Sovereign — 0.2%
Republic of Chile
2.75%, 01/31/2027	920,000	852,505
Republic of Italy
3.88%, 05/06/2051	1,462,000	1,071,105
United Mexican States
4.28%, 08/14/2041	3,982,000	3,202,580
		5,126,190
Total Foreign Government Obligations (cost $13,864,110)		12,114,208
COMMON STOCKS — 0.2%
Oil Field Machinery & Equipment — 0.2%
Hi-Crush, Inc.†(6)(7) (cost $821,887)	6,207,434	3,724,460
Security Description	Shares or Principal Amount	Value
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $115,290)	7,467	$ 22,774
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	$ 186,000	744
Total Long-Term Investment Securities (cost $3,075,194,412)		2,800,271,359
SHORT-TERM INVESTMENTS — 4.2%
Unaffiliated Investment Companies — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 2.31%(8)	75,680,538	75,688,107
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(8)(9)	46,133,429	46,133,429
Total Short-Term Investments (cost $121,820,664)		121,821,536
TOTAL INVESTMENTS (cost $3,197,015,076)	101.3%	2,922,092,895
Other assets less liabilities	(1.3)	(36,736,785)
NET ASSETS	100.0%	$2,885,356,110
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $319,743,204 representing 11.1% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2022.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2022.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

(6)	Securities classified as Level 3 (see Note 1).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	66,782	$88,083
	12/22/2021	6,140,652	733,804
		6,207,434	821,887	$3,724,460	$0.60	0.13%
(8)	The rate shown is the 7-day yield as of August 31, 2022.
(9)	At August 31, 2022, the Fund had loaned securities with a total value of $54,969,436. This was secured by collateral of $46,133,429, which was received in cash and subsequently invested in short-term investments currently valued at $46,133,429 as reported in the Portfolio of Investments. Additional collateral of $10,296,706 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
Federal Home Loan Mtg. Corp.	1.50% to 5.00%	06/25/2033 to 08/25/2052	$2,326,495
Federal National Mtg. Assoc.	1.50% to 9.00%	09/01/2022 to 09/01/2057	2,285,544
Government National Mtg. Assoc.	1.10% to 4.00%	01/16/2061 to 12/16/2063	1,445,129
United States Treasury Notes/Bonds	0.13% to 6.00%	11/15/2022 to 05/15/2052	4,239,538
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$965,415,222	$—	$965,415,222
Asset Backed Securities	—	38,317,524	—	38,317,524
Collateralized Mortgage Obligations	—	39,625,375	—	39,625,375
U.S. Government & Agency Obligations	—	1,741,051,052	—	1,741,051,052
Foreign Government Obligations	—	12,114,208	—	12,114,208
Common Stocks	—	—	3,724,460	3,724,460
Preferred Stocks	22,774	—	—	22,774
Escrows and Litigation Trusts	—	744	—	744
Short-Term Investments	121,821,536	—	—	121,821,536
Total Investments at Value	$121,844,310	$2,796,524,125	$3,724,460	$2,922,092,895
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.6%
Aerospace/Defense — 3.1%
Airbus SE	61,373	$ 6,021,816
BAE Systems PLC	925,093	8,336,553
L3Harris Technologies, Inc.	13,936	3,180,056
Northrop Grumman Corp.	13,670	6,534,123
Raytheon Technologies Corp.	153,200	13,749,700
		37,822,248
Agriculture — 0.6%
Altria Group, Inc.	176,343	7,956,596
Apparel — 0.4%
Ralph Lauren Corp.	56,313	5,143,066
Auto Manufacturers — 1.8%
General Motors Co.	574,623	21,956,345
Auto Parts & Equipment — 0.4%
Lear Corp.	31,136	4,316,695
Banks — 9.4%
Bank of America Corp.	669,700	22,508,617
Citigroup, Inc.	467,354	22,811,549
First Citizens BancShares, Inc., Class A	20,498	16,643,556
JPMorgan Chase & Co.	158,601	18,037,692
PNC Financial Services Group, Inc.	34,320	5,422,560
US Bancorp	96,830	4,416,416
Wells Fargo & Co.	585,981	25,613,229
		115,453,619
Beverages — 1.6%
Coca-Cola Co.	151,920	9,374,983
Constellation Brands, Inc., Class A	43,222	10,634,773
		20,009,756
Building Materials — 0.7%
Vulcan Materials Co.	53,650	8,932,189
Chemicals — 2.5%
Ecolab, Inc.	19,800	3,243,834
Linde PLC	34,330	9,710,584
PPG Industries, Inc.	138,509	17,587,873
		30,542,291
Commercial Services — 0.1%
Robert Half International, Inc.	9,859	758,847
Computers — 3.7%
Apple, Inc.	119,810	18,836,528
Cognizant Technology Solutions Corp., Class A	266,072	16,807,768
Leidos Holdings, Inc.	96,160	9,140,008
		44,784,304
Cosmetics/Personal Care — 2.0%
Procter & Gamble Co.	69,520	9,589,589
Unilever PLC ADR	339,283	15,400,055
		24,989,644
Diversified Financial Services — 4.7%
Apollo Global Management, Inc.	329,815	18,331,118
Capital One Financial Corp.	40,479	4,283,488
Charles Schwab Corp.	86,615	6,145,334
Mastercard, Inc., Class A	22,180	7,194,526
Raymond James Financial, Inc.	63,086	6,584,286
Visa, Inc., Class A	77,407	15,381,545
		57,920,297
Security Description	Shares or Principal Amount	Value

Electric — 3.8%
American Electric Power Co., Inc.	57,902	$ 5,801,780
Edison International	132,576	8,984,676
Public Service Enterprise Group, Inc.	189,688	12,208,320
Sempra Energy	115,718	19,089,998
		46,084,774
Environmental Control — 0.7%
Waste Management, Inc.	48,730	8,236,832
Food — 1.7%
Mondelez International, Inc., Class A	192,217	11,890,544
Nestle SA ADR	76,090	8,907,095
		20,797,639
Healthcare-Products — 3.5%
Alcon, Inc.	25,904	1,702,578
DENTSPLY SIRONA, Inc.	74,302	2,434,877
Koninklijke Philips NV	503,243	8,384,632
Medtronic PLC	225,947	19,865,260
Zimmer Biomet Holdings, Inc.	102,134	10,858,887
		43,246,234
Healthcare-Services — 4.8%
Elevance Health, Inc.	37,894	18,382,758
Humana, Inc.	29,526	14,225,036
Laboratory Corp. of America Holdings	66,812	15,050,739
UnitedHealth Group, Inc.	21,780	11,311,008
		58,969,541
Home Furnishings — 0.6%
Panasonic Holdings Corp.#	956,700	7,743,182
Housewares — 0.6%
Newell Brands, Inc.	380,926	6,799,529
Insurance — 6.1%
Allstate Corp.	31,536	3,800,088
Chubb, Ltd.	42,850	8,100,793
Equitable Holdings, Inc.	108,841	3,238,020
Fidelity National Financial, Inc.	218,532	8,544,601
Hartford Financial Services Group, Inc.	88,192	5,671,628
MetLife, Inc.	194,822	12,532,899
Prudential Financial, Inc.	56,551	5,414,758
Prudential PLC	502,881	5,257,299
Travelers Cos., Inc.	50,730	8,199,997
Willis Towers Watson PLC	68,212	14,108,288
		74,868,371
Machinery-Construction & Mining — 0.7%
Komatsu, Ltd.	383,500	8,026,678
Machinery-Diversified — 0.2%
Otis Worldwide Corp.	26,440	1,909,497
Media — 3.6%
Comcast Corp., Class A	722,040	26,130,628
Fox Corp., Class A	260,575	8,906,454
Walt Disney Co.†	77,230	8,655,938
		43,693,020
Mining — 0.2%
Freeport-McMoRan, Inc.	77,330	2,288,968
Miscellaneous Manufacturing — 0.5%
Siemens AG	60,606	6,152,502
Oil & Gas — 5.4%
BP PLC	4,122,860	21,048,667

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Chesapeake Energy Corp.#	41,270	$ 4,147,222
ConocoPhillips	85,361	9,342,761
EQT Corp.	361,026	17,257,043
Hess Corp.	68,511	8,274,759
Pioneer Natural Resources Co.	23,050	5,836,721
		65,907,173
Packaging & Containers — 0.6%
Sealed Air Corp.	143,717	7,733,412
Pharmaceuticals — 9.0%
AmerisourceBergen Corp.	28,197	4,132,552
AstraZeneca PLC	123,845	15,325,646
Bayer AG	242,607	12,824,403
Becton Dickinson & Co.	37,740	9,526,331
Cardinal Health, Inc.	134,149	9,487,017
Cigna Corp.	44,294	12,555,134
Johnson & Johnson	54,130	8,733,334
Merck & Co., Inc.	105,810	9,031,942
Novo Nordisk A/S ADR	37,400	3,968,140
Pfizer, Inc.	154,060	6,968,134
Sanofi	168,070	13,832,549
Zoetis, Inc.	23,730	3,714,457
		110,099,639
Pipelines — 3.7%
Enbridge, Inc.	295,980	12,200,296
Enterprise Products Partners LP	748,425	19,698,546
Williams Cos., Inc.	402,000	13,680,060
		45,578,902
Private Equity — 0.4%
Blackstone, Inc.	51,770	4,863,274
REITS — 0.8%
American Tower Corp.	28,900	7,342,045
Boston Properties, Inc.	31,160	2,475,039
		9,817,084
Retail — 3.1%
Dollar General Corp.	33,365	7,921,518
Home Depot, Inc.	31,240	9,010,241
Ross Stores, Inc.	129,261	11,151,346
Walmart, Inc.	78,516	10,407,296
		38,490,401
Semiconductors — 2.2%
Analog Devices, Inc.	26,073	3,950,842
Broadcom, Inc.	11,150	5,565,076
Intel Corp.	140,810	4,494,655
Samsung Electronics Co., Ltd. GDR	9,067	9,886,035
Texas Instruments, Inc.	18,980	3,135,686
		27,032,294
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	18,726	4,311,849
Security Description	Shares or Principal Amount	Value

Software — 6.1%
Activision Blizzard, Inc.	64,808	$ 5,086,780
Fidelity National Information Services, Inc.	174,160	15,912,999
Microsoft Corp.	115,289	30,144,615
Oracle Corp.	81,590	6,049,899
SAP SE ADR	51,990	4,430,588
SS&C Technologies Holdings, Inc.	237,532	13,244,784
		74,869,665
Telecommunications — 4.1%
Cisco Systems, Inc.	548,711	24,538,356
Rogers Communications, Inc., Class B	110,738	4,768,138
Verizon Communications, Inc.	504,596	21,097,159
		50,403,653
Transportation — 1.8%
Union Pacific Corp.	57,044	12,806,948
United Parcel Service, Inc., Class B	48,180	9,371,492
		22,178,440
Total Long-Term Investment Securities (cost $1,208,361,704)		1,170,688,450
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 2.31%(1)	48,831,483	48,836,366
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(1)	3,440,909	3,440,909
Total Short-Term Investments (cost $52,269,393)		52,277,275
TOTAL INVESTMENTS (cost $1,260,631,097)	99.9%	1,222,965,725
Other assets less liabilities	0.1	1,066,099
NET ASSETS	100.0%	$1,224,031,824
#	The security or a portion thereof is out on loan.
At August 31, 2022, the Fund had loaned securities with a total value of $10,603,921. This was secured by collateral of $11,240,764 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	10/20/2022	$47,106
United States Treasury Notes/Bonds	0.13% to 2.25%	10/15/2022 to 02/15/2052	11,193,658
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2022.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$23,463,879	$14,358,369	$—	$37,822,248
Healthcare-Products	33,159,024	10,087,210	—	43,246,234
Home Furnishings	—	7,743,182	—	7,743,182
Insurance	69,611,072	5,257,299	—	74,868,371
Machinery-Construction & Mining	—	8,026,678	—	8,026,678
Miscellaneous Manufacturing	—	6,152,502	—	6,152,502
Oil & Gas	44,858,506	21,048,667	—	65,907,173
Pharmaceuticals	68,117,041	41,982,598	—	110,099,639
Semiconductors	17,146,259	9,886,035	—	27,032,294
Other Industries	789,790,129	—	—	789,790,129
Short-Term Investments	52,277,275	—	—	52,277,275
Total Investments at Value	$1,098,423,185	$124,542,540	$—	$1,222,965,725
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.8%
Domestic Equity Investment Companies — 52.0%
VALIC Company I Blue Chip Growth Fund	259,206	$ 4,144,708
VALIC Company I Capital Appreciation Fund	306,600	5,718,089
VALIC Company I Dividend Value Fund	613,603	7,608,680
VALIC Company I Growth Fund	411,303	5,795,268
VALIC Company I Large Capital Growth Fund	355,400	6,297,682
VALIC Company I Mid Cap Index Fund	65,520	1,675,997
VALIC Company I Mid Cap Strategic Growth Fund	93,595	1,636,976
VALIC Company I Mid Cap Value Fund	115,401	2,226,095
VALIC Company I Small Cap Growth Fund	41,742	644,493
VALIC Company I Small Cap Index Fund	51,726	893,305
VALIC Company I Small Cap Special Values Fund	95,145	1,139,834
VALIC Company I Small Cap Value Fund	31,683	412,198
VALIC Company I Stock Index Fund	262,166	11,959,998
VALIC Company I Systematic Core Fund	390,394	9,564,655
VALIC Company I Systematic Value Fund	1,249,457	15,455,779
VALIC Company I U.S. Socially Responsible Fund	399,041	7,829,178
Total Domestic Equity Investment Companies (cost $87,665,971)		83,002,935
Domestic Fixed Income Investment Companies — 20.1%
VALIC Company I Core Bond Fund	2,106,949	20,900,936
VALIC Company I Government Securities Fund	761,621	7,342,023
VALIC Company I High Yield Bond Fund	194,163	1,314,483
VALIC Company I Inflation Protected Fund	232,916	2,545,777
Total Domestic Fixed Income Investment Companies (cost $36,101,941)		32,103,219
International Equity Investment Companies — 9.3%
VALIC Company I Emerging Economies Fund	131,460	847,918
VALIC Company I Global Real Estate Fund	271,334	1,902,048
VALIC Company I International Equities Index Fund	396,242	2,599,345
VALIC Company I International Growth Fund	261,225	2,849,961
VALIC Company I International Opportunities Fund	29,976	434,951
VALIC Company I International Socially Responsible Fund	97,096	1,917,650
VALIC Company I International Value Fund	493,410	4,381,485
Total International Equity Investment Companies (cost $16,689,912)		14,933,358
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $703,153)	59,943	589,841
Total Affiliated Investment Companies (cost $141,160,977)		130,629,353
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 14.7%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$2,445,600	2,017,386
0.88%, 11/15/2030	4,882,600	4,092,992
1.25%, 08/15/2031	6,333,600	5,406,074
1.38%, 11/15/2031	2,670,500	2,294,335
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.50%, 02/15/2030(2)	$2,236,000	$ 1,988,904
1.63%, 05/15/2031	246,500	218,364
1.75%, 11/15/2029	2,199,900	2,002,253
1.88%, 02/15/2032	2,246,800	2,014,397
2.88%, 05/15/2032	3,508,100	3,428,620
Total U.S. Government & Agency Obligations (cost $25,727,749)		23,463,325
PURCHASED OPTIONS† — 1.1%
Purchased Options - Puts — 1.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Goldman Sachs International)	4,000	260,295
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,350.00; Counterparty: Goldman Sachs International)	500	32,537
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,375.00; Counterparty: UBS AG)	7,000	586,842
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,600.00; Counterparty: Citibank, N.A.)	4,500	573,755
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,600.00; Counterparty: Citibank, N.A.)	3,000	394,896
Total Purchased Options (cost $1,642,358)		1,848,325
Total Long-Term Investment Securities (cost $168,531,084)		155,941,003
SHORT-TERM INVESTMENTS — 3.5%
Unaffiliated Investment Companies — 3.5%
AllianceBernstein Government STIF Portfolio, Class AB 2.14%(3) (cost $5,576,480)	5,576,480	5,576,480
TOTAL INVESTMENTS (cost $174,107,564)	101.1%	161,517,483
Other assets less liabilities	(1.1)	(1,761,557)
NET ASSETS	100.0%	$159,755,926
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of August 31, 2022.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
30	Long	S&P 500 E-Mini Index	September 2022	$ 6,229,161	$ 5,934,750	$(294,411)
80	Short	S&P 500 E-Mini Index	September 2022	15,602,750	15,826,000	(223,250)
						$(517,661)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$130,629,353	$—	$—	$130,629,353
U.S. Government & Agency Obligations	—	23,463,325	—	23,463,325
Purchased Options	—	1,848,325	—	1,848,325
Short-Term Investments	5,576,480	—	—	5,576,480
Total Investments at Value	$136,205,833	$25,311,650	$—	$161,517,483
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$517,661	$—	$—	$517,661
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Bermuda — 1.7%
Brilliance China Automotive Holdings, Ltd.†(1)	4,556,000	$ 1,502,960
China Resources Gas Group, Ltd.	451,200	1,756,370
Credicorp, Ltd.	35,339	4,554,843
Kunlun Energy Co., Ltd.	2,682,000	2,335,437
		10,149,610
Brazil — 7.9%
Ambev SA ADR	1,429,980	4,146,942
Atacadao SA	466,861	1,772,356
Banco do Brasil SA†	795,681	6,376,276
BB Seguridade Participacoes SA	614,378	3,339,730
Centrais Eletricas Brasileiras SA (Preference Shares)†	190,944	1,758,077
Cia Energetica de Minas Gerais ADR	1,320,369	3,116,071
EDP - Energias do Brasil SA†	639,403	2,788,723
Gerdau SA (Preference Shares)†	316,538	1,418,896
Marfrig Global Foods SA†	459,913	1,162,513
Petroleo Brasileiro SA (Preference Shares)	1,644,598	10,504,765
Porto Seguro SA†	542,577	2,201,638
Raia Drogasil SA†	473,688	1,981,288
Sao Martinho SA†	351,725	2,153,998
SLC Agricola SA	232,716	2,173,996
TIM SA	724,125	1,646,624
		46,541,893
Cayman Islands — 14.1%
Alibaba Group Holding, Ltd.†	1,288,544	15,342,653
Bosideng International Holdings, Ltd.	4,696,000	2,635,791
China Resources Land, Ltd.	926,000	3,788,654
JD.com, Inc., Class A	393,250	12,445,485
Longfor Group Holdings, Ltd.	907,500	2,946,157
Meituan, Class B†	243,300	5,830,249
NetEase, Inc.	479,600	8,595,204
SITC International Holdings Co., Ltd.	613,000	1,553,848
Tencent Holdings, Ltd.	529,000	21,910,078
Want Want China Holdings, Ltd.	2,251,000	1,586,531
WH Group, Ltd.*	2,369,500	1,614,032
Wuxi Biologics Cayman, Inc.*†	501,500	4,419,740
		82,668,422
Chile — 0.6%
Banco Santander Chile ADR	115,197	1,847,760
Cencosud SA	1,103,752	1,543,098
		3,390,858
China — 16.5%
China Construction Bank Corp.	16,321,000	10,108,128
China Merchants Energy Shipping Co., Ltd., Class A†	1,631,380	1,774,494
China Railway Group, Ltd.	4,527,000	2,590,096
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	564,900	3,227,608
China State Construction Engineering Corp., Ltd.	3,532,440	2,628,696
China Yangtze Power Co., Ltd., Class A†	831,800	2,888,072
Chongqing Fuling Zhacai Group Co., Ltd., Class A	610,800	2,691,351
COSCO SHIPPING Holdings Co., Ltd.	1,454,000	2,171,675
ENN Natural Gas Co., Ltd., Class A	936,335	2,780,491
Fangda Special Steel Technology Co., Ltd., Class A	2,465,400	2,307,192
Guangzhou Automobile Group Co., Ltd.	4,756,000	4,095,296
Haier Smart Home Co., Ltd.	1,751,000	5,724,261
Hangzhou Robam Appliances Co., Ltd., Class A	645,900	2,348,525
Hubei Xingfa Chemicals Group Co., Ltd., Class A	317,900	1,775,746
Industrial Bank Co., Ltd.†	2,361,230	5,843,597
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	349,700	1,810,898
Kweichow Moutai Co, Ltd.	16,599	4,616,188
Security Description	Shares or Principal Amount	Value

China (continued)
LONGi Green Energy Technology Co., Ltd., Class A	436,972	$ 3,232,093
Midea Group Co., Ltd., Class A	222,100	1,710,467
PetroChina Co., Ltd.	12,028,000	5,617,137
PICC Property & Casualty Co., Ltd.	6,366,000	6,869,808
Postal Savings Bank of China Co., Ltd.*#	8,953,000	5,346,029
TBEA Co., Ltd., Class A	1,079,900	3,869,391
Tongwei Co., Ltd. Class A	478,368	3,660,824
YTO Express Group Co., Ltd., Class A	770,230	2,188,639
Zhuhai Huafa Properties Co., Ltd., Class A	1,527,900	1,745,792
Zijin Mining Group Co., Ltd.	2,552,000	2,884,677
		96,507,171
Colombia — 0.3%
Ecopetrol SA ADR#	151,847	1,565,543
Czech Republic — 0.4%
CEZ AS	55,614	2,251,249
Greece — 0.6%
Hellenic Telecommunications Organization SA†	118,507	1,884,421
OPAP SA	124,520	1,642,328
		3,526,749
Hong Kong — 0.7%
Lenovo Group, Ltd.	5,156,000	4,247,862
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	269,094	1,857,034
India — 9.8%
Bharat Electronics, Ltd.	1,346,441	5,153,870
GAIL India, Ltd.†	2,504,480	4,239,744
HDFC Bank, Ltd. ADR	113,163	6,908,601
Housing Development Finance Corp., Ltd.	369,677	11,222,158
ICICI Bank, Ltd. ADR	503,861	11,004,324
Oil & Natural Gas Corp., Ltd.	2,900,421	5,002,831
Power Grid Corp. of India, Ltd.	1,126,333	3,223,357
Reliance Industries, Ltd. GDR*	73,926	4,871,723
Tata Power Co., Ltd.	1,035,523	3,045,805
UPL, Ltd.	277,826	2,655,212
		57,327,625
Indonesia — 1.6%
Astra International Tbk PT	6,980,100	3,267,432
Telkom Indonesia Persero Tbk PT	19,281,300	5,905,996
		9,173,428
Malaysia — 0.9%
Kuala Lumpur Kepong Bhd	316,100	1,628,285
Petronas Chemicals Group Bhd	1,923,200	3,752,606
		5,380,891
Mexico — 5.9%
America Movil SAB de CV, Series L ADR	403,678	6,862,526
Arca Continental SAB de CV	432,485	2,927,241
Gruma SAB de CV, Class B	177,509	1,940,603
Grupo Aeroportuario del Pacifico SAB de CV, Class B	154,178	2,203,407
Grupo Aeroportuario del Sureste SAB de CV, Class B	133,701	2,816,504
Grupo Financiero Banorte SAB de CV, Class O	1,122,185	6,628,447
Grupo Mexico SAB de CV, Class B	760,755	2,866,071
Orbia Advance Corp SAB de CV	869,625	1,640,273
Wal-Mart de Mexico SAB de CV	2,106,915	6,904,352
		34,789,424

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Panama — 0.3%
Copa Holdings SA, Class A†	25,053	$ 1,783,774
Poland — 0.9%
Bank Polska Kasa Opieki SA	143,993	1,984,330
Dino Polska SA*†	26,376	1,924,159
Powszechny Zaklad Ubezpieczen SA	236,512	1,411,847
		5,320,336
Qatar — 0.9%
Industries Qatar QSC	530,005	2,638,801
Qatar Islamic Bank SAQ	412,284	2,900,148
		5,538,949
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	631,209	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR(1)(2)	75,082	0
		0
Saudi Arabia — 0.6%
Etihad Etisalat Co.	173,178	1,686,710
Sahara International Petrochemical Co.	133,468	1,692,287
		3,378,997
South Africa — 5.1%
Bidvest Group, Ltd.	137,035	1,719,647
Capitec Bank Holdings, Ltd.	33,397	3,959,555
Clicks Group, Ltd.	181,348	3,151,199
FirstRand, Ltd.	2,022,498	7,550,682
Gold Fields, Ltd. ADR#	218,290	1,765,966
MTN Group, Ltd.	329,201	2,383,394
Sanlam, Ltd.	570,504	1,770,101
Shoprite Holdings, Ltd.	317,826	4,314,792
Truworths International, Ltd.	529,972	1,757,468
Vodacom Group, Ltd.	231,871	1,704,033
		30,076,837
South Korea — 16.4%
BGF retail Co., Ltd.	15,191	1,821,102
Hana Financial Group, Inc.#†	232,259	6,795,464
Hite Jinro Co., Ltd.†	73,930	1,678,150
Hyundai Glovis Co., Ltd.†	13,026	1,707,311
Industrial Bank of Korea†	424,831	3,027,690
Kia Corp.	124,265	7,454,307
Korea Gas Corp.†	59,714	1,937,959
LG Chem, Ltd.#	13,671	6,399,603
LG Innotek Co., Ltd.	7,922	2,024,970
Orion Corp.	22,572	1,653,985
Pan Ocean Co., Ltd.†	358,984	1,375,179
POSCO Holdings, Inc.	32,186	6,094,128
Samsung Electro-Mechanics Co., Ltd.†	37,100	3,844,344
Samsung Electronics Co., Ltd.	626,004	27,731,129
Samsung Fire & Marine Insurance Co., Ltd.†	12,371	1,799,158
Shinhan Financial Group Co., Ltd.†	249,161	6,801,831
SK Hynix, Inc.	126,309	8,898,100
SK Telecom Co., Ltd.†	45,936	1,783,806
S-Oil Corp.	44,253	3,377,953
		96,206,169
Taiwan — 10.7%
ASE Technology Holding Co., Ltd.	1,248,000	3,479,865
Cathay Financial Holding Co., Ltd.†	3,096,000	4,510,423
Evergreen Marine Corp Taiwan, Ltd.	597,000	1,719,526
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Fubon Financial Holding Co., Ltd.	1,548,300	$ 2,902,980
Largan Precision Co., Ltd.	44,000	2,799,579
Lite-On Technology Corp.	951,000	2,049,117
Taiwan Semiconductor Manufacturing Co., Ltd.	2,649,000	43,325,094
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,985	248,800
Uni-President Enterprises Corp.†	749,000	1,620,961
		62,656,345
Thailand — 1.0%
PTT Exploration & Production PCL	1,240,400	5,732,119
United Arab Emirates — 0.6%
Aldar Properties PJSC	1,365,000	1,787,420
Fertiglobe PLC	1,225,674	1,872,166
		3,659,586
United Kingdom — 1.1%
Airtel Africa PLC*	1,033,980	1,588,093
Anglo American PLC	144,217	4,631,557
		6,219,650
Total Long-Term Investment Securities (cost $671,078,135)		579,950,521
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(3)(4) (cost $2,091,977)	2,091,977	2,091,977
TOTAL INVESTMENTS (cost $673,170,112)	99.3%	582,042,498
Other assets less liabilities	0.7	4,172,163
NET ASSETS	100.0%	$586,214,661
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $19,763,776 representing 3.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR	06/10/2021	631,209	$4,824,423	$0	$0.00	0.00%
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	4,530

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	12/16/2020	187,873	$134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	$0	$0.00	0.00%
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.00
Severstal PAO GDR
	10/30/2020	51,320	695,307
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,687	0	0.00	0.00
				$0		0.00%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $11,713,332. This was secured by collateral of $2,091,977, which was received in cash and subsequently invested in short-term investments currently valued at $2,091,977 as reported in the Portfolio of Investments. Additional collateral of $10,699,894 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Notes/Bonds	0.13% to 4.75%	12/15/2022 to 11/15/2051	$10,699,894
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Industry Allocation*
Banks	15.0%
Semiconductors	14.2
Internet	9.4
Oil & Gas	7.1
Telecommunications	4.3
Retail	3.9
Food	3.8
Insurance	3.6
Chemicals	3.5
Diversified Financial Services	3.4
Electric	3.2
Beverages	2.3
Auto Manufacturers	2.2
Transportation	2.2
Mining	2.1
Home Furnishings	2.0
Gas	1.8
Real Estate	1.7
Engineering & Construction	1.7
Software	1.5
Agriculture	1.3
Iron/Steel	1.2
Electrical Components & Equipment	1.0
Aerospace/Defense	0.9
Energy-Alternate Sources	0.8
Healthcare-Services	0.8
Computers	0.7
Electronics	0.7
Pharmaceuticals	0.5

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Miscellaneous Manufacturing	0.5%
Auto Parts & Equipment	0.4
Short-Term Investments	0.4
Airlines	0.3
Distribution/Wholesale	0.3
Commercial Services	0.3
Entertainment	0.3
99.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,554,843	$4,091,807	$1,502,960	$10,149,610
Brazil	46,541,893	—	—	46,541,893
Chile	3,390,858	—	—	3,390,858
Colombia	1,565,543	—	—	1,565,543
India	22,784,648	34,542,977	—	57,327,625
Mexico	34,789,424	—	—	34,789,424
Panama	1,783,774	—	—	1,783,774
Russia	—	—	0	0
South Africa	1,765,966	28,310,871	—	30,076,837
Taiwan	248,800	62,407,545	—	62,656,345
Thailand	5,732,119	—	—	5,732,119
Other Countries	—	325,936,493	—	325,936,493
Short-Term Investments	2,091,977	—	—	2,091,977
Total Investments at Value	$125,249,845	$455,289,693	$1,502,960	$582,042,498
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 4.3%
BGP Holdings PLC†(1)	479,213	$ 1,493
Goodman Group	306,535	4,091,472
Ingenia Communities Group	1,342,768	3,877,789
NEXTDC, Ltd.†	153,512	1,090,036
Scentre Group	3,524,483	7,034,930
Stockland†	2,222,579	5,485,708
		21,581,428
Bermuda — 1.0%
Hongkong Land Holdings, Ltd.	1,042,900	5,034,315
Canada — 3.5%
Allied Properties Real Estate Investment Trust	99,846	2,385,630
Canadian Apartment Properties REIT	172,900	5,880,720
Chartwell Retirement Residences	473,449	3,745,487
Granite Real Estate Investment Trust	56,412	3,204,275
Summit Industrial Income REIT	189,444	2,656,991
		17,873,103
Cayman Islands — 2.3%
CIFI Holdings Group Co., Ltd.#	2,995,112	754,771
CK Asset Holdings, Ltd.	1,233,000	8,321,573
ESR Group, Ltd.*	973,000	2,724,858
		11,801,202
France — 2.0%
Gecina SA	61,885	5,510,109
Klepierre SA	211,679	4,340,457
		9,850,566
Germany — 3.0%
Instone Real Estate Group AG*	99,207	879,807
Vonovia SE	520,744	14,124,774
		15,004,581
Hong Kong — 3.4%
Fortune Real Estate Investment Trust	1,446,000	1,176,317
Link REIT	663,700	5,135,457
Sino Land Co., Ltd.	2,370,000	3,466,535
Sun Hung Kai Properties, Ltd.	347,504	4,073,816
Swire Properties, Ltd.	1,501,200	3,462,675
		17,314,800
Ireland — 0.2%
Dalata Hotel Group PLC†	352,447	1,234,450
Japan — 12.0%
Comforia Residential REIT, Inc.†	2,133	5,238,035
GLP J-REIT	4,482	5,464,647
Hoshino Resorts REIT, Inc.	302	1,408,569
Hulic REIT, Inc,†	2,812	3,353,255
Japan Metropolitan Fund Investment Corp.#	7,683	6,097,936
Kenedix Realty Investment Corp.	667	3,449,179
Kenedix Retail REIT Corp.†	1,000	2,047,429
Mitsubishi Estate Co., Ltd.	571,600	7,695,856
Mitsubishi Estate Logistics REIT Investment Corp.#	991	3,405,592
Mitsui Fudosan Co., Ltd.	519,900	10,498,663
Open House Group Co., Ltd.#	66,300	2,599,172
Sumitomo Realty & Development Co., Ltd.	148,600	3,636,522
United Urban Investment Corp.	5,448	5,797,664
		60,692,519
Netherlands — 0.4%
CTP NV*#	133,149	1,812,566
Security Description	Shares or Principal Amount	Value

Singapore — 3.2%
Ascendas India Trust	3,555,000	$ 2,895,621
Ascendas Real Estate Investment Trust	2,238,400	4,509,808
Far East Hospitality Trust†	5,130,500	2,268,687
Lendlease Global Commercial REIT	6,008,462	3,536,684
Mapletree Industrial Trust	1,531,400	2,767,091
		15,977,891
Spain — 1.2%
Cellnex Telecom SA*	93,395	3,627,471
Merlin Properties Socimi SA	268,470	2,452,843
		6,080,314
Sweden — 1.1%
Castellum AB	387,504	5,434,338
Switzerland — 1.2%
PSP Swiss Property AG	55,466	6,275,763
United Kingdom — 5.5%
Big Yellow Group PLC	353,049	5,445,808
Capital & Counties Properties PLC	1,606,056	2,238,124
Derwent London PLC	105,440	2,979,204
LondonMetric Property PLC	1,630,530	4,114,429
Segro PLC	708,444	7,735,440
Tritax EuroBox PLC*	1,632,295	1,568,657
UNITE Group PLC	323,285	3,935,116
		28,016,778
United States — 54.0%
Agree Realty Corp.	55,038	4,145,462
Alexandria Real Estate Equities, Inc.	58,111	8,914,227
American Homes 4 Rent, Class A	106,494	3,786,927
American Tower Corp.	103,102	26,193,063
AvalonBay Communities, Inc.	56,364	11,324,091
Brixmor Property Group, Inc.	260,710	5,600,051
Crown Castle, Inc.	66,475	11,355,924
CubeSmart	164,564	7,578,172
Digital Realty Trust, Inc.	52,143	6,446,439
Duke Realty Corp.	92,103	5,420,262
Equinix, Inc.	19,725	12,966,623
Equity LifeStyle Properties, Inc.	80,411	5,636,811
Equity Residential	74,669	5,464,277
Essential Properties Realty Trust, Inc.	117,813	2,667,286
Federal Realty Investment Trust LP	24,639	2,495,192
Gaming and Leisure Properties, Inc.	92,731	4,476,125
Healthcare Realty Trust, Inc.	268,601	6,532,376
Healthpeak Properties, Inc.	120,406	3,160,658
Hilton Worldwide Holdings, Inc.	4,233	539,115
Invitation Homes, Inc.	350,291	12,708,557
Kimco Realty Corp.	358,644	7,560,216
Lamar Advertising Co., Class A	20,317	1,907,563
Life Storage, Inc.	58,138	7,398,061
Outfront Media, Inc.	109,514	1,938,398
Prologis, Inc.	134,619	16,761,412
Realty Income Corp.	132,613	9,054,816
Rexford Industrial Realty, Inc.	156,783	9,753,470
Ryman Hospitality Properties, Inc.†	19,246	1,582,406
SBA Communications Corp.	41,310	13,436,077
SITE Centers Corp.	83,134	1,077,417
Sun Communities, Inc.	65,031	9,995,915
Terreno Realty Corp.	55,997	3,415,257
UDR, Inc.	264,309	11,859,545
Ventas, Inc.	142,079	6,799,901
VICI Properties, Inc.	314,540	10,376,675

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc.	91,310	$ 6,998,912
Weyerhaeuser Co.	162,053	5,535,730
		272,863,409
Total Long-Term Investment Securities (cost $555,508,019)		496,848,023
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.00%(2) (cost $4,887,043)	4,887,043	4,887,043
TOTAL INVESTMENTS (cost $560,395,062)	99.3%	501,735,066
Other assets less liabilities	0.7	3,761,048
NET ASSETS	100.0%	$505,496,114
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2022, the Fund had loaned securities with a total value of $11,579,078. This was secured by collateral of $12,299,125 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	10/06/2022	$173,417
United States Treasury Notes/Bonds	0.13% to 3.12%	09/30/2022 to 05/15/2051	12,125,708
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $10,613,359 representing 2.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2022.
Industry Allocation*
REITS	79.5%
Real Estate	17.1
Short-Term Investments	1.0
Engineering & Construction	0.7
Home Builders	0.5
Lodging	0.3
Telecommunications	0.2
99.3%
*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$21,579,935	$1,493	$21,581,428
Canada	17,873,103	—	—	17,873,103
United States	272,863,409	—	—	272,863,409
Other Countries	—	184,530,083	—	184,530,083
Short-Term Investments	4,887,043	—	—	4,887,043
Total Investments at Value	$295,623,555	$206,110,018	$1,493	$501,735,066
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 58.5%
Australia — 0.8%
ASX, Ltd.#	2,182	$ 116,369
Coles Group, Ltd.	10,281	122,942
Computershare, Ltd.	12,172	204,108
Dexus	21,123	125,503
Fortescue Metals Group, Ltd.#	38,950	487,917
Goodman Group	10,306	137,559
Lottery Corp., Ltd.#†	42,473	127,573
Macquarie Group, Ltd.	1,104	132,812
Sonic Healthcare, Ltd.	5,588	129,065
South32, Ltd.	52,808	148,820
Transurban Group	13,427	127,509
		1,860,177
Austria — 0.1%
OMV AG	3,320	134,139
Belgium — 0.1%
Groupe Bruxelles Lambert NV	1,674	126,444
KBC Group NV	2,678	126,948
		253,392
Bermuda — 0.2%
Arch Capital Group, Ltd.†	2,960	135,331
Brilliance China Automotive Holdings, Ltd.†(1)	36,000	11,876
Everest Re Group, Ltd.	513	138,023
Jardine Matheson Holdings, Ltd.	2,500	132,380
		417,610
Brazil — 0.3%
AMBEV SA	49,200	144,411
Itau Unibanco Holding SA (Preference Shares)	30,500	151,316
Itausa SA (Preference Shares)	108,690	191,164
Vale SA	10,200	126,461
		613,352
Canada — 1.8%
Bank of Montreal	1,200	110,785
Bank of Nova Scotia	2,100	116,117
Canadian National Railway Co.	1,100	130,817
CGI, Inc.†	1,500	118,780
Constellation Software, Inc.	100	150,533
Dollarama, Inc.	6,700	408,015
Fairfax Financial Holdings, Ltd.	300	149,558
Imperial Oil, Ltd.#	3,100	152,150
Loblaw Cos., Ltd.#	3,400	300,482
Manulife Financial Corp.#	7,500	129,744
National Bank of Canada	2,000	132,318
Nutrien, Ltd.	11,500	1,055,739
Royal Bank of Canada	1,400	130,188
Shaw Communications, Inc.	5,100	130,786
Suncor Energy, Inc.#	6,600	213,526
Teck Resources, Ltd., Class B	4,900	165,951
Thomson Reuters Corp.	1,300	143,150
Toronto-Dominion Bank	2,200	141,530
		3,880,169
Cayman Islands — 1.0%
Alibaba Group Holding, Ltd.†	12,300	146,456
CK Asset Holdings, Ltd.	19,500	131,606
CK Hutchison Holdings, Ltd.	21,000	135,515
Li Ning Co., Ltd.	47,000	427,931
NetEase, Inc.	9,600	172,047
Pinduoduo, Inc. ADR†	10,000	713,000
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Silergy Corp.	8,000	$ 138,074
WH Group, Ltd.*	194,500	132,488
Wuxi Biologics Cayman, Inc.*†	15,500	136,602
		2,133,719
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)†	2,550	254,935
China — 0.9%
Agricultural Bank of China, Ltd.	417,000	136,331
Bank of China, Ltd.	390,000	136,978
BYD Co., Ltd.#	18,500	566,652
China Construction Bank Corp.	219,000	135,634
China Shenhua Energy Co., Ltd.	49,500	155,206
Contemporary Amperex Technology Co., Ltd., Class A†	1,800	125,232
Haier Smart Home Co., Ltd.	44,600	145,804
Kweichow Moutai Co, Ltd.	500	139,050
Nongfu Spring Co., Ltd.*#	23,400	139,066
PICC Property & Casualty Co., Ltd.	166,000	179,137
Zijin Mining Group Co., Ltd.	122,000	137,904
		1,996,994
Cyprus — 0.0%
TCS Group Holding PLC GDR†(1)(2)	1,847	0
Denmark — 1.5%
AP Moller - Maersk A/S, Series A	71	165,996
AP Moller - Maersk A/S, Series B	121	289,356
Coloplast A/S, Class B	1,177	134,155
Novo Nordisk A/S, Class B	23,008	2,457,884
Pandora A/S	2,290	137,840
		3,185,231
Finland — 0.2%
Nokia Oyj	26,340	132,354
Sampo Oyj, Class A	3,214	145,515
Stora Enso Oyj, Class R	9,085	135,571
		413,440
France — 1.8%
BNP Paribas SA	2,904	135,341
Capgemini SE	727	125,838
Carrefour SA	8,189	136,664
Cie Generale des Etablissements Michelin SCA	5,123	124,544
Eiffage SA	1,491	131,361
Hermes International	122	156,413
L'Oreal SA	1,567	538,119
Orange SA	13,377	135,732
Sanofi	1,410	116,046
Societe Generale SA	6,408	141,828
TotalEnergies SE	36,584	1,857,719
Vinci SA	1,475	136,530
Vivendi SE	14,693	133,393
		3,869,528
Germany — 1.0%
Allianz SE	764	129,229
Bayer AG	12,134	641,413
Bayerische Motoren Werke AG	1,663	122,689
Beiersdorf AG	1,404	141,957
Deutsche Boerse AG	781	132,109
Hannover Rueck SE	971	143,125
HeidelbergCement AG	2,782	126,104

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	5,094	$ 124,267
LEG Immobilien SE	1,537	116,363
Mercedes-Benz Group AG	8,144	459,147
RWE AG	3,520	134,742
		2,271,145
Hong Kong — 0.6%
BOC Hong Kong Holdings, Ltd.	40,000	137,724
CLP Holdings, Ltd.	16,500	142,182
CSPC Pharmaceutical Group, Ltd.	206,000	208,739
Hang Seng Bank, Ltd.	8,600	134,321
Hong Kong & China Gas Co., Ltd.	132,000	130,172
Lenovo Group, Ltd.	162,000	133,467
MTR Corp., Ltd.	26,500	135,744
Power Assets Holdings, Ltd.	31,500	188,427
Sun Hung Kai Properties, Ltd.	12,000	140,677
		1,351,453
India — 0.7%
Housing Development Finance Corp., Ltd.	4,593	139,428
Infosys, Ltd.†	7,003	129,058
Mahindra & Mahindra, Ltd.	18,510	301,082
Sun Pharmaceutical Industries, Ltd.	13,077	145,966
Tata Consultancy Services, Ltd.	17,367	692,866
Titan Co., Ltd.	4,532	146,526
		1,554,926
Indonesia — 0.2%
Astra International Tbk PT	455,900	213,410
Bank Central Asia Tbk PT	267,800	147,436
		360,846
Ireland — 0.3%
Accenture PLC, Class A	200	57,692
Aon PLC, Class A	500	139,630
CRH PLC	3,683	135,468
DCC PLC	2,154	124,004
James Hardie Industries PLC	5,554	125,882
Pentair PLC	2,700	120,150
		702,826
Israel — 0.4%
Bank Hapoalim BM	15,145	156,931
Bank Leumi Le-Israel BM	15,863	167,494
Check Point Software Technologies, Ltd.†	2,492	299,638
ICL Group, Ltd.	15,470	148,268
Israel Discount Bank, Ltd., Class A	24,429	149,176
		921,507
Italy — 0.1%
Assicurazioni Generali SpA	9,232	135,638
Japan — 4.6%
AGC, Inc.	3,700	125,615
Ajinomoto Co., Inc.	4,800	132,700
Asahi Group Holdings, Ltd.	3,900	130,570
Astellas Pharma, Inc.	9,200	130,808
Canon, Inc.	12,300	294,238
Central Japan Railway Co.	1,200	141,406
Chubu Electric Power Co., Inc.#	13,000	131,998
Dai-ichi Life Holdings, Inc.	8,000	138,144
Daiwa House Industry Co., Ltd.	5,700	127,763
Daiwa Securities Group, Inc.	30,900	134,745
Hitachi, Ltd.	2,900	145,197
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Post Holdings Co., Ltd.	19,400	$ 133,843
Japan Tobacco, Inc.	8,000	135,579
Kansai Electric Power Co., Inc.	14,100	136,633
KDDI Corp.	26,500	814,195
Komatsu, Ltd.	6,500	136,045
Kyocera Corp.	2,600	144,394
Kyowa Kirin Co., Ltd.	6,100	136,860
Marubeni Corp.	20,300	210,378
MEIJI Holdings Co., Ltd.	2,700	128,749
Mitsubishi Corp.	4,600	150,143
Mitsubishi Electric Corp.	13,600	137,743
Mitsubishi Heavy Industries, Ltd.	7,500	288,673
Mitsubishi UFJ Financial Group, Inc.	46,200	238,972
Mitsui & Co., Ltd.	21,200	494,885
Mizuho Financial Group, Inc.	11,700	133,823
Murata Manufacturing Co., Ltd.	2,400	129,457
Nintendo Co., Ltd.	1,900	775,498
Nippon Telegraph & Telephone Corp.	27,700	750,307
Nissan Chemical Corp.†	2,800	141,013
Nitto Denko Corp.	3,300	203,200
Olympus Corp.	29,700	639,871
ORIX Corp.	7,900	130,134
Otsuka Holdings Co., Ltd.	4,000	130,640
Renesas Electronics Corp.†	26,600	250,382
Resona Holdings, Inc.	36,200	133,050
Secom Co., Ltd.	2,100	134,487
Sekisui House, Ltd.	7,800	132,858
Shimadzu Corp.	3,900	114,279
Shimano, Inc.	800	141,230
SoftBank Corp.	12,100	132,800
Sompo Holdings, Inc.	3,200	137,222
Sumitomo Corp.	10,000	140,450
Sumitomo Mitsui Financial Group, Inc.	4,500	135,511
Tokyo Electric Power Co. Holdings, Inc.†	36,300	141,569
Tokyo Electron, Ltd.	400	125,550
Tokyo Gas Co., Ltd.	9,200	172,291
Toshiba Corp.	3,400	125,806
		9,971,704
Luxembourg — 0.1%
ArcelorMittal SA	6,165	146,362
Malaysia — 0.2%
CIMB Group Holdings Bhd	115,900	138,588
Malayan Banking Bhd	68,600	137,365
Public Bank Bhd	130,400	137,097
		413,050
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	22,800	142,709
Grupo Financiero Banorte SAB de CV, Class O	25,300	149,440
Wal-Mart de Mexico SAB de CV	40,500	132,718
		424,867
Netherlands — 1.3%
Aegon NV	31,758	141,828
CNH Industrial NV	19,846	241,379
Heineken Holding NV	1,818	128,879
ING Groep NV	14,288	125,238
Koninklijke Ahold Delhaize NV	4,972	136,800
LyondellBasell Industries NV, Class A	5,883	488,289
NN Group NV	2,957	121,238
QIAGEN NV†	2,780	126,344
Stellantis NV	49,364	658,079

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
STMicroelectronics NV	4,395	$ 152,953
Universal Music Group NV#	6,069	120,384
Wolters Kluwer NV	3,414	333,880
		2,775,291
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	10,328	123,574
Norway — 0.4%
Equinor ASA	22,823	882,554
Philippines — 0.1%
SM Prime Holdings, Inc.	205,600	138,211
Portugal — 0.1%
EDP - Energias de Portugal SA	27,218	130,160
Qatar — 0.1%
Masraf Al Rayan QSC	108,882	135,089
Russia — 0.0%
MMC Norilsk Nickel PJSC(2)	563	0
Saudi Arabia — 0.4%
Al Rajhi Bank†	5,828	139,685
Alinma Bank	15,348	154,564
Banque Saudi Fransi	9,760	128,924
Riyad Bank	25,444	239,762
Sahara International Petrochemical Co.	14,467	183,432
Saudi Arabian Oil Co.*	12,883	128,412
		974,779
Singapore — 0.2%
Ascendas Real Estate Investment Trust	63,700	128,339
DBS Group Holdings, Ltd.	6,000	139,624
Singapore Telecommunications, Ltd.	71,800	134,357
United Overseas Bank, Ltd.	6,800	132,710
		535,030
South Africa — 0.3%
FirstRand, Ltd.	35,479	132,455
MTN Group, Ltd.	16,295	117,975
Naspers, Ltd., Class N	990	139,813
Sasol, Ltd.	6,929	133,763
Standard Bank Group, Ltd.	14,802	131,947
		655,953
South Korea — 0.7%
Hana Financial Group, Inc.†	4,849	141,873
KB Financial Group, Inc.	3,766	138,218
Kia Corp.	6,036	362,083
LG Electronics, Inc.	1,914	143,307
Samsung Electronics Co., Ltd.	2,904	128,643
Shinhan Financial Group Co., Ltd.†	10,929	298,350
SK Hynix, Inc.	1,854	130,609
SK, Inc.	834	144,566
		1,487,649
Spain — 0.3%
Aena SME SA*†	1,114	136,570
Ferrovial SA	5,149	128,793
Red Electrica Corp. SA	9,371	171,298
Repsol SA	15,012	195,265
		631,926
Security Description	Shares or Principal Amount	Value

Sweden — 0.3%
Alleima AB†	1,568	$ 6,293
Boliden AB	4,343	139,269
Epiroc AB, Class A	8,660	132,606
Investor AB, Class A	6,932	115,116
Sandvik AB	7,721	120,600
Telefonaktiebolaget LM Ericsson, Class B	18,124	135,487
Volvo AB, Class B	7,838	124,196
		773,567
Switzerland — 1.2%
ABB, Ltd.	4,619	127,359
Alcon, Inc.	1,784	117,256
Baloise Holding AG	905	130,541
Cie Financiere Richemont SA	1,306	145,838
Nestle SA	1,126	131,866
Partners Group Holding AG	156	150,147
Roche Holding AG	464	149,443
Roche Holding AG (BR)#	613	234,233
SGS SA	58	127,650
Sonova Holding AG	1,229	323,968
Straumann Holding AG	1,032	113,058
Swiss Life Holding AG	263	137,418
Swisscom AG	254	131,345
TE Connectivity, Ltd.	974	122,929
UBS Group AG	17,237	272,252
Zurich Insurance Group AG	351	155,472
		2,570,775
Taiwan — 0.8%
Cathay Financial Holding Co., Ltd.†	91,000	132,574
Chunghwa Telecom Co., Ltd.	37,000	147,052
CTBC Financial Holding Co., Ltd.†	183,000	140,197
E.Sun Financial Holding Co., Ltd.	149,828	138,188
Evergreen Marine Corp Taiwan, Ltd.	54,000	155,535
First Financial Holding Co., Ltd.	155,740	135,130
Fubon Financial Holding Co., Ltd.	71,900	134,809
Hon Hai Precision Industry Co., Ltd.	38,000	135,674
Hua Nan Financial Holdings Co., Ltd.†	182,154	138,469
MediaTek, Inc.	6,000	130,504
Taiwan Cooperative Financial Holding Co., Ltd.	155,620	140,505
Unimicron Technology Corp.†	29,000	143,185
Uni-President Enterprises Corp.†	61,000	132,014
		1,803,836
Thailand — 0.1%
Bangkok Dusit Medical Services PCL	183,200	146,962
United Arab Emirates — 0.1%
Emaar Properties PJSC	105,818	179,757
First Abu Dhabi Bank PJSC	28,993	150,569
		330,326
United Kingdom — 1.7%
3i Group PLC	22,879	321,477
Auto Trader Group PLC*	18,948	142,886
BAE Systems PLC	16,222	146,186
BP PLC	27,943	142,659
British American Tobacco PLC	3,451	138,234
BT Group PLC	70,069	122,598
Burberry Group PLC	7,634	154,600
Coca-Cola Europacific Partners PLC	2,554	125,580
Diageo PLC	2,923	127,594
GSK PLC	14,724	235,852
Haleon PLC†	36,297	109,147

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
HSBC Holdings PLC	21,385	$ 131,577
Imperial Brands PLC	6,162	135,388
National Grid PLC	9,826	122,900
Next PLC	1,681	113,103
RELX PLC	4,665	122,194
Rio Tinto PLC	5,048	278,698
Severn Trent PLC#	3,758	121,576
Shell PLC	5,204	137,884
SSE PLC	21,097	402,332
Standard Chartered PLC	36,337	252,069
United Utilities Group PLC	10,127	124,225
Vodafone Group PLC	93,360	125,251
		3,834,010
United States — 33.2%
3M Co.	902	112,164
A.O. Smith Corp.	2,157	121,763
AbbVie, Inc.	911	122,493
Adobe, Inc.†	315	117,634
Alphabet, Inc., Class A†	34,324	3,714,543
Alphabet, Inc., Class C†	8,524	930,395
Altria Group, Inc.	2,919	131,705
Amazon.com, Inc.†	4,881	618,764
Ameren Corp.	1,392	128,927
American Financial Group, Inc.	1,593	203,394
Ameriprise Financial, Inc.	516	138,293
Amphenol Corp., Class A	1,675	123,163
APA Corp.	7,717	301,812
Apple, Inc.	23,500	3,694,670
Archer-Daniels-Midland Co.	10,447	918,187
Arista Networks, Inc.†	1,229	147,333
Arrow Electronics, Inc.†	1,156	121,160
Assurant, Inc.	774	122,671
AT&T, Inc.	8,388	147,126
AutoZone, Inc.†	440	932,452
AvalonBay Communities, Inc.	646	129,788
Baker Hughes Co.	5,032	127,108
Bank of New York Mellon Corp.	2,979	123,718
Becton Dickinson & Co.	526	132,773
Berkshire Hathaway, Inc., Class B†	1,529	429,343
Blackstone, Inc.	3,694	347,014
Booking Holdings, Inc.†	246	461,449
BorgWarner, Inc.	3,318	125,089
Brown & Brown, Inc.	2,035	128,286
Brown-Forman Corp., Class B	1,721	125,117
Cadence Design Systems, Inc.†	6,049	1,051,135
Celanese Corp.	2,449	271,496
CF Industries Holdings, Inc.	4,336	448,603
Chevron Corp.	804	127,080
Church & Dwight Co., Inc.	4,402	368,491
Cintas Corp.	360	146,462
Cisco Systems, Inc.	2,858	127,810
CMS Energy Corp.	1,857	125,422
Coca-Cola Co.	10,506	648,325
Cognizant Technology Solutions Corp., Class A	1,893	119,581
Colgate-Palmolive Co.	4,552	356,012
Conagra Brands, Inc.	3,751	128,959
ConocoPhillips	12,883	1,410,044
Consolidated Edison, Inc.	2,750	268,785
Costco Wholesale Corp.	687	358,683
CVS Health Corp.	2,589	254,110
Danaher Corp.	474	127,937
Security Description	Shares or Principal Amount	Value

United States (continued)
Datadog, Inc., Class A†	1,203	$ 126,255
Dell Technologies, Inc., Class C	6,348	243,065
Devon Energy Corp.	14,064	993,200
Discover Financial Services	2,913	292,727
Dominion Energy, Inc.	1,558	127,444
Domino's Pizza, Inc.	328	121,970
Dover Corp.	976	121,961
DTE Energy Co.	1,090	142,071
Duke Realty Corp.	2,139	125,880
eBay, Inc.	2,714	119,769
Edwards Lifesciences Corp.†	1,715	154,522
Elevance Health, Inc.	287	139,227
Emerson Electric Co.	4,297	351,237
Etsy, Inc.†	2,713	286,520
Exelon Corp.	21,365	938,137
Expeditors International of Washington, Inc.	1,324	136,226
Extra Space Storage, Inc.	738	146,663
Exxon Mobil Corp.	2,362	225,784
FactSet Research Systems, Inc.	830	359,672
Fair Isaac Corp.†	564	253,462
Fidelity National Financial, Inc.	3,287	128,522
Fortinet, Inc.†	14,521	707,027
Gartner, Inc.†	1,583	451,662
General Dynamics Corp.	604	138,274
General Mills, Inc.	1,691	129,869
Genuine Parts Co.	945	147,429
Gilead Sciences, Inc.	2,150	136,461
Halliburton Co.	4,474	134,802
HCA Healthcare, Inc.	605	119,711
Hershey Co.	3,115	699,847
Hewlett Packard Enterprise Co.	9,030	122,808
Hologic, Inc.†	5,368	362,662
Home Depot, Inc.	444	128,058
Hormel Foods Corp.	2,591	130,275
HP, Inc.	23,099	663,172
Huntington Ingalls Industries, Inc.	589	135,623
IDEXX Laboratories, Inc.†	1,515	526,644
Illinois Tool Works, Inc.	659	128,393
Interpublic Group of Cos., Inc.	4,353	120,317
Intuit, Inc.	303	130,829
J.M. Smucker Co.	956	133,830
Jack Henry & Associates, Inc.	1,582	304,060
JB Hunt Transport Services, Inc.	760	132,255
Johnson & Johnson	740	119,392
Juniper Networks, Inc.	4,617	131,215
Kellogg Co.	1,732	125,986
Keysight Technologies, Inc.†	895	146,682
Kimberly-Clark Corp.	964	122,929
KKR & Co., Inc.	2,450	123,872
KLA Corp.	2,488	856,195
Knight-Swift Transportation Holdings, Inc.	2,631	132,892
Kraft Heinz Co.	3,450	129,030
Kroger Co.	14,910	714,785
Lear Corp.	825	114,378
Lennox International, Inc.	548	131,586
Liberty Media Corp. - Liberty Formula One, Series C†	4,221	268,793
Lockheed Martin Corp.	3,410	1,432,575
Lowe's Cos., Inc.	5,285	1,026,030
LPL Financial Holdings, Inc.	1,711	378,696
Lululemon Athletica, Inc.†	1,240	371,950
Lumen Technologies, Inc.	11,879	118,315
M&T Bank Corp.	1,290	234,496
Marathon Oil Corp.	5,834	149,292

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	1,367	$ 137,725
Marsh & McLennan Cos., Inc.	790	127,482
Masco Corp.	4,441	225,914
Mastercard, Inc., Class A	388	125,856
McDonald's Corp.	2,805	707,645
McKesson Corp.	1,561	572,887
Medical Properties Trust, Inc.	9,054	132,279
Merck & Co., Inc.	1,512	129,064
Meta Platforms, Inc., Class A†	3,947	643,085
MetLife, Inc.	2,064	132,777
Mettler-Toledo International, Inc.†	482	584,406
MGM Resorts International	3,872	126,382
Microsoft Corp.	17,671	4,620,436
Mid-America Apartment Communities, Inc.	1,080	178,924
Moderna, Inc.†	7,514	993,877
Molina Healthcare, Inc.†	786	265,173
Mondelez International, Inc., Class A	1,975	122,174
Moody's Corp.	428	121,775
Mosaic Co.	7,986	430,206
Motorola Solutions, Inc.	563	137,040
MSCI, Inc.	968	434,864
NiSource, Inc.	4,250	125,418
Norfolk Southern Corp.	516	125,455
NortonLifeLock, Inc.	5,310	119,953
NRG Energy, Inc.	5,273	217,669
Nucor Corp.	5,947	790,594
Old Dominion Freight Line, Inc.	741	201,115
Omnicom Group, Inc.	1,850	123,765
ON Semiconductor Corp.†	9,468	651,114
Oracle Corp.	1,682	124,720
O'Reilly Automotive, Inc.†	193	134,544
Otis Worldwide Corp.	1,678	121,185
Owens Corning	2,214	180,950
PACCAR, Inc.	1,628	142,466
Packaging Corp. of America	926	126,788
Paychex, Inc.	7,051	869,670
PepsiCo, Inc.	888	152,976
PerkinElmer, Inc.	830	112,100
Pfizer, Inc.	55,656	2,517,321
Philip Morris International, Inc.	1,296	123,755
Procter & Gamble Co.	974	134,354
Prologis, Inc.	1,003	124,884
Public Storage	3,434	1,136,070
PulteGroup, Inc.	3,923	159,509
QUALCOMM, Inc.	13,088	1,731,150
Quest Diagnostics, Inc.	991	124,182
Raymond James Financial, Inc.	1,316	137,351
Regeneron Pharmaceuticals, Inc.†	2,186	1,270,197
Republic Services, Inc.	1,096	156,421
Robert Half International, Inc.	2,321	178,647
Rockwell Automation, Inc.	515	122,024
Rollins, Inc.	3,398	114,716
Sealed Air Corp.	2,278	122,579
SEI Investments Co.	2,325	127,178
Simon Property Group, Inc.	1,213	123,702
Snap-on, Inc.	1,162	253,153
SS&C Technologies Holdings, Inc.	2,109	117,598
Steel Dynamics, Inc.	4,185	337,813
Synchrony Financial	4,184	137,026
Synopsys, Inc.†	3,285	1,136,676
Sysco Corp.	1,498	123,166
Target Corp.	782	125,386
Security Description	Shares or Principal Amount	Value

United States (continued)
Texas Instruments, Inc.	5,067	$ 837,119
Thermo Fisher Scientific, Inc.	232	126,514
Tyson Foods, Inc., Class A	6,068	457,406
UGI Corp.	4,416	174,432
Ulta Beauty, Inc.†	1,151	483,270
Union Pacific Corp.	2,556	573,848
United Parcel Service, Inc., Class B	2,259	439,398
UnitedHealth Group, Inc.	1,787	928,043
Valero Energy Corp.	6,486	759,640
Veeva Systems, Inc., Class A†	604	120,389
VeriSign, Inc.†	1,701	309,956
Verizon Communications, Inc.	2,822	117,988
Vertex Pharmaceuticals, Inc.†	468	131,864
Visa, Inc., Class A	650	129,162
Vistra Corp.	9,557	236,536
Waters Corp.†	1,391	415,353
Western Union Co.	7,629	113,062
Weyerhaeuser Co.	3,729	127,383
WP Carey, Inc.	4,231	355,531
WR Berkley Corp.	4,668	302,486
Yum! Brands, Inc.	1,182	131,486
Zoom Video Communications, Inc., Class A†	1,183	95,113
		72,635,970
Total Common Stocks (cost $137,531,513)		127,832,672
CORPORATE BONDS & NOTES — 24.2%
Australia — 0.8%
NBN Co., Ltd.
2.63%, 05/05/2031*	$ 2,062,000	1,745,504
Bermuda — 0.1%
Geopark, Ltd.
5.50%, 01/17/2027*	348,000	304,286
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao
4.13%, 09/20/2031*	288,000	243,360
Banco do Brasil SA
3.25%, 09/30/2026*	278,000	255,262
		498,622
Canada — 0.8%
Air Canada
3.88%, 08/15/2026*	383,000	341,761
First Quantum Minerals, Ltd.
6.50%, 03/01/2024*	450,000	445,500
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	457,009
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	401,715
		1,645,985
Cayman Islands — 1.9%
Alibaba Group Holding, Ltd.
3.40%, 12/06/2027#	1,528,000	1,445,326
4.20%, 12/06/2047	480,000	385,560
Tencent Holdings, Ltd.
3.24%, 06/03/2050*	200,000	133,826
3.68%, 04/22/2041*	400,000	311,609
Weibo Corp.
3.38%, 07/08/2030	1,603,000	1,270,736

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Cayman Islands (continued)
XP, Inc.
3.25%, 07/01/2026*	$ 797,000	$ 712,781
		4,259,838
Colombia — 0.1%
Ecopetrol SA
4.13%, 01/16/2025	245,000	230,344
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,162,032
Free of Tax — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028*	130,000	129,898
Hong Kong — 0.8%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	2,085,000	1,664,190
Israel — 0.3%
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	608,000	583,680
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	893,311
Japan — 0.7%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,745,000	1,618,185
Luxembourg — 0.5%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	403,463
Kenbourne Invest SA
6.88%, 11/26/2024	498,000	482,313
Rumo Luxembourg Sarl
4.20%, 01/18/2032*#	265,000	221,079
		1,106,855
Mexico — 0.7%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	198,375
Petroleos Mexicanos
5.35%, 02/12/2028	1,527,000	1,244,352
Total Play Telecomunicaciones SA de CV
		1,442,727
Netherlands — 1.2%
Embraer Netherlands Finance BV
6.95%, 01/17/2028*	736,000	733,792
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	954,000	846,484
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	470,000	450,838
7.13%, 01/31/2025	582,000	576,180
		2,607,294
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,574,000	1,367,664
United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	1,093,000	1,062,416
Security Description	Shares or Principal Amount	Value

United States — 14.0%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	$ 16,000	$ 16,110
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	427,386
American Tower Corp.
1.60%, 04/15/2026	501,000	449,797
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	409,291
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,284,041
Ares Capital Corp.
2.88%, 06/15/2028	1,530,000	1,271,916
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	196,736
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	538,710
Blackstone Private Credit Fund
2.63%, 12/15/2026	438,000	370,442
Blackstone Secured Lending Fund
2.85%, 09/30/2028	1,473,000	1,174,392
Block Financial LLC
3.88%, 08/15/2030	947,000	862,978
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	781,180
Boeing Co.
4.88%, 05/01/2025	467,000	468,550
Broadcom, Inc.
1.95%, 02/15/2028*	510,000	438,066
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	520,000	407,248
CNH Industrial Capital LLC
1.88%, 01/15/2026	341,000	310,927
CNX Resources Corp.
7.25%, 03/14/2027*	410,000	406,597
CommScope, Inc.
6.00%, 03/01/2026*	703,000	664,405
Consolidated Communications, Inc.
5.00%, 10/01/2028*	389,000	299,652
Crown Castle International Corp.
1.05%, 07/15/2026	1,037,000	909,473
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	1,277,000	1,327,873
DISH DBS Corp.
5.75%, 12/01/2028*	812,000	623,525
DPL, Inc.
4.13%, 07/01/2025	212,000	200,037
Embarq Corp.
8.00%, 06/01/2036	345,000	268,244
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	810,397
Graphic Packaging International LLC
1.51%, 04/15/2026*	835,000	747,331
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	408,936
Horizon Therapeutics USA, Inc.
5.50%, 08/01/2027*	440,000	421,498
HP, Inc.
4.75%, 01/15/2028	320,000	315,281
Intel Corp.
4.15%, 08/05/2032	325,000	315,389
Jabil, Inc.
3.60%, 01/15/2030	1,119,000	985,701

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Level 3 Financing, Inc.
3.75%, 07/15/2029*	$ 411,000	$ 329,984
Liberty Interactive LLC
8.25%, 02/01/2030#	449,000	343,485
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	594,321
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	423,327
Meta Platforms, Inc.
4.45%, 08/15/2052*	460,000	418,455
MicroStrategy, Inc.
6.13%, 06/15/2028*#	437,000	364,839
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	1,197,000	1,199,993
New Fortress Energy, Inc.
6.75%, 09/15/2025*	860,000	828,993
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	414,082
Owl Rock Capital Corp.
2.63%, 01/15/2027	1,095,000	924,910
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,444,000	1,344,881
ROBLOX Corp.
3.88%, 05/01/2030*	223,000	186,020
Scientific Games International, Inc.
8.63%, 07/01/2025*	648,000	666,267
Select Medical Corp.
6.25%, 08/15/2026*#	754,000	721,322
SVB Financial Group
1.80%, 02/02/2031	210,000	158,432
TransDigm, Inc.
6.25%, 03/15/2026*	470,000	461,775
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
7.88%, 02/15/2025*	820,000	810,074
Universal Health Services, Inc.
1.65%, 09/01/2026*	792,000	685,047
Valero Energy Corp.
3.65%, 12/01/2051	879,000	672,306
Vontier Corp.
1.80%, 04/01/2026	604,000	528,246
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*#	447,000	428,083
		30,616,951
Total Corporate Bonds & Notes (cost $60,477,256)		52,939,782
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%
Bermuda — 2.4%
Bellemeade Re, Ltd. FRS
Series 2020-2A, Class M2 8.44%, (1 ML+6.00%), 08/26/2030*	2,780,000	2,852,553
Eagle RE, Ltd. FRS
Series 2021-2, Class M1B 4.23%, (SOFR30A+2.05%), 04/25/2034*	2,500,000	2,479,834
		5,332,387
Security Description		Shares or Principal Amount	Value

United States — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 4.24%, (1 ML+1.80%), 07/25/2030		$ 2,595,000	$ 2,552,550
Total Collateralized Mortgage Obligations (cost $8,054,917)			7,884,937
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.3%
United States — 2.3%
United States Treasury Notes
3.33%, (3 UTBMM+0.04%), 10/31/2023		2,650,000	2,652,058
3.41%, (3 UTBMM+0.04%), 07/31/2024		2,240,000	2,237,032
Total U.S. Government & Agency Obligations (cost $4,892,423)			4,889,090
FOREIGN GOVERNMENT OBLIGATIONS — 5.7%
Colombia — 0.4%
Republic of Colombia
7.00%, 03/26/2031	COP	4,830,000,000	804,882
France — 0.4%
Government of France
0.75%, 05/25/2052	EUR	1,510,000	961,326
United Kingdom — 4.9%
United Kingdom Gilt Treasury
1.75%, 09/07/2022	GBP	9,160,000	10,638,645
Total Foreign Government Obligations (cost $14,333,401)			12,404,853
Total Long-Term Investment Securities (cost $225,289,510)			205,951,334
SHORT-TERM INVESTMENTS — 6.9%
Unaffiliated Investment Companies — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(3)		11,881,488	11,881,488
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (3)(4)		3,285,286	3,285,286
Total Short-Term Investments (cost $15,166,774)			15,166,774
TOTAL INVESTMENTS (cost $240,456,284)		101.2%	221,118,108
Other assets less liabilities		(1.2)	(2,705,379)
NET ASSETS		100.0%	$218,412,729
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $34,295,235 representing 15.7% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
	02/03/2020	28	$9,349
	04/28/2020	457	123,804
	12/15/2020	78	25,736
		563	158,889	$0	$0.00	0.00%
TCS Group Holding PLC GDR	12/10/2021	1,847	160,236	0	0.00	0.00
				$0		0.00%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $4,592,667. This was secured by collateral of $3,285,286, which was received in cash and subsequently invested in short-term investments currently valued at $3,285,286 as reported in the Portfolio of Investments. Additional collateral of $1,490,585 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/29/2022 to 12/15/2022	$34,936
United States Treasury Notes/Bonds	0.13% to 5.38%	09/30/2022 to 11/15/2051	1,455,649
1 ML—1 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
FRS—Floating Rate Security
GDR—Global Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
COP—Columbian Peso
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
24	Short	S&P 500 E-Mini Index	September 2022	$4,963,523	$4,747,800	$215,723
						Unrealized (Depreciation)
5	Long	Euro Buxl 30 Year Bonds	September 2022	$ 952,487	$ 827,074	$(125,413)
64	Long	U.S. Treasury 10 Year Notes	December 2022	7,531,104	7,482,000	(49,104)
77	Long	U.S. Treasury Ultra Bonds	December 2022	11,512,996	11,511,500	(1,496)
						$(176,013)
Net Unrealized Appreciation (Depreciation)						$39,710
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
HSBC Bank PLC	EUR	1,030,000	USD	1,058,870	11/02/2022	$ 19,504	$ —

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	112,702	EUR	110,000	11/02/2022	$ —	$ (1,702)
	USD	4,149,107	JPY	560,000,000	09/26/2022	—	(110,594)
						19,504	(112,296)
JPMorgan Chase Bank, N.A.	COP	3,220,000,000	USD	737,244	10/27/2022	16,973	—
	GBP	9,180,000	USD	10,872,861	12/05/2022	189,983	—
	JPY	1,482,000,000	USD	11,094,517	09/26/2022	406,880	—
	USD	6,872,965	JPY	922,000,000	09/26/2022	—	(223,841)
						613,836	(223,841)
Unrealized Appreciation (Depreciation)						$633,340	$(336,137)
COP—Columbian Peso
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
USD—United States Dollar
Industry Allocation*
Short-Term Investments	6.9%
Foreign Government Obligations	5.7
Internet	5.5
Oil & Gas	5.5
Telecommunications	5.3
Software	4.6
Pharmaceuticals	4.4
Banks	4.0
Computers	3.6
Collateralized Mortgage Obligations	3.6
Investment Companies	3.3
Retail	3.1
Diversified Financial Services	3.1
Semiconductors	2.8
Electric	2.7
REITS	2.4
Insurance	2.4
U.S. Government & Agency Obligations	2.3
Auto Manufacturers	2.0
Chemicals	2.0
Food	2.0
Transportation	1.7
Electronics	1.5
Healthcare-Products	1.5
Healthcare-Services	1.5
Aerospace/Defense	1.5
Biotechnology	1.2
Media	1.2
Commercial Services	1.1
Beverages	1.1
Agriculture	1.0
Airlines	0.9
Mining	0.9
Iron/Steel	0.8
Private Equity	0.6
Cosmetics/Personal Care	0.6
Pipelines	0.6
Building Materials	0.5
Gas	0.5
Distribution/Wholesale	0.5
Machinery-Construction & Mining	0.5
Packaging & Containers	0.4
Entertainment	0.4

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Toys/Games/Hobbies	0.3%
Real Estate	0.3
Lodging	0.3
Engineering & Construction	0.3
Machinery-Diversified	0.2
Electrical Components & Equipment	0.2
Household Products/Wares	0.2
Home Builders	0.2
Apparel	0.2
Home Furnishings	0.2
Oil & Gas Services	0.2
Miscellaneous Manufacturing	0.1
Office/Business Equipment	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Hand/Machine Tools	0.1
Coal	0.1
Leisure Time	0.1
Shipbuilding	0.1
Forest Products & Paper	0.1
101.2%
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$273,354	$132,380	$11,876	$417,610
Brazil	613,352	—	—	613,352
Canada	3,880,169	—	—	3,880,169
Cayman Islands	713,000	1,420,719	—	2,133,719
Chile	254,935	—	—	254,935
Cyprus	—	—	0	0
Ireland	317,472	385,354	—	702,826
Israel	299,638	621,869	—	921,507
Mexico	424,867	—	—	424,867
Netherlands	488,289	2,287,002	—	2,775,291
Russia	—	—	0	0
Sweden	6,293	767,274	—	773,567
Switzerland	122,929	2,447,846	—	2,570,775
Thailand	146,962	—	—	146,962
United Kingdom	234,727	3,599,283	—	3,834,010
United States	72,635,970	—	—	72,635,970
Other Countries	—	35,747,112	—	35,747,112
Corporate Bonds & Notes	—	52,939,782	—	52,939,782
Collateralized Mortgage Obligations	—	7,884,937	—	7,884,937
U.S. Government & Agency Obligations	—	4,889,090	—	4,889,090
Foreign Government Obligations	—	12,404,853	—	12,404,853
Short-Term Investments	15,166,774	—	—	15,166,774
Total Investments at Value	$95,578,731	$125,527,501	$11,876	$221,118,108
Other Financial Instruments:†
Futures Contracts	$215,723	$—	$—	$215,723
Forward Foreign Currency Contracts	—	633,340	—	633,340
Total Other Financial Instruments	$215,723	$633,340	$—	$849,063

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$176,013	$—	$—	$176,013
Forward Foreign Currency Contracts	—	336,137	—	336,137
Total Other Financial Instruments	$176,013	$336,137	$—	$512,150
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.4%
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 558,597	$ 502,591
3.35%, 04/15/2031	256,208	228,184
		730,775
Banks — 1.9%
Bank of America Corp.
3.97%, 03/05/2029	1,000,000	948,268
Citigroup, Inc.
3.40%, 05/01/2026	400,000	386,796
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	1,000,000	978,649
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	202,400
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	959,892
Wells Fargo & Co.
2.16%, 02/11/2026	900,000	847,033
		4,323,038
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.50%, 02/01/2025	144,000	141,991
Computers — 0.4%
Apple, Inc.
3.25%, 08/08/2029	1,000,000	958,471
Diversified Financial Services — 0.4%
American Express Co.
3.63%, 12/05/2024	104,000	103,391
Capital One Financial Corp.
4.99%, 07/24/2026	820,000	819,344
		922,735
Electric — 0.9%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	935,630
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	924,473
San Diego Gas & Electric Co.
6.00%, 06/01/2026	200,000	212,050
		2,072,153
Media — 0.2%
Walt Disney Co.
2.00%, 09/01/2029	500,000	432,852
Oil & Gas — 0.1%
Chevron USA, Inc.
3.90%, 11/15/2024	116,000	117,045
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	169,346
Pipelines — 0.1%
Enterprise Products Operating LLC
3.70%, 02/15/2026	127,000	125,559
Magellan Midstream Partners LP
3.20%, 03/15/2025#	137,000	131,997
		257,556
REITS — 0.1%
Boston Properties LP
2.75%, 10/01/2026	240,000	223,751
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
Home Depot, Inc.
0.90%, 03/15/2028#	$ 450,000	$ 382,844
Semiconductors — 0.4%
NVIDIA Corp.
2.00%, 06/15/2031#	1,000,000	845,727
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028	580,000	499,158
Transportation — 0.0%
Norfolk Southern Corp.
2.90%, 02/15/2023	89,000	88,603
5.59%, 05/17/2025	19,000	19,464
		108,067
Total Corporate Bonds & Notes (cost $13,030,349)		12,185,509
ASSET BACKED SECURITIES — 2.6%
Auto Loan Receivables — 0.3%
ACC Auto Trust
Series 2021-A, Class A 1.08%, 04/15/2027*	142,678	140,369
DT Auto Owner Trust
Series 2021-3A, Class A 0.33%, 04/15/2025*	233,573	230,717
US Auto Funding
Series 2021-1A, Class A 0.79%, 07/15/2024*	268,151	266,612
		637,698
Other Asset Backed Securities — 2.3%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	519,083
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	883,703
AMSR Trust VRS
Series 2021-SFR1, Class A 1.95%, 06/17/2038*(1)	300,000	260,446
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,318,922	1,170,436
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	650,000	638,542
Progress Residential Trust
Series 2021-SFR6, Class A 1.52%, 07/17/2038*	998,857	886,835
Series 2021-SFR4, Class A 1.56%, 05/17/2038*	700,000	626,795
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	292,963	287,952
		5,273,792
Total Asset Backed Securities (cost $6,469,205)		5,911,490
COLLATERALIZED MORTGAGE OBLIGATIONS — 18.9%
Commercial and Residential — 3.7%
BANK
Series 2021-BN35, Class A5 2.29%, 06/15/2064	1,250,000	1,057,037

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-BN26, Class A4 2.40%, 03/15/2063	$ 500,000	$ 435,958
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	500,000	479,452
Series 2022-BNK42, Class A5 4.49%, 06/15/2055(1)	800,000	807,287
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	187,689	177,578
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,106,876
COMM Mtg. Trust VRS
Series 2020-CBM, Class A1 2.31%, 02/10/2037*(1)	600,000	558,787
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	379,505
GS Mtg. Securities Corp. Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,049,736
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	849,762
UBS Commercial Mtg. Trust
Series 2018-C14, Class A2 4.26%, 12/15/2051	1,500,000	1,488,961
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,876	6,870
		8,397,809
U.S. Government Agency — 15.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	568,284
Series K145, Class A2 2.58%, 06/25/2055	430,000	388,326
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,854,849
Series KJ14, Class A2 2.81%, 09/25/2024	383,977	377,949
Series K146, Class A2 2.92%, 06/25/2032	705,000	655,791
Federal Home Loan Mtg. Corp. Multifamily Structured PassThrough Certs.
Series K149, Class A2 3.53%, 10/25/2032(2)	2,000,000	1,954,877
Series K150, Class A2 3.71%, 11/25/2032(2)	1,070,000	1,058,962
Federal Home Loan Mtg. Corp. REMIC
Series 4594, Class GN 2.50%, 02/15/2045	405,786	383,729
Series 3981, Class PA 3.00%, 04/15/2031	54,177	53,630
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,673,027
Series 4150, Class IG 3.00%, 01/15/2033(3)	1,388,207	102,302
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4838, Class CY 3.00%, 01/15/2038	$ 1,000,000	$ 957,489
Series 4365, Class HZ 3.00%, 01/15/2040	497,727	477,525
Series 4599, Class PA 3.00%, 09/15/2045	647,594	626,769
Series 4057, Class WY 3.50%, 06/15/2027	1,000,000	984,238
Series 3813, Class D 4.00%, 02/15/2026	414,518	414,892
Series 3917, Class B 4.50%, 08/15/2026	465,000	464,888
Series 3927, Class AY 4.50%, 09/15/2026	1,494,968	1,491,401
Series 3786, Class PB 4.50%, 07/15/2040	248,089	250,918
Federal Home Loan Mtg. Corp. REMIC FRS
4.11%, (6.50%-1 ML), 05/15/2042(3)(4)	163,274	20,641
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 07/15/2042	289,469	271,220
Federal National Mtg. Assoc.
Series 384, Class 23 6.00%, 08/25/2037(3)	80,018	15,801
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(5)	87,739	81,362
Series 2020-M8, Class A2 1.82%, 02/25/2030	800,000	702,831
Series 2020-12, Class JC 2.00%, 03/25/2050	856,569	772,987
Series 2013-23, Class KJ 2.25%, 05/25/2042	768,812	724,979
Series 2012-93, Class ME 2.50%, 01/25/2042	641,482	606,168
Series 2013-73, Class TD 2.50%, 09/25/2042	276,166	265,000
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	897,794
Series 2013-106, Class PY 3.00%, 10/25/2033	2,627,466	2,549,654
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,527,540	2,391,111
Series 2016-30, Class PA 3.00%, 04/25/2045	393,578	380,986
Series 2016-25, Class LA 3.00%, 07/25/2045	292,970	281,832
Series 2016-33, Class JA 3.00%, 07/25/2045	291,152	281,501
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,842,691
Series 2016-38, Class NA 3.00%, 01/25/2046	536,859	515,945
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	787,955
Series 2010-117, Class DY 4.50%, 10/25/2025	600,812	603,967
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	252,804
Series 2007-116, Class PB 5.50%, 08/25/2035	28,951	30,475
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	841,438

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-M13, Class A2 2.80%, 06/25/2025(1)	$ 370,097	$ 359,381
Series 2016-M1, Class A2 2.94%, 01/25/2026(1)	1,058,436	1,029,016
Series 2014-M13, Class A2 3.02%, 08/25/2024(1)	781,389	769,493
Series 2018-M4, Class A2 3.16%, 03/25/2028(1)	1,266,508	1,226,780
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	428,568
Series 2004-18, Class Z 4.50%, 03/16/2034	121,539	122,405
Series 2008-6, Class GL 4.50%, 02/20/2038	449,349	449,584
Series 2005-21, Class Z 5.00%, 03/20/2035	222,010	228,910
		34,473,125
Total Collateralized Mortgage Obligations (cost $46,148,913)		42,870,934
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.7%
U.S. Government — 45.4%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,384,734
2.00%, 11/15/2041 to 02/15/2050	8,800,000	6,805,460
2.38%, 02/15/2042	1,500,000	1,248,750
2.88%, 08/15/2045 to 05/15/2052	3,500,000	3,201,719
3.00%, 02/15/2048	750,000	690,293
3.13%, 02/15/2043	1,000,000	933,164
3.25%, 05/15/2042	500,000	480,078
3.75%, 08/15/2041 to 11/15/2043	5,000,000	5,171,407
3.88%, 08/15/2040	1,500,000	1,592,988
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2024	2,040,000	1,911,990
United States Treasury Notes
0.38%, 07/15/2024	2,000,000	1,889,922
0.50%, 03/31/2025	8,000,000	7,419,375
0.63%, 03/31/2027 to 08/15/2030	10,000,000	8,793,828
0.75%, 04/30/2026	4,000,000	3,632,344
1.25%, 06/30/2028	1,500,000	1,335,762
1.63%, 05/15/2031	5,000,000	4,429,297
1.75%, 05/15/2023	3,000,000	2,966,602
1.88%, 02/15/2032	1,500,000	1,344,844
2.00%, 06/30/2024	3,000,000	2,923,594
2.50%, 08/15/2023 to 04/30/2024	13,000,000	12,818,281
2.75%, 02/15/2024 to 05/15/2025	12,500,000	12,288,574
2.88%, 08/15/2028 to 05/15/2032	10,000,000	9,764,453
3.25%, 06/30/2027 to 06/30/2029	10,000,000	9,976,562
		103,004,021
U.S. Government Agency — 22.3%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	466,389
3.35%, 10/21/2025	1,000,000	996,450
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,599,905	1,382,843
2.50%, 05/01/2050	554,216	497,475
3.50%, 06/01/2033	508,418	500,072
3.70%, 05/01/2037	3,000,000	2,870,950
4.00%, 05/01/2052 to 08/01/2052	4,984,218	4,897,380
4.50%, 09/01/2039 to 06/01/2041	1,094,088	1,116,165
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 10/01/2034	$ 18,393	$ 18,617
5.50%, 12/01/2036	3,013	3,090
6.00%, 11/01/2033	39,337	42,440
6.50%, 02/01/2032	10,993	11,644
8.00%, 08/01/2030 to 06/01/2031	621	628
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	547,301
2.04%, 06/01/2037	248,467	198,368
2.14%, 10/01/2029	1,000,000	902,015
2.50%, 07/01/2050 to 01/01/2052	3,479,751	3,132,801
2.53%, 04/01/2034	2,500,000	2,170,334
2.55%, 09/01/2034	700,000	616,997
2.81%, 04/01/2025	800,000	777,770
2.94%, 01/01/2026	1,501,808	1,458,462
3.00%, 03/01/2043 to 03/01/2052	4,819,723	4,539,212
3.30%, 02/01/2030	2,830,103	2,700,583
3.43%, 05/01/2032	4,000,000	3,885,231
3.55%, 06/01/2032	2,000,000	1,962,562
3.64%, 07/01/2028	1,453,940	1,443,085
3.69%, 05/01/2030	1,429,943	1,424,797
4.00%, 09/01/2040 to 03/01/2043	2,514,263	2,508,202
5.00%, 12/01/2036	3,752	3,794
5.50%, 12/01/2033 to 10/01/2034	13,808	14,172
6.50%, 07/01/2032	2,418	2,588
7.00%, 09/01/2031	4,501	4,579
Federal National Mtg. Assoc. VRS
2.65%, 12/01/2026(1)	1,676,354	1,607,091
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,121,478	1,079,505
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,528,705	1,373,296
3.50%, 09/15/2048 to 09/20/2051	4,706,592	4,559,277
4.50%, 03/15/2038 to 08/15/2040	400,917	411,192
5.00%, 09/15/2035 to 05/15/2036	30,690	31,954
6.00%, 01/15/2032	3,674	3,833
7.50%, 01/15/2031	3,248	3,388
Tennessee Valley Authority
0.75%, 05/15/2025	500,000	463,435
		50,629,967
Total U.S. Government & Agency Obligations (cost $162,045,287)		153,633,988
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,561,309)	2,641,000	2,498,836
MUNICIPAL SECURITIES — 0.1%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	268,299
Total Long-Term Investment Securities (cost $230,530,063)		217,369,056
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (6) (cost $317,608)	317,608	317,608

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $11,206,505 and collateralized by $11,908,900 of United States Treasury Bonds, bearing interest at 3.13% due 05/15/2048 and having an approximate value of $11,430,581 (cost $11,206,365)	$11,206,365	$ 11,206,365
TOTAL INVESTMENTS (cost $242,054,036)	100.9%	228,893,029
Other assets less liabilities	(0.9)	(2,033,934)
NET ASSETS	100.0%	$226,859,095
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $8,808,465 representing 3.9% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	When-issued security
(3)	Interest Only
(4)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2022.
(5)	Principal Only
(6)	At August 31, 2022, the Fund had loaned securities with a total value of $1,158,148. This was secured by collateral of $317,608, which was received in cash and subsequently invested in short-term investments currently valued at $317,608 as reported in the Portfolio of Investments. Additional collateral of $880,304 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Notes/Bonds	0.13% to 3.87%	11/15/2022 to 11/15/2047	$880,304
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$12,185,509	$—	$12,185,509
Asset Backed Securities	—	5,911,490	—	5,911,490
Collateralized Mortgage Obligations	—	42,870,934	—	42,870,934
U.S. Government & Agency Obligations	—	153,633,988	—	153,633,988
Foreign Government Obligations	—	2,498,836	—	2,498,836
Municipal Securities	—	268,299	—	268,299
Short-Term Investments	317,608	—	—	317,608
Repurchase Agreements	—	11,206,365	—	11,206,365
Total Investments at Value	$317,608	$228,575,421	$—	$228,893,029
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Aerospace/Defense — 1.7%
L3Harris Technologies, Inc.	1,202	$ 274,285
TransDigm Group, Inc.	26,470	15,892,323
		16,166,608
Apparel — 2.9%
LVMH Moet Hennessy Louis Vuitton SE	30,536	19,750,561
NIKE, Inc., Class B	72,187	7,684,306
		27,434,867
Auto Manufacturers — 3.9%
Tesla, Inc.†	133,446	36,779,052
Auto Parts & Equipment — 0.0%
Aptiv PLC†	1,648	153,973
Banks — 0.8%
Bank of America Corp.	46,304	1,556,277
Comerica, Inc.	874	70,182
First Republic Bank	2,664	404,475
Goldman Sachs Group, Inc.	5,097	1,695,619
JPMorgan Chase & Co.	20,053	2,280,628
Morgan Stanley	10,178	867,369
Regions Financial Corp.	6,241	135,243
Signature Bank	934	162,852
SVB Financial Group†	874	355,299
Zions Bancorp NA	1,078	59,322
		7,587,266
Beverages — 0.2%
Keurig Dr Pepper, Inc.	2,628	100,179
Monster Beverage Corp.†	2,903	257,874
PepsiCo, Inc.	8,620	1,484,967
		1,843,020
Biotechnology — 0.4%
Amgen, Inc.	3,250	780,975
Bio-Rad Laboratories, Inc., Class A†	176	85,367
Illumina, Inc.†	1,143	230,475
Incyte Corp.†	1,202	84,657
Moderna, Inc.†	5,136	679,339
Regeneron Pharmaceuticals, Inc.†	1,604	932,020
Vertex Pharmaceuticals, Inc.†	2,278	641,849
		3,434,682
Building Materials — 0.1%
Fortune Brands Home & Security, Inc.	874	53,690
Johnson Controls International PLC	6,298	340,974
Martin Marietta Materials, Inc.	537	186,720
Masco Corp.	1,681	85,512
Vulcan Materials Co.	947	157,666
		824,562
Chemicals — 0.2%
Albemarle Corp.	1,182	316,729
Celanese Corp.	692	76,715
CF Industries Holdings, Inc.	1,858	192,229
Linde PLC	3,809	1,077,414
Sherwin-Williams Co.	1,883	437,044
		2,100,131
Commercial Services — 3.5%
Automatic Data Processing, Inc.	3,286	803,131
Cintas Corp.	594	241,663
Equifax, Inc.	1,816	342,770
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Gartner, Inc.†	1,195	$ 340,957
MarketAxess Holdings, Inc.	269	66,871
Moody's Corp.	1,573	447,550
PayPal Holdings, Inc.†	9,282	867,310
Quanta Services, Inc.	1,152	162,778
Robert Half International, Inc.	1,116	85,899
Rollins, Inc.	1,479	49,931
S&P Global, Inc.	83,040	29,245,027
United Rentals, Inc.†	637	186,029
Verisk Analytics, Inc.	1,195	223,656
		33,063,572
Computers — 8.5%
Accenture PLC, Class A	5,453	1,572,972
Apple, Inc.	491,495	77,272,844
EPAM Systems, Inc.†	848	361,672
Fortinet, Inc.†	9,889	481,496
HP, Inc.	7,817	224,426
NetApp, Inc.	2,345	169,145
Seagate Technology Holdings PLC	2,141	143,361
		80,225,916
Cosmetics/Personal Care — 0.1%
Estee Lauder Cos., Inc., Class A	2,030	516,391
Distribution/Wholesale — 1.8%
Copart, Inc.†	136,920	16,382,478
Fastenal Co.	4,101	206,403
LKQ Corp.	1,661	88,399
Pool Corp.	595	201,818
		16,879,098
Diversified Financial Services — 4.7%
American Express Co.	3,984	605,568
Ameriprise Financial, Inc.	995	266,670
BlackRock, Inc.	1,099	732,363
Capital One Financial Corp.	2,800	296,296
Cboe Global Markets, Inc.	914	107,825
Charles Schwab Corp.	15,222	1,080,001
Discover Financial Services	4,171	419,144
Franklin Resources, Inc.	1,870	48,751
Intercontinental Exchange, Inc.	4,724	476,415
Mastercard, Inc., Class A	5,990	1,942,976
Nasdaq, Inc.	4,005	238,418
Raymond James Financial, Inc.	1,703	177,742
Synchrony Financial	4,243	138,958
T. Rowe Price Group, Inc.	2,361	283,320
Visa, Inc., Class A	186,698	37,098,759
		43,913,206
Electric — 0.0%
NRG Energy, Inc.	3,522	145,388
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	947	208,728
Electronics — 0.2%
Agilent Technologies, Inc.	2,673	342,812
Amphenol Corp., Class A	4,697	345,370
Garmin, Ltd.	1,155	102,206
Keysight Technologies, Inc.†	2,026	332,041
Mettler-Toledo International, Inc.†	212	257,042
Trimble, Inc.†	2,079	131,497
		1,510,968

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,004	$ 574,026
SolarEdge Technologies, Inc.†	617	170,273
		744,299
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	840	104,647
Entertainment — 1.4%
Caesars Entertainment, Inc.†	2,036	87,792
Evolution AB*	157,088	12,584,707
Live Nation Entertainment, Inc.†	874	78,975
		12,751,474
Environmental Control — 0.1%
Pentair PLC	1,424	63,368
Republic Services, Inc.	1,362	194,384
Waste Management, Inc.	2,892	488,835
		746,587
Food — 0.0%
Hershey Co.	975	219,053
Healthcare-Products — 6.4%
Abbott Laboratories	13,774	1,413,901
ABIOMED, Inc.†	372	96,452
Align Technology, Inc.†	1,088	265,146
Bio-Techne Corp.	582	193,113
Danaher Corp.	79,514	21,461,624
Edwards Lifesciences Corp.†	5,814	523,841
Hologic, Inc.†	2,739	185,047
IDEXX Laboratories, Inc.†	860	298,953
Intuitive Surgical, Inc.†	74,425	15,312,200
PerkinElmer, Inc.	1,872	252,832
ResMed, Inc.	1,259	276,879
STERIS PLC	624	125,661
Stryker Corp.	2,048	420,250
Thermo Fisher Scientific, Inc.	34,152	18,623,769
Waters Corp.†	662	197,673
West Pharmaceutical Services, Inc.	1,099	326,062
		59,973,403
Healthcare-Services — 4.3%
Catalent, Inc.†	1,596	140,448
Charles River Laboratories International, Inc.†	754	154,759
HCA Healthcare, Inc.	1,958	387,429
IQVIA Holdings, Inc.†	2,050	435,953
Laboratory Corp. of America Holdings	729	164,222
Lonza Group AG	36,778	19,552,676
Molina Healthcare, Inc.†	427	144,057
Quest Diagnostics, Inc.	801	100,373
UnitedHealth Group, Inc.	38,116	19,794,782
		40,874,699
Home Builders — 0.0%
D.R. Horton, Inc.	2,520	179,298
NVR, Inc.†	22	91,081
		270,379
Household Products/Wares — 0.0%
Avery Dennison Corp.	619	113,661
Housewares — 0.0%
Newell Brands, Inc.	2,895	51,676
Security Description	Shares or Principal Amount	Value

Insurance — 0.2%
Aon PLC, Class A	1,892	$ 528,360
Arthur J. Gallagher & Co.	1,371	248,933
Brown & Brown, Inc.	2,399	151,233
Cincinnati Financial Corp.	1,040	100,838
Marsh & McLennan Cos., Inc.	4,544	733,265
		1,762,629
Internet — 16.4%
Alphabet, Inc., Class A†	408,847	44,245,422
Alphabet, Inc., Class C†	81,862	8,935,237
Amazon.com, Inc.†	628,656	79,694,721
CDW Corp.	1,184	202,109
eBay, Inc.	6,398	282,344
Etsy, Inc.†	1,887	199,286
F5, Inc.†	476	74,761
Match Group, Inc.†	242,484	13,707,620
Meta Platforms, Inc., Class A†	34,043	5,546,626
Netflix, Inc.†	6,594	1,474,155
Twitter, Inc.†	5,435	210,606
VeriSign, Inc.†	664	120,994
		154,693,881
Iron/Steel — 0.0%
Nucor Corp.	2,133	283,561
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,694	215,748
Machinery-Diversified — 1.7%
Chart Industries, Inc.#†	75,226	14,583,312
Deere & Co.	1,906	696,167
Dover Corp.	984	122,961
IDEX Corp.	463	93,160
Nordson Corp.	479	108,814
Otis Worldwide Corp.	2,510	181,272
Rockwell Automation, Inc.	897	212,535
Xylem, Inc.	1,096	99,846
		16,098,067
Media — 0.0%
FactSet Research Systems, Inc.	326	141,269
Mining — 0.0%
Freeport-McMoRan, Inc.	9,465	280,164
Miscellaneous Manufacturing — 0.0%
A.O. Smith Corp.	965	54,474
Illinois Tool Works, Inc.	1,725	336,082
		390,556
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	569	171,633
Oil & Gas — 1.7%
APA Corp.	2,761	107,983
Devon Energy Corp.	9,110	643,348
Diamondback Energy, Inc.	2,537	338,131
EOG Resources, Inc.	3,999	485,079
EQT Corp.	121,766	5,820,415
Hess Corp.	2,919	352,557
Occidental Petroleum Corp.	5,418	384,678
Pioneer Natural Resources Co.	29,051	7,356,294
		15,488,485
Packaging & Containers — 0.0%
Sealed Air Corp.	1,192	64,142

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 3.0%
AbbVie, Inc.	14,164	$ 1,904,491
AstraZeneca PLC ADR	102,937	6,421,210
DexCom, Inc.†	5,826	478,956
Eli Lilly & Co.	11,706	3,526,198
Pfizer, Inc.	44,972	2,034,084
Zoetis, Inc.	86,146	13,484,433
		27,849,372
Pipelines — 0.0%
ONEOK, Inc.	2,850	174,506
Real Estate — 0.0%
CBRE Group, Inc., Class A†	2,426	191,557
REITS — 1.6%
American Tower Corp.	3,518	893,748
AvalonBay Communities, Inc.	872	175,194
Camden Property Trust	1,581	203,174
Crown Castle, Inc.	2,892	494,040
Duke Realty Corp.	3,710	218,333
Equinix, Inc.	622	408,884
Essex Property Trust, Inc.	427	113,181
Extra Space Storage, Inc.	1,993	396,069
Federal Realty OP LP	446	45,166
Iron Mountain, Inc.	2,631	138,417
Mid-America Apartment Communities, Inc.	1,062	175,942
Prologis, Inc.	83,162	10,354,501
Public Storage	1,338	442,651
SBA Communications Corp.	896	291,424
Simon Property Group, Inc.	2,924	298,189
UDR, Inc.	2,444	109,662
Weyerhaeuser Co.	4,641	158,537
		14,917,112
Retail — 2.4%
Advance Auto Parts, Inc.	435	73,358
AutoZone, Inc.†	294	623,048
Bath & Body Works, Inc.	2,301	85,896
CarMax, Inc.†	1,263	111,700
Chipotle Mexican Grill, Inc.†	6,761	10,795,965
Costco Wholesale Corp.	3,355	1,751,645
Domino's Pizza, Inc.	358	133,126
Home Depot, Inc.	11,656	3,361,824
Lowe's Cos., Inc.	9,813	1,905,096
McDonald's Corp.	4,940	1,246,263
O'Reilly Automotive, Inc.†	975	679,692
Starbucks Corp.	8,682	729,896
Target Corp.	3,775	605,283
Tractor Supply Co.	1,661	307,534
Ulta Beauty, Inc.†	434	182,224
Yum! Brands, Inc.	1,989	221,256
		22,813,806
Semiconductors — 7.5%
Advanced Micro Devices, Inc.†	24,053	2,041,378
Applied Materials, Inc.	13,112	1,233,446
ASML Holding NV	43,294	21,211,462
Broadcom, Inc.	3,454	1,723,926
KLA Corp.	2,215	762,248
Lam Research Corp.	2,059	901,657
Marvell Technology, Inc.	386,056	18,075,142
Microchip Technology, Inc.	3,961	258,455
Monolithic Power Systems, Inc.	651	295,020
NVIDIA Corp.	128,226	19,354,432
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP Semiconductors NV	2,455	$ 404,044
ON Semiconductor Corp.†	4,902	337,111
Qorvo, Inc.†	788	70,747
QUALCOMM, Inc.	16,624	2,198,856
Skyworks Solutions, Inc.	1,123	110,672
Teradyne, Inc.	2,378	201,274
Texas Instruments, Inc.	6,706	1,107,898
		70,287,768
Software — 20.5%
Adobe, Inc.†	7,013	2,618,935
Akamai Technologies, Inc.†	1,000	90,280
ANSYS, Inc.†	801	198,888
Autodesk, Inc.†	2,066	416,795
Broadridge Financial Solutions, Inc.	765	130,945
Cadence Design Systems, Inc.†	110,495	19,200,716
Ceridian HCM Holding, Inc.†	836	49,859
Intuit, Inc.	85,128	36,756,568
Microsoft Corp.	370,100	96,770,047
MongoDB, Inc.†	32,340	10,441,292
MSCI, Inc.	1,204	540,885
Oracle Corp.	23,366	1,732,589
Paychex, Inc.	2,528	311,804
Paycom Software, Inc.†	536	188,243
PTC, Inc.†	782	89,844
Salesforce, Inc.†	8,996	1,404,456
ServiceNow, Inc.†	49,092	21,336,365
Synopsys, Inc.†	1,523	526,988
Take-Two Interactive Software, Inc.†	1,455	178,325
Tyler Technologies, Inc.†	382	141,917
		193,125,741
Telecommunications — 0.2%
Arista Networks, Inc.†	3,341	400,519
Cisco Systems, Inc.	27,747	1,240,846
Motorola Solutions, Inc.	1,465	356,596
		1,997,961
Transportation — 0.3%
Expeditors International of Washington, Inc.	2,490	256,196
JB Hunt Transport Services, Inc.	734	127,731
Old Dominion Freight Line, Inc.	1,363	369,932
Union Pacific Corp.	3,822	858,077
United Parcel Service, Inc., Class B	4,688	911,863
		2,523,799
Total Common Stocks (cost $834,351,626)		912,109,063
CONVERTIBLE PREFERRED STOCKS — 0.9%
Internet — 0.9%
ByteDance, Ltd., Series E-1(1)(2) (cost $5,436,961)	49,619	7,956,393
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
SPDR Portfolio S&P 500 Growth ETF (cost $5,124,600)	90,000	5,021,100
Total Long-Term Investment Securities (cost $844,913,187)		925,086,556

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class 2.10%(3)	16,970,552	$ 16,970,552
U.S. Government — 0.0%
United States Treasury Bills
0.14%, 11/03/2022(4)	$ 100,000	99,541
Total Short-Term Investments (cost $17,070,527)		17,070,093
TOTAL INVESTMENTS (cost $861,983,714)	100.0%	942,156,649
Other assets less liabilities	(0.0)	(212,130)
NET ASSETS	100.0%	$941,944,519
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $12,584,707 representing 1.3% of net assets.
#	The security or a portion thereof is out on loan.
At August 31, 2022, the Fund had loaned securities with a total value of $1,034,049. This was secured by collateral of $1,044,769 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities.
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	10/20/2022	$17,306
United States Treasury Notes/Bonds	0.13% to 6.25%	10/15/2022 to 02/15/2052	1,027,463
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	49,619	$5,436,961	$7,956,393	$160.35	0.84%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Long	S&P 500 E-Mini Index	September 2022	$374,023	$395,650	$21,627
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$7,684,306	$19,750,561	$—	$27,434,867
Entertainment	166,767	12,584,707	—	12,751,474
Healthcare-Services	21,322,023	19,552,676	—	40,874,699
Other Industries	831,048,023	—	—	831,048,023
Convertible Preferred Stocks	—	—	7,956,393	7,956,393
Unaffiliated Investment Companies	5,021,100	—	—	5,021,100
Short-Term Investments:
U.S. Government	—	99,541	—	99,541
Other Short-Term Investments	16,970,552	—	—	16,970,552
Total Investments at Value	$882,212,771	$51,987,485	$7,956,393	$942,156,649
Other Financial Instruments:†
Futures Contracts	$21,627	$—	$—	$21,627
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.1%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 02/15/2028		$2,975,000	$ 2,668,188
Aerospace/Defense — 1.7%
TransDigm, Inc.
5.50%, 11/15/2027		2,330,000	2,096,767
6.25%, 03/15/2026*		4,210,000	4,136,325
8.00%, 12/15/2025*		845,000	865,449
			7,098,541
Agriculture — 0.6%
Darling Ingredients, Inc.
6.00%, 06/15/2030*		2,620,000	2,623,301
Auto Manufacturers — 3.1%
Ford Motor Co.
3.25%, 02/12/2032		1,065,000	833,810
4.35%, 12/08/2026#		555,000	532,303
4.75%, 01/15/2043		625,000	467,531
Ford Motor Credit Co. LLC
3.37%, 11/17/2023		1,895,000	1,846,526
3.66%, 09/08/2024		420,000	402,314
4.13%, 08/04/2025		975,000	921,083
4.54%, 08/01/2026		2,665,000	2,485,474
4.95%, 05/28/2027		720,000	675,954
5.13%, 06/16/2025		3,265,000	3,185,007
5.58%, 03/18/2024		1,901,000	1,890,852
			13,240,854
Auto Parts & Equipment — 1.0%
Adient Global Holdings, Ltd.
3.50%, 08/15/2024	EUR	1,860,000	1,738,363
4.88%, 08/15/2026*		2,580,000	2,387,635
			4,125,998
Banks — 2.3%
Barclays PLC
8.00%, 03/15/2029(1)		3,400,000	3,289,500
Credit Suisse Group AG
6.25%, 12/18/2024(1)		3,610,000	3,239,975
Societe Generale SA
4.75%, 05/26/2026*(1)		1,440,000	1,191,606
UBS Group AG
4.88%, 02/12/2027(1)		2,700,000	2,327,377
			10,048,458
Biotechnology — 0.2%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*		935,000	779,463
Building Materials — 0.8%
Builders FirstSource, Inc.
5.00%, 03/01/2030*		2,735,000	2,423,894
Standard Industries, Inc.
4.38%, 07/15/2030*		1,350,000	1,080,904
			3,504,798
Chemicals — 0.1%
Avient Corp.
7.13%, 08/01/2030*		445,000	439,717
Commercial Services — 4.1%
APX Group, Inc.
6.75%, 02/15/2027*		540,000	528,840
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Block, Inc.
2.75%, 06/01/2026	$1,300,000	$ 1,153,750
3.50%, 06/01/2031#	1,135,000	933,799
Herc Holdings, Inc.
5.50%, 07/15/2027*	2,755,000	2,603,144
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/2029*	2,328,000	2,330,794
5.63%, 10/01/2028*	1,675,000	1,678,819
Signal Parent, Inc.
6.13%, 04/01/2029*	1,332,000	721,852
United Rentals North America, Inc.
3.75%, 01/15/2032	305,000	253,499
3.88%, 02/15/2031	1,010,000	873,296
4.88%, 01/15/2028	4,460,000	4,169,643
Williams Scotsman International, Inc.
4.63%, 08/15/2028*	2,559,000	2,300,029
		17,547,465
Computers — 1.1%
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	1,255,000	1,047,800
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	3,022,956
8.25%, 02/01/2028*	840,000	758,352
		4,829,108
Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	2,350,000	2,125,693
Diversified Financial Services — 6.3%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,470,000	1,386,842
6.63%, 03/15/2026	1,565,000	1,533,700
Enact Holdings, Inc.
6.50%, 08/15/2025*	3,340,000	3,189,700
goeasy, Ltd.
4.38%, 05/01/2026*	540,000	484,510
5.38%, 12/01/2024*	2,300,000	2,175,570
Home Point Capital, Inc.
5.00%, 02/01/2026*	753,000	534,630
LD Holdings Group LLC
6.13%, 04/01/2028*	1,390,000	738,251
6.50%, 11/01/2025*	2,570,000	1,475,161
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	1,580,000	1,246,173
OneMain Finance Corp.
4.00%, 09/15/2030#	1,260,000	938,823
5.38%, 11/15/2029	4,135,000	3,424,648
6.88%, 03/15/2025	980,000	952,780
7.13%, 03/15/2026	475,000	446,840
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	1,360,000	1,063,520
5.38%, 10/15/2025*	2,825,000	2,537,707
SLM Corp.
3.13%, 11/02/2026	3,011,000	2,528,391
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	2,965,000	2,306,533
		26,963,779
Electric — 1.2%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	2,022,170
4.75%, 03/15/2028*	1,865,000	1,746,106

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Corp.
2.25%, 09/01/2030	$ 235,000	$ 192,509
2.65%, 03/01/2030	75,000	63,982
4.40%, 07/15/2027	410,000	388,475
7.38%, 11/15/2031	515,000	604,396
		5,017,638
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*	1,320,000	1,227,967
Electronics — 1.9%
Coherent Corp.
5.00%, 12/15/2029*	3,142,000	2,797,542
Imola Merger Corp.
4.75%, 05/15/2029*	3,285,000	2,788,848
Sensata Technologies BV
5.00%, 10/01/2025*	1,435,000	1,405,776
5.63%, 11/01/2024*	1,075,000	1,080,195
		8,072,361
Entertainment — 2.8%
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,940,000	1,894,235
8.13%, 07/01/2027*#	2,185,000	2,149,876
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	640,000	627,213
Cinemark USA, Inc.
5.25%, 07/15/2028*#	1,800,000	1,454,789
5.88%, 03/15/2026*#	1,105,000	980,356
Magallanes, Inc.
3.76%, 03/15/2027*	2,425,000	2,268,483
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*	3,058,000	2,688,550
		12,063,502
Food — 2.5%
B&G Foods, Inc.
5.25%, 09/15/2027	2,890,000	2,408,367
Performance Food Group, Inc.
4.25%, 08/01/2029*	1,525,000	1,309,594
5.50%, 10/15/2027*	3,715,000	3,491,529
Post Holdings, Inc.
5.63%, 01/15/2028*	2,974,000	2,825,300
5.75%, 03/01/2027*	509,000	497,494
		10,532,284
Gas — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	751,000	712,586
5.63%, 05/20/2024	5,000	4,926
5.88%, 08/20/2026	1,979,000	1,883,691
		2,601,203
Healthcare-Products — 2.2%
Avantor Funding, Inc.
4.63%, 07/15/2028*	3,380,000	3,075,395
Medline Borrower LP
3.88%, 04/01/2029*	5,880,000	4,983,300
5.25%, 10/01/2029*#	1,789,000	1,503,511
		9,562,206
Security Description		Shares or Principal Amount	Value

Healthcare-Services — 3.7%
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029*		$ 575,000	$ 476,845
3.50%, 04/01/2030*		615,000	506,517
5.00%, 07/15/2027*		545,000	514,115
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*		4,335,000	3,200,964
5.25%, 05/15/2030*		1,120,000	848,434
5.63%, 03/15/2027*		635,000	538,477
HCA, Inc.
5.38%, 02/01/2025		2,265,000	2,286,517
7.50%, 11/15/2095		892,000	990,120
IQVIA, Inc.
5.00%, 05/15/2027*		1,550,000	1,497,904
Tenet Healthcare Corp.
6.13%, 06/15/2030*		5,275,000	5,084,309
			15,944,202
Home Builders — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*		2,535,000	1,994,465
6.63%, 01/15/2028*		2,000,000	1,795,460
Century Communities, Inc.
3.88%, 08/15/2029*		2,915,000	2,353,863
M/I Homes, Inc.
3.95%, 02/15/2030		1,910,000	1,535,841
4.95%, 02/01/2028		720,000	635,496
STL Holding Co. LLC
7.50%, 02/15/2026*		1,840,000	1,619,200
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*		430,000	368,979
5.75%, 01/15/2028*		2,055,000	1,882,202
			12,185,506
Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/2025*		2,480,000	2,336,929
AssuredPartners, Inc.
5.63%, 01/15/2029*		1,015,000	843,679
MGIC Investment Corp.
5.25%, 08/15/2028		2,310,000	2,154,075
NMI Holdings, Inc.
7.38%, 06/01/2025*		975,000	984,984
			6,319,667
Internet — 1.9%
Endurance International Group Holdings, Inc.
6.00%, 02/15/2029*		3,250,000	2,386,352
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*		4,295,000	3,634,365
Uber Technologies, Inc.
4.50%, 08/15/2029*		971,000	837,487
8.00%, 11/01/2026*		1,100,000	1,111,288
			7,969,492
Leisure Time — 3.1%
Carnival Corp.
5.75%, 03/01/2027*		859,000	669,496
6.00%, 05/01/2029*		3,540,000	2,673,942
7.63%, 03/01/2026*#		480,000	408,000
7.63%, 03/01/2026*	EUR	360,000	307,225
10.50%, 06/01/2030*		1,275,000	1,166,625
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*		2,045,000	1,546,518

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time (continued)
NCL Corp., Ltd.
5.88%, 02/15/2027*	$1,865,000	$ 1,690,296
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	840,000	651,480
5.50%, 08/31/2026*	4,325,000	3,514,062
11.63%, 08/15/2027*	880,000	864,741
		13,492,385
Lodging — 1.4%
Boyd Gaming Corp.
4.75%, 06/15/2031*	1,575,000	1,370,250
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*	1,310,000	1,226,487
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*#	1,290,000	1,163,490
5.50%, 03/01/2025*	2,110,000	2,020,705
		5,780,932
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*	1,195,000	1,090,306
Media — 5.4%
Belo Corp.
7.25%, 09/15/2027	825,000	816,750
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*	6,670,000	5,279,963
4.50%, 08/15/2030*	1,605,000	1,349,765
4.50%, 05/01/2032	1,240,000	1,004,685
CSC Holdings LLC
5.25%, 06/01/2024	1,200,000	1,170,000
5.50%, 04/15/2027*	825,000	781,918
DISH DBS Corp.
5.88%, 11/15/2024	785,000	710,425
Scripps Escrow, Inc.
5.88%, 07/15/2027*	3,385,000	3,088,812
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	3,925,000	3,495,154
4.13%, 07/01/2030*	1,125,000	953,179
UPC Broadband Finco BV
4.88%, 07/15/2031*	2,800,000	2,421,916
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	2,510,000	2,090,077
		23,162,644
Metal Fabricate/Hardware — 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	1,923,000	1,826,850
6.38%, 06/15/2030*	1,147,000	1,111,871
		2,938,721
Mining — 2.0%
Constellium SE
3.75%, 04/15/2029*#	415,000	343,454
5.63%, 06/15/2028*	250,000	226,830
5.88%, 02/15/2026*	1,899,000	1,826,415
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	710,000	648,617
5.88%, 04/15/2030*	4,010,000	3,699,225
Security Description		Shares or Principal Amount	Value

Mining (continued)
Novelis Corp.
3.88%, 08/15/2031*		$1,070,000	$ 863,661
4.75%, 01/30/2030*		1,230,000	1,070,100
			8,678,302
Office/Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/2025*		1,490,000	1,380,879
Oil & Gas — 4.8%
Apache Corp.
4.38%, 10/15/2028		2,775,000	2,535,541
5.10%, 09/01/2040		1,777,000	1,510,450
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*		3,550,000	3,459,049
Occidental Petroleum Corp.
3.20%, 08/15/2026		1,720,000	1,625,400
5.50%, 12/01/2025		1,380,000	1,417,088
5.55%, 03/15/2026		1,015,000	1,039,599
6.13%, 01/01/2031		545,000	566,294
6.38%, 09/01/2028		288,000	300,806
Range Resources Corp.
4.75%, 02/15/2030*#		895,000	829,226
4.88%, 05/15/2025		2,230,000	2,163,100
SM Energy Co.
6.50%, 07/15/2028#		215,000	207,045
6.75%, 09/15/2026		2,735,000	2,689,708
Southwestern Energy Co.
4.75%, 02/01/2032		2,560,000	2,281,887
			20,625,193
Oil & Gas Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*		189,000	171,990
Weatherford International, Ltd.
8.63%, 04/30/2030*		1,125,000	1,016,717
			1,188,707
Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		1,325,000	1,143,038
5.25%, 04/30/2025*		1,115,000	1,055,610
Berry Global Escrow Corp.
5.63%, 07/15/2027*		1,835,000	1,791,877
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		385,000	369,546
Graphic Packaging International LLC
3.75%, 02/01/2030*		1,190,000	1,022,781
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*#		1,525,000	1,387,750
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/2025*		1,240,000	1,153,370
Silgan Holdings, Inc.
2.25%, 06/01/2028	EUR	2,300,000	1,957,744
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,445,000	1,387,200
			11,268,916
Pharmaceuticals — 0.9%
Owens & Minor, Inc.
6.63%, 04/01/2030*		1,880,000	1,729,694

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Prestige Brands, Inc.
5.13%, 01/15/2028*	$2,400,000	$ 2,213,760
		3,943,454
Pipelines — 6.9%
Buckeye Partners LP
3.95%, 12/01/2026	1,926,000	1,710,216
4.13%, 03/01/2025*	945,000	883,602
4.13%, 12/01/2027	765,000	676,266
4.50%, 03/01/2028*	960,000	849,946
Cheniere Energy Partners LP
4.00%, 03/01/2031	790,000	692,238
4.50%, 10/01/2029	1,379,000	1,265,233
DCP Midstream Operating LP
5.38%, 07/15/2025	4,205,000	4,198,251
DT Midstream, Inc.
4.13%, 06/15/2029*	3,313,000	2,908,748
EnLink Midstream LLC
5.38%, 06/01/2029	775,000	724,625
5.63%, 01/15/2028*	2,445,000	2,350,256
6.50%, 09/01/2030*	190,000	189,050
EnLink Midstream Partners LP
5.05%, 04/01/2045	852,000	613,816
EQM Midstream Partners LP
4.50%, 01/15/2029*	1,415,000	1,218,577
4.75%, 01/15/2031*	2,535,000	2,192,420
6.00%, 07/01/2025*	1,225,000	1,182,725
6.50%, 07/01/2027*	685,000	661,202
6.50%, 07/15/2048	1,035,000	878,166
7.50%, 06/01/2027 to 06/01/2030*	290,000	286,386
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,265,000	2,330,119
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,700,000	1,483,250
4.13%, 08/15/2031*	1,335,000	1,159,198
Western Midstream Operating LP
4.30%, 02/01/2030	1,380,000	1,240,330
		29,694,620
REITS — 1.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	3,095,000	2,698,286
5.25%, 10/01/2025*	970,000	943,577
Service Properties Trust
7.50%, 09/15/2025	3,125,000	2,996,156
		6,638,019
Retail — 7.5%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*	2,295,000	1,973,012
3.88%, 01/15/2028*	1,465,000	1,302,451
4.00%, 10/15/2030*	1,535,000	1,255,246
Bath & Body Works, Inc.
5.25%, 02/01/2028	1,785,000	1,599,610
FirstCash, Inc.
4.63%, 09/01/2028*	1,960,000	1,697,093
Gap, Inc.
3.63%, 10/01/2029*	1,760,000	1,223,200
3.88%, 10/01/2031*#	1,760,000	1,220,586
LBM Acquisition LLC
6.25%, 01/15/2029*	5,652,000	4,223,518
Security Description		Shares or Principal Amount	Value

Retail (continued)
Michaels Cos., Inc.
5.25%, 05/01/2028*		$3,935,000	$ 3,026,881
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*		5,215,000	4,647,180
7.75%, 02/15/2029*		1,400,000	1,315,993
Specialty Building Products Holdings LLC
6.38%, 09/30/2026*		3,650,000	3,288,026
SRS Distribution, Inc.
4.63%, 07/01/2028*		1,650,000	1,460,962
6.00%, 12/01/2029*		1,025,000	834,532
Staples, Inc.
7.50%, 04/15/2026*		3,685,000	3,114,046
			32,182,336
Semiconductors — 0.9%
Entegris Escrow Corp.
4.75%, 04/15/2029*		4,220,000	3,880,881
Software — 5.4%
Black Knight InfoServ LLC
3.63%, 09/01/2028*		1,955,000	1,710,625
Dun & Bradstreet Corp.
5.00%, 12/15/2029*		3,370,000	2,990,875
Fair Isaac Corp.
4.00%, 06/15/2028*		1,575,000	1,391,304
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*#		3,230,000	2,742,383
MSCI, Inc.
3.63%, 09/01/2030*		1,515,000	1,285,151
3.88%, 02/15/2031*		420,000	362,590
4.00%, 11/15/2029*		640,000	569,670
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*		2,205,000	1,839,421
Open Text Holdings, Inc.
4.13%, 02/15/2030 to 12/01/2031*		2,330,000	1,871,249
PTC, Inc.
3.63%, 02/15/2025*		2,430,000	2,282,844
4.00%, 02/15/2028*		1,275,000	1,165,911
ROBLOX Corp.
3.88%, 05/01/2030*#		3,205,000	2,673,517
SS&C Technologies, Inc.
5.50%, 09/30/2027*		2,640,000	2,495,418
			23,380,958
Telecommunications — 4.5%
Altice France SA
5.50%, 01/15/2028*		525,000	427,263
8.13%, 02/01/2027*		3,590,000	3,397,145
Embarq Corp.
8.00%, 06/01/2036		1,080,000	839,722
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,200,000	1,051,752
5.88%, 10/15/2027*		1,550,000	1,445,763
5.88%, 11/01/2029		1,632,036	1,332,150
6.75%, 05/01/2029*		2,570,000	2,216,599
Iliad Holding SAS
6.50%, 10/15/2026*		760,000	694,473
7.00%, 10/15/2028*		655,000	600,885
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	1,975,000	1,603,898
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	2,460,000	2,197,692
Sprint Corp.
7.13%, 06/15/2024		1,294,000	1,336,003

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
7.63%, 02/15/2025	$1,000,000	$ 1,046,250
Telecom Italia Capital SA
6.38%, 11/15/2033	1,375,000	1,161,875
		19,351,470
Toys/Games/Hobbies — 0.4%
Mattel, Inc.
3.38%, 04/01/2026*	920,000	835,889
5.88%, 12/15/2027*	1,035,000	1,030,591
		1,866,480
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*	1,875,000	1,615,681
Total Corporate Bonds & Notes (cost $446,187,297)		399,652,275
CONVERTIBLE BONDS & NOTES — 1.3%
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/2026	1,249,000	940,497
Auto Manufacturers — 0.1%
Ford Motor Co.
Zero Coupon, 03/15/2026	510,000	554,880
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025	500,000	494,375
Healthcare-Products — 0.5%
Insulet Corp.
0.38%, 09/01/2026	976,000	1,242,936
NuVasive, Inc.
0.38%, 03/15/2025	1,035,000	903,037
		2,145,973
Leisure Time — 0.2%
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/2025*	709,000	787,699
Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	641,000	795,161
Total Convertible Bonds & Notes (cost $6,199,204)		5,718,585
LOANS(2)(3)(4) — 3.6%
Auto Parts & Equipment — 0.4%
Clarios Global LP FRS
BTL-B 5.77%, (1 ML+ 3.25%), 04/30/2026	1,572,087	1,526,889
Computers — 0.7%
McAfee Corp. FRS
BTL-B 6.36%, (SOFR12+ 3.75%), 03/01/2029	3,090,000	2,929,320
Entertainment — 0.3%
Crown Finance US, Inc. FRS
BTL 4.00%, (3 ML+ 2.50%), 02/28/2025	1,576,794	1,010,627
BTL-B1 10.08%, (6 ML+ 8.25%), 02/28/2025	221,849	233,866
		1,244,493
Security Description	Shares or Principal Amount	Value

Insurance — 0.6%
HUB International, Ltd. FRS
BTL-B1 5.55%, (3 ML+ 3.00%), 04/25/2025	$ 6,348	$ 6,210
5.77%, (3 ML+ 3.00%), 04/25/2025	2,431,107	2,378,231
BTL-B 5.78%, (3 ML+ 3.25%), 04/25/2025	1,096	1,077
5.98%, (3 ML+ 3.25%), 04/25/2025	430,617	423,440
		2,808,958
Oil & Gas — 0.2%
Southwestern Energy Co. FRS
BTL 4.70%, (SOFR6+ 2.50%), 06/22/2027	706,450	699,386
Packaging & Containers — 0.4%
Clydesdale Acquisition Holdings, Inc. FRS
TBD, 04/13/2029	100,000	96,437
BTL-B 6.73%, (SOFR12+ 4.18%), 04/13/2029	1,850,000	1,784,094
		1,880,531
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 6.31%, (SOFR12+ 3.75%), 03/29/2029	518,700	513,513
Retail — 0.2%
SRS Distribution, Inc. FRS
BTL 6.18%, (SOFR4+ 3.50%), 06/02/2028	731,325	697,501
Software — 0.7%
Ascend Learning LLC FRS
BTL 6.02%, (1 ML+ 3.50%), 12/11/2028	1,937,750	1,844,899
Dun & Bradstreet Corp. FRS
BTL 5.74%, (1 ML+ 3.25%), 02/06/2026	1,435,957	1,392,878
		3,237,777
Total Loans (cost $16,297,399)		15,538,368
COMMON STOCKS — 0.4%
Coal — 0.0%
Foresight Energy LLC†(5)	3,805	39,952
Telecommunications — 0.4%
Frontier Communications Parent, Inc.†	59,553	1,534,085
Total Common Stocks (cost $1,607,521)		1,574,037
Total Long-Term Investment Securities (cost $470,291,421)		422,483,265
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (6)(7) (cost $8,497,895)	8,497,895	8,497,895

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $1,380,365 and collateralized by $1,466,900 of United States Treasury Bonds, bearing interest at 3.13% due 05/15/2048 and having an approximate value of $1,407,982 (cost $1,380,348)	$1,380,348	$ 1,380,348
TOTAL INVESTMENTS (cost $480,169,664)	100.7%	432,361,508
Other assets less liabilities	(0.7)	(2,979,542)
NET ASSETS	100.0%	$429,381,966
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $294,131,252 representing 68.5% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Foresight Energy LLC	08/05/2020	3,805	$2,584	$39,952	$10.50	0.01%
(6)	The rate shown is the 7-day yield as of August 31, 2022.
(7)	At August 31, 2022, the Fund had loaned securities with a total value of $8,631,849. This was secured by collateral of $8,497,895, which was received in cash and subsequently invested in short-term investments currently valued at $8,497,895 as reported in the Portfolio of Investments. Additional collateral of $367,325 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Notes/Bonds	0.13% to 4.50%	11/15/2022 to 02/15/2049	$367,325
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
BTL—Bank Term Loan
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
EUR—Euro Currency
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	8,327,000	USD	8,310,096	09/30/2022	$—	$(73,501)
EUR—Euro Currency
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$399,652,275	$—	$399,652,275
Convertible Bonds & Notes	—	5,718,585	—	5,718,585
Loans	—	15,538,368	—	15,538,368
Common Stocks:
Coal	—	39,952	—	39,952
Other Industries	1,534,085	—	—	1,534,085
Short-Term Investments	8,497,895	—	—	8,497,895
Repurchase Agreements	—	1,380,348	—	1,380,348
Total Investments at Value	$10,031,980	$422,329,528	$—	$432,361,508
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$73,501	$—	$73,501
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.2%
Banks — 1.0%
Barclays PLC
5.75%, 08/09/2033	$ 2,210,000	$ 2,170,896
Credit Suisse Group AG
6.44%, 08/11/2028*	2,215,000	2,174,730
Lloyds Banking Group PLC
4.98%, 08/11/2033	2,275,000	2,171,180
UBS Group AG
4.99%, 08/05/2033*	2,255,000	2,178,786
		8,695,592
Energy-Alternate Sources — 0.0%
FS Luxembourg Sarl
10.00%, 12/15/2025*	400,000	412,503
Food — 0.2%
NBM US Holdings, Inc.
7.00%, 05/14/2026	1,595,000	1,593,135
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/2029	1,386,000	1,202,646
Oil & Gas — 0.4%
Hess Corp.
7.88%, 10/01/2029	1,325,000	1,514,410
Petroleos Mexicanos
5.95%, 01/28/2031	880,000	664,400
6.84%, 01/23/2030	1,500,000	1,223,250
		3,402,060
Pipelines — 0.2%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	580,000	534,375
Energy Transfer LP
5.80%, 06/15/2038	1,159,000	1,088,118
		1,622,493
Semiconductors — 0.2%
Broadcom, Inc.
2.45%, 02/15/2031*	1,800,000	1,447,529
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*	1,398,000	1,254,257
Total Corporate Bonds & Notes (cost $20,965,023)		19,630,215
LOANS(1)(2)(3) — 2.5%
Advertising — 0.0%
ABG Intermediate Holdngs 2 LLC FRS
BTL-B1 6.06%, (SOFR12+ 3.60%), 12/21/2028	160,000	156,000
Aerospace/Defense — 0.1%
TransDigm, Inc. FRS
BTL-E 4.77%, (1 ML+ 2.25%), 05/30/2025	495,592	483,388
Airlines — 0.0%
United Airlines, Inc. FRS
BTL-B 6.53%, (1 ML+ 3.75%), 04/21/2028	98,750	95,602
Security Description	Shares or Principal Amount	Value

Alternative Waste Technology — 0.1%
Covanta Holding Corp. FRS
BTL-B 5.02%, (1 ML+ 2.50%), 11/30/2028	$ 371,844	$ 363,571
BTL-C 5.02%, (1 ML+ 2.50%), 11/30/2028	27,923	27,302
		390,873
Auto Parts & Equipment — 0.0%
Adient US LLC FRS
BTL-B 5.77%, (1 ML+ 3.25%), 04/10/2028	99,000	96,773
First Brands Group LLC FRS
BTL 8.37%, (SOFR4+ 5.00%), 03/30/2027	113,799	109,709
		206,482
Building Materials — 0.1%
Ingersoll-Rand Services Co. FRS
BTL-B 4.31%, (SOFR12+ 1.75%), 03/01/2027	420,603	413,330
Quikrete Holdings, Inc. FRS
BTL 5.15%, (1 ML+ 2.63%), 02/01/2027	245,592	235,768
Standard Industries, Inc. FRS
BTL-B 3.79%, (6 ML+ 2.50%), 09/22/2028	279,406	275,565
Zurn LLC FRS
BTL-B 4.77%, (1 ML+ 2.25%), 10/04/2028	109,450	108,971
		1,033,634
Chemicals — 0.1%
Diamond (BC) B.V. FRS
BTL-B 5.27%, (1 ML+ 2.75%), 09/29/2028	625	601
5.56%, (3 ML+ 2.75%), 09/29/2028	248,125	238,448
Tronox Finance LLC FRS
BTL-B 4.50%, (3 ML+ 2.25%), 03/10/2028	162,883	158,268
4.77%, (1 ML+ 2.25%), 03/10/2028	33,011	32,076
BTL 5.30%, (SOFR4+ 3.25%), 04/04/2029	249,375	243,452
		672,845
Chemicals - Plastics — 0.0%
Avient Corp. FRS
TBD, 08/29/2029	100,000	99,375
Commercial Services — 0.2%
AlixPartners LLP FRS
BTL-B 5.27%, (1 ML+ 2.75%), 02/04/2028	207,375	202,139
APX Group, Inc. FRS
BTL-B 7.03%, (1 ML+ 3.25%), 07/10/2028	109,124	106,146
7.75%, (USFRBPLR+ 2.25%), 07/10/2028	51	50
Brand Industrial Services, Inc. FRS
1st Lien 7.03%, (3 ML+ 4.25%), 06/21/2024	156,594	142,565
Brightview Landscapes LLC FRS
BTL-B 5.71%, (SOFR12+ 3.25%), 04/20/2029	240,000	233,100

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
LOANS (continued)
Commercial Services (continued)
Trans Union LLC FRS
BTL-B6 4.77%, (1 ML+ 2.25%), 12/01/2028		$ 207,832	$ 203,878
Verisure Holding AB FRS
BTL 3.47%, (6 ME+ 3.25%), 03/27/2028	EUR	245,000	231,572
WEX, Inc. FRS
BTL 4.77%, (1 ML+ 2.25%), 03/31/2028		212,312	207,635
WW International, Inc. FRS
BTL-B 6.03%, (1 ML+ 3.50%), 04/13/2028		94,500	69,398
			1,396,483
Computer Data Security — 0.0%
Symantec Corp. FRS
BTL-B TBD, 09/12/2029		250,000	242,313
Computers — 0.1%
McAfee Corp. FRS
BTL-B 6.16%, (SOFR12+ 3.75%), 03/01/2029		455,000	431,340
Peraton Corp. FRS
BTL-B 6.27%, (1 ML+ 3.75%), 02/01/2028		406,657	393,949
			825,289
Consulting Services — 0.0%
Corporation Service Company FRS
BTL-B TBD, 08/31/2029		150,000	148,125
Cosmetics/Personal Care — 0.1%
Sunshine Luxembourg VII SARL FRS
BTL-B3 6.00%, (3 ML+ 3.75%), 10/01/2026		497,003	478,454
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS
BTL 4.52%, (1 ML+ 2.00%), 01/15/2027		245,581	240,331
KPAE Finance Sub, Inc. FRS
BTL-B 6.56%, (3 ML+ 3.75%), 10/28/2027		113,562	110,085
Univar Solutions USA, Inc. FRS
BTL-B6 4.27%, (1 ML+ 1.75%), 06/03/2028		222,750	219,250
			569,666
Diversified Financial Services — 0.1%
Blackhawk Network Holdings, Inc. FRS
BTL-B 5.05%, (SOFR4+ 3.00%), 06/15/2025		245,524	235,473
FleetCor Technologies Operating Co., LLC FRS
BTL-B4 4.27%, (1 ML+ 1.75%), 04/28/2028		198,250	193,624
Setanta Aircraft Leasing DAC FRS
BTL-B 4.25%, (3 ML+ 2.00%), 11/05/2028		110,000	107,823
			536,920
Security Description	Shares or Principal Amount	Value

Electric — 0.0%
Exgen Renewables IV LLC FRS
BTL 5.57%, (3 ML+ 2.50%), 12/15/2027	$ 315,309	$ 310,711
Electronic Components - Semiconductors — 0.0%
Mks Instruments, Inc. FRS
BTL-B TBD, 08/17/2029	250,000	246,875
Electronics — 0.1%
II-VI, Inc. FRS
BTL-B 5.12%, (1 ML+ 2.75%), 07/02/2029	405,000	395,255
Engineering & Construction — 0.0%
Brand Industrial Services, Inc. FRS
1st Lien 6.50%, (3 ML+ 4.25%), 06/21/2024	1,033	941
6.60%, (3 ML+ 4.25%), 06/21/2024	38,755	35,283
Brown Group Holding LLC FRS
BTL-B 5.02%, (1 ML+ 2.50%), 06/07/2028	198,395	194,262
		230,486
Entertainment — 0.1%
Delta 2 Luxembourg SARL FRS
BTL-B 5.02%, (1 ML+ 2.50%), 02/01/2024	300,000	296,625
Penn National Gaming, Inc. FRS
BTL-B 5.31%, (SOFR12+ 2.75%), 05/03/2029	180,000	175,950
UFC Holdings LLC FRS
BTL-B 5.52%, (3 ML+ 2.75%), 04/29/2026	163,653	158,880
		631,455
Food — 0.1%
CHG PPC Parent LLC FRS
BTL 5.06%, (1 ML+ 3.00%), 12/08/2028	299,250	291,021
Hostess Brands, LLC FRS
BTL 4.77%, (1 ML+ 2.25%), 08/03/2025	66,577	65,505
5.06%, (3 ML+ 2.25%), 08/03/2025	179,004	176,123
US Foods, Inc. FRS
BTL-B 4.49%, (1 ML+ 2.00%), 09/13/2026	146,850	143,032
5.82%, (3 ML+ 2.75%), 11/22/2028	119,400	117,728
		793,409
Food Service — 0.0%
Aramark Services, Inc. FRS
BTL-B1 4.27%, (1 ML+ 1.75%), 03/11/2025	250,000	244,688
Footwear (Non-Athletic) & Related Apparel — 0.0%
Crocs, Inc. FRS
BTL-B 4.45%, (SOFR4+ 3.50%), 02/17/2029	359,100	345,634
Gambling (Non-Hotel) — 0.0%
Gambling (Non-Hotel) FRS
BTL 5.41%, (SOFR12+ 3.00%), 04/14/2029	205,000	200,174

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Gas — 0.0%
UGI Energy Services LLC FRS
BTL-B TBD, 08/13/2026	$ 250,000	$ 247,812
Healthcare-Products — 0.1%
Agiliti Health, Inc. FRS
BTL 5.13%, (1 ML+ 2.75%), 01/04/2026	68,571	66,857
Avantor Funding, Inc. FRS
BTL-B5 4.77%, (1 ML+ 2.25%), 11/08/2027	388,066	380,498
Medline Borrower LP FRS
BTL-B 5.77%, (1 ML+ 3.25%), 10/23/2028	189,525	180,455
		627,810
Healthcare-Services — 0.0%
ICON Luxembourg SARL FRS
BTL 4.56%, (3 ML+ 2.25%), 07/03/2028	66,790	65,732
Surgery Center Holdings, Inc. FRS
BTL 6.14%, (1 ML+ 3.75%), 08/31/2026	145,102	140,467
		206,199
Home Builders — 0.0%
Installed Building Products, Inc. FRS
BTL-B 4.77%, (1 ML+ 2.25%), 12/14/2028	99,500	98,032
Insurance — 0.2%
Acrisure LLC FRS
BTL-B 6.02%, (1 ML+ 3.50%), 02/15/2027	245,603	234,919
Alliant Holdings Intermediate LLC FRS
BTL-B1 5.77%, (1 ML+ 3.25%), 05/09/2025	245,524	240,570
Asurion LLC FRS
BTL-B7 5.52%, (1 ML+ 3.00%), 11/03/2024	147,315	141,459
BTL-B10 6.71%, (SOFR4+ 4.00%), 08/19/2028	290,305	270,709
HUB International, Ltd. FRS
BTL-B1 5.55%, (3 ML+ 3.00%), 04/25/2025	639	625
5.77%, (3 ML+ 3.00%), 04/25/2025	244,885	239,559
Sedgwick Claims Management Services, Inc. FRS
BTL-B 5.77%, (1 ML+ 3.25%), 12/31/2025	395,547	387,043
USI, Inc. FRS
BTL-B 5.25%, (3 ML+ 3.00%), 05/16/2024	518,235	511,864
		2,026,748
Internet — 0.1%
Go Daddy Operating Co. LLC FRS
BTL-B1 4.27%, (1 ML+ 1.75%), 02/15/2024	195,180	193,015
MH Sub I LLC FRS
BTL 6.27%, (1 ML+ 3.75%), 09/13/2024	235,790	229,858
		422,873
Security Description		Shares or Principal Amount	Value

Leisure Time — 0.0%
Carnival Corp. FRS
BTL-B 6.13%, (6 ML+ 3.25%), 10/18/2028		$ 208,950	$ 194,324
Hayward Industries, Inc. FRS
BTL 5.02%, (1 ML+ 2.50%), 05/30/2028		113,850	109,922
			304,246
Lodging — 0.1%
Caesars Resort Collection LLC FRS
BTL-B 5.27%, (1 ML+ 2.75%), 12/23/2024		568,252	560,154
Machinery-Diversified — 0.0%
Vertical US Newco, Inc. FRS
BTL-B 6.87%, (6 ML+ 3.50%), 07/30/2027		245,658	238,083
Media — 0.1%
Charter Communications Operating LLC FRS
BTL-B2 4.27%, (1 ML+ 1.75%), 02/01/2027		196,464	190,220
EW Scripps Co. FRS
BTL-B2 5.09%, (1 ML+ 2.56%), 05/01/2026		270,139	264,792
Gray Television, Inc. FRS
BTL-C 4.87%, (1 ML+ 2.50%), 01/02/2026		250,000	245,156
Nexstar Broadcasting, Inc. FRS
BTL-B4 5.02%, (1 ML+ 2.50%), 09/18/2026		145,985	144,781
			844,949
Miscellaneous Manufacturing — 0.0%
CeramTec AcquiCo GmbH FRS
BTL-B 4.33%, (3 ME+ 3.75%), 02/02/2029	EUR	200,000	188,177
Oil & Gas — 0.0%
Southwestern Energy Co. FRS
BTL 4.70%, (SOFR6+ 2.50%), 06/22/2027		99,500	98,505
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 6.73%, (SOFR12+ 4.18%), 04/13/2029		175,000	168,766
Proampac PG Borrower LLC FRS
BTL 5.04%, (3 ML+ 3.75%), 11/03/2025		85,725	83,153
6.04%, (3 ML+ 3.75%), 11/03/2025		47,664	46,234
6.12%, (1 ML+ 3.75%), 11/03/2025		494	479
6.66%, (2 ML+ 3.75%), 11/03/2025		40,016	38,815
6.73%, (3 ML+ 3.75%), 11/03/2025		22,116	21,453
			358,900
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc. FRS
BTL-B 7.66%, (SOFR12+ 5.25%), 02/01/2027		120,000	95,486
Change Healthcare Holdings LLC FRS
BTL-B 5.02%, (1 ML+ 2.50%), 03/01/2024		242,438	240,658
Elanco Animal Health, Inc. FRS
BTL-B 4.12%, (1 ML+ 1.75%), 08/01/2027		241,147	232,556

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
LOANS (continued)
Pharmaceuticals (continued)
Indigo Merger Sub, Inc. FRS
BTL 4.56%, (3 ML+ 2.25%), 07/03/2028	$ 16,641	$ 16,377
Jazz Financing Lux SARL FRS
BTL 6.02%, (1 ML+ 3.50%), 05/05/2028	113,850	111,555
Organon & Co. FRS
BTL 4.63%, (3 ML+ 3.00%), 06/02/2028	116,354	114,900
		811,532
Pipelines — 0.0%
DT Midstream, Inc. FRS
BTL-B 4.52%, (1 ML+ 2.00%), 06/26/2028	45,923	45,901
Oryx Midstream Services Permian Basin LLC FRS
BTL 6.21%, (3 ML+ 3.25%), 10/05/2028	99,500	97,681
		143,582
Retail — 0.2%
1011778 BC ULC FRS
BTL-B4 4.27%, (1 ML+ 1.75%), 11/19/2026	270,151	261,806
Beacon Roofing Supply, Inc. FRS
BTL-B 4.77%, (1 ML+ 2.25%), 05/19/2028	292,090	284,840
Harbor Freight Tools USA, Inc. FRS
BTL-B 5.27%, (1 ML+ 2.75%), 10/19/2027	217,769	207,731
IRB Holding Corp. FRS
BTL-B 5.44%, (SOFR12+ 3.15%), 12/15/2027	157,600	152,215
PetSmart, Inc. FRS
BTL-B 6.27%, (1 ML+ 3.75%), 02/11/2028	298,496	291,034
Pilot Travel Centers LLC FRS
BTL-B 4.56%, (SOFR12+ 2.00%), 08/04/2028	248,125	242,418
White Cap Buyer LLC FRS
BTL-B 6.21%, (SOFR12+ 3.75%), 10/19/2027	145,145	139,956
		1,580,000
Semiconductors — 0.0%
Entegris,Inc. FRS
BTL-B 5.46%, (SOFR12+ 3.00%), 07/06/2029	65,471	65,249
5.60%, (SOFR4+ 3.00%), 07/06/2029	264,529	263,631
		328,880
Software — 0.2%
CCC Intelligent Solutions, Inc. FRS
BTL 4.50%, (3 ML+ 2.25%), 09/21/2028	99,500	97,261
Dun & Bradstreet Corp. FRS
BTL 5.74%, (1 ML+ 3.25%), 02/06/2026	467,442	453,419
E2open LLC FRS
BTL-B 5.86%, (1 ML+ 3.50%), 02/04/2028	241,940	236,900
Security Description	Shares or Principal Amount	Value

Software (continued)
Hyland Software, Inc. FRS
BTL 6.02%, (1 ML+ 3.50%), 07/01/2024	$ 245,536	$ 242,236
Mitnick Corporate Purchaser, Inc. FRS
BTL 7.39%, (SOFR4+ 4.75%), 05/02/2029	100,000	97,250
Solera LLC FRS
BTL-B 6.52%, (1 ML+ 4.00%), 06/02/2028	119,100	114,172
SS&C Technologies, Inc. FRS
BTL-B5 4.27%, (1 ML+ 1.75%), 04/16/2025	500,000	488,021
Ultimate Software Group, Inc. FRS
BTL-B 6.27%, (1 ML+ 3.75%), 05/04/2026	245,581	238,895
Zelis Payments Buyer, Inc. FRS
BTL 5.87%, (1 ML+ 3.50%), 09/30/2026	147,441	143,940
		2,112,094
Telecommunications — 0.0%
Frontier Communications Holdings LLC FRS
BTL-B 6.06%, (3 ML+ 3.75%), 05/01/2028	98,750	95,516
Total Loans (cost $22,494,136)		22,028,228
ASSET BACKED SECURITIES — 4.5%
Auto Loan Receivables — 0.3%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	540,000	516,083
Tesla Auto Lease Trust
Series 2019-A, Class E 5.48%, 05/22/2023*	820,000	821,599
Tricolor Auto Securitization Trust
Series 2021-1A, Class B 1.00%, 06/17/2024*	710,000	701,320
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.65%, 02/17/2026*	780,000	747,843
		2,786,845
Credit Card Receivables — 0.1%
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	770,000	729,604
Other Asset Backed Securities — 4.1%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(4)	1,369,083	1,284,136
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 3.49%, (1 ML+1.10%), 05/15/2036*	305,000	297,674
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	665,000	625,743
Bain Capital Credit CLO, Ltd. FRS
Series 2017-2A, Class AR2 3.96%, (3 ML+1.18%), 07/25/2034*	1,940,000	1,889,616

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Benefit Street Partners CLO XXVII, Ltd. FRS
Series 2022-27A, Class A1 4.29%, (3M TSFR+1.80%), 07/20/2035*	$ 1,980,000	$ 1,951,969
BlueMountain CLO XXXI, Ltd. FRS
Series 2021-31A, Class A1 3.89%, (3 ML+1.15%), 04/19/2034*	2,370,000	2,308,131
Buckhorn Park CLO, Ltd. FRS
Series 2019-1A, Class AR 3.86%, (3 ML+1.12%), 07/18/2034*	2,430,000	2,365,714
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.15%, 05/17/2039*	438,841	428,899
Harriman Park CLO, Ltd. FRS
Series 2020-1A, Class A1R 3.83%, (3 ML+1.12%), 04/20/2034*	2,515,000	2,449,052
Madison Park Funding CLO XXXVIII, Ltd. FRS
Series 2021-38A, Class A 3.86%, (3 ML+1.12%), 07/17/2034*	1,935,000	1,884,872
Nassau LLC CLO FRS
Series 2021-IA, Class A1 3.76%, (3 ML+1.25%), 08/26/2034*	2,010,000	1,962,835
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	560,169	491,634
OZLM CLO XVIII, Ltd. FRS
Series 2018-18A, Class A 3.53%, (3 ML+1.02%), 04/15/2031*	1,365,000	1,339,315
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(4)	660,529	593,597
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(4)	805,329	754,913
Pretium Mtg. Credit Partners LLC
Series 2021-RN1, Class A1 1.99%, 02/25/2061*(4)	1,324,270	1,249,445
Progress Residential Trust
Series 2022-SFR3, Class A 3.20%, 04/17/2039*	520,000	484,346
RR 1 CLO LLC FRS
Series 2017-1A, Class A1AB 3.66%, (3 ML+1.15%), 07/15/2035*	1,980,000	1,928,259
RR 16 CLO, Ltd. FRS
Series 2021-16A, Class A1 3.62%, (3 ML+1.11%), 07/15/2036*	1,710,000	1,663,320
Sound Point CLO XXIX, Ltd. FRS
Series 2021-1A, Class A 3.85%, (3 ML+1.07%), 04/25/2034*	1,960,000	1,904,867
VCAT LLC
Series 2021-NPL3, Class A1 1.74%, 05/25/2051*(4)	752,010	702,575
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(4)	195,062	185,364
Venture 37 CLO, Ltd. FRS
Series 2019-37A, Class A1R 3.66%, (3 ML+1.15%), 07/15/2032*	2,040,000	1,996,636
Venture XIII CLO, Ltd. FRS
Series 2021-43A, Class A1 3.75%, (3 ML+1.24%), 04/15/2034*	760,000	742,542
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(4)	911,039	867,164
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 3.88%, (3 ML+1.17%), 07/20/2032*	$ 1,530,000	$ 1,498,673
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,717,650	1,441,622
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	313,425	267,944
		35,560,857
Total Asset Backed Securities (cost $40,693,908)		39,077,306
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Commercial and Residential — 2.2%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(4)	415,819	387,425
Angel Oak Mtg. Trust VRS
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	458,518	410,506
BANK VRS
Series 2020-BN29, Class XA 1.45%, 11/15/2053(5)(6)	10,954,647	869,156
Benchmark Mtg. Trust VRS
Series 2020-B22, Class XA 1.63%, 01/15/2054(5)(6)	3,886,745	363,747
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(5)	339,987	315,456
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 4.70%, (1 M TSFR+2.39%), 03/15/2035*	1,135,000	1,095,275
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 3.46%, (1 ML+1.07%), 12/15/2037*(7)	750,000	740,624
COLT Mtg. Loan Trust VRS
Series 2021-1, Class A1 0.91%, 06/25/2066*(5)	731,742	640,101
Credit Suisse Mtg. Capital Certs. VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(5)	1,072,327	916,401
CSMC Trust VRS
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(5)	458,700	430,378
Series 2021-RPL2, Class M3 3.46%, 01/25/2060*(5)	376,575	287,592
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(5)	326,885	286,539
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	301,694	265,459
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(5)	840,005	738,215
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(4)	457,676	428,206
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(4)	596,684	548,482

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(5)	$ 429,581	$ 395,799
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(5)	334,493	315,847
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(5)	1,334,433	1,194,644
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(4)	843,650	787,528
Series 2021-3, Class A1 1.87%, 04/25/2026*(4)	649,884	611,617
Series 2021-4, Class A1 1.87%, 04/25/2026*(4)	841,666	792,288
Series 2020-6, Class A1 2.36%, 11/25/2025*(4)	281,793	269,238
Series 2021-9, Class A1 2.36%, 10/25/2026*(5)	1,631,765	1,526,394
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(5)	1,127,495	968,357
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(5)	279,974	263,132
Toorak Mtg. Corp.
Series 2021-1, Class A1 2.24%, 06/25/2024*(4)	970,000	916,546
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(5)	1,826,305	1,631,906
Verus Securitization Trust VRS
Series 2021-2, Class A1 1.03%, 02/25/2066*(5)	392,706	347,685
		18,744,543
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 2.84%, (1 ML+0.45%), 01/15/2041	187,966	188,371
Series 4001, Class FM 2.89%, (1 ML+0.50%), 02/15/2042	168,504	168,576
Series 3355, Class BF 3.09%, (1 ML+0.70%), 08/15/2037	196,861	198,922
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 2.84%, (1 ML+0.40%), 09/25/2042	236,026	234,992
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 2.94%, (1 ML+0.55%), 02/16/2040	161,486	161,938
		952,799
Total Collateralized Mortgage Obligations (cost $21,609,428)		19,697,342
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.9%
U.S. Government — 52.9%
United States Treasury Bonds
2.50%, 02/15/2045	3,040,000	2,524,387
United States Treasury Bonds TIPS
0.13%, 02/15/2051	540,370	422,171
0.25%, 02/15/2050	42,469,586	34,271,518
Security Description		Shares or Principal Amount	Value

U.S. Government (continued)
0.63%, 02/15/2043		$ 25,745,476	$ 23,255,406
0.75%, 02/15/2042 to 02/15/2045		39,766,903	36,541,788
0.88%, 02/15/2047		10,521,268	9,866,702
1.00%, 02/15/2046		11,137,000	10,744,305
1.38%, 02/15/2044		12,689,337	13,200,546
2.13%, 02/15/2040 to 02/15/2041		8,928,634	10,581,995
United States Treasury Notes TIPS
0.13%, 10/15/2024 to 01/15/2032		194,950,567	187,920,068
0.25%, 07/15/2029		11,578,900	11,283,774
0.50%, 01/15/2028		22,778,038	22,541,137
0.63%, 01/15/2026		4,910,836	4,897,408
0.75%, 07/15/2028		23,575,001	23,755,037
0.88%, 01/15/2029(8)		71,792,241	72,601,306
Total U.S. Government & Agency Obligations (cost $518,003,217)			464,407,548
FOREIGN GOVERNMENT OBLIGATIONS — 29.9%
Regional(State/Province) — 4.3%
Province of Ontario, Canada
2.00%, 12/01/2036	CAD	50,630,810	38,136,968
Sovereign — 25.6%
Commonwealth of Australia
1.49%, 11/21/2027	AUD	23,826,600	16,122,444
2.00%, 08/21/2035	AUD	12,500,000	11,050,211
5.25%, 09/20/2025	AUD	16,144,172	12,066,328
Federative Republic of Brazil
24.98%, 05/15/2027	BRL	11,416,000	8,890,076
Government of Canada
2.00%, 12/01/2041	CAD	25,764,628	22,224,809
4.00%, 12/01/2031	CAD	28,438,110	27,252,407
4.25%, 12/01/2026	CAD	32,722,904	28,003,117
Government of New Zealand
2.50%, 09/20/2040	NZD	15,000,000	10,667,938
3.26%, 09/20/2025	NZD	49,015,500	31,038,964
Government of Romania
3.38%, 02/08/2038	EUR	2,765,000	1,941,147
4.63%, 04/03/2049	EUR	1,850,000	1,374,104
Republic of Italy
0.40%, 04/11/2024*	EUR	7,763,100	8,019,006
0.55%, 05/21/2026*	EUR	35,546,112	35,847,249
United Mexican States
1.13%, 01/17/2030	EUR	1,500,000	1,220,713
United Mexican States Development Bonds
2.75%, 11/27/2031	MXN	194,687,992	8,590,349
			224,308,862
Total Foreign Government Obligations (cost $286,085,076)			262,445,830
MUNICIPAL SECURITIES — 1.0%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,762,459
Commonwealth of Massachusetts General Obligation Bonds
2.66%, 09/01/2039		2,091,342	1,760,046
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,692,728
State of California General Obligation Bonds
7.55%, 04/01/2039		1,275,000	1,693,865

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032	$ 1,630,000	$ 1,801,430
Total Municipal Securities (cost $9,389,770)		8,710,528
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. 1.00%, 12/31/2049†(9) (cost $0)	1,000,000	2,100
Total Long-Term Investment Securities (cost $919,240,558)		835,999,097
REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $29,275,532 and collateralized by $33,999,700 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $29,860,726 (cost $29,275,166)	29,275,166	29,275,166
TOTAL INVESTMENTS (cost $948,515,724)	98.6%	865,274,263
Other assets less liabilities	1.4	12,489,230
NET ASSETS	100.0%	$877,763,493
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $107,923,006 representing 12.3% of net assets.
†	Non-income producing security
(1)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(2)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(3)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2022.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Interest Only
(7)	Collateralized Loan Obligation
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	Securities classified as Level 3 (see Note 1).
1 ML—1 Month USD LIBOR
2 ML—2 Month USD LIBOR
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3M TSFR—3 Month Term Secured Overnight Financing Rate
6 ME—6 Month Euribor
6 ML—6 Month USD LIBOR
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
TIPS—Treasury Inflation Protected Securities
ULC—Unlimited Liability Corp.
USFRBPLR—US Federal Reserve Bank Prime Loan Rate
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	75,000,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$547,050	$547,050
Goldman Sachs International	12,000,000	USD	Fixed 3.490	12-Month USA CPI	Maturity	Maturity	Apr 2027	—	51,590	51,590
								$—	$598,640	$598,640
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
167	Long	U.S. Treasury Ultra Bonds	December 2022	$ 24,782,303	$ 24,966,500	$ 184,197
352	Short	Canada 10 Year Bonds	December 2022	33,552,639	33,392,226	160,413

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
658	Short	Canada 5 Year Bonds	December 2022	56,724,895	$ 56,498,770	$ 226,125
41	Short	Euro Buxl 30 Year Bonds	September 2022	7,153,682	6,782,008	371,674
174	Short	Euro-BTP	September 2022	21,538,634	20,897,682	640,952
37	Short	Euro-Bund	September 2022	5,545,824	5,501,993	43,831
430	Short	Euro-Schatz	September 2022	47,274,496	46,933,494	341,002
89	Short	Long Gilt	December 2022	11,318,841	11,159,029	159,812
575	Short	U.S. Treasury 2 Year Notes	December 2022	120,024,810	119,788,672	236,138
443	Short	U.S. Treasury 5 Year Notes	December 2022	49,258,464	49,093,398	165,066
99	Short	U.S. Treasury Long Bonds	December 2022	13,463,186	13,448,531	14,655
						$2,543,865
						Unrealized (Depreciation)
127	Long	Australian 10 Year Bonds	September 2022	$10,517,523	$10,424,427	$ (93,096)
Net Unrealized Appreciation (Depreciation)						$2,450,769
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	NZD	2,545,000	USD	1,610,247	09/21/2022	$ 53,169	$ —
Barclays Bank PLC	MXN	171,635,000	USD	8,227,146	09/21/2022	—	(261,715)
	USD	1,246,125	EUR	1,173,000	09/21/2022	—	(65,850)
						—	(327,565)
BNP Paribas SA	EUR	50,276,000	USD	54,065,805	09/21/2022	3,478,005	—
	EUR	334,000	USD	333,322	09/30/2022	—	(2,948)
						3,478,005	(2,948)
Deutsche Bank AG	USD	1,920,441	AUD	2,765,000	09/21/2022	—	(27,941)
	USD	1,655,478	CAD	2,140,000	09/21/2022	—	(26,283)
						—	(54,224)
Goldman Sachs International	CAD	6,495,000	USD	5,022,465	09/21/2022	77,781	—
	USD	5,717,687	CAD	7,305,000	09/21/2022	—	(156,345)
	USD	1,825,748	EUR	1,693,000	09/21/2022	—	(122,249)
						77,781	(278,594)
Morgan Stanley & Co. International PLC	AUD	61,828,000	USD	44,410,481	09/21/2022	2,092,400	—
	BRL	45,473,000	USD	8,140,676	09/21/2022	—	(560,293)
	CAD	2,050,000	USD	1,596,398	09/21/2022	35,720	—
						2,128,120	(560,293)
Royal Bank of Canada	CAD	2,010,000	USD	1,564,574	09/21/2022	34,348	—
Standard Chartered Bank	USD	1,742,806	CAD	2,255,000	09/21/2022	—	(26,061)
	USD	1,352,384	NZD	2,170,000	09/21/2022	—	(24,738)
						—	(50,799)
State Street Bank & Trust Co.	EUR	1,176,000	USD	1,199,970	09/21/2022	16,677	—
Toronto Dominion Bank	CAD	154,553,000	USD	123,110,562	09/21/2022	5,448,412	—
UBS AG	EUR	1,700,000	USD	1,727,523	09/21/2022	16,980	—
	NZD	70,253,000	USD	45,215,533	09/21/2022	2,233,461	—
	USD	1,255,595	EUR	1,178,000	09/21/2022	—	(70,289)
						2,250,441	(70,289)
Unrealized Appreciation (Depreciation)						$13,486,953	$(1,344,712)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$19,630,215	$—	$19,630,215
Loans	—	22,028,228	—	22,028,228
Asset Backed Securities	—	39,077,306	—	39,077,306
Collateralized Mortgage Obligations	—	19,697,342	—	19,697,342
U.S. Government & Agency Obligations	—	464,407,548	—	464,407,548
Foreign Government Obligations	—	262,445,830	—	262,445,830
Municipal Securities	—	8,710,528	—	8,710,528
Escrows and Litigation Trusts	—	—	2,100	2,100
Repurchase Agreements	—	29,275,166	—	29,275,166
Total Investments at Value	$—	$865,272,163	$2,100	$865,274,263
Other Financial Instruments:†
Swaps	$—	$598,640	$—	$598,640
Futures Contracts	2,543,865	—	—	2,543,865
Forward Foreign Currency Contracts	—	13,486,953	—	13,486,953
Total Other Financial Instruments	$2,543,865	$14,085,593	$—	$16,629,458
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$93,096	$—	$—	$93,096
Forward Foreign Currency Contracts	—	1,344,712	—	1,344,712
Total Other Financial Instruments	$93,096	$1,344,712	$—	$1,437,808
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.8%
Australia — 7.5%
Ampol, Ltd.	24,562	$ 584,552
APA Group	121,463	917,593
Aristocrat Leisure, Ltd.	62,041	1,505,956
ASX, Ltd.#	19,930	1,062,890
Aurizon Holdings, Ltd.	189,727	481,909
Australia & New Zealand Banking Group, Ltd.	288,620	4,485,762
BGP Holdings PLC(1)	835,027	2,601
BHP Group, Ltd.	521,139	14,387,160
BlueScope Steel, Ltd.	50,465	572,842
Brambles, Ltd.	147,690	1,241,556
Cochlear, Ltd.	6,771	984,449
Coles Group, Ltd.	137,552	1,644,865
Commonwealth Bank of Australia	175,664	11,650,804
Computershare, Ltd.	55,935	937,956
CSL, Ltd.	49,589	9,907,149
Dexus	110,723	657,865
Domino's Pizza Enterprises, Ltd.#	6,243	268,987
Endeavour Group, Ltd.	138,279	685,469
Evolution Mining, Ltd.	188,525	307,087
Fortescue Metals Group, Ltd.	174,330	2,183,791
Goodman Group	173,092	2,310,343
GPT Group	197,046	564,040
IDP Education, Ltd.#	21,474	422,086
Insurance Australia Group, Ltd.#†	253,769	803,170
Lendlease Corp., Ltd.	70,974	494,684
Lottery Corp., Ltd.†	228,988	687,797
Macquarie Group, Ltd.	37,520	4,513,668
Medibank Private, Ltd.	283,510	716,088
Mineral Resources, Ltd.	17,497	754,967
Mirvac Group	405,855	579,641
National Australia Bank, Ltd.	332,900	6,925,237
Newcrest Mining, Ltd.	91,647	1,107,527
Northern Star Resources, Ltd.	119,944	643,784
Orica, Ltd.	42,087	443,546
Origin Energy, Ltd.	181,307	779,270
Qantas Airways, Ltd.†	95,256	343,782
QBE Insurance Group, Ltd.	152,359	1,251,067
Ramsay Health Care, Ltd.	18,850	921,337
REA Group, Ltd.	5,447	469,253
Reece, Ltd.	23,275	252,152
Rio Tinto, Ltd.	38,214	2,457,103
Santos, Ltd.	331,233	1,800,452
Scentre Group	534,321	1,066,514
SEEK, Ltd.	34,622	487,930
Sonic Healthcare, Ltd.	46,917	1,083,633
South32, Ltd.	478,903	1,349,608
Stockland†	245,746	606,543
Suncorp Group, Ltd.	129,979	963,611
Telstra Corp., Ltd.	423,300	1,145,176
Transurban Group	316,107	3,001,901
Treasury Wine Estates, Ltd.	74,403	668,319
Vicinity Centres	398,834	524,748
Washington H. Soul Pattinson & Co., Ltd.	22,317	390,114
Wesfarmers, Ltd.	116,754	3,737,713
Westpac Banking Corp.	360,423	5,294,352
WiseTech Global, Ltd.	15,118	599,698
Woodside Energy Group, Ltd.	193,989	4,571,105
Woolworths Group, Ltd.	124,767	3,071,690
		112,274,892
Austria — 0.1%
Erste Group Bank AG	35,397	795,055
Security Description	Shares or Principal Amount	Value

Austria (continued)
OMV AG	15,161	$ 612,556
Verbund AG#	7,010	670,378
voestalpine AG	11,963	241,491
		2,319,480
Belgium — 0.7%
Ageas SA/NV	16,716	678,080
Anheuser-Busch InBev SA NV	89,417	4,317,839
D'ieteren Group SA	2,561	386,148
Elia Group SA	3,400	494,389
Groupe Bruxelles Lambert NV	10,463	790,314
KBC Group NV	25,749	1,220,608
Proximus SADP	15,679	199,459
Sofina SA#	1,588	317,141
Solvay SA	7,629	614,947
UCB SA	13,015	914,328
Umicore SA	21,561	684,682
Warehouses De Pauw CVA	15,312	465,734
		11,083,669
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	65,000	395,432
Hongkong Land Holdings, Ltd.	117,500	567,199
Jardine Matheson Holdings, Ltd.	21,986	1,164,202
		2,126,833
Cayman Islands — 0.7%
Budweiser Brewing Co. APAC, Ltd.*	177,400	521,247
Chow Tai Fook Jewellery Group, Ltd.	205,800	414,961
CK Asset Holdings, Ltd.	206,308	1,392,382
CK Hutchison Holdings, Ltd.	276,308	1,783,045
ESR Group, Ltd.*	207,200	580,258
Futu Holdings, Ltd. ADR#†	6,114	300,136
Grab Holdings, Ltd., Class A†	111,742	318,465
Sands China, Ltd.†	250,000	559,803
Sea, Ltd. ADR†	36,911	2,288,482
SITC International Holdings Co., Ltd.	138,000	349,806
WH Group, Ltd.*	858,000	584,444
Wharf Real Estate Investment Co., Ltd.	172,000	784,413
Xinyi Glass Holdings, Ltd.	186,000	343,710
		10,221,152
Denmark — 2.6%
AP Moller - Maersk A/S, Series A	324	757,504
AP Moller - Maersk A/S, Series B	551	1,317,647
Carlsberg A/S, Class B	10,336	1,343,798
Chr. Hansen Holding A/S	10,858	632,734
Coloplast A/S, Class B	12,229	1,393,863
Danske Bank A/S	71,006	949,841
Demant A/S†	9,889	304,372
DSV A/S	19,765	2,919,634
Genmab A/S†	6,767	2,401,736
GN Store Nord A/S	13,513	382,088
Novo Nordisk A/S, Class B	173,352	18,518,741
Novozymes A/S, Class B	21,148	1,212,793
Orsted A/S*	19,474	1,902,858
Pandora A/S	9,780	588,677
ROCKWOOL International A/S, Class B	916	188,824
Tryg A/S	37,066	837,955
Vestas Wind Systems A/S	103,960	2,603,364
		38,256,429
Finland — 1.2%
Elisa Oyj	14,642	783,439

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Fortum Oyj†	45,688	$ 469,118
Kesko Oyj, Class B	28,117	592,064
Kone Oyj, Class B	34,990	1,401,185
Neste Oyj	43,552	2,147,844
Nokia Oyj	557,080	2,799,228
Nordea Bank Abp	340,648	3,157,130
Orion Oyj, Class B	10,936	496,169
Sampo Oyj, Class A	51,343	2,324,575
Stora Enso Oyj, Class R	56,737	846,661
UPM-Kymmene Oyj	54,945	1,868,520
Wartsila Oyj Abp	48,792	402,668
		17,288,601
France — 9.6%
Accor SA†	17,512	419,104
Aeroports de Paris†	3,060	420,042
Air Liquide SA	53,825	6,747,586
Alstom SA	32,666	672,547
Amundi SA*	6,265	317,638
Arkema SA	6,117	517,451
AXA SA	199,430	4,706,456
BioMerieux	4,270	390,460
BNP Paribas SA	114,361	5,329,785
Bollore SE	91,102	436,626
Bouygues SA	23,626	694,716
Bureau Veritas SA	30,270	751,152
Capgemini SE	16,860	2,918,322
Carrefour SA	63,900	1,066,408
Cie de Saint-Gobain	51,248	2,070,743
Cie Generale des Etablissements Michelin SCA	69,839	1,697,838
Covivio	4,868	271,768
Credit Agricole SA	128,211	1,178,157
Danone SA	67,254	3,537,825
Dassault Aviation SA	2,581	354,542
Dassault Systemes SE	68,660	2,648,437
Edenred	25,674	1,299,538
Eiffage SA	8,569	754,954
Electricite de France SA	57,705	690,920
Engie SA	188,025	2,236,504
EssilorLuxottica SA	29,602	4,418,329
Eurazeo SE	4,486	267,926
Gecina SA	4,732	421,327
Getlink SE	45,295	854,305
Hermes International	3,260	4,179,555
Ipsen SA	3,887	372,590
Kering SA	7,702	3,872,463
Klepierre SA	22,148	454,143
La Francaise des Jeux SAEM*	10,814	351,304
Legrand SA	27,532	1,992,217
L'Oreal SA	24,803	8,517,523
LVMH Moet Hennessy Louis Vuitton SE	28,579	18,484,781
Orange SA	205,379	2,083,919
Pernod Ricard SA	21,567	3,962,159
Publicis Groupe SA	23,484	1,148,464
Remy Cointreau SA	2,368	440,244
Renault SA†	19,812	566,191
Safran SA	35,186	3,584,257
Sanofi	117,070	9,635,131
Sartorius Stedim Biotech	2,844	1,040,911
Schneider Electric SE	55,650	6,605,763
SEB SA	2,564	190,089
Societe Generale SA	81,868	1,811,980
Security Description	Shares or Principal Amount	Value

France (continued)
Sodexo SA	9,108	$ 698,606
Teleperformance	6,046	1,724,070
Thales SA	10,985	1,324,803
TotalEnergies SE	255,228	12,960,364
Ubisoft Entertainment SA†	9,665	445,641
Valeo	21,227	405,901
Veolia Environnement SA	68,431	1,523,883
Vinci SA	54,931	5,084,562
Vivendi SE	74,178	673,438
Wendel SE	2,766	217,138
Worldline SA*†	24,542	1,049,746
		143,493,242
Germany — 6.9%
adidas AG	17,798	2,651,476
Allianz SE	42,049	7,112,520
BASF SE	94,553	3,997,341
Bayer AG	101,136	5,346,131
Bayerische Motoren Werke AG	34,085	2,514,644
Bayerische Motoren Werke AG (Preference Shares)	5,946	413,695
Bechtle AG	8,441	323,705
Beiersdorf AG	10,377	1,049,207
Brenntag SE	15,905	1,045,075
Carl Zeiss Meditec AG	4,149	517,351
Commerzbank AG†	109,585	729,686
Continental AG	11,324	654,151
Covestro AG*	19,889	601,902
Daimler Truck Holding AG†	46,595	1,195,017
Delivery Hero SE*†	16,794	700,096
Deutsche Bank AG	212,763	1,778,183
Deutsche Boerse AG	19,560	3,308,656
Deutsche Lufthansa AG†	61,611	366,544
Deutsche Post AG	102,043	3,729,780
Deutsche Telekom AG	333,664	6,299,503
E.ON SE	231,124	1,975,687
Evonik Industries AG	21,615	402,836
Fresenius Medical Care AG & Co. KGaA	21,115	725,417
Fresenius SE & Co. KGaA	43,121	1,067,612
GEA Group AG	15,794	550,662
Hannover Rueck SE	6,208	915,055
HeidelbergCement AG	14,908	675,759
HelloFresh SE†	16,991	407,251
Henkel AG & Co. KGaA	10,698	669,707
Henkel AG & Co. KGaA (Preference Shares)	18,341	1,183,664
Infineon Technologies AG	134,438	3,279,578
KION Group AG	7,438	297,014
Knorr-Bremse AG	7,477	362,854
LEG Immobilien SE	7,493	567,280
Mercedes-Benz Group AG	82,601	4,656,923
Merck KGaA	13,305	2,289,979
MTU Aero Engines AG	5,501	972,370
Muenchener Rueckversicherungs-Gesellschaft AG	14,422	3,447,576
Nemetschek SE	5,953	352,294
Porsche Automobil Holding SE (Preference Shares)	15,763	1,116,235
Puma SE	10,868	665,978
Rational AG	527	284,331
Rheinmetall AG	4,484	712,616
RWE AG	66,132	2,531,466
SAP SE	107,498	9,176,164
Sartorius AG (Preference Shares)	2,505	1,046,584
Scout24 SE*	8,256	476,783
Siemens AG	78,753	7,994,720
Siemens Energy AG	44,882	661,405

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Siemens Healthineers AG*	29,030	$ 1,419,912
Symrise AG	13,669	1,433,342
Telefonica Deutschland Holding AG	107,309	278,415
Uniper SE	9,430	51,085
United Internet AG	9,998	226,409
Volkswagen AG	3,038	562,311
Volkswagen AG (Preference Shares)	19,105	2,727,505
Vonovia SE	71,952	1,951,642
Zalando SE*†	22,929	531,413
		102,982,497
Hong Kong — 2.2%
AIA Group, Ltd.	1,245,400	12,010,271
BOC Hong Kong Holdings, Ltd.	381,000	1,311,822
CLP Holdings, Ltd.	169,000	1,456,292
Galaxy Entertainment Group, Ltd.	225,000	1,259,364
Hang Lung Properties, Ltd.	209,000	347,864
Hang Seng Bank, Ltd.	78,700	1,229,188
Henderson Land Development Co., Ltd.	149,231	498,941
Hong Kong & China Gas Co., Ltd.	1,152,523	1,136,563
Hong Kong Exchanges & Clearing, Ltd.	124,000	4,992,906
Link REIT	217,200	1,680,611
MTR Corp., Ltd.	159,000	814,465
New World Development Co., Ltd.	155,750	506,214
Power Assets Holdings, Ltd.	143,000	855,400
Sino Land Co., Ltd.	352,000	514,861
Sun Hung Kai Properties, Ltd.	149,000	1,746,738
Swire Pacific, Ltd., Class A	51,000	351,978
Swire Properties, Ltd.	120,600	278,176
Techtronic Industries Co., Ltd.	141,500	1,664,751
		32,656,405
Ireland — 0.7%
CRH PLC	78,861	2,900,676
DCC PLC	10,153	584,498
Flutter Entertainment PLC#†	17,178	2,156,920
James Hardie Industries PLC	45,846	1,039,103
Kerry Group PLC, Class A	16,385	1,689,229
Kingspan Group PLC	15,872	899,417
Smurfit Kappa Group PLC	25,333	850,714
		10,120,557
Isle of Man — 0.1%
Entain PLC	60,393	890,285
Israel — 0.8%
Azrieli Group, Ltd.	4,374	363,029
Bank Hapoalim BM	130,704	1,354,344
Bank Leumi Le-Israel BM	149,567	1,579,244
Check Point Software Technologies, Ltd.†	10,627	1,277,790
CyberArk Software, Ltd.†	4,093	590,538
Elbit Systems, Ltd.	2,733	584,364
ICL Group, Ltd.	72,878	698,477
Israel Discount Bank, Ltd., Class A	127,344	777,628
Kornit Digital, Ltd.†	5,064	157,389
Mizrahi Tefahot Bank, Ltd.	15,842	643,737
NICE, Ltd.†	6,498	1,400,496
Teva Pharmaceutical Industries, Ltd. ADR†	113,582	1,026,781
Tower Semiconductor, Ltd.†	11,229	527,920
Wix.com, Ltd.†	5,864	371,133
ZIM Integrated Shipping Services, Ltd.#	8,634	311,601
		11,664,471
Security Description	Shares or Principal Amount	Value

Italy — 1.5%
Amplifon SpA	12,834	$ 334,756
Assicurazioni Generali SpA	113,934	1,673,933
Atlantia SpA	51,006	1,169,946
DiaSorin SpA	2,595	341,093
Enel SpA	837,284	3,944,556
Eni SpA	259,824	3,072,300
FinecoBank Banca Fineco SpA	62,786	680,668
Infrastrutture Wireless Italiane SpA*	34,640	322,113
Intesa Sanpaolo SpA	1,700,223	2,937,567
Mediobanca Banca di Credito Finanziario SpA#	62,311	494,445
Moncler SpA	21,115	945,249
Nexi SpA*#†	53,951	443,820
Poste Italiane SpA*	53,850	431,758
Prysmian SpA	26,223	804,098
Recordati Industria Chimica e Farmaceutica SpA	10,778	440,853
Snam SpA	207,589	987,248
Telecom Italia SpA†	1,027,035	212,247
Terna - Rete Elettrica Nazionale SpA	144,843	1,032,713
UniCredit SpA	217,709	2,139,606
		22,408,969
Japan — 21.3%
Advantest Corp.	19,500	1,107,206
Aeon Co., Ltd.#	67,300	1,312,077
AGC, Inc.	19,900	675,603
Aisin Corp.	15,200	451,075
Ajinomoto Co., Inc.	48,100	1,329,768
ANA Holdings, Inc.#†	16,500	317,368
Asahi Group Holdings, Ltd.	47,000	1,573,541
Asahi Intecc Co., Ltd.	22,400	398,582
Asahi Kasei Corp.	129,100	944,006
Astellas Pharma, Inc.	191,600	2,724,216
Azbil Corp.	11,900	339,733
Bandai Namco Holdings, Inc.	20,500	1,537,481
Bridgestone Corp.	58,800	2,251,173
Brother Industries, Ltd.	24,300	464,669
Canon, Inc.	103,000	2,463,946
Capcom Co., Ltd.	18,200	497,053
Central Japan Railway Co.	14,800	1,744,012
Chiba Bank, Ltd.†	54,600	294,386
Chubu Electric Power Co., Inc.	66,300	673,190
Chugai Pharmaceutical Co., Ltd.	69,100	1,781,273
Concordia Financial Group, Ltd.	112,000	354,866
CyberAgent, Inc.	44,296	432,500
Dai Nippon Printing Co., Ltd.	22,900	480,926
Daifuku Co., Ltd.	10,391	604,982
Dai-ichi Life Holdings, Inc.	103,400	1,785,512
Daiichi Sankyo Co., Ltd.	180,400	5,402,044
Daikin Industries, Ltd.	25,700	4,483,194
Daito Trust Construction Co., Ltd.	6,300	618,733
Daiwa House Industry Co., Ltd.	61,700	1,382,982
Daiwa House REIT Investment Corp.#	227	524,935
Daiwa Securities Group, Inc.	140,000	610,494
Denso Corp.	44,600	2,429,134
Dentsu Group, Inc.	22,300	718,216
Disco Corp.	3,000	731,960
East Japan Railway Co.	31,100	1,612,580
Eisai Co., Ltd.	25,900	1,055,190
ENEOS Holdings, Inc.	315,900	1,195,659
FANUC Corp.	19,800	3,179,554
Fast Retailing Co., Ltd.#	6,000	3,502,582
Fuji Electric Co., Ltd.	13,100	566,389
FUJIFILM Holdings Corp.	37,100	1,883,617

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	20,200	$ 2,387,500
GLP J-REIT	439	535,248
GMO Payment Gateway, Inc.	4,300	343,338
Hakuhodo DY Holdings, Inc.	24,100	215,176
Hamamatsu Photonics KK	14,400	611,756
Hankyu Hanshin Holdings, Inc.†	23,500	703,908
Hikari Tsushin, Inc.	2,200	278,287
Hirose Electric Co., Ltd.	3,135	445,227
Hitachi Construction Machinery Co., Ltd.	11,100	227,852
Hitachi Metals, Ltd.†	22,000	330,786
Hitachi, Ltd.	99,700	4,991,759
Honda Motor Co., Ltd.	167,900	4,452,812
Hoshizaki Corp.	11,200	332,897
Hoya Corp.	38,100	3,869,659
Hulic Co., Ltd.†	39,600	300,420
Ibiden Co., Ltd.	11,600	369,600
Idemitsu Kosan Co., Ltd.#	21,476	568,023
Iida Group Holdings Co., Ltd.	15,200	231,518
Inpex Corp.	107,100	1,248,384
Isuzu Motors, Ltd.	60,000	741,280
Ito En, Ltd.	5,543	243,460
ITOCHU Corp.	122,400	3,359,648
Itochu Techno-Solutions Corp.	9,900	250,027
Japan Airlines Co., Ltd.†	14,800	272,411
Japan Exchange Group, Inc.	51,700	769,848
Japan Metropolitan Fund Investment Corp.#	719	570,665
Japan Post Bank Co., Ltd.#	42,500	309,469
Japan Post Holdings Co., Ltd.	252,200	1,739,963
Japan Post Insurance Co., Ltd.	20,500	314,021
Japan Real Estate Investment Corp.	128	593,453
Japan Tobacco, Inc.	123,600	2,094,700
JFE Holdings, Inc.	50,600	543,605
JSR Corp.	18,600	414,749
Kajima Corp.	43,500	457,879
Kakaku.com, Inc.	13,800	254,349
Kansai Electric Power Co., Inc.	72,500	702,547
Kao Corp.	48,900	2,120,679
KDDI Corp.	166,000	5,100,239
Keio Corp.#	10,500	399,766
Keisei Electric Railway Co., Ltd.#	14,200	396,115
Keyence Corp.	20,000	7,528,516
Kikkoman Corp.	14,900	911,083
Kintetsu Group Holdings Co., Ltd.#	17,600	597,763
Kirin Holdings Co., Ltd.	84,700	1,394,203
Kobayashi Pharmaceutical Co., Ltd.	5,501	312,844
Kobe Bussan Co., Ltd.#	15,540	396,465
Koei Tecmo Holdings Co., Ltd.#	6,030	202,211
Koito Manufacturing Co., Ltd.	10,800	368,444
Komatsu, Ltd.	95,200	1,992,542
Konami Group Corp.	9,600	486,325
Kose Corp.	3,379	319,122
Kubota Corp.	105,100	1,632,931
Kurita Water Industries, Ltd.	10,800	420,739
Kyocera Corp.	33,000	1,832,696
Kyowa Kirin Co., Ltd.	27,700	621,477
Lasertec Corp.†	7,725	1,064,716
LIXIL Corp.	30,600	532,423
M3, Inc.	45,400	1,457,403
Makita Corp.	23,000	541,894
Marubeni Corp.	161,100	1,669,548
Mazda Motor Corp.	58,500	514,155
McDonald's Holdings Co. Japan, Ltd.	8,900	318,071
Security Description	Shares or Principal Amount	Value

Japan (continued)
MEIJI Holdings Co., Ltd.	11,800	$ 562,680
Minebea Mitsumi, Inc.	37,400	643,029
MISUMI Group, Inc.	29,200	716,919
Mitsubishi Chemical Group Corp.	131,800	692,220
Mitsubishi Corp.	130,000	4,243,174
Mitsubishi Electric Corp.	198,900	2,014,496
Mitsubishi Estate Co., Ltd.	121,700	1,638,533
Mitsubishi HC Capital, Inc.	68,100	330,108
Mitsubishi Heavy Industries, Ltd.	33,000	1,270,159
Mitsubishi UFJ Financial Group, Inc.	1,230,600	6,365,351
Mitsui & Co., Ltd.	143,700	3,354,483
Mitsui Chemicals, Inc.	18,900	424,154
Mitsui Fudosan Co., Ltd.	93,900	1,896,181
Mitsui OSK Lines, Ltd.#	35,400	925,537
Mizuho Financial Group, Inc.	248,320	2,840,249
MonotaRO Co., Ltd.	25,800	463,691
MS&AD Insurance Group Holdings, Inc.	45,800	1,369,710
Murata Manufacturing Co., Ltd.	59,100	3,187,866
NEC Corp.	25,300	923,153
Nexon Co., Ltd.	50,900	1,015,308
NGK Insulators, Ltd.	24,500	349,446
Nidec Corp.	46,000	3,058,752
Nihon M&A Center Holdings, Inc.	31,248	386,853
Nintendo Co., Ltd.	11,400	4,652,986
Nippon Building Fund, Inc.#	158	787,582
Nippon Express Holdings, Inc.	8,000	440,849
Nippon Paint Holdings Co., Ltd.	85,400	660,556
Nippon Prologis REIT, Inc.	220	553,682
Nippon Sanso Holdings Corp.	17,900	325,536
Nippon Shinyaku Co., Ltd.	5,100	278,451
Nippon Steel Corp.	83,100	1,312,115
Nippon Telegraph & Telephone Corp.	123,000	3,331,690
Nippon Yusen KK#	16,700	1,276,199
Nissan Chemical Corp.†	13,200	664,773
Nissan Motor Co., Ltd.	238,900	936,866
Nisshin Seifun Group, Inc.	20,300	228,752
Nissin Foods Holdings Co., Ltd.	6,500	465,002
Nitori Holdings Co., Ltd.#	8,300	795,602
Nitto Denko Corp.	14,600	899,007
Nomura Holdings, Inc.	299,600	1,085,799
Nomura Real Estate Holdings, Inc.	12,300	301,357
Nomura Real Estate Master Fund, Inc.	437	534,256
Nomura Research Institute, Ltd.	34,600	935,738
NTT Data Corp.	64,900	913,693
Obayashi Corp.	66,900	462,747
OBIC Co., Ltd.	7,200	1,069,407
Odakyu Electric Railway Co., Ltd.#	30,299	414,383
Oji Holdings Corp.	83,700	333,761
Olympus Corp.	127,100	2,738,305
Omron Corp.	19,100	1,004,742
Ono Pharmaceutical Co., Ltd.	38,100	909,426
Open House Group Co., Ltd.	8,500	333,227
Oracle Corp. Japan	4,000	238,894
Oriental Land Co., Ltd.	20,600	3,069,223
ORIX Corp.	123,000	2,026,129
Osaka Gas Co., Ltd.	38,600	648,893
Otsuka Corp.	11,700	379,083
Otsuka Holdings Co., Ltd.	40,200	1,312,931
Pan Pacific International Holdings Corp.	39,100	699,457
Panasonic Holdings Corp.	227,330	1,839,926
Persol Holdings Co., Ltd.	18,274	365,732
Rakuten Group, Inc.#	89,600	432,807
Recruit Holdings Co., Ltd.	148,383	4,725,204

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Renesas Electronics Corp.†	120,100	$ 1,130,483
Resona Holdings, Inc.	222,500	817,779
Ricoh Co., Ltd.	59,000	463,598
Rohm Co., Ltd.	9,000	674,445
SBI Holdings, Inc.	25,300	496,523
SCSK Corp.	16,042	262,084
Secom Co., Ltd.	21,600	1,383,296
Seiko Epson Corp.	28,800	452,122
Sekisui Chemical Co., Ltd.	38,800	528,923
Sekisui House, Ltd.	63,400	1,079,894
Seven & i Holdings Co., Ltd.#	77,500	3,071,611
SG Holdings Co., Ltd.	29,656	491,713
Sharp Corp.#	25,200	180,165
Shimadzu Corp.	24,400	714,978
Shimano, Inc.	7,500	1,324,035
Shimizu Corp.	56,900	311,822
Shin-Etsu Chemical Co., Ltd.	38,600	4,486,427
Shionogi & Co., Ltd.	27,300	1,328,059
Shiseido Co., Ltd.	41,200	1,559,442
Shizuoka Bank, Ltd.	46,000	266,042
SMC Corp.	5,900	2,800,010
SoftBank Corp.	295,700	3,245,363
SoftBank Group Corp.	124,200	4,906,177
Sompo Holdings, Inc.	32,300	1,385,084
Sony Group Corp.	129,800	10,295,558
Square Enix Holdings Co., Ltd.	8,800	382,849
Subaru Corp.	63,300	1,149,361
SUMCO Corp.	36,004	489,945
Sumitomo Chemical Co., Ltd.	153,300	604,131
Sumitomo Corp.	115,900	1,627,811
Sumitomo Electric Industries, Ltd.	73,600	840,910
Sumitomo Metal Mining Co., Ltd.	25,500	800,901
Sumitomo Mitsui Financial Group, Inc.	134,400	4,047,260
Sumitomo Mitsui Trust Holdings, Inc.	34,700	1,080,277
Sumitomo Realty & Development Co., Ltd.	31,800	778,206
Suntory Beverage & Food, Ltd.	14,300	523,235
Suzuki Motor Corp.	38,000	1,323,779
Sysmex Corp.	17,300	1,054,419
T&D Holdings, Inc.	54,600	596,494
Taisei Corp.	19,700	597,114
Takeda Pharmaceutical Co., Ltd.	154,700	4,274,226
TDK Corp.	40,000	1,400,434
Terumo Corp.	66,500	2,139,128
TIS, Inc.†	23,256	666,464
Tobu Railway Co., Ltd.#	19,500	460,749
Toho Co., Ltd.#	11,500	437,270
Tokio Marine Holdings, Inc.	64,600	3,616,345
Tokyo Electric Power Co. Holdings, Inc.†	157,300	613,466
Tokyo Electron, Ltd.	15,400	4,833,675
Tokyo Gas Co., Ltd.	40,900	765,947
Tokyu Corp.#	54,600	649,158
Toppan, Inc.	27,000	423,730
Toray Industries, Inc.	142,800	818,194
Toshiba Corp.	40,100	1,483,767
Tosoh Corp.	26,800	347,249
TOTO, Ltd.	14,600	503,594
Toyota Industries Corp.	15,100	844,859
Toyota Motor Corp.	1,091,600	16,293,103
Toyota Tsusho Corp.	21,800	760,741
Trend Micro, Inc.	13,800	850,686
Unicharm Corp.	41,500	1,442,783
USS Co., Ltd.	22,599	399,410
Security Description	Shares or Principal Amount	Value

Japan (continued)
Welcia Holdings Co., Ltd.#	9,700	$ 203,135
West Japan Railway Co.	22,600	879,317
Yakult Honsha Co., Ltd.	13,200	779,791
Yamaha Corp.	14,400	560,371
Yamaha Motor Co., Ltd.	30,600	634,948
Yamato Holdings Co., Ltd.	30,000	468,032
Yaskawa Electric Corp.#	24,700	805,373
Yokogawa Electric Corp.	23,500	411,302
Z Holdings Corp.	273,700	809,254
ZOZO, Inc.	12,793	283,911
		318,114,558
Jersey — 0.8%
Experian PLC	94,928	2,885,081
Ferguson PLC	22,515	2,604,946
Glencore PLC	1,017,991	5,569,638
WPP PLC	117,586	1,011,018
		12,070,683
Luxembourg — 0.2%
ArcelorMittal SA	62,753	1,489,807
Aroundtown SA	102,977	300,078
Eurofins Scientific SE	13,854	959,801
Tenaris SA	48,612	666,871
		3,416,557
Netherlands — 5.1%
ABN AMRO Bank NV CVA*#	43,599	418,219
Adyen NV*#†	2,231	3,434,023
Aegon NV	184,308	823,098
AerCap Holdings NV†	13,865	610,753
Airbus SE	60,692	5,954,997
Akzo Nobel NV#	18,695	1,183,686
Argenx SE †	4,982	1,877,672
ASM International NV	4,822	1,308,266
ASML Holding NV	41,844	20,290,557
CNH Industrial NV	105,343	1,281,248
Davide Campari-Milano NV	53,878	528,886
Euronext NV*	8,814	651,998
EXOR NV	11,164	671,932
Ferrari NV	12,976	2,515,915
Heineken Holding NV	10,378	735,701
Heineken NV	26,684	2,405,663
IMCD NV#	5,863	809,812
ING Groep NV	401,903	3,522,798
JDE Peet's NV	10,326	318,686
Just Eat Takeaway.com NV *†	18,810	314,804
Koninklijke Ahold Delhaize NV	107,652	2,961,943
Koninklijke DSM NV	17,993	2,296,682
Koninklijke KPN NV	340,060	1,081,594
Koninklijke Philips NV	90,992	1,516,036
NN Group NV	29,452	1,207,542
OCI NV	10,846	407,904
Prosus NV	85,388	5,285,188
QIAGEN NV†	23,762	1,079,920
Randstad NV#	12,309	573,612
Stellantis NV	225,743	3,009,413
STMicroelectronics NV	70,358	2,448,576
Universal Music Group NV#	74,671	1,481,165
Wolters Kluwer NV	27,025	2,642,973
		75,651,262
New Zealand — 0.2%
Auckland International Airport, Ltd.†	128,865	594,156

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Fisher & Paykel Healthcare Corp., Ltd.	59,412	$ 710,862
Mercury NZ, Ltd.	70,208	248,544
Meridian Energy, Ltd.	132,546	404,265
Spark New Zealand, Ltd.	192,450	635,765
Xero, Ltd.†	13,855	819,642
		3,413,234
Norway — 0.8%
Adevinta ASA†	29,926	242,347
Aker BP ASA	32,558	1,139,477
DNB Bank ASA	95,761	1,826,808
Equinor ASA	100,609	3,890,499
Gjensidige Forsikring ASA	20,615	418,112
Kongsberg Gruppen ASA	9,205	313,980
Mowi ASA#	42,587	873,688
Norsk Hydro ASA	138,446	951,322
Orkla ASA	77,319	648,489
Salmar ASA	6,064	401,791
Telenor ASA	72,034	789,482
Yara International ASA	17,032	720,865
		12,216,860
Portugal — 0.2%
EDP - Energias de Portugal SA	285,771	1,366,597
Galp Energia SGPS SA	51,602	558,045
Jeronimo Martins SGPS SA	29,130	645,898
		2,570,540
Singapore — 1.2%
Ascendas Real Estate Investment Trust	345,724	696,546
CapitaLand Integrated Commercial Trust†	544,268	805,531
Capitaland Investment, Ltd.	267,900	705,563
City Developments, Ltd.	42,200	244,936
DBS Group Holdings, Ltd.	186,500	4,339,977
Genting Singapore, Ltd.	623,200	345,072
Keppel Corp., Ltd.	149,900	777,689
Mapletree Logistics Trust	336,978	402,028
Mapletree Pan Asia Commercial Trust	233,600	307,139
Oversea-Chinese Banking Corp., Ltd.	348,600	3,009,808
Singapore Airlines, Ltd.#†	137,949	523,955
Singapore Exchange, Ltd.	88,300	598,656
Singapore Technologies Engineering, Ltd.	161,000	428,964
Singapore Telecommunications, Ltd.	850,000	1,590,570
United Overseas Bank, Ltd.	121,500	2,371,215
UOL Group, Ltd.†	47,900	236,992
Venture Corp., Ltd.	28,552	372,701
Wilmar International, Ltd.	197,700	570,466
		18,327,808
Spain — 2.2%
Acciona SA	2,541	496,950
ACS Actividades de Construccion y Servicios SA	24,266	540,428
Aena SME SA*†	7,721	946,554
Amadeus IT Group SA†	46,377	2,446,940
Banco Bilbao Vizcaya Argentaria SA	686,423	3,074,176
Banco Santander SA†	1,785,127	4,326,207
CaixaBank SA	456,391	1,375,128
Cellnex Telecom SA*	55,947	2,172,987
EDP Renovaveis SA	29,666	718,909
Enagas SA#	25,654	468,250
Endesa SA	32,698	560,774
Ferrovial SA	49,652	1,241,955
Grifols SA#†	30,707	370,083
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	611,849	$ 6,367,136
Industria de Diseno Textil SA	112,295	2,423,398
Naturgy Energy Group SA#	14,973	412,287
Red Electrica Corp. SA	41,776	763,646
Repsol SA	149,376	1,942,973
Siemens Gamesa Renewable Energy SA†	24,573	441,830
Telefonica SA#	570,157	2,354,329
		33,444,940
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	273,269	228,053
HKT Trust & HKT, Ltd.	390,000	523,159
Unibail-Rodamco-Westfield†	12,128	623,121
		1,374,333
Sweden — 2.9%
Alfa Laval AB	30,227	806,932
Alleima AB†	21,953	88,140
Assa Abloy AB, Class B	103,181	2,091,757
Atlas Copco AB, Class A	276,510	2,809,829
Atlas Copco AB, Class B†	160,690	1,461,933
Boliden AB	28,157	902,923
Electrolux AB, Class B	23,248	294,592
Embracer Group AB†	65,761	409,669
Epiroc AB, Class A	67,857	1,039,056
Epiroc AB, Class B	40,129	546,519
EQT AB	30,437	679,597
Essity AB, Class B	62,694	1,391,353
Evolution AB*	18,823	1,507,957
Fastighets AB Balder, Class B†	65,034	359,357
Getinge AB, Class B	23,529	436,520
Hennes & Mauritz AB, Class B	75,184	781,788
Hexagon AB, Class B	200,374	2,047,734
Holmen AB	9,657	414,461
Husqvarna AB, Class B	43,128	290,210
Industrivarden AB, Class A	13,429	297,577
Industrivarden AB, Class C†	15,855	347,860
Indutrade AB	28,118	521,109
Investment AB Latour, Class B	15,260	301,142
Investor AB, Class A	51,332	852,445
Investor AB, Class B	187,565	2,953,171
Kinnevik AB, Class B†	24,934	354,192
L E Lundbergforetagen AB, Class B	7,834	323,252
Lifco AB†	23,979	373,107
Nibe Industrier AB, Class B	156,013	1,461,938
Orron Energy AB	19,161	36,449
Sagax AB, Class B	19,594	422,596
Sandvik AB	109,763	1,714,469
Securitas AB, Class B	32,274	282,278
Sinch AB*†	57,413	110,888
Skandinaviska Enskilda Banken AB, Class A	167,544	1,672,129
Skanska AB, Class B	35,023	517,525
SKF AB, Class B	39,464	592,753
Svenska Cellulosa AB SCA, Class B	62,371	935,848
Svenska Handelsbanken AB, Class A	150,153	1,230,124
Swedbank AB, Class A	93,227	1,205,574
Swedish Match AB	162,653	1,633,510
Swedish Orphan Biovitrum AB†	17,389	383,739
Tele2 AB, Class B	58,433	622,223
Telefonaktiebolaget LM Ericsson, Class B	300,472	2,246,193
Telia Co. AB	273,653	962,892
Volvo AB, Class A	20,581	343,041

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, Class B	155,381	$ 2,462,077
Volvo Car AB, Class B†	61,345	372,973
		43,893,401
Switzerland — 9.6%
ABB, Ltd.	169,088	4,662,258
Adecco Group AG	16,611	524,847
Alcon, Inc.	51,442	3,381,100
Bachem Holding AG#	3,188	220,213
Baloise Holding AG	4,715	680,110
Barry Callebaut AG	368	752,311
Chocoladefabriken Lindt & Spruengli AG†	10	1,088,830
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	110	1,162,631
Cie Financiere Richemont SA	53,737	6,000,682
Clariant AG	22,239	410,457
Coca-Cola HBC AG	20,718	473,510
Credit Suisse Group AG	272,880	1,408,803
EMS-Chemie Holding AG	723	506,176
Geberit AG	3,693	1,704,079
Givaudan SA	951	3,028,772
Holcim AG	57,066	2,536,388
Julius Baer Group, Ltd.	22,774	1,098,449
Kuehne & Nagel International AG	5,594	1,290,278
Logitech International SA#	17,807	884,597
Lonza Group AG	7,666	4,075,556
Nestle SA	289,789	33,937,162
Novartis AG	225,550	18,198,610
Partners Group Holding AG	2,337	2,249,315
Roche Holding AG	72,325	23,294,111
Roche Holding AG (BR)	2,746	1,049,273
Schindler Holding AG	2,417	407,420
Schindler Holding AG (Participation Certificate)	4,192	728,560
SGS SA	656	1,443,772
Sika AG	14,976	3,351,823
Sonova Holding AG	5,528	1,457,199
Straumann Holding AG	11,474	1,257,000
Swatch Group AG	5,406	246,436
Swatch Group AG (BR)	2,981	723,245
Swiss Life Holding AG	3,245	1,695,525
Swiss Prime Site AG	7,898	680,183
Swiss Re AG	31,051	2,413,619
Swisscom AG	2,667	1,379,122
Temenos AG	6,540	535,181
UBS Group AG	362,087	5,719,033
VAT Group AG*	2,778	662,453
Zurich Insurance Group AG	15,489	6,860,685
		144,179,774
United Kingdom — 13.5%
3i Group PLC	100,189	1,407,772
Abrdn PLC	224,773	381,151
Admiral Group PLC	18,503	455,379
Anglo American PLC	130,856	4,202,466
Antofagasta PLC	40,596	516,961
Ashtead Group PLC	45,792	2,249,216
Associated British Foods PLC	36,674	647,314
AstraZeneca PLC	159,504	19,738,397
Auto Trader Group PLC*	97,295	733,696
AVEVA Group PLC#	12,417	403,396
Aviva PLC	291,251	1,410,665
BAE Systems PLC	323,911	2,918,951
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Barclays PLC	1,724,997	$ 3,289,143
Barratt Developments PLC	105,266	521,292
Berkeley Group Holdings PLC	11,538	488,228
BP PLC	2,004,615	10,234,273
British American Tobacco PLC	224,120	8,977,395
British Land Co. PLC	90,744	452,422
BT Group PLC	715,311	1,251,560
Bunzl PLC	34,733	1,152,349
Burberry Group PLC	41,154	833,430
Coca-Cola Europacific Partners PLC	21,139	1,039,405
Compass Group PLC	183,679	3,950,546
Croda International PLC	14,363	1,119,070
Diageo PLC	238,362	10,404,912
GSK PLC	418,663	6,706,227
Haleon PLC†	523,328	1,573,680
Halma PLC	39,082	939,889
Hargreaves Lansdown PLC	36,667	346,599
Hikma Pharmaceuticals PLC	17,839	271,932
HSBC Holdings PLC	2,084,858	12,827,643
Imperial Brands PLC	92,947	2,042,181
Informa PLC	153,919	975,935
InterContinental Hotels Group PLC	18,944	1,027,038
Intertek Group PLC	16,615	762,989
J Sainsbury PLC	179,883	424,746
JD Sports Fashion PLC	265,832	348,004
Johnson Matthey PLC	19,289	450,615
Kingfisher PLC	211,000	566,289
Land Securities Group PLC	72,515	546,312
Legal & General Group PLC	614,625	1,794,313
Lloyds Banking Group PLC	7,308,267	3,708,168
London Stock Exchange Group PLC	33,874	3,180,430
M&G PLC	267,647	606,636
Melrose Industries PLC	450,118	710,279
Mondi PLC	49,986	846,834
National Grid PLC	375,224	4,693,157
NatWest Group PLC	537,159	1,535,716
Next PLC	13,617	916,194
Ocado Group PLC†	50,293	423,216
Pearson PLC	70,158	702,743
Persimmon PLC	32,861	562,185
Phoenix Group Holdings PLC	77,174	539,296
Prudential PLC	282,729	2,955,751
Reckitt Benckiser Group PLC	73,587	5,671,298
RELX PLC	199,050	5,213,858
Rentokil Initial PLC	191,409	1,155,863
Rio Tinto PLC	115,648	6,384,883
Rolls-Royce Holdings PLC†	861,400	768,375
Sage Group PLC	104,791	867,905
Schroders PLC	12,813	398,558
Segro PLC	123,786	1,351,609
Severn Trent PLC	25,747	832,949
Shell PLC	783,253	20,752,904
Smith & Nephew PLC	90,545	1,065,226
Smiths Group PLC	39,853	687,766
Spirax-Sarco Engineering PLC	7,578	923,781
SSE PLC	109,724	2,092,500
St. James's Place PLC	55,660	711,850
Standard Chartered PLC	268,408	1,861,944
Taylor Wimpey PLC	375,623	470,721
Tesco PLC	785,742	2,268,226
Unilever PLC	131,738	5,980,507
Unilever PLC	131,900	6,015,239
United Utilities Group PLC	70,197	861,083

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Vodafone Group PLC	2,773,286	$ 3,720,632
Whitbread PLC	20,795	603,612
		202,425,675
Total Common Stocks (cost $1,380,014,728)		1,388,887,107
UNAFFILIATED INVESTMENT COMPANIES — 2.4%
United States — 2.4%
iShares MSCI EAFE ETF# (cost $43,943,222)	570,800	35,218,360
WARRANTS† — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023 (cost $0)	94,272	60,759
RIGHTS† — 0.0%
Australia — 0.0%
Australia & New Zealand Banking Group, Ltd. Expires 08/15/2022 (cost $0)	17,893	48,116
Total Long-Term Investment Securities (cost $1,423,957,950)		1,424,214,342
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(2)(3)	42,991,033	42,991,033
U.S. Government — 0.7%
United States Treasury Bills
0.26%, 12/01/2022(4)	$ 2,000,000	1,985,483
1.09%, 02/23/2023(4)	2,000,000	1,968,766
1.11%, 02/23/2023(4)	100,000	98,438
1.20%, 02/23/2023(4)	500,000	492,191
1.91%, 05/18/2023(4)	200,000	195,532
1.93%, 04/20/2023(4)	100,000	98,046
1.97%, 04/20/2023(4)	500,000	490,231
2.01%, 04/20/2023(4)	100,000	98,046
2.70%, 06/15/2023(4)	5,500,000	5,360,018
2.79%, 06/15/2023(4)	250,000	243,637
2.82%, 05/18/2023(4)	10,000	9,777
2.86%, 05/18/2023(4)	500,000	488,831
		11,528,996
Total Short-Term Investments (cost $54,589,508)		54,520,029
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 3.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $53,106,784 and collateralized by $61,676,500 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $54,168,274 (cost $53,106,121)	$53,106,121	$ 53,106,121
TOTAL INVESTMENTS (cost $1,531,653,579)	102.4%	1,531,840,492
Other assets less liabilities	(2.4)	(35,537,393)
NET ASSETS	100.0%	$1,496,303,099
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $21,188,871 representing 1.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2022.
(3)	At August 31, 2022, the Fund had loaned securities with a total value of $60,427,841. This was secured by collateral of $42,991,033, which was received in cash and subsequently invested in short-term investments currently valued at $42,991,033 as reported in the Portfolio of Investments. Additional collateral of $20,067,818 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/29/2022 to 12/15/2022	$159,351
United States Treasury Notes/Bonds	0.13% to 5.37%	09/30/2022 to 05/15/2052	19,908,467
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
782	Long	MSCI EAFE Index	September 2022	$72,065,159	$71,439,610	$(625,549)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	9.6%
Pharmaceuticals	8.8
Food	4.7
Insurance	4.7

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Oil & Gas	4.5%
Short-Term Investments	3.6
Repurchase Agreements	3.6
Telecommunications	3.4
Auto Manufacturers	3.3
Mining	2.8
Chemicals	2.8
Electric	2.8
Semiconductors	2.7
Commercial Services	2.6
Unaffiliated Investment Companies	2.4
Apparel	2.1
Cosmetics/Personal Care	2.1
Healthcare-Products	2.0
Beverages	1.9
Machinery-Diversified	1.9
Transportation	1.7
Retail	1.6
Building Materials	1.6
Electronics	1.5
Distribution/Wholesale	1.4
Diversified Financial Services	1.2
Software	1.2
Aerospace/Defense	1.2
Computers	1.2
Internet	1.1
Real Estate	1.0
Biotechnology	1.0
REITS	0.9
Engineering & Construction	0.9
Agriculture	0.9
Electrical Components & Equipment	0.9
Healthcare-Services	0.9
Machinery-Construction & Mining	0.8
Home Furnishings	0.8
Miscellaneous Manufacturing	0.8
Entertainment	0.7
Auto Parts & Equipment	0.7
Household Products/Wares	0.6
Forest Products & Paper	0.5
Private Equity	0.5
Investment Companies	0.4
Iron/Steel	0.4
Toys/Games/Hobbies	0.4
Media	0.4
Food Service	0.4
Gas	0.4
Office/Business Equipment	0.3
Water	0.3
Home Builders	0.2
Hand/Machine Tools	0.2
Lodging	0.2
Advertising	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Metal Fabricate/Hardware	0.1
Holding Companies-Diversified	0.1
Pipelines	0.1
102.4%
*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$112,272,291	$2,601	$112,274,892
Cayman Islands	2,907,083	7,314,069	—	10,221,152
Israel	3,735,232	7,929,239	—	11,664,471
Netherlands	610,753	75,040,509	—	75,651,262
Sweden	88,140	43,805,261	—	43,893,401
United Kingdom	2,613,085	199,812,590	—	202,425,675
Other Countries	—	932,756,254	—	932,756,254
Unaffiliated Investment Companies	35,218,360	—	—	35,218,360
Warrants	60,759	—	—	60,759
Rights	48,116	—	—	48,116
Short-Term Investments:
U.S. Government	—	11,528,996	—	11,528,996
Other Short-Term Investments	42,991,033	—	—	42,991,033
Repurchase Agreements	—	53,106,121	—	53,106,121
Total Investments at Value	$88,272,561	$1,443,565,330	$2,601	$1,531,840,492
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$625,549	$—	$—	$625,549
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.3%
Bermuda — 0.3%
Inkia Energy, Ltd.
5.88%, 11/09/2027	$ 400,000	$ 379,642
British Virgin Islands — 0.3%
Yunda Holding Investment, Ltd.
2.25%, 08/19/2025	420,000	375,934
Cayman Islands — 1.0%
ABQ Finance, Ltd.
3.13%, 09/24/2024	370,000	362,600
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	205,594
QNB Finance, Ltd.
1.38%, 01/26/2026	390,000	354,900
Termocandelaria Power, Ltd.
7.88%, 01/30/2029	348,500	325,220
		1,248,314
Chile — 0.9%
Agrosuper SA
4.60%, 01/20/2032	300,000	253,757
Banco de Credito e Inversiones SA
3.50%, 10/12/2027	510,000	480,675
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	400,000	342,000
		1,076,432
China — 0.3%
China Minmetals Corp.
3.75%, 11/13/2022(1)	430,000	429,463
Colombia — 0.5%
Ecopetrol SA
5.38%, 06/26/2026	175,000	164,336
6.88%, 04/29/2030	300,000	278,847
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031*	240,000	191,856
		635,039
India — 0.3%
ReNew Power, Ltd.
6.45%, 09/27/2022	430,000	427,312
Jersey — 0.3%
Galaxy Pipeline Assets Bidco, Ltd.
2.63%, 03/31/2036	400,000	336,500
Luxembourg — 0.3%
Minerva Luxembourg SA
4.38%, 03/18/2031*	400,000	332,884
Malaysia — 0.5%
Petronas Capital, Ltd.
3.50%, 03/18/2025#	400,000	394,679
3.50%, 04/21/2030	300,000	287,687
		682,366
Mauritius — 0.2%
India Clean Energy Holdings
4.50%, 04/18/2027	400,000	303,051
Mexico — 0.9%
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/2051*	250,000	184,125
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Petroleos Mexicanos
6.63%, 06/15/2035 to 06/15/2038	$ 990,000	$ 695,385
6.75%, 09/21/2047	500,000	315,305
		1,194,815
Netherlands — 0.8%
Braskem Netherlands Finance BV
4.50%, 01/31/2030	300,000	266,250
Minejesa Capital BV
5.63%, 08/10/2037	250,000	205,268
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	420,000	345,719
Prosus NV
4.99%, 01/19/2052	300,000	216,042
		1,033,279
Peru — 0.8%
Auna SAA
6.50%, 11/20/2025	380,000	329,228
Banco de Credito del Peru SA
3.13%, 07/01/2030*	500,000	459,946
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	278,625
		1,067,799
Singapore — 0.6%
BOC Aviation, Ltd.
2.63%, 09/17/2030*	580,000	488,559
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039	255,960	246,180
		734,739
United Arab Emirates — 0.3%
DP World, Ltd.
4.70%, 09/30/2049	400,000	345,000
Total Corporate Bonds & Notes (cost $11,819,700)		10,602,569
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.0%
United States — 34.0%
United States Treasury Bonds
1.25%, 05/15/2050	1,400,000	869,805
1.38%, 11/15/2040	1,000,000	706,523
1.88%, 02/15/2041	1,000,000	769,297
2.38%, 05/15/2051	1,000,000	826,992
2.50%, 02/15/2045	500,000	415,195
2.88%, 05/15/2049 to 05/15/2052	1,400,000	1,290,985
3.00%, 02/15/2047	1,200,000	1,093,688
3.13%, 08/15/2044	900,000	835,559
3.38%, 05/15/2044 to 11/15/2048	1,150,000	1,125,838
3.75%, 11/15/2043	500,000	513,984
United States Treasury Notes
0.25%, 07/31/2025	1,500,000	1,366,992
0.50%, 06/30/2027	1,500,000	1,312,148
0.63%, 08/15/2030	1,000,000	822,500
0.75%, 03/31/2026	2,000,000	1,819,375
0.88%, 01/31/2024	2,300,000	2,217,883
1.13%, 02/28/2027	700,000	635,961
1.25%, 08/15/2031	1,000,000	853,555
1.50%, 11/30/2024 to 02/15/2030	3,000,000	2,776,992
2.00%, 08/15/2025	2,000,000	1,917,578
2.13%, 03/31/2024	3,500,000	3,429,180
2.13%, 05/15/2025#	500,000	482,656
2.25%, 11/15/2024 to 11/15/2025#	4,100,000	3,966,144

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
2.25%, 11/15/2027		$ 600,000	$ 569,367
2.38%, 08/15/2024#		2,050,000	2,008,680
2.38%, 05/15/2027		1,200,000	1,149,281
2.50%, 08/15/2023 to 05/15/2024		3,200,000	3,159,727
2.75%, 11/15/2023 to 02/15/2028		4,200,000	4,131,762
2.88%, 08/15/2028		1,500,000	1,463,320
3.13%, 11/15/2028		1,200,000	1,187,391
Total U.S. Government & Agency Obligations (cost $48,052,522)			43,718,358
FOREIGN GOVERNMENT OBLIGATIONS — 53.5%
Angola — 0.9%
Republic of Angola
8.25%, 05/09/2028		700,000	606,270
8.75%, 04/14/2032*		390,000	318,989
8.75%, 04/14/2032		300,000	245,376
			1,170,635
Argentina — 0.5%
Republic of Argentina
1.50%, 07/09/2035(2)		2,100,000	472,464
3.88%, 01/09/2038(2)		650,000	181,997
			654,461
Australia — 0.8%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	600,000	353,937
3.25%, 04/21/2025	AUD	1,000,000	684,876
			1,038,813
Austria — 1.1%
Republic of Austria
0.75%, 10/20/2026*	EUR	1,400,000	1,360,764
Bahrain — 0.9%
Kingdom of Bahrain
4.25%, 01/25/2028*		540,000	490,136
4.25%, 01/25/2028		500,000	453,830
6.25%, 01/25/2051		350,000	262,717
			1,206,683
Belgium — 1.5%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	1,000,000	947,367
1.00%, 06/22/2031*	EUR	1,000,000	926,874
			1,874,241
Brazil — 0.2%
Federative Republic of Brazil
5.63%, 01/07/2041		300,000	256,179
Canada — 1.7%
Government of Canada
0.25%, 04/01/2024	CAD	1,500,000	1,083,609
1.00%, 09/01/2026	CAD	550,000	382,815
1.25%, 03/01/2025	CAD	1,000,000	719,565
			2,185,989
Chile — 0.5%
Republic of Chile
2.75%, 01/31/2027		400,000	370,654
3.50%, 04/15/2053		400,000	286,548
			657,202
Security Description		Shares or Principal Amount	Value

Colombia — 1.0%
Republic of Colombia
3.13%, 04/15/2031		$ 800,000	$ 602,662
4.50%, 03/15/2029		500,000	436,477
5.00%, 06/15/2045		400,000	268,528
			1,307,667
Dominican Republic — 1.1%
Dominican Republic
5.50%, 02/22/2029*		500,000	456,064
5.50%, 02/22/2029		300,000	273,638
5.88%, 01/30/2060		1,000,000	706,689
			1,436,391
Ecuador — 1.0%
Republic of Ecuador
1.50%, 07/31/2040(2)		1,250,000	437,500
2.50%, 07/31/2035(2)		1,475,000	567,593
5.50%, 07/31/2030(2)		500,000	262,964
			1,268,057
Egypt — 1.1%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	500,000	336,598
7.50%, 01/31/2027 to 02/16/2061		1,000,000	686,924
7.63%, 05/29/2032		630,000	441,686
			1,465,208
Finland — 0.4%
Republic of Finland
0.50%, 09/15/2028*	EUR	600,000	558,815
France — 3.2%
Government of France
0.75%, 11/25/2028	EUR	1,000,000	946,995
1.25%, 05/25/2034 to 05/25/2036	EUR	1,500,000	1,323,696
1.75%, 05/25/2066*	EUR	250,000	199,758
5.50%, 04/25/2029	EUR	450,347	557,739
6.00%, 10/25/2025	EUR	1,000,000	1,145,079
			4,173,267
Germany — 4.8%
Federal Republic of Germany
Zero Coupon, 05/15/2035	EUR	1,500,000	1,228,470
0.25%, 08/15/2028	EUR	800,000	752,764
0.50%, 02/15/2026 to 02/15/2028	EUR	2,800,000	2,708,675
2.50%, 08/15/2046	EUR	500,000	591,280
4.75%, 07/04/2034	EUR	50,000	67,746
5.50%, 01/04/2031	EUR	600,000	795,560
			6,144,495
Ghana — 0.1%
Republic of Ghana
8.75%, 03/11/2061*		314,000	107,545
Guatemala — 0.8%
Republic of Guatemala
4.90%, 06/01/2030		1,150,000	1,092,447
Hungary — 0.3%
Republic of Hungary
3.13%, 09/21/2051		600,000	374,760
Indonesia — 1.2%
Republic of Indonesia
3.05%, 03/12/2051#		500,000	382,757
3.85%, 10/15/2030#		600,000	586,793

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
4.13%, 01/15/2025		$ 400,000	$ 400,532
8.50%, 10/12/2035		100,000	128,797
			1,498,879
Ireland — 0.5%
Republic of Ireland
1.00%, 05/15/2026	EUR	600,000	591,508
Italy — 2.6%
Republic of Italy
1.25%, 12/01/2026	EUR	1,000,000	942,020
2.00%, 02/01/2028	EUR	500,000	475,090
2.70%, 03/01/2047*	EUR	500,000	407,037
2.80%, 12/01/2028	EUR	400,000	392,430
3.00%, 08/01/2029	EUR	190,000	186,858
4.75%, 09/01/2028*	EUR	150,000	163,171
6.00%, 05/01/2031	EUR	600,000	711,770
			3,278,376
Ivory Coast — 0.8%
Republic of Ivory Coast
6.13%, 06/15/2033		600,000	505,904
6.38%, 03/03/2028		550,000	513,359
			1,019,263
Japan — 9.2%
Government of Japan
0.10%, 06/20/2030 to 12/20/2031	JPY	610,000,000	4,350,702
1.50%, 06/20/2032 to 03/20/2034	JPY	190,000,000	1,539,723
1.70%, 09/20/2032	JPY	130,000,000	1,069,504
2.00%, 09/20/2040 to 09/20/2041	JPY	185,000,000	1,604,012
2.20%, 03/20/2051	JPY	33,000,000	296,555
2.30%, 12/20/2036 to 03/20/2039	JPY	330,000,000	2,960,877
			11,821,373
Jordan — 0.3%
Kingdom of Jordan
7.75%, 01/15/2028*		400,000	395,880
Kazakhstan — 0.4%
Republic of Kazakhstan
6.50%, 07/21/2045		500,000	502,850
Morocco — 0.3%
Kingdom of Morocco
3.00%, 12/15/2032		500,000	373,750
Netherlands — 0.7%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	1,000,000	912,967
Nigeria — 0.2%
Federal Republic of Nigeria
7.88%, 02/16/2032		400,000	288,048
Norway — 0.4%
Kingdom of Norway
3.00%, 03/14/2024*	NOK	5,000,000	499,917
Oman — 0.7%
Sultanate of Oman
5.38%, 03/08/2027		620,000	612,290
6.75%, 10/28/2027		300,000	312,826
			925,116
Security Description		Shares or Principal Amount	Value

Panama — 1.2%
Republic of Panama
2.25%, 09/29/2032		$ 1,000,000	$ 777,293
3.87%, 07/23/2060		200,000	137,611
4.50%, 04/01/2056		500,000	386,306
6.70%, 01/26/2036		200,000	215,007
			1,516,217
Paraguay — 0.5%
Republic of Paraquay
4.95%, 04/28/2031		700,000	673,519
Peru — 0.3%
Republic of Peru
2.78%, 01/23/2031		200,000	170,296
4.13%, 08/25/2027		225,000	220,711
			391,007
Poland — 1.1%
Republic of Poland
2.25%, 10/25/2024	PLN	2,500,000	483,519
2.50%, 07/25/2026	PLN	5,000,000	911,809
			1,395,328
Qatar — 1.5%
State of Qatar
3.25%, 06/02/2026		300,000	296,580
3.40%, 04/16/2025*		480,000	476,688
4.40%, 04/16/2050*		880,000	862,294
4.40%, 04/16/2050		300,000	293,964
			1,929,526
Romania — 0.7%
Government of Romania
5.25%, 11/25/2027*		320,000	310,638
6.13%, 01/22/2044		660,000	624,134
			934,772
Saudi Arabia — 1.1%
Kingdom of Saudi Arabia
3.25%, 10/22/2030#		600,000	578,406
3.45%, 02/02/2061		300,000	230,029
4.63%, 10/04/2047		600,000	565,860
			1,374,295
Senegal — 0.2%
Republic of Senegal
6.25%, 05/23/2033		350,000	283,500
South Africa — 0.9%
Republic of South Africa
4.30%, 10/12/2028		500,000	443,200
5.38%, 07/24/2044		400,000	286,401
7.30%, 04/20/2052		500,000	414,804
			1,144,405
Spain — 2.9%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	500,000	302,485
1.30%, 10/31/2026*	EUR	1,000,000	983,897
1.40%, 04/30/2028*	EUR	500,000	484,157
1.45%, 10/31/2027*	EUR	600,000	585,912
1.95%, 07/30/2030*	EUR	1,000,000	974,593
6.00%, 01/31/2029	EUR	300,000	370,650
			3,701,694

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sweden — 0.4%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	6,000,000	$ 523,135
Turkey — 0.2%
Republic of Turkey
6.88%, 03/17/2036		$ 300,000	224,955
United Arab Emirates — 0.8%
Emirate of Abu Dhabi
3.13%, 10/11/2027 to 04/16/2030		850,000	833,991
3.88%, 04/16/2050*		215,000	194,866
			1,028,857
United Kingdom — 2.5%
United Kingdom Gilt Treasury
0.88%, 10/22/2029 to 01/31/2046	GBP	1,400,000	1,283,103
1.25%, 07/22/2027	GBP	850,000	919,701
3.25%, 01/22/2044	GBP	400,000	467,440
3.75%, 07/22/2052	GBP	200,000	262,661
4.25%, 12/07/2055	GBP	200,000	292,423
			3,225,328
Total Foreign Government Obligations (cost $84,299,499)			68,788,084
Total Long-Term Investment Securities (cost $144,171,721)			123,109,011
SHORT-TERM INVESTMENTS — 1.2%
Unaffiliated Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(3)(4) (cost $1,517,710)		1,517,710	1,517,710
TOTAL INVESTMENTS (cost $145,689,431)		97.0%	124,626,721
Other assets less liabilities		3.0	3,869,973
NET ASSETS		100.0%	$128,496,694
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $14,783,778 representing 11.5% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2022.
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $7,968,796. This was secured by collateral of $1,517,710, which was received in cash and subsequently invested in short-term investments currently valued at $1,517,710 as reported in the Portfolio of Investments. Additional collateral of $6,837,672 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
Federal Home Loan Mtg. Corp.	1.50% to 5.00%	06/25/2033 to 08/25/2052	$2,626,278
Federal National Mtg. Assoc.	1.50% to 9.00%	09/01/2022 to 09/01/2057	2,580,051
Government National Mtg. Assoc.	1.10% to 4.00%	01/16/2061 to 12/16/2063	1,631,343
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	53.5%
U.S. Government & Agency Obligations	34.0
Electric	1.8
Oil & Gas	1.6
Banks	1.6
Short-Term Investments	1.2
Food	0.5
Diversified Financial Services	0.4
Engineering & Construction	0.3
Energy-Alternate Sources	0.3
Transportation	0.3
Commercial Services	0.3
Forest Products & Paper	0.3
Pipelines	0.3
Healthcare-Services	0.2

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Chemicals	0.2%
Internet	0.2
97.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,602,569	$—	$10,602,569
U.S. Government & Agency Obligations	—	43,718,358	—	43,718,358
Foreign Government Obligations	—	68,788,084	—	68,788,084
Short-Term Investments	1,517,710	—	—	1,517,710
Total Investments at Value	$1,517,710	$123,109,011	$—	$124,626,721
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.0%
Bermuda — 5.8%
AutoStore Holdings, Ltd.*#†	1,418,451	$ 1,876,786
Brookfield Infrastructure Partners LP	472,232	19,829,022
		21,705,808
Canada — 8.9%
Brookfield Asset Management, Inc., Class A	390,646	18,793,979
Canada Goose Holdings, Inc.#†	536,874	9,669,101
Shopify, Inc., Class A†	160,841	5,090,617
		33,553,697
Cayman Islands — 0.9%
Grab Holdings, Ltd., Class A†	1,237,441	3,526,707
China — 2.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	725,585	8,455,356
Denmark — 10.2%
Chr. Hansen Holding A/S	149,196	8,694,176
DSV A/S	201,450	29,757,663
		38,451,839
France — 7.1%
Hermes International	15,313	19,632,370
Pernod Ricard SA	39,159	7,194,056
		26,826,426
Germany — 7.2%
adidas AG	107,550	16,022,374
HelloFresh SE†	187,018	4,482,563
Puma SE	109,907	6,734,967
		27,239,904
Hong Kong — 2.5%
AIA Group, Ltd.	969,318	9,347,818
India — 7.1%
HDFC Bank, Ltd.	1,457,494	26,898,722
Italy — 4.9%
Moncler SpA	409,273	18,321,796
Japan — 4.8%
Change, Inc.#	132,100	1,774,126
Keyence Corp.	43,600	16,412,165
		18,186,291
Netherlands — 10.0%
Adyen NV*†	6,465	9,951,124
ASML Holding NV	35,450	17,190,045
Davide Campari-Milano NV#	1,086,443	10,664,924
		37,806,093
Sweden — 2.5%
Evolution AB*	72,679	5,822,494
Vitrolife AB	158,590	3,784,652
		9,607,146
Security Description	Shares or Principal Amount	Value

Switzerland — 6.5%
Chocoladefabriken Lindt & Spruengli AG†	49	$ 5,335,266
Kuehne & Nagel International AG	40,424	9,323,952
Straumann Holding AG	88,118	9,653,503
		24,312,721
Taiwan — 4.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,118,000	18,285,185
United Kingdom — 4.8%
Diageo PLC	173,534	7,575,058
Rightmove PLC	1,486,320	10,446,319
		18,021,377
United States — 3.7%
Grab Holdings, Ltd.	478,823	1,364,646
MercadoLibre, Inc.†	14,528	12,426,670
		13,791,316
Total Long-Term Investment Securities (cost $359,075,074)		354,338,202
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(1)(2) (cost $488,629)	488,629	488,629
TOTAL INVESTMENTS (cost $359,563,703)	94.1%	354,826,831
Other assets less liabilities	5.9	22,079,212
NET ASSETS	100.0%	$376,906,043
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $17,650,404 representing 4.7% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $8,548,483. This was secured by collateral of $488,629, which was received in cash and subsequently invested in short-term investments currently valued at $488,629 as reported in the Portfolio of Investments. Additional collateral of $8,551,431 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 12/15/2022	$194,874
United States Treasury Notes/Bonds	0.13% to 1.62%	09/30/2022 to 05/15/2052	8,356,557

Industry Allocation*
Apparel	13.8%
Transportation	10.4
Semiconductors	9.5
Internet	8.3
Banks	7.1
Beverages	6.7
Electric	5.3

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Private Equity	5.0%
Retail	4.9
Food	4.8
Machinery-Diversified	4.3
Commercial Services	2.6
Healthcare-Products	2.6
Insurance	2.5
Chemicals	2.3
Entertainment	1.5
Biotechnology	1.0
Computers	1.0
Software	0.4
Short-Term Investments	0.1
94.1%
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$19,829,022	$1,876,786	$—	$21,705,808
Canada	33,553,697	—	—	33,553,697
Cayman Islands	3,526,707	—	—	3,526,707
China	8,455,356	—	—	8,455,356
Japan	1,774,126	16,412,165	—	18,186,291
United States	13,791,316	—	—	13,791,316
Other Countries	—	255,119,027	—	255,119,027
Short-Term Investments	488,629	—	—	488,629
Total Investments at Value	$81,418,853	$273,407,978	$—	$354,826,831
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.7%
Australia — 3.6%
ALS, Ltd.	39,718	$ 321,339
Ansell, Ltd.	34,152	618,210
ASX, Ltd.#	4,408	235,084
AUB Group, Ltd.	94,859	1,430,725
carsales.com, Ltd.	20,204	308,849
Cedar Woods Properties, Ltd.†	67,143	207,314
Codan, Ltd.#	62,037	306,003
Deterra Royalties, Ltd.	135,424	385,764
HUB24, Ltd.#	160,962	2,603,566
Iluka Resources, Ltd.	90,581	647,412
Imdex, Ltd.	276,749	378,834
IPH, Ltd.	222,465	1,443,894
IRESS, Ltd.	53,718	411,266
Nick Scali, Ltd.†	14,041	105,480
Omni Bridgeway, Ltd.#†	197,282	613,647
Pinnacle Investment Management Group, Ltd.#	39,193	272,434
Pro Medicus, Ltd.#	77,557	2,862,459
Reliance Worldwide Corp, Ltd.	146,251	385,408
SEEK, Ltd.	25,995	366,349
Seven Group Holdings, Ltd.†	33,724	425,856
Steadfast Group, Ltd.	264,593	908,829
Tabcorp Holdings, Ltd.	67,937	44,496
Webjet, Ltd.#†	117,792	441,760
WiseTech Global, Ltd.	24,809	984,118
		16,709,096
Austria — 0.5%
Mayr-Melnhof Karton AG	4,674	699,112
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,489	1,480,474
		2,179,586
Belgium — 0.1%
Melexis NV	5,992	451,640
Bermuda — 1.5%
Cafe de Coral Holdings, Ltd.	552,000	789,919
China Resources Gas Group, Ltd.	243,200	946,696
Credicorp, Ltd.	1,564	201,584
DFI Retail Group Holdings, Ltd.	216,200	586,926
Golar LNG, Ltd.†	67,487	1,840,370
Hiscox, Ltd.	68,232	710,623
Midland Holdings, Ltd.†	1,360,000	119,267
Shangri-La Asia, Ltd.†	1,010,000	806,318
VTech Holdings, Ltd.	129,949	882,695
		6,884,398
Brazil — 2.8%
Arezzo Industria e Comercio SA	64,278	1,141,644
Cia de Saneamento Basico do Estado de Sao Paulo†	16,800	158,719
Cielo SA	1,358,477	1,436,188
Energisa SA	44,300	360,112
Equatorial Energia SA	69,800	324,420
Gerdau SA (Preference Shares)†	92,000	412,394
Hapvida Participacoes e Investimentos SA*	144,000	201,507
Hypera SA	49,501	409,813
Iguatemi SA	263,430	996,521
JHSF Participacoes SA	829,169	988,169
Localiza Rent a Car SA	35,700	417,360
Lojas Renner SA†	77,217	392,883
Magazine Luiza SA†	178,567	146,563
Multiplan Empreendimentos Imobiliarios SA	157,321	728,786
Petro Rio SA†	406,398	2,133,386
Rumo SA	95,106	369,463
Security Description	Shares or Principal Amount	Value

Brazil (continued)
Sendas Distribuidora SA	60,700	$ 214,569
SLC Agricola SA	132,555	1,238,308
Suzano SA	38,800	330,095
TOTVS SA†	66,600	365,491
Transmissora Alianca de Energia Eletrica SA	38,329	307,080
		13,073,471
British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc.	278,234	2,031,108
Canada — 6.7%
Agnico Eagle Mines, Ltd.	21,967	905,876
Aritzia, Inc.†	88,706	2,885,385
ATS Automation Tooling Systems, Inc.#†	242,989	7,422,788
Capital Power Corp.	143,899	5,582,407
Dollarama, Inc.	28,698	1,747,642
Enerplus Corp.	119,574	1,842,752
Granite Real Estate Investment Trust	112,041	6,364,076
Major Drilling Group International, Inc.†	254,854	1,727,035
TMX Group, Ltd.	6,556	658,420
Vermilion Energy, Inc.	78,483	2,096,306
		31,232,687
Cayman Islands — 2.6%
Afya, Ltd., Class A†	19,366	252,145
Airtac International Group	10,000	269,196
ASMPT, Ltd.	93,300	723,853
Burning Rock Biotech, Ltd. ADR#†	9,661	37,871
China Literature, Ltd.*#†	77,600	314,302
Chindata Group Holdings, Ltd. ADR#†	191,506	1,616,311
CIMC Enric Holdings, Ltd.	786,000	834,861
ESR Group, Ltd.*	228,800	640,748
Haitian International Holdings, Ltd.	481,000	1,179,744
Inter & Co., Inc. BDR	181,439	725,421
MGM China Holdings, Ltd.#†	2,404,800	1,242,714
Pacific Textiles Holdings, Ltd.†	1,318,000	494,728
Shenguan Holdings Group, Ltd.	414,000	17,929
Tingyi Cayman Islands Holding Corp.	454,000	807,083
Trip.com Group, Ltd.†	12,724	329,624
Vipshop Holdings, Ltd. ADR†	27,529	319,612
Xtep International Holdings, Ltd.	1,624,000	2,255,138
		12,061,280
Chile — 0.2%
Aguas Andinas SA, Class A	1,265,225	277,171
Banco Santander Chile†	5,518,113	221,648
Falabella SA†	104,701	246,726
		745,545
China — 0.2%
Guangzhou Kingmed Diagnostics Group Co., Ltd.	23,000	221,938
Zhejiang Supor Co., Ltd., Class A	79,000	524,529
		746,467
Colombia — 0.0%
Bancolombia SA ADR	6,490	178,151
Denmark — 1.7%
Carlsberg A/S, Class B	4,635	602,603
Demant A/S†	9,507	292,615
Dfds A/S	2,016	69,828
Drilling Co. of 1972 A/S†	45,869	2,172,072
Jyske Bank A/S†	66,447	3,321,059

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Royal Unibrew A/S	20,377	$ 1,527,381
SimCorp A/S	2,184	159,798
		8,145,356
Faroe Islands — 0.2%
Bakkafrost P/F	18,381	1,076,738
Finland — 0.5%
Valmet Oyj	95,114	2,408,836
France — 3.0%
Alten SA	4,495	554,544
Cie Plastic Omnium SA	10,859	201,966
IPSOS	52,212	2,377,411
Legrand SA	20,913	1,513,266
LISI	21,150	447,808
Rothschild & Co.	43,261	1,541,783
SEB SA	5,668	420,213
Sodexo SA	16,168	1,240,126
SOITEC†	21,466	3,037,730
Somfy SA	3,019	334,101
Verallia SA*	56,079	1,289,165
Virbac SA	3,064	1,136,928
		14,095,041
Germany — 4.7%
Amadeus Fire AG	4,922	491,766
CANCOM SE	14,750	413,074
CTS Eventim AG & Co. KGaA†	26,767	1,444,242
Evotec SE†	116,726	2,573,636
GEA Group AG	45,089	1,572,039
Gerresheimer AG	16,906	885,091
HUGO BOSS AG	45,981	2,513,058
K+S AG	111,784	2,549,609
LEG Immobilien SE	22,110	1,673,904
MTU Aero Engines AG	1,344	237,569
Rational AG	89	48,018
Salzgitter AG	67,894	1,674,058
Scout24 SE*	15,903	918,397
Steico SE	26,212	2,016,623
Symrise AG	25,103	2,632,321
TAG Immobilien AG	26,810	247,674
		21,891,079
Greece — 0.2%
Hellenic Telecommunications Organization SA†	54,324	863,825
Hong Kong — 0.5%
China Resources Beer Holdings Co., Ltd.	154,000	1,070,831
Swire Properties, Ltd.	231,000	532,825
Techtronic Industries Co., Ltd.	50,500	594,134
		2,197,790
India — 1.3%
Bharat Heavy Electricals, Ltd.†	490,911	359,519
CESC, Ltd.	1,051,380	1,061,767
Dabur India, Ltd.	85,791	626,609
Embassy Office Parks REIT	114,233	521,038
Hero MotoCorp, Ltd.†	20,028	708,847
Ipca Laboratories, Ltd.	52,432	594,574
Mahindra & Mahindra, Ltd.	45,827	745,418
MOIL, Ltd.	206,867	419,897
Security Description	Shares or Principal Amount	Value

India (continued)
Shriram Transport Finance Co., Ltd.	57,016	$ 955,854
Spencer's Retail, Ltd.†	24,052	23,712
		6,017,235
Indonesia — 0.7%
Indocement Tunggal Prakarsa Tbk PT	867,400	550,677
Kalbe Farma Tbk PT	10,898,700	1,230,904
United Tractors Tbk PT	590,100	1,341,591
		3,123,172
Ireland — 1.7%
DCC PLC	14,681	845,170
Flutter Entertainment PLC†	8,783	1,093,554
Glenveagh Properties PLC*†	3,133,166	3,189,770
Grafton Group PLC	187,712	1,574,401
Greencore Group PLC†	41,415	40,871
ICON PLC†	1,260	264,386
Kerry Group PLC, Class A	7,231	745,488
Kingspan Group PLC (ISE)	2,305	130,617
Kingspan Group PLC (LSE)	91	5,198
		7,889,455
Israel — 0.5%
Inmode, Ltd.†	74,475	2,378,732
Italy — 2.6%
Azimut Holding SpA	138,452	2,212,873
Buzzi Unicem SpA	14,530	243,916
Carel Industries SpA*	4,105	88,155
Cembre SpA†	18,963	497,048
Enav SpA*†	159,807	662,303
FinecoBank Banca Fineco SpA	30,849	334,436
Gruppo MutuiOnline SpA	5,225	129,103
Infrastrutture Wireless Italiane SpA*	43,697	406,333
Italgas SpA	207,801	1,071,219
Reply SpA#	33,605	3,970,783
Tinexta Spa	106,631	2,368,701
		11,984,870
Japan — 26.4%
ABC-Mart, Inc.#	6,400	257,123
Aeon Delight Co., Ltd.#	9,700	198,250
AEON Financial Service Co., Ltd.#	83,700	859,454
Air Water, Inc.	26,300	328,654
Amano Corp.	8,341	154,369
Amvis Holdings, Inc.	99,300	3,945,887
Arata Corp.†	5,100	151,013
Argo Graphics, Inc.†	22,500	625,300
Ariake Japan Co., Ltd.	4,200	142,647
As One Corp.	11,700	536,339
Asante, Inc.	5,700	67,806
Asics Corp.	246,400	4,514,257
Azbil Corp.	27,400	782,241
Bandai Namco Holdings, Inc.	1,900	142,498
Bank of Kyoto, Ltd.	14,700	572,796
BayCurrent Consulting, Inc.	9,300	2,745,461
BML, Inc.	19,800	506,730
Central Automotive Products, Ltd.†	1,900	31,101
Chiba Bank, Ltd.†	116,500	628,131
COMSYS Holdings Corp.#	12,700	236,268
Comture Corp.	21,900	383,072
Cosmos Pharmaceutical Corp.	2,200	231,799
Daifuku Co., Ltd.	2,700	157,199
Daikyonishikawa Corp.#	10,887	45,589

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiseki Co., Ltd.#	75,480	$ 2,259,041
Daito Pharmaceutical Co., Ltd.	21,000	400,452
Demae-Can Co., Ltd.#†	20,300	86,466
DeNA Co., Ltd.	11,200	153,151
Digital Garage, Inc.	11,700	326,939
Dip Corp.#†	90,600	2,342,492
DMG Mori Co., Ltd.	225,800	2,940,243
Doshisha Co., Ltd.	4,200	45,944
DTS Corp.	21,600	556,293
Eiken Chemical Co., Ltd.†	25,100	342,917
Elecom Co., Ltd.#†	28,100	342,172
Ezaki Glico Co., Ltd.†	15,200	395,460
Fuji Seal International, Inc.	55,200	613,162
Fuji Soft, Inc.†	11,200	655,894
Fujimi, Inc.	85,400	4,089,970
Fujitec Co., Ltd.†	47,700	960,031
Fukuda Denshi Co., Ltd.	10,400	571,918
Fukui Computer Holdings, Inc.	7,000	178,176
Fukuoka Financial Group, Inc.	236,800	4,222,462
Fukushima Galilei Co., Ltd.	20,400	532,676
FULLCAST Holdings Co., Ltd.	25,100	438,416
GungHo Online Entertainment, Inc.	10,700	177,746
Hamakyorex Co., Ltd.	3,600	82,075
Heian Ceremony Service Co., Ltd.†	12,100	67,257
Hirose Electric Co., Ltd.	3,000	426,055
Hogy Medical Co., Ltd.	3,000	75,009
IHI Corp.	152,900	4,085,269
Insource Co., Ltd.#	130,800	2,632,957
Inter Action Corp.#	15,600	206,921
Iriso Electronics Co., Ltd.	7,400	220,694
Iwatani Corp.	16,400	670,159
JAFCO Group Co., Ltd.†	8,400	121,533
Japan Exchange Group, Inc.	4,300	64,030
Japan Pure Chemical Co., Ltd.†	1,600	27,794
JCR Pharmaceuticals Co, Ltd.	65,000	1,006,614
JCU Corp.	28,100	664,798
Jeol, Ltd.	8,000	321,570
JGC Holdings Corp.	8,760	117,576
JM Holdings Co., Ltd.	8,600	98,435
JMDC, Inc.	56,500	2,694,507
Kakaku.com, Inc.	18,300	337,289
Kansai Paint Co., Ltd.	34,600	532,159
Katitas Co., Ltd.	86,100	2,070,981
Kato Sangyo Co., Ltd.†	21,300	523,545
Kawai Musical Instruments Manufacturing Co., Ltd.†	3,800	74,500
KH Neochem Co., Ltd.†	13,500	248,239
Kikkoman Corp.	3,800	232,357
Kissei Pharmaceutical Co, Ltd.	59,500	1,060,225
Kitanotatsujin Corp.	37,800	64,500
Kobayashi Pharmaceutical Co., Ltd.	9,200	523,207
Koito Manufacturing Co., Ltd.	21,300	726,654
Konami Group Corp.	2,700	136,779
Kureha Corp.	6,200	417,400
Lion Corp.	36,000	421,425
Mebuki Financial Group, Inc.	2,049,600	3,928,231
Medipal Holdings Corp.	25,300	346,380
Meitec Corp.	37,700	661,787
METAWATER Co., Ltd.	36,800	540,601
MISUMI Group, Inc.	7,700	189,051
Mitsubishi Pencil Co., Ltd.	7,900	79,372
Mitsui High-Tec, Inc.#	34,300	2,127,596
MonotaRO Co., Ltd.	22,900	411,571
Security Description	Shares or Principal Amount	Value

Japan (continued)
Morinaga & Co., Ltd.	29,100	$ 832,483
Nabtesco Corp.	27,300	647,344
Nakanishi, Inc.†	75,600	1,466,320
NGK Spark Plug Co., Ltd.	27,800	569,534
Nihon Kohden Corp.	17,300	395,443
Nihon Parkerizing Co., Ltd.	34,900	240,422
Nippon Television Holdings, Inc.	25,700	218,273
Nishimatsuya Chain Co., Ltd.	60,700	711,509
Nissei ASB Machine Co., Ltd.†	4,800	140,915
Nitto Denko Corp.	4,300	264,776
NOF Corp.	10,500	397,521
Nohmi Bosai, Ltd.†	22,200	262,817
NS Solutions Corp.	120,000	3,267,757
Obara Group, Inc.#†	3,900	92,262
OBIC Business Consultants Co., Ltd.	3,000	108,307
OBIC Co., Ltd.	24,400	3,624,100
Omron Corp.	5,700	299,844
Oracle Corp. Japan	8,700	519,595
PALTAC Corp.	15,800	455,464
Paramount Bed Holdings Co., Ltd.	45,400	856,217
Park24 Co., Ltd.†	11,900	169,659
Pasona Group, Inc.#†	20,400	305,832
PCA Corp.	46,500	347,797
Pole To Win Holdings, Inc.	56,900	413,076
Proto Corp.	37,900	304,532
Rakuten Group, Inc.#	3,800	18,356
Resona Holdings, Inc.	83,300	306,162
Rinnai Corp.	3,000	229,911
Ryohin Keikaku Co., Ltd.#	40,000	372,034
S Foods, Inc.	27,900	597,742
Sagami Rubber Industries Co., Ltd.	8,900	48,917
San-A Co, Ltd.	3,000	89,489
San-Ai Obbli Co., Ltd.†	103,500	818,221
Sankyu, Inc.	20,900	643,721
Santen Pharmaceutical Co., Ltd.	67,800	487,518
SCSK Corp.	27,900	455,813
Seino Holdings Co., Ltd.	123,600	982,382
Senko Group Holdings Co., Ltd.	21,500	147,055
Seria Co., Ltd.	6,200	121,140
SG Holdings Co., Ltd.	46,400	769,338
Shima Seiki Manufacturing, Ltd.	6,400	101,476
Shimadzu Corp.	20,900	612,419
Shimamura Co., Ltd.	2,000	181,558
Shizuoka Bank, Ltd.	103,300	597,438
SHO-BOND Holdings Co, Ltd.†	61,800	2,672,709
SK Kaken Co., Ltd.	3,800	1,005,278
SMS Co., Ltd.	116,900	2,675,404
Sohgo Security Services Co., Ltd.	18,900	489,794
Stanley Electric Co., Ltd.	29,000	534,215
Sugi Holdings Co., Ltd.	7,900	335,729
Sundrug Co., Ltd.	35,500	868,761
Suzuken Co., Ltd.	11,200	267,859
T Hasegawa Co., Ltd.	103,300	2,228,992
Taisei Lamick Co, Ltd.	7,500	152,699
Takasago International Corp.#†	5,400	107,498
Takuma Co., Ltd.	32,400	325,523
TBS Holdings, Inc.	30,100	348,402
TechnoPro Holdings, Inc.	181,800	4,086,343
Temairazu, Inc.	8,700	313,805
THK Co., Ltd.	4,000	81,234
TIS, Inc.†	18,700	535,899
Toei Co., Ltd.	2,700	356,447
Toho Co., Ltd.#	20,200	768,074

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toho Titanium Co., Ltd.#	172,900	$ 2,736,864
Tokyo Seimitsu Co., Ltd.†	71,500	2,391,373
Toshiba TEC Corp.	7,200	214,212
TOTO, Ltd.	4,300	148,319
Toyo Seikan Group Holdings, Ltd.	46,900	556,630
Trancom Co., Ltd.	3,000	164,231
TS Tech Co., Ltd.	33,400	373,941
Unicharm Corp.	29,300	1,018,639
USS Co., Ltd.	44,200	781,182
Yamato Holdings Co., Ltd.	62,900	981,307
Zenkoku Hosho Co, Ltd.†	6,200	204,873
Zojirushi Corp.#	5,800	66,539
ZOZO, Inc.	44,500	987,575
Zuken, Inc.†	18,600	469,584
		123,855,530
Jersey — 0.3%
Breedon Group PLC	2,420,156	1,676,687
Luxembourg — 0.6%
Allegro.eu SA*†	31,811	167,190
Befesa SA*	68,644	2,829,304
Eurofins Scientific SE	1,030	71,358
		3,067,852
Malaysia — 0.2%
Alliance Bank Malaysia Bhd	1,041,100	818,999
Mauritius — 0.3%
MakeMyTrip, Ltd.†	36,328	1,211,539
Mexico — 1.2%
Bolsa Mexicana de Valores SAB de CV	188,100	338,826
Corp Inmobiliaria Vesta SAB de CV	144,819	267,764
GCC SAB de CV	76,553	439,905
Genomma Lab Internacional SAB de CV, Class B	363,570	297,042
Gruma SAB de CV, Class B	22,934	250,724
Grupo Aeroportuario del Centro Norte SAB de CV	443,995	2,905,752
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,522	278,995
Grupo Aeroportuario del Sureste SAB de CV ADR	993	209,990
Operadora De Sites Mexicanos SAB de CV	244,500	243,329
Orbia Advance Corp SAB de CV	98,289	185,391
Prologis Property Mexico SA de CV	62,025	160,061
		5,577,779
Netherlands — 0.9%
Aalberts NV	10,785	395,050
ASM International NV	3,481	944,437
Euronext NV*	7,898	584,239
IMCD NV#	7,313	1,010,089
Just Eat Takeaway.com NV (LSE)*#†	2,547	42,375
Just Eat Takeaway.com NV (XAMS)*†	41,629	696,703
Wolters Kluwer NV	6,214	607,713
		4,280,606
New Zealand — 0.3%
Arvida Group, Ltd.	164,532	151,582
Auckland International Airport, Ltd.†	24,827	114,469
Freightways, Ltd.	72,503	452,439
Mainfreight, Ltd.	8,906	404,426
Ryman Healthcare, Ltd.†	55,188	308,899
		1,431,815
Norway — 1.9%
Aker Solutions ASA	1,118,099	4,382,876
Security Description	Shares or Principal Amount	Value

Norway (continued)
Borregaard ASA	3,971	$ 60,640
TOMRA Systems ASA	188,084	4,287,299
		8,730,815
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	13,536	72,012
Philippines — 0.4%
Metropolitan Bank & Trust Co.	924,672	863,947
Universal Robina Corp.	462,100	1,002,935
		1,866,882
Portugal — 0.2%
Galp Energia SGPS SA	77,712	840,409
NOS SGPS SA	75,514	278,308
		1,118,717
Russia — 0.0%
Detsky Mir PJSC*(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
		0
Singapore — 1.4%
Ascendas India Trust	426,500	347,393
Capitaland Investment, Ltd.	176,900	465,898
CDL Hospitality Trusts	15,472	13,709
City Developments, Ltd.	98,900	574,031
Mapletree Pan Asia Commercial Trust	349,500	459,525
SATS, Ltd.†	900,200	2,596,729
Singapore Technologies Engineering, Ltd.	420,300	1,119,837
Venture Corp., Ltd.	92,663	1,209,570
		6,786,692
South Africa — 1.1%
AVI, Ltd.	139,771	600,372
Motus Holdings, Ltd.	338,173	2,287,672
Transaction Capital, Ltd.	1,003,671	2,198,445
		5,086,489
South Korea — 3.0%
Amorepacific Corp.	7,151	653,320
CJ CheilJedang Corp.	5,756	1,747,250
Doosan Bobcat, Inc.	28,851	743,081
Douzone Bizon Co., Ltd.	15,525	416,659
Hansae Co., Ltd.#	104,224	1,223,596
Hite Jinro Co., Ltd.†	81,540	1,850,891
LEENO Industrial, Inc.†	25,755	2,741,301
LS Electric Co., Ltd.	21,717	902,315
NCSoft Corp.	1,604	450,598
OCI Co., Ltd.†	17,850	1,554,831
Orion Corp.	12,562	920,492
Samsung Fire & Marine Insurance Co., Ltd.†	5,910	859,512
		14,063,846
Spain — 1.8%
Amadeus IT Group SA†	24,856	1,311,451
Banco de Sabadell SA	3,040,301	2,085,965
Cellnex Telecom SA*#	50,139	1,947,403
Melia Hotels International SA†	378,519	2,297,529
Viscofan SA	13,292	745,969
		8,388,317
Sweden — 2.1%
Catena AB	82,164	3,375,963
Essity AB, Class B	30,241	671,131

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Fortnox AB	492,912	$ 2,187,295
Karnov Group AB†	42,038	225,664
MIPS AB	39,753	1,790,617
Saab AB, Series B	4,905	163,954
Swedish Match AB	112,695	1,131,786
Thule Group AB*	9,420	230,406
		9,776,816
Switzerland — 1.2%
DKSH Holding AG	1,604	119,138
Julius Baer Group, Ltd.	13,701	660,835
Kardex Holding AG†	3,183	558,859
Partners Group Holding AG	103	99,135
SIG Group AG	56,837	1,328,775
Sika AG	5,988	1,340,192
Sonova Holding AG	3,599	948,708
Straumann Holding AG	348	38,124
Temenos AG	2,910	238,131
VAT Group AG*	1,405	335,042
		5,666,939
Taiwan — 2.1%
Advantech Co., Ltd.†	69,571	741,854
Chroma ATE, Inc.	186,000	1,141,327
E.Sun Financial Holding Co., Ltd.	693,206	639,350
Eclat Textile Co., Ltd.	19,000	276,305
Kindom Development Co., Ltd.†	625,100	579,849
Lotes Co., Ltd.	106,000	2,511,447
Tripod Technology Corp.	237,000	779,977
Voltronic Power Technology Corp.	13,675	773,590
Wafer Works Corp.†	1,206,000	2,051,855
Win Semiconductors Corp.	100,000	579,252
		10,074,806
Thailand — 0.4%
AEON Thana Sinsap Thailand PCL†	87,100	395,339
Land & Houses PCL	6,239,400	1,522,953
		1,918,292
Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS†	74,335	81,556
United Kingdom — 10.7%
4imprint Group PLC†	3,297	145,284
Abcam PLC†	17,329	256,902
Admiral Group PLC	7,449	183,328
Allfunds Group PLC	22,416	175,842
Auto Trader Group PLC*	82,319	620,763
Babcock International Group PLC†	48,766	186,072
Bellway PLC	21,042	497,977
Big Yellow Group PLC	36,253	559,205
Britvic PLC	22,933	208,273
Bunzl PLC	27,094	898,907
Burberry Group PLC	20,105	407,156
Capricorn Energy PLC†	18,914	50,996
Coats Group PLC	187,259	130,458
Compass Group PLC	46,151	992,610
ConvaTec Group PLC*	132,723	334,456
Cranswick PLC	31,630	1,131,519
Croda International PLC	23,761	1,851,300
Dechra Pharmaceuticals PLC	78,708	3,181,369
EMIS Group PLC	17,117	374,715
Essentra PLC	314,105	724,112
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Forterra PLC*	536,100	$ 1,648,209
Future PLC	123,926	2,236,147
Great Portland Estates PLC	475,433	2,747,573
Greggs PLC	57,319	1,226,938
Halma PLC	20,707	497,986
Hargreaves Lansdown PLC	15,329	144,899
Helios Towers PLC†	108,083	155,777
Howden Joinery Group PLC	90,130	595,837
Ibstock PLC	159,982	351,654
Inchcape PLC	343,228	3,025,301
Intertek Group PLC	17,056	783,241
Johnson Service Group PLC†	69,058	76,981
Keywords Studios PLC	129,750	3,732,190
Marshalls PLC	35,994	139,664
Moneysupermarket.com Group PLC	283,342	647,327
PageGroup PLC	460,140	2,312,116
PZ Cussons PLC	12,752	28,779
Rathbones Group PLC	33,152	692,270
Rightmove PLC	100,538	706,612
Rotork PLC	77,977	223,244
RS Group PLC	742,822	9,360,744
Sage Group PLC	22,859	189,324
Savills PLC	203,700	2,235,090
Schroders PLC	25,824	803,276
Shaftesbury PLC#	46,390	221,731
Smith & Nephew PLC	62,785	738,641
Spirax-Sarco Engineering PLC	3,786	461,525
Tate & Lyle PLC	13,188	116,772
UNITE Group PLC	96,436	1,173,846
		50,184,938
United States — 0.0%
PerkinElmer, Inc.	635	85,763
Thoughtworks Holding, Inc.†	3,877	51,021
		136,784
Total Common Stocks (cost $475,409,841)		434,240,266
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
United States — 2.0%
iShares MSCI India Small-Cap ETF# (cost $10,364,435)	171,365	9,279,415
Total Long-Term Investment Securities (cost $485,774,276)		443,519,681
SHORT-TERM INVESTMENTS — 4.7%
Unaffiliated Investment Companies — 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(3)(4)	7,762,459	7,762,459
Sovereign — 3.0%
Federal Home Loan Bank Disc. Notes 2.16%, 09/01/2022	$14,062,000	14,062,000
Total Short-Term Investments (cost $21,824,459)		21,824,459

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $11,013,560 and collateralized by $12,790,800 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $11,233,704 (cost $11,013,422)	$11,013,422	$ 11,013,422
TOTAL INVESTMENTS (cost $518,612,157)	101.8%	476,357,562
Other assets less liabilities	(1.8)	(8,244,219)
NET ASSETS	100.0%	$468,113,343
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $17,146,770 representing 3.7% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	02/22/2021	56,107	$109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.00%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435
	03/27/2020	156,529	182,610
	10/19/2020	21,342	40,021
		205,642	256,066	0	0.00	0.00
				$0		0.00%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $20,648,576. This was secured by collateral of $7,762,459, which was received in cash and subsequently invested in short-term investments currently valued at $7,762,459 as reported in the Portfolio of Investments. Additional collateral of $14,370,586 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$1,266,426
United States Treasury Notes/Bonds	0.13% to 6.12%	09/30/2022 to 11/15/2051	13,104,160
ADR—American Depositary Receipt
BDR—Brazilian Depositary Receipt
ETF—Exchange Traded Fund
ISE—Irish Stock Exchange
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Retail	5.4%
Internet	5.0
Commercial Services	4.7
Short-Term Investments	4.7
Banks	4.1
Software	4.0
Computers	3.7
Machinery-Diversified	3.1
Building Materials	3.0
Chemicals	3.0
Food	2.9
Electronics	2.9
Engineering & Construction	2.8
Distribution/Wholesale	2.8
Diversified Financial Services	2.7
REITS	2.6
Repurchase Agreements	2.4
Real Estate	2.2
Pharmaceuticals	2.2
Oil & Gas	2.2

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Semiconductors	2.1%
Environmental Control	2.1
Healthcare-Products	2.0
Unaffiliated Investment Companies	2.0
Healthcare-Services	1.7
Mining	1.7
Electric	1.7
Apparel	1.5
Packaging & Containers	1.4
Aerospace/Defense	1.3
Oil & Gas Services	1.3
Insurance	1.2
Beverages	1.1
Home Builders	1.1
Lodging	1.1
Transportation	1.0
Entertainment	0.8
Hand/Machine Tools	0.7
Metal Fabricate/Hardware	0.7
Leisure Time	0.7
Cosmetics/Personal Care	0.6
Advertising	0.6
Telecommunications	0.6
Iron/Steel	0.6
Home Furnishings	0.5
Auto Parts & Equipment	0.5
Agriculture	0.5
Food Service	0.5
Electrical Components & Equipment	0.5
Gas	0.4
Pipelines	0.4
Miscellaneous Manufacturing	0.4
Biotechnology	0.4
Machinery-Construction & Mining	0.3
Energy-Alternate Sources	0.3
Media	0.3
Auto Manufacturers	0.2
Private Equity	0.1
Textiles	0.1
Holding Companies-Diversified	0.1
Water	0.1
Forest Products & Paper	0.1
Office/Business Equipment	0.1
101.8%
*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,041,954	$4,842,444	$—	$6,884,398
Brazil	13,073,471	—	—	13,073,471
British Virgin Islands	2,031,108	—	—	2,031,108
Canada	31,232,687	—	—	31,232,687
Cayman Islands	2,951,360	9,109,920	—	12,061,280
Chile	745,545	—	—	745,545
Colombia	178,151	—	—	178,151
Ireland	264,386	7,625,069	—	7,889,455
Israel	2,378,732	—	—	2,378,732
Mauritius	1,211,539	—	—	1,211,539
Mexico	5,577,779	—	—	5,577,779
Peru	72,012	—	—	72,012
Russia	—	—	0	0
Thailand	1,918,292	—	—	1,918,292
United States	136,784	—	—	136,784
Other Countries	—	348,849,033	—	348,849,033
Unaffiliated Investment Companies	9,279,415	—	—	9,279,415
Short-Term Investments:
Sovereign	—	14,062,000	—	14,062,000
Other Short-Term Investments	7,762,459	—	—	7,762,459
Repurchase Agreements	—	11,013,422	—	11,013,422
Total Investments at Value	$80,855,674	$395,501,888	$0	$476,357,562
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.9%
Australia — 7.2%
Ampol, Ltd.	22,755	$ 541,547
APA Group	72,897	550,701
ASX, Ltd.	5,479	292,201
Aurizon Holdings, Ltd.	116,322	295,459
BGP Holdings PLC†(1)	60,919	190
BlueScope Steel, Ltd.	48,658	552,330
Brambles, Ltd.	49,507	416,181
Cochlear, Ltd.	2,303	334,838
Coles Group, Ltd.	45,658	545,984
Computershare, Ltd.	17,667	296,252
CSL, Ltd.	11,934	2,384,237
Dexus	27,364	162,584
Evolution Mining, Ltd.	136,573	222,463
Fortescue Metals Group, Ltd.	75,079	940,497
Goodman Group	49,625	662,369
GPT Group	59,897	171,454
Lendlease Corp., Ltd.	14,856	103,545
Macquarie Group, Ltd.	11,971	1,440,115
Mineral Resources, Ltd.	11,591	500,133
Mirvac Group	121,745	173,876
Newcrest Mining, Ltd.	50,685	612,513
Northern Star Resources, Ltd.	63,242	339,443
Origin Energy, Ltd.	26,409	113,508
QBE Insurance Group, Ltd.	35,865	294,499
Ramsay Health Care, Ltd.	9,085	444,050
Santos, Ltd.	200,344	1,088,991
Scentre Group	268,583	536,096
Sonic Healthcare, Ltd.	31,169	719,905
South32, Ltd.	284,559	801,923
Stockland†	83,190	205,327
Suncorp Group, Ltd.	53,187	394,307
Telstra Corp., Ltd.	187,758	507,952
Transurban Group	128,157	1,217,039
Vicinity Centres	161,395	212,348
Washington H. Soul Pattinson & Co., Ltd.	31,336	547,771
WiseTech Global, Ltd.	3,125	123,962
Woodside Energy Group, Ltd.	63,235	1,490,053
		20,236,643
Austria — 0.5%
Erste Group Bank AG	9,366	210,370
OMV AG	16,344	660,354
Verbund AG	1,574	150,524
voestalpine AG	24,038	485,244
		1,506,492
Belgium — 1.0%
Ageas SA/NV	2,480	100,601
D'ieteren Group SA	1,086	163,747
Elia Group SA	782	113,710
Groupe Bruxelles Lambert NV	7,913	597,702
KBC Group NV	11,922	565,152
Proximus SADP	13,453	171,141
Sofina SA	262	52,324
Solvay SA	3,519	283,654
UCB SA	7,790	547,262
Umicore SA	4,826	153,252
		2,748,545
Security Description	Shares or Principal Amount	Value

Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	8,000	$ 48,668
Hongkong Land Holdings, Ltd.	13,100	63,237
		111,905
Cayman Islands — 1.0%
Chow Tai Fook Jewellery Group, Ltd.	103,200	208,085
CK Asset Holdings, Ltd.	100,308	676,983
CK Hutchison Holdings, Ltd.	102,500	661,443
ESR Group, Ltd.*	59,400	166,348
Futu Holdings, Ltd. ADR#†	1,107	54,343
Sea, Ltd. ADR†	7,302	452,724
SITC International Holdings Co., Ltd.	30,000	76,045
WH Group, Ltd.*	410,500	279,620
Wharf Real Estate Investment Co., Ltd.	53,000	241,709
Xinyi Glass Holdings, Ltd.	40,000	73,916
		2,891,216
Denmark — 2.7%
Chr. Hansen Holding A/S	2,495	145,392
Demant A/S†	2,521	77,593
DSV A/S	5,029	742,871
Genmab A/S†	1,591	564,676
Novo Nordisk A/S, Class B	44,172	4,718,779
Novozymes A/S, Class B	4,146	237,764
Orsted A/S*	4,638	453,192
Pandora A/S	3,605	216,992
Vestas Wind Systems A/S	20,144	504,446
		7,661,705
Finland — 1.4%
Elisa Oyj	326	17,443
Kone Oyj, Class B	5,137	205,713
Neste Oyj	15,040	741,724
Nokia Oyj	132,694	666,764
Nordea Bank Abp	120,356	1,115,461
Orion Oyj, Class B	5,337	242,141
Sampo Oyj, Class A	5,412	245,030
Stora Enso Oyj, Class R	16,654	248,520
UPM-Kymmene Oyj	15,629	531,497
		4,014,293
France — 9.5%
Accor SA†	4,952	118,513
Aeroports de Paris†	1,504	206,452
Air Liquide SA	17,647	2,212,255
Alstom SA	5,293	108,975
Amundi SA*	2,158	109,412
Arkema SA	3,390	286,768
AXA SA	83,127	1,961,759
BioMerieux	978	89,431
BNP Paribas SA	32,172	1,499,373
Bouygues SA	20,457	601,533
Bureau Veritas SA	1,472	36,528
Capgemini SE	5,131	888,132
Carrefour SA	30,703	512,393
Cie de Saint-Gobain	13,104	529,484
Cie Generale des Etablissements Michelin SCA	32,252	784,070
Covivio	1,969	109,924
Credit Agricole SA	40,095	368,441
Danone SA	26,826	1,411,153
Dassault Systemes SE	21,286	821,070
Edenred	6,926	350,572
Eiffage SA	5,801	511,085
EssilorLuxottica SA	10,655	1,590,342

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Eurazeo SE	2,742	$ 163,766
Gecina SA	1,516	134,981
Getlink SE	16,384	309,017
Hermes International	1,258	1,612,847
Ipsen SA	3,567	341,916
Klepierre SA	9,974	204,516
Legrand SA	5,177	374,608
L'Oreal SA	8,891	3,053,231
Publicis Groupe SA	8,806	430,650
Sartorius Stedim Biotech	1,193	436,641
Schneider Electric SE	13,504	1,602,951
Societe Generale SA	28,467	630,059
Sodexo SA	3,057	234,480
Ubisoft Entertainment SA†	1,173	54,086
Valeo	4,108	78,553
Veolia Environnement SA	21,399	476,532
Vinci SA	11,694	1,082,428
Vivendi SE	17,589	159,685
Wendel SE	1,296	101,739
Worldline SA*†	6,156	263,313
		26,853,664
Germany — 5.6%
adidas AG	5,234	779,741
Bayerische Motoren Werke AG	21,628	1,595,620
Bayerische Motoren Werke AG (Preference Shares)	3,618	251,723
Beiersdorf AG	7,890	797,749
Brenntag SE	2,328	152,967
Carl Zeiss Meditec AG	784	97,759
Commerzbank AG†	32,757	218,117
Continental AG	4,096	236,613
Covestro AG*	5,143	155,643
Delivery Hero SE*†	2,817	117,433
Deutsche Boerse AG	5,661	957,582
Evonik Industries AG	7,131	132,899
Hannover Rueck SE	1,588	234,070
HeidelbergCement AG	6,394	289,831
HelloFresh SE†	3,535	84,729
Henkel AG & Co. KGaA	4,067	254,599
Henkel AG & Co. KGaA (Preference Shares)	11,051	713,193
Infineon Technologies AG	31,111	758,944
KION Group AG	1,657	66,167
Knorr-Bremse AG	1,092	52,994
Merck KGaA	6,893	1,186,383
Muenchener Rueckversicherungs-Gesellschaft AG	5,480	1,309,993
Nemetschek SE	1,438	85,100
Puma SE	5,373	329,251
SAP SE	27,780	2,371,336
Sartorius AG (Preference Shares)	1,091	455,818
Siemens Healthineers AG*	13,335	652,240
Symrise AG	3,680	385,888
Telefonica Deutschland Holding AG	103,732	269,134
United Internet AG	4,962	112,367
Vonovia SE	28,476	772,389
Zalando SE*†	4,104	95,116
		15,973,388
Hong Kong — 2.8%
AIA Group, Ltd.	289,000	2,787,031
BOC Hong Kong Holdings, Ltd.	122,500	421,780
Hang Lung Properties, Ltd.	49,000	81,557
Hang Seng Bank, Ltd.	21,300	332,677
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Henderson Land Development Co., Ltd.	86,503	$ 289,216
Hong Kong & China Gas Co., Ltd.	391,252	385,834
Hong Kong Exchanges & Clearing, Ltd.	28,700	1,155,616
Link REIT	37,300	288,613
MTR Corp., Ltd.	74,500	381,620
New World Development Co., Ltd.	47,250	153,571
Power Assets Holdings, Ltd.	42,500	254,227
Sun Hung Kai Properties, Ltd.	49,500	580,292
Swire Pacific, Ltd., Class A	30,000	207,046
Swire Properties, Ltd.	52,400	120,866
Techtronic Industries Co., Ltd.	30,000	352,951
		7,792,897
Ireland — 0.8%
CRH PLC	24,019	883,470
DCC PLC	7,134	410,697
James Hardie Industries PLC	5,924	134,268
Kerry Group PLC, Class A	7,667	790,438
Smurfit Kappa Group PLC	3,428	115,117
		2,333,990
Israel — 0.9%
Bank Hapoalim BM	44,435	460,432
Bank Leumi Le-Israel BM	60,220	635,849
Check Point Software Technologies, Ltd.†	3,586	431,181
CyberArk Software, Ltd.†	384	55,403
ICL Group, Ltd.	28,721	275,268
Mizrahi Tefahot Bank, Ltd.	2,515	102,197
NICE, Ltd.†	1,700	366,396
Wix.com, Ltd.†	920	58,227
ZIM Integrated Shipping Services, Ltd.#	3,034	109,497
		2,494,450
Italy — 1.7%
Amplifon SpA	4,307	112,342
Assicurazioni Generali SpA	74,696	1,097,443
DiaSorin SpA	833	109,492
FinecoBank Banca Fineco SpA	13,965	151,396
Infrastrutture Wireless Italiane SpA*	5,461	50,781
Mediobanca Banca di Credito Finanziario SpA	54,420	431,829
Moncler SpA	10,440	467,364
Nexi SpA*†	7,610	62,603
Poste Italiane SpA*	43,183	346,232
Prysmian SpA	2,753	84,417
Recordati Industria Chimica e Farmaceutica SpA	14,784	604,710
Snam SpA	185,780	883,529
Terna - Rete Elettrica Nazionale SpA	73,741	525,765
		4,927,903
Japan — 22.3%
Advantest Corp.	2,500	141,950
Aeon Co., Ltd.	25,000	487,399
Aisin Corp.	3,700	109,801
Ajinomoto Co., Inc.	26,600	735,381
ANA Holdings, Inc.†	6,000	115,407
Astellas Pharma, Inc.	81,000	1,151,678
Bridgestone Corp.	19,600	750,391
Canon, Inc.	26,800	641,105
Central Japan Railway Co.	5,900	695,248
Chiba Bank, Ltd.†	7,600	40,977
Chubu Electric Power Co., Inc.	3,200	32,492
Chugai Pharmaceutical Co., Ltd.	26,400	680,544
Dai-ichi Life Holdings, Inc.	27,300	471,417
Daiichi Sankyo Co., Ltd.	50,400	1,509,219

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daikin Industries, Ltd.	4,600	$ 802,439
Denso Corp.	15,200	827,866
Dentsu Group, Inc.	4,300	138,490
East Japan Railway Co.	9,900	513,329
Eisai Co., Ltd.	10,100	411,483
ENEOS Holdings, Inc.	296,600	1,122,610
FANUC Corp.	4,500	722,626
Fast Retailing Co., Ltd.	1,000	583,764
FUJIFILM Holdings Corp.	9,700	492,482
Fujitsu, Ltd.	2,900	342,760
Hankyu Hanshin Holdings, Inc.†	7,600	227,647
Hitachi Metals, Ltd.†	22,600	339,808
Hitachi, Ltd.	25,000	1,251,695
Hoya Corp.	8,800	893,780
Idemitsu Kosan Co., Ltd.	22,900	605,687
Inpex Corp.	59,400	692,381
Isuzu Motors, Ltd.	26,300	324,928
Ito En, Ltd.	5,500	241,572
ITOCHU Corp.	17,200	472,107
Japan Airlines Co., Ltd.†	3,500	64,422
JFE Holdings, Inc.	43,000	461,956
Kajima Corp.	21,800	229,466
Kao Corp.	16,700	724,240
KDDI Corp.	49,800	1,530,072
Keio Corp.	2,000	76,146
Keyence Corp.	4,500	1,693,916
Kintetsu Group Holdings Co., Ltd.	2,900	98,495
Kobayashi Pharmaceutical Co., Ltd.	400	22,748
Komatsu, Ltd.	24,800	519,065
Kose Corp.	1,300	122,776
Kubota Corp.	25,800	400,853
Kyocera Corp.	6,000	333,217
Kyowa Kirin Co., Ltd.	15,600	350,001
Lasertec Corp.†	800	110,262
M3, Inc.	7,400	237,550
Marubeni Corp.	52,800	547,189
Mazda Motor Corp.	42,200	370,895
MEIJI Holdings Co., Ltd.	7,900	376,709
Mitsubishi Chemical Group Corp.	57,700	303,043
Mitsubishi Corp.	37,500	1,223,993
Mitsubishi Electric Corp.	31,500	319,038
Mitsubishi Estate Co., Ltd.	36,400	490,079
Mitsubishi UFJ Financial Group, Inc.	252,600	1,306,588
Mitsui & Co., Ltd.	44,800	1,045,796
Mitsui Fudosan Co., Ltd.	25,500	514,937
Mizuho Financial Group, Inc.	43,300	495,259
MS&AD Insurance Group Holdings, Inc.	12,700	379,810
Murata Manufacturing Co., Ltd.	14,200	765,951
Nexon Co., Ltd.	8,100	161,572
Nidec Corp.	8,500	565,204
Nintendo Co., Ltd.	2,800	1,142,839
Nippon Express Holdings, Inc.	2,400	132,255
Nippon Paint Holdings Co., Ltd.	11,600	89,724
Nippon Shinyaku Co., Ltd.	1,500	81,897
Nippon Steel Corp.	52,400	827,374
Nippon Telegraph & Telephone Corp.	48,400	1,311,006
Nippon Yusen KK	3,600	275,109
Nisshin Seifun Group, Inc.	15,900	179,171
Nissin Foods Holdings Co., Ltd.	2,000	143,078
Nitori Holdings Co., Ltd.	1,000	95,856
Nomura Holdings, Inc.	61,300	222,161
NTT Data Corp.	12,000	168,942
Security Description	Shares or Principal Amount	Value

Japan (continued)
Obayashi Corp.	15,900	$ 109,980
Odakyu Electric Railway Co., Ltd.	5,500	75,220
Ono Pharmaceutical Co., Ltd.	28,700	685,053
Oriental Land Co., Ltd.	5,200	774,755
ORIX Corp.	42,800	705,027
Osaka Gas Co., Ltd.	27,200	457,251
Otsuka Holdings Co., Ltd.	27,000	881,819
Pan Pacific International Holdings Corp.	3,700	66,189
Rakuten Group, Inc.	7,700	37,194
Recruit Holdings Co., Ltd.	29,300	933,048
Renesas Electronics Corp.†	12,600	118,602
Resona Holdings, Inc.	63,600	233,756
Secom Co., Ltd.	3,700	236,954
Sekisui House, Ltd.	10,600	180,550
SG Holdings Co., Ltd.	4,500	74,613
Shimano, Inc.	1,500	264,807
Shin-Etsu Chemical Co., Ltd.	10,700	1,243,647
Shionogi & Co., Ltd.	12,200	593,492
Shiseido Co., Ltd.	12,400	469,347
Shizuoka Bank, Ltd.	4,400	25,447
SMC Corp.	1,400	664,409
SoftBank Corp.	67,600	741,923
SoftBank Group Corp.	26,400	1,042,859
Sony Group Corp.	27,500	2,181,262
Subaru Corp.	36,400	660,928
Sumitomo Chemical Co., Ltd.	43,400	171,032
Sumitomo Corp.	37,000	519,663
Sumitomo Electric Industries, Ltd.	41,700	476,439
Sumitomo Metal Mining Co., Ltd.	18,700	587,328
Sumitomo Mitsui Financial Group, Inc.	42,900	1,291,871
Sumitomo Realty & Development Co., Ltd.	10,700	261,849
Suntory Beverage & Food, Ltd.	16,600	607,392
Suzuki Motor Corp.	16,700	581,766
Sysmex Corp.	4,500	274,271
TDK Corp.	3,800	133,041
Terumo Corp.	18,500	595,096
Tobu Railway Co., Ltd.	400	9,451
Tokio Marine Holdings, Inc.	15,700	878,895
Tokyo Electron, Ltd.	3,000	941,625
Tokyo Gas Co., Ltd.	24,100	451,328
Tokyu Corp.	13,000	154,561
Toppan, Inc.	600	9,416
Toray Industries, Inc.	40,700	233,197
TOTO, Ltd.	800	27,594
Toyota Industries Corp.	4,800	268,564
Toyota Tsusho Corp.	5,000	174,482
Unicharm Corp.	17,100	594,496
Welcia Holdings Co., Ltd.	1,400	29,318
West Japan Railway Co.	7,300	284,027
Yakult Honsha Co., Ltd.	6,100	360,358
Yamaha Motor Co., Ltd.	24,800	514,598
Z Holdings Corp.	37,100	109,694
		63,080,607
Jersey — 0.6%
Ferguson PLC	8,169	945,139
WPP PLC	73,697	633,655
		1,578,794
Luxembourg — 0.4%
Aroundtown SA	42,482	123,793

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Eurofins Scientific SE	2,284	$ 158,235
Tenaris SA	64,575	885,855
		1,167,883
Netherlands — 5.4%
ABN AMRO Bank NV CVA*	19,501	187,061
Adyen NV*†	463	712,664
Akzo Nobel NV	7,213	456,696
Argenx SE †	1,326	499,758
ASM International NV	589	159,803
ASML Holding NV	8,913	4,321,999
CNH Industrial NV	34,699	422,031
EXOR NV	7,779	468,198
Ferrari NV	5,886	1,141,235
ING Groep NV	108,128	947,774
JDE Peet's NV	8,986	277,330
Just Eat Takeaway.com NV *†	4,454	74,542
Koninklijke Ahold Delhaize NV	27,656	760,929
Koninklijke DSM NV	5,797	739,947
Koninklijke KPN NV	151,346	481,371
NN Group NV	13,713	562,238
Prosus NV	20,356	1,259,958
QIAGEN NV†	7,562	343,673
STMicroelectronics NV	14,942	520,006
Universal Music Group NV	22,860	453,448
Wolters Kluwer NV	5,607	548,349
		15,339,010
New Zealand — 0.3%
Auckland International Airport, Ltd.†	61,749	284,705
Fisher & Paykel Healthcare Corp., Ltd.	12,722	152,218
Mercury NZ, Ltd.	15,961	56,504
Meridian Energy, Ltd.	30,465	92,918
Spark New Zealand, Ltd.	25,402	83,916
Xero, Ltd.†	2,001	118,377
		788,638
Norway — 1.3%
Aker BP ASA	14,772	516,996
DNB Bank ASA	10,361	197,654
Equinor ASA	46,149	1,784,559
Mowi ASA	18,515	379,842
Orkla ASA	39,049	327,511
Telenor ASA	18,680	204,730
Yara International ASA	3,840	162,525
		3,573,817
Portugal — 0.6%
EDP - Energias de Portugal SA	131,236	627,589
Galp Energia SGPS SA	60,533	654,629
Jeronimo Martins SGPS SA	15,463	342,860
		1,625,078
Singapore — 1.1%
DBS Group Holdings, Ltd.	51,100	1,189,130
Keppel Corp., Ltd.	28,900	149,935
Oversea-Chinese Banking Corp., Ltd.	105,400	910,022
Singapore Telecommunications, Ltd.	286,800	536,677
United Overseas Bank, Ltd.	23,000	448,872
		3,234,636
Spain — 2.2%
Aena SME SA*†	5,508	675,252
Security Description	Shares or Principal Amount	Value

Spain (continued)
Amadeus IT Group SA†	13,832	$ 729,803
CaixaBank SA	205,615	619,528
Cellnex Telecom SA*	12,833	498,435
Enagas SA	28,637	522,697
Ferrovial SA	29,883	747,469
Grifols SA†	14,421	173,803
Industria de Diseno Textil SA	27,298	589,108
Red Electrica Corp. SA	32,624	596,352
Telefonica SA	237,565	980,969
		6,133,416
SupraNational — 0.1%
Unibail-Rodamco-Westfield†	3,534	181,572
Sweden — 2.9%
Alleima AB†	5,797	23,275
Assa Abloy AB, Class B	14,884	301,739
Atlas Copco AB, Class A	64,180	652,182
Boliden AB	18,421	590,714
Embracer Group AB†	9,533	59,387
Epiroc AB, Class B	21,039	286,531
EQT AB	2,981	66,560
Essity AB, Class B	32,404	719,134
Hennes & Mauritz AB, Class B	19,403	201,759
Hexagon AB, Class B	37,268	380,863
Industrivarden AB, Class A	1,181	26,170
Industrivarden AB, Class C†	2,897	63,560
Investor AB, Class B	96,330	1,516,696
Sandvik AB	28,985	452,738
Sinch AB*†	11,079	21,398
Skandinaviska Enskilda Banken AB, Class A	60,124	600,052
Svenska Cellulosa AB SCA, Class B	5,129	76,958
Svenska Handelsbanken AB, Class A	53,856	441,214
Telefonaktiebolaget LM Ericsson, Class B	85,577	639,735
Volvo AB, Class B	56,354	892,953
Volvo Car AB, Class B†	19,158	116,479
		8,130,097
Switzerland — 8.5%
ABB, Ltd.	68,987	1,902,176
Adecco Group AG	6,390	201,901
Alcon, Inc.	18,897	1,242,033
Bachem Holding AG	1,010	69,766
Baloise Holding AG	3,074	443,406
Clariant AG	30,724	567,061
Coca-Cola HBC AG	35,780	817,753
EMS-Chemie Holding AG	794	555,883
Geberit AG	1,682	776,134
Givaudan SA	392	1,248,453
Julius Baer Group, Ltd.	13,110	632,329
Kuehne & Nagel International AG	2,475	570,868
Logitech International SA	6,618	328,762
Lonza Group AG	2,782	1,479,024
Partners Group Holding AG	1,054	1,014,454
Schindler Holding AG	208	35,061
Schindler Holding AG (Participation Certificate)	3,233	561,888
SGS SA	297	653,659
Sika AG	5,507	1,232,538
Sonova Holding AG	2,258	595,216
Straumann Holding AG	4,380	479,838
Swatch Group AG (BR)	3,862	936,991
Swiss Life Holding AG	2,493	1,302,602
Swiss Prime Site AG	3,176	273,520
Swiss Re AG	16,111	1,252,321

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swisscom AG	2,494	$ 1,289,662
Temenos AG	2,364	193,451
VAT Group AG*	664	158,340
Zurich Insurance Group AG	7,269	3,219,725
		24,034,815
United Kingdom — 13.1%
3i Group PLC	53,376	749,995
Abrdn PLC	111,208	188,577
Admiral Group PLC	6,009	147,888
Antofagasta PLC	51,819	659,877
Ashtead Group PLC	14,633	718,745
Auto Trader Group PLC*	25,298	190,771
AVEVA Group PLC	7,429	241,349
Aviva PLC	164,234	795,462
Barratt Developments PLC	40,740	201,750
Berkeley Group Holdings PLC	4,809	203,492
British Land Co. PLC	68,607	342,054
BT Group PLC	351,250	614,572
Bunzl PLC	12,952	429,713
Burberry Group PLC	30,068	608,922
Coca-Cola Europacific Partners PLC	13,835	680,267
Compass Group PLC	61,668	1,326,348
Croda International PLC	5,840	455,014
Halma PLC	19,227	462,393
Hargreaves Lansdown PLC	16,693	157,793
Hikma Pharmaceuticals PLC	29,553	450,496
HSBC Holdings PLC	511,239	3,145,534
Informa PLC	70,637	447,879
InterContinental Hotels Group PLC	11,061	599,666
Intertek Group PLC	10,290	472,535
J Sainsbury PLC	175,152	413,576
JD Sports Fashion PLC	137,087	179,462
Johnson Matthey PLC	12,186	284,680
Kingfisher PLC	92,209	247,474
Land Securities Group PLC	60,048	452,388
Legal & General Group PLC	274,430	801,161
Lloyds Banking Group PLC	2,326,760	1,180,583
London Stock Exchange Group PLC	9,479	889,983
M&G PLC	76,708	173,863
Mondi PLC	27,379	463,839
National Grid PLC	169,869	2,124,656
NatWest Group PLC	237,937	680,252
Next PLC	7,684	517,003
Ocado Group PLC†	17,827	150,014
Pearson PLC	30,291	303,412
Persimmon PLC	13,547	231,762
Phoenix Group Holdings PLC	21,338	149,111
Prudential PLC	71,564	748,156
Reckitt Benckiser Group PLC	25,661	1,977,675
RELX PLC	69,411	1,818,132
Rentokil Initial PLC	80,615	486,810
Sage Group PLC	70,545	584,271
Schroders PLC	13,917	432,899
Segro PLC	56,163	613,239
Severn Trent PLC	12,837	415,294
Smith & Nephew PLC	50,366	592,536
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Smiths Group PLC	34,898	$ 602,255
Spirax-Sarco Engineering PLC	3,464	422,272
SSE PLC	60,809	1,159,663
St. James's Place PLC	34,333	439,094
Standard Chartered PLC	84,539	586,446
Taylor Wimpey PLC	138,765	173,897
United Utilities Group PLC	76,730	941,221
Vodafone Group PLC	908,742	1,219,165
Whitbread PLC	9,939	288,497
		37,035,833
Total Long-Term Investment Securities (cost $257,047,780)		265,451,287
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(2)(3)	163,783	163,783
U.S. Government — 0.5%
United States Treasury Bills
1.91%, 04/20/2023(4)	$ 1,500,000	1,470,692
Total Short-Term Investments (cost $1,645,375)		1,634,475
REPURCHASE AGREEMENTS — 5.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $14,197,349 and collateralized by $16,488,400 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $14,481,175 (cost $14,197,172)	14,197,172	14,197,172
TOTAL INVESTMENTS (cost $272,890,327)	99.5%	281,282,934
Other assets less liabilities	0.5	1,437,651
NET ASSETS	100.0%	$282,720,585
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $5,270,396 representing 1.9% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2022.
(3)	At August 31, 2022, the Fund had loaned securities with a total value of $161,729. This was secured by collateral of $163,783, which was received in cash and subsequently invested in short-term investments currently valued at $163,783 as reported in the Portfolio of Investments.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
187	Long	MSCI EAFE Index	September 2022	$17,438,435	$17,083,385	$(355,050)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	8.3%
Insurance	7.0
Pharmaceuticals	5.0
Repurchase Agreements	5.0
Telecommunications	4.5
Chemicals	4.0
Oil & Gas	3.5
Commercial Services	3.3
Food	2.9
Healthcare-Products	2.6
Semiconductors	2.4
Cosmetics/Personal Care	2.4
Diversified Financial Services	2.2
Auto Manufacturers	2.1
Distribution/Wholesale	2.1
Electric	1.9
Machinery-Diversified	1.8
Transportation	1.8
Engineering & Construction	1.8
Real Estate	1.8
Software	1.7
Building Materials	1.7
REITS	1.7
Retail	1.6
Iron/Steel	1.5
Electronics	1.5
Electrical Components & Equipment	1.4
Mining	1.3
Auto Parts & Equipment	1.3
Biotechnology	1.2
Investment Companies	1.2
Apparel	1.2
Household Products/Wares	1.1
Healthcare-Services	1.1
Machinery-Construction & Mining	1.0
Gas	1.0
Beverages	0.9
Computers	0.9
Internet	0.8
Home Furnishings	0.8
Private Equity	0.8
Water	0.6
Short-Term Investments	0.6
Food Service	0.6
Media	0.6
Forest Products & Paper	0.5
Entertainment	0.5
Advertising	0.5
Home Builders	0.5
Toys/Games/Hobbies	0.4
Office/Business Equipment	0.4
Metal Fabricate/Hardware	0.4
Lodging	0.3
Hand/Machine Tools	0.3
Holding Companies-Diversified	0.3
Leisure Time	0.3
Miscellaneous Manufacturing	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Pipelines	0.2%
Energy-Alternate Sources	0.2
99.5%
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$20,236,453	$190	$20,236,643
Cayman Islands	507,067	2,384,149	—	2,891,216
Israel	654,308	1,840,142	—	2,494,450
Sweden	23,275	8,106,822	—	8,130,097
United Kingdom	680,267	36,355,566	—	37,035,833
Other Countries	—	194,663,048	—	194,663,048
Short-Term Investments:
U.S. Government	—	1,470,692	—	1,470,692
Other Short-Term Investments	163,783	—	—	163,783
Repurchase Agreements	—	14,197,172	—	14,197,172
Total Investments at Value	$2,028,700	$279,254,044	$190	$281,282,934
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$355,050	$—	$—	$355,050
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.3%
Australia — 2.1%
Qantas Airways, Ltd.†	3,100,269	$ 11,188,970
Bermuda — 1.9%
Axalta Coating Systems, Ltd.†	395,408	10,181,756
Brazil — 2.4%
CPFL Energia SA	1,898,600	12,762,195
British Virgin Islands — 2.3%
Nomad Foods, Ltd.†	709,739	12,555,283
Canada — 2.3%
Home Capital Group, Inc.#	111,000	2,361,396
SNC-Lavalin Group, Inc.	535,000	10,350,897
		12,712,293
Cayman Islands — 3.6%
China Resources Land, Ltd.	1,642,000	6,718,111
Topsports International Holdings, Ltd.*	11,375,000	8,970,204
Xinyi Glass Holdings, Ltd.	1,992,000	3,681,019
		19,369,334
China — 5.4%
LONGi Green Energy Technology Co., Ltd., Class A	1,323,391	9,788,551
Midea Group Co., Ltd., Class A	1,540,712	11,865,542
Oppein Home Group, Inc., Class A	384,480	7,266,467
		28,920,560
France — 7.0%
Cie de Saint-Gobain	224,609	9,075,624
Sanofi	100,018	8,231,712
Sodexo SA	151,892	11,650,494
Worldline SA*†	206,269	8,822,836
		37,780,666
Germany — 1.8%
Rheinmetall AG	45,656	7,255,843
Siemens AG	23,384	2,373,859
Siemens Energy AG	24,565	362,003
		9,991,705
India — 1.6%
Tech Mahindra, Ltd.	641,144	8,543,221
Ireland — 0.8%
Greencore Group PLC†	4,595,011	4,534,611
Isle of Man — 1.3%
Entain PLC	464,112	6,841,718
Israel — 3.0%
Check Point Software Technologies, Ltd.†	136,597	16,424,423
Italy — 4.6%
Prysmian SpA	345,819	10,604,135
UniCredit SpA	1,435,261	14,105,494
		24,709,629
Japan — 11.1%
Asahi Group Holdings, Ltd.	414,300	13,870,599
Hitachi, Ltd.	293,300	14,684,884
Mitsubishi UFJ Financial Group, Inc.	1,828,100	9,455,955
ORIX Corp.	890,300	14,665,552
Showa Denko KK	478,000	7,329,080
		60,006,070
Luxembourg — 2.7%
Samsonite International SA*†	5,914,010	14,452,593
Security Description	Shares or Principal Amount	Value

Netherlands — 6.5%
CNH Industrial NV	327,159	$ 3,979,114
ING Groep NV	1,033,488	9,058,827
NN Group NV	362,149	14,848,233
OCI NV	192,875	7,253,773
		35,139,947
Norway — 3.0%
DNB Bank ASA	848,883	16,193,923
South Korea — 7.4%
Coway Co., Ltd.†	136,274	6,477,239
Hana Financial Group, Inc.†	115,591	3,381,976
Samsung Electronics Co., Ltd.	242,675	10,750,174
SK Square Co., Ltd.†	67,914	2,039,090
SK Telecom Co., Ltd.†	446,657	17,344,776
		39,993,255
Thailand — 4.6%
Minor International PCL†	12,426,800	11,161,541
SCB X PCL	4,470,600	13,486,898
		24,648,439
United Kingdom — 11.1%
ConvaTec Group PLC*	3,907,014	9,845,509
Informa PLC	2,033,459	12,893,294
Melrose Industries PLC	3,105,628	4,900,632
NatWest Group PLC	3,564,898	10,191,897
Sensata Technologies Holding PLC	136,452	5,496,287
Shell PLC	625,431	16,571,286
		59,898,905
United States — 5.8%
Baker Hughes Co.	516,393	13,044,087
Berry Global Group, Inc.†	94,444	5,131,143
Cognex Corp.	150,432	6,334,692
Gentex Corp.	254,401	6,942,603
		31,452,525
Total Common Stocks (cost $560,956,132)		498,302,021
UNAFFILIATED INVESTMENT COMPANIES — 1.2%
United States — 1.2%
Ishares MSCI ACWI ex U.S. ETF# (cost $6,883,541)	147,600	6,534,252
Total Long-Term Investment Securities (cost $567,839,673)		504,836,273
SHORT-TERM INVESTMENTS — 6.1%
Unaffiliated Investment Companies — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(1)	31,703,600	31,703,600
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2)	1,057,875	1,057,875
Total Short-Term Investments (cost $32,761,475)		32,761,475
TOTAL INVESTMENTS (cost $600,601,148)	99.6%	537,597,748
Other assets less liabilities	0.4	2,212,923
NET ASSETS	100.0%	$539,810,671
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $42,091,142 representing 7.8% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $3,693,882. This was secured by collateral of $1,057,875, which was received in cash and subsequently invested in short-term investments currently valued at $1,057,875 as reported in the Portfolio of Investments. Additional collateral of $2,860,404 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/29/2022 to 12/15/2022	$49,807
United States Treasury Notes/Bonds	0.13% to 5.38%	10/31/2022 to 11/15/2051	2,810,597
ETF—Exchange Traded Fund
Industry Allocation*
Banks	14.4%
Short-Term Investments	6.1
Home Furnishings	4.8
Chemicals	4.6
Telecommunications	3.2
Food	3.1
Oil & Gas	3.1
Computers	3.0
Machinery-Construction & Mining	2.8
Insurance	2.8
Diversified Financial Services	2.7
Apparel	2.7
Beverages	2.6
Oil & Gas Services	2.4
Media	2.4
Electric	2.4
Building Materials	2.4
Food Service	2.2
Airlines	2.1
Lodging	2.1
Semiconductors	2.0
Electrical Components & Equipment	2.0
Engineering & Construction	1.9
Machinery-Diversified	1.9
Healthcare-Products	1.8
Energy-Alternate Sources	1.8
Retail	1.7
Commercial Services	1.6
Software	1.6
Pharmaceuticals	1.5
Aerospace/Defense	1.3
Auto Parts & Equipment	1.3
Investment Companies	1.3
Entertainment	1.3
Real Estate	1.2
Unaffiliated Investment Companies	1.2
Electronics	1.0
Packaging & Containers	0.9
Miscellaneous Manufacturing	0.4
99.6%

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$10,181,756	$—	$—	$10,181,756
Brazil	12,762,195	—	—	12,762,195
British Virgin Islands	12,555,283	—	—	12,555,283
Canada	12,712,293	—	—	12,712,293
Israel	16,424,423	—	—	16,424,423
Thailand	24,648,439	—	—	24,648,439
United Kingdom	5,496,287	54,402,618	—	59,898,905
United States	31,452,525	—	—	31,452,525
Other Countries	—	317,666,202	—	317,666,202
Unaffiliated Investment Companies	6,534,252	—	—	6,534,252
Short-Term Investments	32,761,475	—	—	32,761,475
Total Investments at Value	$165,528,928	$372,068,820	$—	$537,597,748
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Apparel — 3.6%
adidas AG	40,275	$ 6,000,010
LVMH Moet Hennessy Louis Vuitton SE	10,256	6,633,539
NIKE, Inc., Class B	119,081	12,676,173
		25,309,722
Auto Parts & Equipment — 1.0%
Aptiv PLC†	78,507	7,334,909
Beverages — 1.5%
PepsiCo, Inc.	61,806	10,647,319
Chemicals — 1.2%
Sherwin-Williams Co.	35,819	8,313,590
Commercial Services — 3.4%
Equifax, Inc.	53,360	10,071,700
Moody's Corp.	32,430	9,226,983
Verisk Analytics, Inc.	23,018	4,308,049
		23,606,732
Computers — 9.4%
Accenture PLC, Class A	87,048	25,109,866
Apple, Inc.	229,071	36,014,543
Cognizant Technology Solutions Corp., Class A	74,453	4,703,196
		65,827,605
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	137,896	10,784,846
Estee Lauder Cos., Inc., Class A	15,675	3,987,407
		14,772,253
Diversified Financial Services — 6.5%
Charles Schwab Corp.	190,654	13,526,901
Mastercard, Inc., Class A	24,857	8,062,865
Visa, Inc., Class A	120,748	23,993,835
		45,583,601
Electric — 1.1%
Xcel Energy, Inc.	99,951	7,421,362
Electronics — 7.1%
Agilent Technologies, Inc.	69,210	8,876,182
Amphenol Corp., Class A	229,637	16,885,208
Fortive Corp.	210,887	13,355,474
TE Connectivity, Ltd.	82,637	10,429,616
		49,546,480
Food — 1.6%
McCormick & Co., Inc.	134,139	11,277,066
Healthcare-Products — 8.4%
Abbott Laboratories	64,484	6,619,283
Boston Scientific Corp.†	340,151	13,711,487
Danaher Corp.	35,778	9,656,840
STERIS PLC	40,580	8,172,000
Stryker Corp.	30,230	6,203,196
Thermo Fisher Scientific, Inc.	26,351	14,369,727
		58,732,533
Healthcare-Services — 2.1%
ICON PLC†	69,106	14,500,512
Household Products/Wares — 2.1%
Church & Dwight Co., Inc.	177,899	14,891,925
Security Description	Shares or Principal Amount	Value

Insurance — 3.5%
Aon PLC, Class A	58,266	$ 16,271,363
Marsh & McLennan Cos., Inc.	52,732	8,509,363
		24,780,726
Internet — 9.1%
Alibaba Group Holding, Ltd.†	257,552	3,066,664
Alphabet, Inc., Class A†	486,454	52,644,052
Tencent Holdings, Ltd.	185,500	7,683,023
		63,393,739
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	113,844	8,221,814
Media — 0.3%
Charter Communications, Inc., Class A†	5,387	2,222,838
Pharmaceuticals — 2.8%
Becton Dickinson & Co.	52,341	13,211,915
Cigna Corp.	21,471	6,085,955
		19,297,870
Private Equity — 0.4%
Blackstone, Inc.	33,249	3,123,411
REITS — 1.7%
American Tower Corp.	47,175	11,984,809
Retail — 5.1%
Dollarama, Inc.	54,643	3,327,633
Ross Stores, Inc.	142,450	12,289,162
Starbucks Corp.	153,082	12,869,604
TJX Cos., Inc.	117,435	7,322,072
		35,808,471
Semiconductors — 3.0%
Analog Devices, Inc.	50,601	7,667,570
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,908	5,576,782
Texas Instruments, Inc.	46,288	7,647,240
		20,891,592
Software — 19.5%
Adobe, Inc.†	24,825	9,270,648
Black Knight, Inc.†	88,572	5,859,923
Electronic Arts, Inc.	129,134	16,383,231
Fidelity National Information Services, Inc.	107,673	9,838,082
Fiserv, Inc.†	159,363	16,125,942
Microsoft Corp.	302,001	78,964,201
		136,442,027
Transportation — 1.4%
Union Pacific Corp.	44,649	10,024,147
Total Long-Term Investment Securities (cost $538,740,840)		693,957,053

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
U.S. Government Agency — 0.9%
Federal Home Loan Bank Disc. Notes
2.10%, 09/01/2022	$2,830,000	$ 2,830,000
2.16%, 09/01/2022	3,653,000	3,653,000
Total Short-Term Investments (cost $6,483,000)		6,483,000
TOTAL INVESTMENTS (cost $545,223,840)	100.0%	700,440,053
Other assets less liabilities	0.0	36,504
NET ASSETS	100.0%	$700,476,557
†	Non-income producing security
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$12,676,173	$12,633,549	$—	$25,309,722
Internet	52,644,052	10,749,687	—	63,393,739
Other Industries	605,253,592	—	—	605,253,592
Short-Term Investments	—	6,483,000	—	6,483,000
Total Investments at Value	$670,573,817	$29,866,236	$—	$700,440,053
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	54,884	$ 8,078,376
Hexcel Corp.	119,990	7,039,813
Mercury Systems, Inc.†	82,334	3,962,736
		19,080,925
Agriculture — 0.6%
Darling Ingredients, Inc.†	230,577	17,537,687
Airlines — 0.1%
JetBlue Airways Corp.†	457,956	3,567,477
Apparel — 1.8%
Capri Holdings, Ltd.†	210,734	9,942,430
Carter's, Inc.#	57,520	4,247,852
Columbia Sportswear Co.	47,569	3,388,815
Crocs, Inc.†	87,904	6,478,525
Deckers Outdoor Corp.†	38,889	12,505,536
Hanesbrands, Inc.#	497,910	4,336,796
Skechers U.S.A., Inc., Class A†	192,557	7,278,654
Under Armour, Inc., Class A†	269,342	2,267,860
Under Armour, Inc., Class C†	289,403	2,196,569
		52,643,037
Auto Parts & Equipment — 1.5%
Adient PLC†	135,351	4,493,653
Dana, Inc.	204,622	3,165,502
Fox Factory Holding Corp.†	60,172	5,608,632
Gentex Corp.	334,712	9,134,291
Goodyear Tire & Rubber Co.†	403,245	5,657,527
Lear Corp.	85,339	11,831,399
Visteon Corp.†	40,131	4,808,898
		44,699,902
Banks — 6.9%
Associated Banc-Corp	214,201	4,292,588
Bank of Hawaii Corp.	57,516	4,487,398
Bank OZK	161,189	6,532,990
Cadence Bank	261,947	6,674,410
Cathay General Bancorp	107,282	4,499,407
Commerce Bancshares, Inc.	156,847	10,786,368
Cullen/Frost Bankers, Inc.	81,439	10,583,813
East West Bancorp, Inc.	202,587	14,620,704
First Financial Bankshares, Inc.	183,371	7,795,101
First Horizon Corp.	763,585	17,272,293
FNB Corp.	481,686	5,741,697
Fulton Financial Corp.	238,341	3,868,275
Glacier Bancorp, Inc.	154,962	7,853,474
Hancock Whitney Corp.	123,300	5,946,759
Home BancShares, Inc.	270,083	6,355,053
International Bancshares Corp.	75,754	3,161,214
Old National Bancorp	418,226	6,980,192
PacWest Bancorp	167,667	4,414,672
Pinnacle Financial Partners, Inc.	109,047	8,801,183
Prosperity Bancshares, Inc.	131,598	9,327,666
Synovus Financial Corp.	207,488	8,332,718
Texas Capital Bancshares, Inc.†	72,412	4,274,480
UMB Financial Corp.	61,500	5,502,405
Umpqua Holdings Corp.	309,853	5,496,792
United Bankshares, Inc.	193,749	7,188,088
Valley National Bancorp	599,922	6,971,094
Webster Financial Corp.	254,253	11,962,604
Wintrust Financial Corp.	86,038	7,256,445
		206,979,883
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	13,418	$ 4,522,940
Celsius Holdings, Inc.†	54,869	5,678,393
Coca-Cola Consolidated, Inc.	6,571	3,116,822
		13,318,155
Biotechnology — 1.2%
Arrowhead Pharmaceuticals, Inc.†	150,948	5,994,145
Exelixis, Inc.†	457,887	8,122,915
Halozyme Therapeutics, Inc.†	196,936	8,021,203
United Therapeutics Corp.†	64,670	14,655,516
		36,793,779
Building Materials — 2.4%
Builders FirstSource, Inc.†	246,636	14,455,336
Eagle Materials, Inc.	56,397	6,746,209
Lennox International, Inc.	47,162	11,324,539
Louisiana-Pacific Corp.	117,233	6,357,546
MDU Resources Group, Inc.	290,303	8,752,635
Owens Corning	138,588	11,326,797
Simpson Manufacturing Co., Inc.	61,615	5,708,014
Trex Co., Inc.†	161,602	7,561,358
		72,232,434
Chemicals — 2.6%
Ashland, Inc.	72,403	7,367,729
Avient Corp.	130,519	5,720,648
Cabot Corp.	80,565	5,798,263
Chemours Co.	221,946	7,486,238
Ingevity Corp.†	55,320	3,880,145
Minerals Technologies, Inc.	47,062	2,741,832
NewMarket Corp.	9,662	2,775,023
Olin Corp.	198,133	10,829,950
RPM International, Inc.	184,868	17,222,303
Sensient Technologies Corp.	60,006	4,780,678
Valvoline, Inc.	254,394	7,395,234
		75,998,043
Commercial Services — 4.3%
ASGN, Inc.†	72,950	7,054,265
Avis Budget Group, Inc.†	48,944	8,192,247
Brink's Co.	67,130	3,710,946
Euronet Worldwide, Inc.†	72,166	6,398,238
FTI Consulting, Inc.†	49,209	7,902,965
Graham Holdings Co., Class B	5,594	3,163,015
Grand Canyon Education, Inc.†	46,139	3,754,792
GXO Logistics, Inc.†	145,267	6,446,949
H&R Block, Inc.	227,836	10,252,620
HealthEquity, Inc.†	120,439	7,958,609
Insperity, Inc.	50,860	5,544,757
John Wiley & Sons, Inc., Class A	61,962	2,852,111
ManpowerGroup, Inc.	75,291	5,520,336
Paylocity Holding Corp.†	56,661	13,655,301
Progyny, Inc.†	101,069	4,063,985
R1 RCM, Inc.†	191,666	4,187,902
Sabre Corp.#†	465,953	3,350,202
Service Corp. International	226,611	13,984,165
WEX, Inc.†	64,227	9,907,015
		127,900,420
Computers — 2.3%
CACI International, Inc., Class A†	33,424	9,387,799
Genpact, Ltd.	243,172	11,424,221
KBR, Inc.	199,235	9,623,051
Kyndryl Holdings, Inc.†	256,453	2,672,240

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Lumentum Holdings, Inc.†	98,503	$ 8,229,926
Maximus, Inc.	87,673	5,312,107
NCR Corp.†	195,009	6,055,029
Qualys, Inc.†	47,677	7,242,136
Science Applications International Corp.	79,687	7,257,095
		67,203,604
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	491,190	3,688,837
Distribution/Wholesale — 0.9%
IAA, Inc.†	191,307	7,128,099
Univar Solutions, Inc.†	241,595	6,093,026
Watsco, Inc.	47,346	12,879,532
		26,100,657
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	55,212	7,031,800
Bread Financial Holdings, Inc.	71,059	2,730,798
Evercore, Inc., Class A	57,953	5,429,617
Federated Hermes, Inc.	130,862	4,457,160
Interactive Brokers Group, Inc., Class A	124,848	7,689,388
Janus Henderson Group PLC	239,533	5,605,072
Jefferies Financial Group, Inc.	273,533	8,777,674
Navient Corp.	211,126	3,249,229
SEI Investments Co.	148,930	8,146,471
SLM Corp.	384,328	5,872,532
Stifel Financial Corp.	152,149	9,023,957
Western Union Co.	551,100	8,167,302
		76,181,000
Electric — 2.0%
ALLETE, Inc.	81,357	4,814,707
Black Hills Corp.	92,555	6,986,052
Hawaiian Electric Industries, Inc.	156,223	6,111,444
IDACORP, Inc.	72,178	7,884,725
NorthWestern Corp.#	77,288	4,094,718
OGE Energy Corp.	285,809	11,586,697
Ormat Technologies, Inc.#	64,038	5,986,272
PNM Resources, Inc.	122,537	5,811,930
Portland General Electric Co.	127,375	6,581,466
		59,858,011
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	49,366	8,092,568
Belden, Inc.	63,180	4,137,026
Energizer Holdings, Inc.	93,579	2,629,570
EnerSys	58,888	3,672,845
Littelfuse, Inc.	35,317	8,377,899
Novanta, Inc.†	50,971	6,814,313
Universal Display Corp.	62,010	6,928,377
		40,652,598
Electronics — 3.1%
Arrow Electronics, Inc.†	94,274	9,880,858
Avnet, Inc.	139,450	6,120,460
Coherent Corp.†	184,211	8,700,285
Hubbell, Inc.	76,606	15,803,818
Jabil, Inc.	201,599	12,156,420
National Instruments Corp.	187,263	7,445,577
nVent Electric PLC	237,476	7,827,209
TD SYNNEX Corp.	58,995	5,680,039
Vicor Corp.†	30,807	2,191,610
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vishay Intertechnology, Inc.	188,337	$ 3,704,589
Vontier Corp.	229,853	5,038,378
Woodward, Inc.	86,576	8,057,628
		92,606,871
Energy-Alternate Sources — 1.0%
First Solar, Inc.†	141,507	18,049,218
SunPower Corp.#†	119,138	2,859,312
Sunrun, Inc.†	299,956	9,907,546
		30,816,076
Engineering & Construction — 1.6%
AECOM	201,780	14,760,207
Arcosa, Inc.	1	58
Dycom Industries, Inc.†	42,298	4,742,452
EMCOR Group, Inc.	73,010	8,682,349
Fluor Corp.†	202,731	5,360,208
MasTec, Inc.†	81,579	6,567,109
TopBuild Corp.†	46,793	8,598,682
		48,711,065
Entertainment — 0.8%
Churchill Downs, Inc.	48,855	9,628,832
Light & Wonder, Inc.†	136,570	6,723,341
Marriott Vacations Worldwide Corp.	59,148	8,423,858
		24,776,031
Environmental Control — 0.9%
Clean Harbors, Inc.†	71,488	8,394,121
Stericycle, Inc.†	131,465	6,585,082
Tetra Tech, Inc.	76,637	10,408,071
		25,387,274
Food — 1.8%
Flowers Foods, Inc.	284,534	7,767,778
Grocery Outlet Holding Corp.†	125,191	5,022,663
Hain Celestial Group, Inc.†	128,194	2,597,210
Ingredion, Inc.	94,536	8,231,250
Lancaster Colony Corp.	28,289	4,768,111
Performance Food Group Co.†	221,280	11,059,574
Pilgrim's Pride Corp.†	68,618	1,953,555
Post Holdings, Inc.†	79,781	7,081,362
Sprouts Farmers Market, Inc.†	156,497	4,522,763
		53,004,266
Gas — 1.5%
National Fuel Gas Co.	130,562	9,305,154
New Jersey Resources Corp.	137,267	6,058,965
ONE Gas, Inc.	77,219	6,043,931
Southwest Gas Holdings, Inc.	95,437	7,429,770
Spire, Inc.	74,409	5,200,445
UGI Corp.	299,785	11,841,508
		45,879,773
Hand/Machine Tools — 1.1%
Kennametal, Inc.	117,973	2,765,287
Lincoln Electric Holdings, Inc.	82,939	11,336,932
MSA Safety, Inc.	52,224	6,207,345
Regal Rexnord Corp.	95,655	13,161,171
		33,470,735
Healthcare-Products — 4.5%
Azenta, Inc.	107,047	5,642,447
Bruker Corp.	142,761	7,994,616

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	232,153	$ 8,610,555
Globus Medical, Inc., Class A†	113,205	6,700,604
Haemonetics Corp.†	72,967	5,474,714
ICU Medical, Inc.†	28,655	4,556,145
Inari Medical, Inc.†	48,538	3,366,110
Integra LifeSciences Holdings Corp.†	102,068	4,869,664
LivaNova PLC†	76,292	4,291,425
Masimo Corp.†	72,898	10,707,987
Neogen Corp.#†	153,921	3,216,949
NuVasive, Inc.†	74,293	3,158,196
Omnicell, Inc.†	63,097	6,454,192
Patterson Cos., Inc.	124,035	3,459,336
Penumbra, Inc.†	50,561	8,300,599
QuidelOrtho Corp.†	71,412	5,660,115
Repligen Corp.†	73,597	16,144,974
Shockwave Medical, Inc.†	51,097	15,168,655
STAAR Surgical Co.†	68,255	6,456,241
Tandem Diabetes Care, Inc.†	91,313	4,176,657
		134,410,181
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	129,235	10,588,224
Amedisys, Inc.†	46,501	5,508,043
Chemed Corp.	21,368	10,175,228
Encompass Health Corp.	142,479	6,920,205
LHC Group, Inc.†	44,297	7,152,637
Medpace Holdings, Inc.†	38,427	5,672,209
Sotera Health Co.†	141,311	2,389,569
Syneos Health, Inc.†	146,436	8,802,268
Tenet Healthcare Corp.†	153,784	8,688,796
		65,897,179
Home Builders — 0.7%
KB Home	123,841	3,548,045
Taylor Morrison Home Corp.†	170,796	4,288,687
Thor Industries, Inc.	78,560	6,364,146
Toll Brothers, Inc.	157,408	6,892,896
		21,093,774
Home Furnishings — 0.6%
Leggett & Platt, Inc.	190,670	7,287,407
MillerKnoll, Inc.	108,201	2,995,004
Tempur Sealy International, Inc.	250,605	6,267,631
		16,550,042
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	34,036	4,207,871
Housewares — 0.1%
Scotts Miracle-Gro Co.#	57,726	3,864,756
Insurance — 4.9%
Alleghany Corp.†	19,208	16,157,385
American Financial Group, Inc.	94,763	12,099,340
Brighthouse Financial, Inc.†	106,918	5,083,951
CNO Financial Group, Inc.	165,442	3,045,787
Essent Group, Ltd.	153,610	6,142,864
First American Financial Corp.	153,331	8,203,209
Hanover Insurance Group, Inc.	50,808	6,574,047
Kemper Corp.	85,617	3,938,382
Kinsale Capital Group, Inc.	30,741	7,795,303
Mercury General Corp.	37,942	1,210,350
MGIC Investment Corp.	441,984	6,315,951
Old Republic International Corp.	409,322	8,939,592
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Primerica, Inc.	54,935	$ 6,963,011
Reinsurance Group of America, Inc.	95,634	11,988,678
RenaissanceRe Holdings, Ltd.	63,084	8,532,742
RLI Corp.	56,929	6,248,527
Selective Insurance Group, Inc.	86,160	6,842,827
Unum Group	287,082	10,866,054
Voya Financial, Inc.	145,864	8,975,012
		145,923,012
Internet — 0.3%
TripAdvisor, Inc.†	143,026	3,404,019
Ziff Davis, Inc.†	67,520	5,217,945
		8,621,964
Iron/Steel — 2.2%
Cleveland-Cliffs, Inc.†	681,691	11,772,804
Commercial Metals Co.	173,447	7,026,338
Reliance Steel & Aluminum Co.	88,436	16,624,199
Steel Dynamics, Inc.	255,904	20,656,571
United States Steel Corp.	372,081	8,509,492
		64,589,404
Leisure Time — 1.1%
Brunswick Corp.	108,112	8,077,047
Callaway Golf Co.†	166,112	3,676,059
Harley-Davidson, Inc.	210,396	8,114,974
Polaris, Inc.#	79,841	9,043,590
YETI Holdings, Inc.†	123,002	4,537,544
		33,449,214
Lodging — 0.9%
Boyd Gaming Corp.	114,203	6,216,069
Choice Hotels International, Inc.	46,974	5,388,388
Travel & Leisure Co.	121,939	5,170,214
Wyndham Hotels & Resorts, Inc.	131,481	8,590,968
		25,365,639
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	93,929	7,491,777
Terex Corp.	98,933	3,286,554
		10,778,331
Machinery-Diversified — 3.1%
AGCO Corp.	87,263	9,486,361
Chart Industries, Inc.†	51,185	9,922,724
Cognex Corp.	248,027	10,444,417
Crane Holdings Co.	68,019	6,418,273
Enovis Corp.†	67,107	3,398,970
Esab Corp.	65,136	2,676,438
Flowserve Corp.	186,508	5,682,899
Graco, Inc.	241,588	15,422,978
Middleby Corp.†	77,647	11,167,191
Toro Co.	149,237	12,376,224
Watts Water Technologies, Inc., Class A	39,156	5,423,889
		92,420,364
Media — 0.9%
Cable One, Inc.	7,016	7,963,160
New York Times Co., Class A	237,979	7,255,980
TEGNA, Inc.	315,900	6,760,260
World Wrestling Entertainment, Inc., Class A#	61,738	4,198,801
		26,178,201

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.6%
Timken Co.	96,304	$ 6,066,189
Valmont Industries, Inc.	30,423	8,421,695
Worthington Industries, Inc.	45,803	2,335,495
		16,823,379
Mining — 0.9%
Alcoa Corp.	263,318	13,028,975
MP Materials Corp.†	106,443	3,724,441
Royal Gold, Inc.	93,706	8,611,581
		25,364,997
Miscellaneous Manufacturing — 1.7%
Axon Enterprise, Inc.†	101,375	11,828,435
Carlisle Cos., Inc.	73,803	21,820,595
Donaldson Co., Inc.	176,390	9,057,627
ITT, Inc.	119,204	8,645,866
		51,352,523
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	170,231	2,829,239
Oil & Gas — 2.9%
CNX Resources Corp.†	278,458	4,920,353
EQT Corp.	422,038	20,173,416
HF Sinclair Corp.	213,516	11,237,347
Matador Resources Co.	158,517	9,447,613
Murphy Oil Corp.	208,500	8,125,245
PDC Energy, Inc.	136,234	9,251,651
Range Resources Corp.†	370,026	12,159,054
Southwestern Energy Co.†	1,593,446	11,934,911
		87,249,590
Oil & Gas Services — 0.5%
ChampionX Corp.	290,374	6,333,057
NOV, Inc.	560,755	9,908,541
		16,241,598
Packaging & Containers — 0.9%
AptarGroup, Inc.	93,611	9,624,147
Greif, Inc., Class A	37,979	2,546,492
Silgan Holdings, Inc.	120,215	5,475,793
Sonoco Products Co.	139,180	8,771,124
		26,417,556
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	176,110	4,172,046
Jazz Pharmaceuticals PLC†	88,966	13,809,303
Neurocrine Biosciences, Inc.†	136,445	14,276,240
Option Care Health, Inc.†	213,343	6,605,099
Perrigo Co. PLC	192,086	7,187,858
		46,050,546
Pipelines — 1.3%
Antero Midstream Corp.	464,449	4,677,002
DT Midstream, Inc.	138,097	7,624,335
Equitrans Midstream Corp.	580,741	5,383,469
Targa Resources Corp.	325,474	22,207,091
		39,891,897
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	69,756	12,067,788
REITS — 8.0%
Apartment Income REIT Corp.	224,271	9,161,470
Security Description	Shares or Principal Amount	Value

REITS (continued)
Brixmor Property Group, Inc.	427,613	$ 9,185,127
Corporate Office Properties Trust	160,483	4,146,881
Cousins Properties, Inc.	212,375	5,702,269
Douglas Emmett, Inc.	250,948	4,898,505
EastGroup Properties, Inc.	59,502	9,819,615
EPR Properties	107,026	4,654,561
First Industrial Realty Trust, Inc.	188,444	9,550,342
Healthcare Realty Trust, Inc.	543,457	13,216,874
Highwoods Properties, Inc.	150,117	4,565,058
Hudson Pacific Properties, Inc.	206,466	2,727,416
Independence Realty Trust, Inc.	315,356	6,133,674
JBG SMITH Properties	155,211	3,409,986
Kilroy Realty Corp.	149,961	7,313,598
Kite Realty Group Trust	312,700	6,053,872
Lamar Advertising Co., Class A	124,289	11,669,494
Life Storage, Inc.	120,439	15,325,863
Macerich Co.	306,425	2,932,487
Medical Properties Trust, Inc.	856,699	12,516,372
National Retail Properties, Inc.	251,130	11,275,737
National Storage Affiliates Trust	120,125	6,068,715
Omega Healthcare Investors, Inc.	335,794	10,967,032
Park Hotels & Resorts, Inc.	333,158	4,664,212
Pebblebrook Hotel Trust	187,516	3,304,032
Physicians Realty Trust	321,631	5,358,373
PotlatchDeltic Corp.	99,035	4,597,205
Rayonier, Inc.	208,847	7,418,246
Rexford Industrial Realty, Inc.	235,582	14,655,556
Sabra Health Care REIT, Inc.	329,709	4,935,744
SL Green Realty Corp.#	91,543	4,043,454
Spirit Realty Capital, Inc.	191,738	7,832,497
STORE Capital Corp.	360,483	9,725,831
		237,830,098
Retail — 5.8%
American Eagle Outfitters, Inc.	219,895	2,476,018
AutoNation, Inc.†	50,792	6,328,683
BJ's Wholesale Club Holdings, Inc.†	192,592	14,346,178
Casey's General Stores, Inc.	52,979	11,325,321
Cracker Barrel Old Country Store, Inc.	33,157	3,578,966
Dick's Sporting Goods, Inc.#	82,875	8,815,414
FirstCash Holdings, Inc.	56,240	4,384,470
Five Below, Inc.†	79,248	10,134,234
Foot Locker, Inc.	119,344	4,396,633
GameStop Corp., Class A#†	353,098	10,112,727
Gap, Inc.	300,904	2,750,262
Kohl's Corp.	183,576	5,217,230
Lithia Motors, Inc.	41,306	10,964,265
Macy's, Inc.	406,665	7,043,438
MSC Industrial Direct Co., Inc., Class A	67,365	5,335,982
Murphy USA, Inc.	31,786	9,223,344
Nordstrom, Inc.	159,290	2,725,452
Nu Skin Enterprises, Inc., Class A	71,677	2,934,456
Ollie's Bargain Outlet Holdings, Inc.†	83,286	4,606,549
Papa John's International, Inc.	45,479	3,676,067
RH†	25,103	6,424,109
Texas Roadhouse, Inc.	97,316	8,637,768
Victoria's Secret & Co.†	96,959	3,242,309
Wendy's Co.	244,686	4,693,077
Williams-Sonoma, Inc.	99,975	14,871,281
Wingstop, Inc.	42,652	4,856,357
		173,100,590

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.3%
New York Community Bancorp, Inc.#	666,740	$ 6,527,385
Washington Federal, Inc.	93,233	2,984,388
		9,511,773
Semiconductors — 2.7%
Amkor Technology, Inc.	143,272	2,884,065
Cirrus Logic, Inc.†	81,776	6,271,401
IPG Photonics Corp.†	49,616	4,494,713
Lattice Semiconductor Corp.†	196,452	10,588,763
MACOM Technology Solutions Holdings, Inc.†	69,843	3,851,842
MKS Instruments, Inc.	81,529	8,121,104
Power Integrations, Inc.	83,240	5,954,157
Semtech Corp.†	90,605	4,185,045
Silicon Laboratories, Inc.†	52,223	6,545,109
SiTime Corp.†	22,230	2,365,494
Synaptics, Inc.†	56,542	6,536,821
Wolfspeed, Inc.#†	176,500	20,027,455
		81,825,969
Software — 2.2%
ACI Worldwide, Inc.†	163,869	3,883,695
Aspen Technology, Inc.†	39,970	8,417,682
Blackbaud, Inc.†	64,999	3,399,448
CommVault Systems, Inc.†	63,675	3,456,916
Concentrix Corp.	61,421	7,725,533
Envestnet, Inc.†	78,785	4,125,971
Fair Isaac Corp.†	37,020	16,636,788
Manhattan Associates, Inc.†	90,101	12,727,667
Teradata Corp.†	149,469	4,917,530
		65,291,230
Telecommunications — 0.9%
Calix, Inc.†	79,326	4,668,335
Ciena Corp.†	217,174	11,019,409
Iridium Communications, Inc.†	182,721	8,110,985
ViaSat, Inc.†	106,266	4,035,983
		27,834,712
Toys/Games/Hobbies — 0.4%
Mattel, Inc.†	503,218	11,131,182
Transportation — 1.7%
Kirby Corp.†	86,084	5,772,793
Knight-Swift Transportation Holdings, Inc.	233,509	11,794,540
Landstar System, Inc.	53,003	7,771,830
Ryder System, Inc.	73,003	5,580,349
Saia, Inc.†	37,700	7,797,491
Werner Enterprises, Inc.	84,517	3,362,931
XPO Logistics, Inc.†	141,211	7,402,281
		49,482,215
Trucking & Leasing — 0.2%
GATX Corp.	50,822	4,909,913
Security Description	Shares or Principal Amount	Value

Water — 0.5%
Essential Utilities, Inc.	328,693	$ 16,155,261
Total Long-Term Investment Securities (cost $2,289,374,579)		2,953,800,528
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2)	22,206,644	22,206,644
U.S. Government — 0.3%
United States Treasury Bills
0.36%, 12/29/2022(3)	$ 6,300,000	6,237,978
0.54%, 12/29/2022(3)	2,500,000	2,475,388
		8,713,366
Total Short-Term Investments (cost $30,994,790)		30,920,010
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $17,115,340 and collateralized by $19,877,200 bearing interest at 1.00% due 07/31/2028 and having an approximate value of $17,457,437 (cost $17,115,126)	17,115,126	17,115,126
TOTAL INVESTMENTS (cost $2,337,484,495)	100.7%	3,001,835,664
Other assets less liabilities	(0.7)	(22,306,948)
NET ASSETS	100.0%	$2,979,528,716
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $49,117,299. This was secured by collateral of $22,206,644, which was received in cash and subsequently invested in short-term investments currently valued at $22,206,644 as reported in the Portfolio of Investments. Additional collateral of $29,319,745 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 12/15/2022	$4,210,679
United States Treasury Notes/Bonds	0.13% to 1.62%	09/30/2022 to 05/15/2052	25,109,066
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
118	Long	S&P Mid Cap 400 E-Mini Index	September 2022	$29,255,643	$28,677,540	$(578,103)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,953,800,528	$—	$—	$2,953,800,528
Short-Term Investments:
U.S. Government	—	8,713,366	—	8,713,366
Other Short-Term Investments	22,206,644	—	—	22,206,644
Repurchase Agreements	—	17,115,126	—	17,115,126
Total Investments at Value	$2,976,007,172	$25,828,492	$—	$3,001,835,664
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$578,103	$—	$—	$578,103
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 1.3%
Trade Desk, Inc., Class A†	141,671	$ 8,882,772
Aerospace/Defense — 3.1%
Hexcel Corp.	176,256	10,340,939
L3Harris Technologies, Inc.	22,503	5,134,960
Teledyne Technologies, Inc.†	14,019	5,164,039
		20,639,938
Airlines — 0.4%
Ryanair Holdings PLC ADR†	33,484	2,434,622
Apparel — 1.0%
Gildan Activewear, Inc.	114,272	3,380,166
On Holding AG, Class A†	175,964	3,517,520
		6,897,686
Auto Parts & Equipment — 0.2%
Visteon Corp.†	13,460	1,612,912
Banks — 0.2%
SVB Financial Group†	2,934	1,192,730
Biotechnology — 2.3%
Abcam PLC ADR#†	47,280	705,418
BioMarin Pharmaceutical, Inc.†	28,162	2,512,050
Corteva, Inc.	34,358	2,110,612
Horizon Therapeutics PLC†	68,875	4,078,089
Illumina, Inc.†	10,950	2,207,958
Sarepta Therapeutics, Inc.†	17,914	1,959,433
Seagen, Inc.†	10,900	1,681,761
		15,255,321
Commercial Services — 5.1%
Cimpress PLC†	13,411	450,341
Global Payments, Inc.	30,608	3,802,432
Quanta Services, Inc.	86,522	12,225,559
Rentokil Initial PLC	70,047	422,993
Ritchie Bros. Auctioneers, Inc.	56,319	3,905,160
Terminix Global Holdings, Inc.†	72,825	3,105,986
United Rentals, Inc.†	13,206	3,856,680
WEX, Inc.†	41,088	6,337,824
		34,106,975
Computers — 6.5%
Amdocs, Ltd.	81,459	6,962,301
EPAM Systems, Inc.†	33,468	14,274,102
Leidos Holdings, Inc.	75,893	7,213,630
Seagate Technology Holdings PLC	100,548	6,732,694
Zscaler, Inc.†	52,105	8,297,200
		43,479,927
Distribution/Wholesale — 2.5%
Ferguson PLC	91,628	10,582,118
Pool Corp.	19,119	6,484,973
		17,067,091
Diversified Financial Services — 2.5%
Cboe Global Markets, Inc.	23,483	2,770,290
Charles Schwab Corp.	30,240	2,145,528
LPL Financial Holdings, Inc.	54,700	12,106,751
		17,022,569
Electric — 0.3%
Alliant Energy Corp.	38,322	2,339,175
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.9%
AMETEK, Inc.	51,714	$ 6,213,954
Electronics — 6.2%
Flex, Ltd.†	276,791	4,929,648
Keysight Technologies, Inc.†	67,147	11,004,722
National Instruments Corp.	101,556	4,037,866
Sensata Technologies Holding PLC	148,404	5,977,713
TE Connectivity, Ltd.	125,160	15,796,444
		41,746,393
Energy-Alternate Sources — 2.2%
Enphase Energy, Inc.†	51,198	14,665,155
Engineering & Construction — 0.2%
Frontdoor, Inc.†	60,136	1,411,993
Entertainment — 0.3%
Entain PLC	133,847	1,973,109
Environmental Control — 1.8%
Waste Management, Inc.	69,893	11,814,014
Food Service — 0.5%
Aramark	103,989	3,713,447
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	10,420	1,433,688
Healthcare-Products — 8.7%
Avantor, Inc.†	436,055	10,862,130
Boston Scientific Corp.†	305,100	12,298,581
Cooper Cos., Inc.	29,043	8,348,120
DENTSPLY SIRONA, Inc.	66,087	2,165,671
Envista Holdings Corp.†	71,480	2,651,193
ICU Medical, Inc.†	20,567	3,270,153
IDEXX Laboratories, Inc.†	20,807	7,232,929
PerkinElmer, Inc.	20,317	2,744,014
STERIS PLC	16,932	3,409,766
Teleflex, Inc.	18,759	4,244,411
Waters Corp.†	5,019	1,498,674
		58,725,642
Healthcare-Services — 2.9%
Catalent, Inc.†	87,750	7,722,000
Centene Corp.†	65,390	5,868,099
Tenet Healthcare Corp.†	110,952	6,268,788
		19,858,887
Home Builders — 0.7%
D.R. Horton, Inc.	63,910	4,547,196
Home Furnishings — 0.0%
Dolby Laboratories, Inc., Class A	4,270	312,735
Insurance — 4.3%
Aon PLC, Class A	5,970	1,667,182
Arthur J. Gallagher & Co.	58,260	10,578,268
Intact Financial Corp.	54,568	7,904,643
Ryan Specialty Holdings, Inc.†	49,542	2,098,599
WR Berkley Corp.	98,804	6,402,499
		28,651,191
Internet — 4.4%
Expedia Group, Inc.†	68,882	7,070,737
GoDaddy, Inc., Class A†	91,593	6,944,581
Palo Alto Networks, Inc.†	22,702	12,640,701
Upwork, Inc.†	29,312	510,029

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Wayfair, Inc., Class A#†	16,026	$ 844,731
Ziff Davis, Inc.†	21,208	1,638,954
		29,649,733
Lodging — 0.9%
Las Vegas Sands Corp.†	153,487	5,775,716
Machinery-Diversified — 2.7%
Ingersoll Rand, Inc.	94,069	4,456,048
Westinghouse Air Brake Technologies Corp.	155,352	13,616,603
		18,072,651
Media — 0.7%
Liberty Media Corp. - Liberty Formula One, Series C†	78,758	5,015,309
Oil & Gas — 2.1%
Diamondback Energy, Inc.	45,954	6,124,749
Valero Energy Corp.	66,709	7,812,958
		13,937,707
Packaging & Containers — 0.4%
Sealed Air Corp.	44,954	2,418,975
Pharmaceuticals — 3.9%
AmerisourceBergen Corp.	80,147	11,746,344
Ascendis Pharma A/S ADR†	15,634	1,400,337
DexCom, Inc.†	118,860	9,771,481
Elanco Animal Health, Inc.†	101,351	1,533,441
Neurocrine Biosciences, Inc.†	18,057	1,889,304
		26,340,907
Real Estate — 0.0%
Redfin Corp.#†	40,992	335,724
REITS — 1.8%
Lamar Advertising Co., Class A	45,201	4,243,922
Terreno Realty Corp.	131,743	8,035,005
		12,278,927
Retail — 5.2%
Burlington Stores, Inc.†	12,909	1,809,713
CarMax, Inc.†	56,691	5,013,752
Dollar Tree, Inc.†	8,414	1,141,612
Lululemon Athletica, Inc.†	16,056	4,816,158
O'Reilly Automotive, Inc.†	13,735	9,574,943
Tractor Supply Co.	49,290	9,126,043
Wingstop, Inc.	30,848	3,512,353
		34,994,574
Semiconductors — 7.9%
Analog Devices, Inc.	41,416	6,275,766
Entegris, Inc.	63,999	6,072,225
KLA Corp.	13,714	4,719,399
Lam Research Corp.	17,212	7,537,307
Microchip Technology, Inc.	70,524	4,601,691
Monolithic Power Systems, Inc.	20,922	9,481,432
NXP Semiconductors NV	20,398	3,357,103
ON Semiconductor Corp.†	164,021	11,279,724
		53,324,647
Security Description	Shares or Principal Amount	Value

Software — 12.7%
Atlassian Corp. PLC, Class A†	40,000	$ 9,906,400
Broadridge Financial Solutions, Inc.	25,316	4,333,340
Ceridian HCM Holding, Inc.†	64,069	3,821,075
Constellation Software, Inc.	5,555	8,362,086
Datadog, Inc., Class A†	101,700	10,673,415
Dynatrace, Inc.†	40,525	1,547,245
Fidelity National Information Services, Inc.	38,314	3,500,750
Gitlab, Inc., Class A#†	123,758	7,409,392
HubSpot, Inc.†	21,323	7,186,704
MSCI, Inc.	15,750	7,075,530
Paycom Software, Inc.†	22,792	8,004,550
SS&C Technologies Holdings, Inc.	123,468	6,884,576
Topicus.com, Inc.†	15,356	795,072
ZoomInfo Technologies, Inc.†	125,915	5,719,059
		85,219,194
Telecommunications — 0.6%
NICE, Ltd. ADR#†	19,189	4,094,357
Transportation — 1.1%
JB Hunt Transport Services, Inc.	43,665	7,598,583
Total Long-Term Investment Securities (cost $723,824,746)		665,056,126
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2) (cost $3,705,133)	3,705,133	3,705,133
TOTAL INVESTMENTS (cost $727,529,879)	99.3%	668,761,259
Other assets less liabilities	0.7	4,747,045
NET ASSETS	100.0%	$673,508,304
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $5,180,625. This was secured by collateral of $3,705,133, which was received in cash and subsequently invested in short-term investments currently valued at $3,705,133 as reported in the Portfolio of Investments. Additional collateral of $1,759,639 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$35,573
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2022 to 05/15/2052	1,724,066
ADR—American Depositary Receipt

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Commercial Services	$33,683,982	$422,993	$—	$34,106,975
Entertainment	—	1,973,109	—	1,973,109
Other Industries	628,976,042	—	—	628,976,042
Short-Term Investments	3,705,133	—	—	3,705,133
Total Investments at Value	$666,365,157	$2,396,102	$—	$668,761,259
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Advertising — 0.1%
Taboola.com, Ltd.†	443,868	$ 1,114,109
Aerospace/Defense — 3.9%
Curtiss-Wright Corp.	59,310	8,729,839
Hexcel Corp.	59,043	3,464,053
Howmet Aerospace, Inc.	324,265	11,488,709
L3Harris Technologies, Inc.	12,849	2,932,013
Spirit AeroSystems Holdings, Inc., Class A	169,617	5,105,472
		31,720,086
Airlines — 0.6%
Alaska Air Group, Inc.†	56,950	2,480,742
JetBlue Airways Corp.†	282,990	2,204,492
		4,685,234
Apparel — 0.9%
Columbia Sportswear Co.	46,131	3,286,372
Steven Madden, Ltd.	143,442	4,175,597
		7,461,969
Auto Parts & Equipment — 1.5%
Gentex Corp.	251,272	6,857,213
Lear Corp.	12,866	1,783,742
Visteon Corp.†	31,248	3,744,448
		12,385,403
Banks — 9.7%
Ameris Bancorp	130,146	6,075,215
Atlantic Union Bankshares Corp.	61,834	2,006,513
Cadence Bank	241,738	6,159,484
East West Bancorp, Inc.	94,862	6,846,191
Fifth Third Bancorp	212,158	7,245,196
First Republic Bank	7,613	1,155,882
Huntington Bancshares, Inc.	510,360	6,838,824
KeyCorp	382,188	6,760,906
SouthState Corp.	66,188	5,165,311
State Street Corp.	20,570	1,405,959
SVB Financial Group†	2,896	1,177,282
Synovus Financial Corp.	160,687	6,453,190
Triumph Bancorp, Inc.†	36,333	2,249,376
Truist Financial Corp.	62,840	2,943,426
Webster Financial Corp.	99,985	4,704,294
Western Alliance Bancorp	77,397	5,937,898
Zions Bancorp NA	101,353	5,577,456
		78,702,403
Beverages — 0.7%
Coca-Cola Europacific Partners PLC	52,527	2,582,753
Keurig Dr Pepper, Inc.	75,704	2,885,836
		5,468,589
Biotechnology — 0.7%
Corteva, Inc.	86,877	5,336,854
Building Materials — 1.8%
Builders FirstSource, Inc.†	107,631	6,308,253
Masco Corp.	61,390	3,122,909
Mohawk Industries, Inc.†	22,900	2,527,244
PGT Innovations, Inc.†	112,936	2,362,621
		14,321,027
Chemicals — 2.7%
Axalta Coating Systems, Ltd.†	88,644	2,282,583
Celanese Corp.	36,868	4,087,187
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
DuPont de Nemours, Inc.	60,346	$ 3,357,651
FMC Corp.	72,464	7,831,909
PPG Industries, Inc.	33,981	4,314,907
		21,874,237
Commercial Services — 2.7%
ASGN, Inc.†	27,534	2,662,538
EVERTEC, Inc.	47,622	1,600,099
FleetCor Technologies, Inc.†	21,451	4,558,981
Global Payments, Inc.	24,948	3,099,290
Herc Holdings, Inc.	24,480	2,754,734
Monro, Inc.	98,389	4,556,395
Robert Half International, Inc.	17,237	1,326,732
TransUnion	22,637	1,672,195
		22,230,964
Computers — 3.6%
Check Point Software Technologies, Ltd.†	31,344	3,768,803
Cognizant Technology Solutions Corp., Class A	61,939	3,912,687
Leidos Holdings, Inc.	82,201	7,813,205
Lumentum Holdings, Inc.†	69,646	5,818,923
NetApp, Inc.	36,711	2,647,964
Science Applications International Corp.	27,654	2,518,450
Western Digital Corp.†	59,845	2,529,050
		29,009,082
Distribution/Wholesale — 1.4%
Copart, Inc.†	25,924	3,101,806
Ferguson PLC#	16,428	1,897,270
LKQ Corp.	79,319	4,221,357
Resideo Technologies, Inc.†	94,945	1,976,755
		11,197,188
Diversified Financial Services — 3.0%
AerCap Holdings NV†	153,267	6,751,411
Ameriprise Financial, Inc.	42,311	11,339,771
Discover Financial Services	49,102	4,934,260
SLM Corp.	86,663	1,324,211
		24,349,653
Electric — 4.6%
Alliant Energy Corp.	81,033	4,946,254
American Electric Power Co., Inc.	36,092	3,616,419
CenterPoint Energy, Inc.	260,997	8,229,236
DTE Energy Co.	34,033	4,435,861
Edison International	27,792	1,883,464
Entergy Corp.	45,634	5,261,600
Evergy, Inc.	69,074	4,733,641
FirstEnergy Corp.	5,989	236,865
Portland General Electric Co.	74,124	3,829,987
		37,173,327
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	51,904	6,236,785
Electronics — 3.1%
Allegion PLC	34,973	3,325,932
Coherent Corp.†	69,484	3,281,729
Flex, Ltd.†	206,993	3,686,545
Garmin, Ltd.	35,696	3,158,739
National Instruments Corp.	86,118	3,424,052
nVent Electric PLC	51,203	1,687,651
TE Connectivity, Ltd.	50,213	6,337,383
		24,902,031

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.6%
Fluor Corp.†	127,504	$ 3,371,206
Frontdoor, Inc.†	58,080	1,363,718
		4,734,924
Entertainment — 0.5%
International Game Technology PLC#	72,909	1,307,988
Live Nation Entertainment, Inc.†	28,887	2,610,229
		3,918,217
Environmental Control — 0.9%
Clean Harbors, Inc.†	63,893	7,502,316
Food — 1.2%
US Foods Holding Corp.†	317,016	9,707,030
Food Service — 0.4%
Sovos Brands, Inc.†	197,456	3,015,153
Hand/Machine Tools — 0.5%
Regal Rexnord Corp.	30,865	4,246,715
Healthcare-Products — 3.2%
Avanos Medical, Inc.†	103,808	2,556,791
Avantor, Inc.†	134,710	3,355,626
DENTSPLY SIRONA, Inc.	73,550	2,410,234
Envista Holdings Corp.†	65,057	2,412,964
Haemonetics Corp.†	50,378	3,779,861
ICU Medical, Inc.†	19,416	3,087,144
Integra LifeSciences Holdings Corp.†	105,196	5,018,901
Zimmer Biomet Holdings, Inc.	29,948	3,184,072
		25,805,593
Healthcare-Services — 5.2%
Centene Corp.†	37,976	3,407,966
Encompass Health Corp.	114,718	5,571,853
Enhabit, Inc.†	112,548	1,868,297
HCA Healthcare, Inc.	19,755	3,908,922
Humana, Inc.	10,427	5,023,520
ICON PLC†	28,925	6,069,333
IQVIA Holdings, Inc.†	9,675	2,057,486
Laboratory Corp. of America Holdings	7,057	1,589,730
Molina Healthcare, Inc.†	22,799	7,691,699
Syneos Health, Inc.†	86,502	5,199,635
		42,388,441
Home Builders — 0.5%
Meritage Homes Corp.†	56,666	4,439,781
Home Furnishings — 0.8%
Tempur Sealy International, Inc.	110,315	2,758,978
Whirlpool Corp.	24,926	3,903,412
		6,662,390
Household Products/Wares — 0.3%
Avery Dennison Corp.	15,340	2,816,731
Insurance — 7.1%
Aegon NV	1,335,911	5,998,240
Aflac, Inc.	30,331	1,802,268
Alleghany Corp.†	3,837	3,227,608
Allstate Corp.	17,227	2,075,853
Aon PLC, Class A	15,005	4,190,296
Everest Re Group, Ltd.	33,676	9,060,528
Globe Life, Inc.	93,959	9,131,875
Hanover Insurance Group, Inc.	37,465	4,847,596
James River Group Holdings, Ltd.	171,902	4,084,392
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kemper Corp.	127,970	$ 5,886,620
Travelers Cos., Inc.	7,643	1,235,415
Voya Financial, Inc.	104,488	6,429,147
		57,969,838
Internet — 1.8%
Cargurus, Inc.†	120,700	2,257,090
Expedia Group, Inc.†	25,202	2,586,985
F5, Inc.†	39,995	6,281,615
NortonLifeLock, Inc.	162,850	3,678,782
		14,804,472
Iron/Steel — 0.8%
Reliance Steel & Aluminum Co.	33,578	6,311,992
Leisure Time — 1.2%
Callaway Golf Co.†	54,449	1,204,957
Harley-Davidson, Inc.	119,326	4,602,404
Polaris, Inc.#	33,816	3,830,338
		9,637,699
Lodging — 1.6%
Las Vegas Sands Corp.†	57,355	2,158,269
Marriott International, Inc., Class A	23,341	3,588,445
Wyndham Hotels & Resorts, Inc.	115,095	7,520,307
		13,267,021
Machinery-Construction & Mining — 0.4%
BWX Technologies, Inc.	56,562	2,948,577
Machinery-Diversified — 3.2%
Altra Industrial Motion Corp.	39,287	1,490,942
Dover Corp.	53,180	6,645,373
Esab Corp.	63,111	2,593,231
Flowserve Corp.	100,694	3,068,146
Ingersoll Rand, Inc.	81,626	3,866,624
Middleby Corp.†	42,814	6,157,509
Otis Worldwide Corp.	36,288	2,620,719
		26,442,544
Metal Fabricate/Hardware — 0.4%
Advanced Drainage Systems, Inc.	24,050	3,263,585
Miscellaneous Manufacturing — 2.7%
Eaton Corp. PLC	44,092	6,024,731
ITT, Inc.	23,254	1,686,613
John Bean Technologies Corp.	37,458	3,867,913
Parker-Hannifin Corp.	19,251	5,101,515
Textron, Inc.	86,701	5,408,408
		22,089,180
Oil & Gas — 5.1%
ConocoPhillips	42,151	4,613,427
Coterra Energy, Inc.	180,330	5,574,000
Delek US Holdings, Inc.	54,436	1,537,817
Devon Energy Corp.	72,408	5,113,453
Diamondback Energy, Inc.	65,539	8,735,038
Marathon Oil Corp.	122,838	3,143,425
Marathon Petroleum Corp.	44,759	4,509,469
Pioneer Natural Resources Co.	23,269	5,892,176
Valero Energy Corp.	19,751	2,313,237
		41,432,042

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 1.3%
Halliburton Co.	129,005	$ 3,886,920
Schlumberger NV	185,565	7,079,305
		10,966,225
Packaging & Containers — 0.2%
Crown Holdings, Inc.	15,399	1,394,995
Pharmaceuticals — 1.0%
AmerisourceBergen Corp.	39,477	5,785,749
Cigna Corp.	7,253	2,055,863
		7,841,612
REITS — 7.0%
American Assets Trust, Inc.	78,070	2,167,223
American Homes 4 Rent, Class A	79,570	2,829,509
Americold Realty Trust, Inc.	127,376	3,747,402
Cousins Properties, Inc.	66,558	1,787,082
Duke Realty Corp.	49,753	2,927,964
Equity Residential	54,040	3,954,647
Essential Properties Realty Trust, Inc.	210,954	4,775,999
Essex Property Trust, Inc.	15,704	4,162,502
First Industrial Realty Trust, Inc.	88,590	4,489,741
Gaming and Leisure Properties, Inc.	118,769	5,732,980
Healthpeak Properties, Inc.	80,937	2,124,596
Kilroy Realty Corp.	39,609	1,931,731
Lamar Advertising Co., Class A	27,283	2,561,601
Regency Centers Corp.	67,980	4,135,903
Ryman Hospitality Properties, Inc.†	60,618	4,984,012
Welltower, Inc.	61,859	4,741,493
		57,054,385
Retail — 2.7%
AutoZone, Inc.†	4,052	8,587,039
Burlington Stores, Inc.†	16,982	2,380,707
Darden Restaurants, Inc.	17,137	2,120,018
Denny's Corp.†	299,895	2,834,008
Domino's Pizza, Inc.	4,114	1,529,832
Five Below, Inc.†	10,646	1,361,410
Ross Stores, Inc.	41,144	3,549,493
		22,362,507
Semiconductors — 2.8%
Allegro MicroSystems, Inc.†	128,302	2,992,003
Cirrus Logic, Inc.†	46,110	3,536,176
KLA Corp.	4,289	1,475,973
Microchip Technology, Inc.	53,153	3,468,233
MKS Instruments, Inc.	35,789	3,564,942
NXP Semiconductors NV	11,815	1,944,513
Qorvo, Inc.†	41,814	3,754,061
Synaptics, Inc.†	19,865	2,296,593
		23,032,494
Software — 0.7%
Fair Isaac Corp.†	3,623	1,628,176
Fidelity National Information Services, Inc.	15,346	1,402,164
SS&C Technologies Holdings, Inc.	45,431	2,533,233
		5,563,573
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.2%
Maxar Technologies, Inc.	54,918	$ 1,308,696
Toys/Games/Hobbies — 0.5%
Hasbro, Inc.	54,439	4,290,882
Transportation — 2.1%
Expeditors International of Washington, Inc.	29,916	3,078,057
FedEx Corp.	13,470	2,839,611
Knight-Swift Transportation Holdings, Inc.	88,979	4,494,329
Landstar System, Inc.	18,124	2,657,522
Norfolk Southern Corp.	16,977	4,127,618
		17,197,137
Total Long-Term Investment Securities (cost $748,037,990)		802,585,688
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional Liquid Reserves Fund, Administration Class 2.06%(1)	11,152,417	11,153,532
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(1)(2)	478,913	478,913
Total Short-Term Investments (cost $11,631,259)		11,632,445
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $609,212 and collateralized by $707,600 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $621,460 (cost $609,205)	$ 609,205	609,205
TOTAL INVESTMENTS (cost $760,278,454)	100.2%	814,827,338
Other assets less liabilities	(0.2)	(1,334,110)
NET ASSETS	100.0%	$813,493,228
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $1,111,710. This was secured by collateral of $478,913, which was received in cash and subsequently invested in short-term investments currently valued at $478,913 as reported in the Portfolio of Investments. Additional collateral of $687,598 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$51,690
United States Treasury Notes/Bonds	0.13% to 4.37%	09/30/2022 to 05/15/2052	635,908

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$802,585,688	$—	$—	$802,585,688
Short-Term Investments	11,632,445	—	—	11,632,445
Repurchase Agreements	—	609,205	—	609,205
Total Investments at Value	$814,218,133	$609,205	$—	$814,827,338
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 89.8%
Domestic Equity Investment Companies — 38.2%
VALIC Company I Blue Chip Growth Fund	167,961	$ 2,685,690
VALIC Company I Capital Appreciation Fund	1,987,608	37,068,886
VALIC Company I Dividend Value Fund	501,468	6,218,207
VALIC Company I Large Capital Growth Fund	2,708,873	48,001,234
VALIC Company I Mid Cap Index Fund	1,123,768	28,745,981
VALIC Company I Mid Cap Strategic Growth Fund	1,168,250	20,432,699
VALIC Company I Mid Cap Value Fund	1,173,897	22,644,469
VALIC Company I Nasdaq-100 Index Fund	1,096,508	21,370,948
VALIC Company I Science & Technology Fund	128,215	2,838,672
VALIC Company I Small Cap Growth Fund	523,562	8,083,803
VALIC Company I Small Cap Index Fund	329,932	5,697,917
VALIC Company I Small Cap Special Values Fund	146,411	1,753,997
VALIC Company I Stock Index Fund	2,032,139	92,706,175
VALIC Company I Systematic Core Fund	578,100	14,163,457
VALIC Company I Systematic Value Fund	5,439,348	67,284,740
Total Domestic Equity Investment Companies (cost $393,845,097)		379,696,875
Domestic Fixed Income Investment Companies — 37.8%
VALIC Company I Core Bond Fund	27,714,838	274,931,194
VALIC Company I Government Securities Fund	5,358,007	51,651,186
VALIC Company I High Yield Bond Fund	1,203,254	8,146,028
VALIC Company I Inflation Protected Fund	3,771,206	41,219,286
Total Domestic Fixed Income Investment Companies (cost $420,501,840)		375,947,694
International Equity Investment Companies — 11.8%
VALIC Company I Emerging Economies Fund	1,549,061	9,991,445
VALIC Company I Global Real Estate Fund	2,676,596	18,762,940
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
VALIC Company I International Equities Index Fund	6,988,837	$ 45,846,771
VALIC Company I International Opportunities Fund	2,079,382	30,171,835
VALIC Company I International Value Fund	1,423,281	12,638,734
Total International Equity Investment Companies (cost $139,191,563)		117,411,725
International Fixed Income Investment Companies — 2.0%
VALIC Company I International Government Bond Fund (cost $23,125,618)	1,981,235	19,495,349
Total Long-Term Investment Securities (cost $976,664,118)		892,551,643
SHORT-TERM INVESTMENTS — 10.2%
Unaffiliated Investment Companies — 10.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(2) (cost $101,760,566)	101,760,566	101,760,566
TOTAL INVESTMENTS (cost $1,078,424,684)	100.0%	994,312,209
Other assets less liabilities	(0.0)	(189,070)
NET ASSETS	100.0%	$994,123,139
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.valic.com.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2022.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$892,551,643	$—	$—	$892,551,643
Short-Term Investments	101,760,566	—	—	101,760,566
Total Investments at Value	$994,312,209	$—	$—	$994,312,209
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.0%
Auto Manufacturers — 4.9%
Lucid Group, Inc.#†	101,900	$ 1,563,146
PACCAR, Inc.	21,242	1,858,888
Tesla, Inc.†	114,456	31,545,218
		34,967,252
Beverages — 2.9%
Keurig Dr Pepper, Inc.	86,669	3,303,822
Monster Beverage Corp.†	32,361	2,874,628
PepsiCo, Inc.	84,478	14,553,025
		20,731,475
Biotechnology — 4.1%
Amgen, Inc.	32,638	7,842,911
Biogen, Inc.†	8,948	1,748,260
Gilead Sciences, Inc.	76,635	4,864,023
Illumina, Inc.†	9,598	1,935,341
Moderna, Inc.†	24,302	3,214,426
Regeneron Pharmaceuticals, Inc.†	6,600	3,834,996
Seagen, Inc.†	11,246	1,735,145
Vertex Pharmaceuticals, Inc.†	15,626	4,402,782
		29,577,884
Commercial Services — 2.4%
Automatic Data Processing, Inc.	25,523	6,238,076
Cintas Corp.	6,252	2,543,564
PayPal Holdings, Inc.†	70,753	6,611,160
Verisk Analytics, Inc.	9,647	1,805,533
		17,198,333
Computers — 14.1%
Apple, Inc.	596,037	93,708,937
Cognizant Technology Solutions Corp., Class A	31,842	2,011,459
Crowdstrike Holdings, Inc., Class A†	13,035	2,380,321
Fortinet, Inc.†	49,040	2,387,758
Zscaler, Inc.†	8,620	1,372,649
		101,861,124
Distribution/Wholesale — 0.5%
Copart, Inc.†	14,521	1,737,438
Fastenal Co.	35,168	1,770,005
		3,507,443
Electric — 1.4%
American Electric Power Co., Inc.	31,376	3,143,875
Constellation Energy Corp.	19,947	1,627,476
Exelon Corp.	59,888	2,629,682
Xcel Energy, Inc.	33,277	2,470,817
		9,871,850
Electronics — 1.1%
Honeywell International, Inc.	41,591	7,875,256
Food — 1.1%
Kraft Heinz Co.	74,786	2,796,996
Mondelez International, Inc., Class A	84,554	5,230,511
		8,027,507
Healthcare-Products — 1.0%
Align Technology, Inc.†	4,815	1,173,416
IDEXX Laboratories, Inc.†	5,133	1,784,333
Intuitive Surgical, Inc.†	21,931	4,512,084
		7,469,833
Security Description	Shares or Principal Amount	Value

Internet — 20.4%
Airbnb, Inc., Class A†	23,355	$ 2,641,918
Alphabet, Inc., Class A†	221,520	23,972,894
Alphabet, Inc., Class C†	230,800	25,191,820
Amazon.com, Inc.†	374,684	47,498,691
Baidu, Inc. ADR†	13,204	1,900,980
Booking Holdings, Inc.†	2,482	4,655,760
eBay, Inc.	34,205	1,509,467
JD.com, Inc. ADR	30,962	1,965,777
Match Group, Inc.†	17,449	986,392
MercadoLibre, Inc.†	3,078	2,632,798
Meta Platforms, Inc., Class A†	126,472	20,606,083
Netflix, Inc.†	27,144	6,068,313
Okta, Inc.†	9,210	841,794
Palo Alto Networks, Inc.†	6,087	3,389,302
Pinduoduo, Inc. ADR†	27,079	1,930,733
VeriSign, Inc.†	6,693	1,219,598
		147,012,320
Lodging — 0.4%
Marriott International, Inc., Class A	19,997	3,074,339
Media — 2.2%
Charter Communications, Inc., Class A†	10,256	4,231,933
Comcast Corp., Class A	273,139	9,884,900
Sirius XM Holdings, Inc.#	240,485	1,464,554
		15,581,387
Pharmaceuticals — 0.6%
AstraZeneca PLC ADR	35,307	2,202,451
DexCom, Inc.†	23,981	1,971,478
		4,173,929
Retail — 4.3%
Costco Wholesale Corp.	27,080	14,138,468
Dollar Tree, Inc.†	13,720	1,861,530
Lululemon Athletica, Inc.†	7,504	2,250,900
O'Reilly Automotive, Inc.†	4,016	2,799,634
Ross Stores, Inc.	21,469	1,852,131
Starbucks Corp.	70,072	5,890,953
Walgreens Boots Alliance, Inc.	52,774	1,850,256
		30,643,872
Semiconductors — 13.6%
Advanced Micro Devices, Inc.†	99,008	8,402,809
Analog Devices, Inc.	31,759	4,812,441
Applied Materials, Inc.	53,151	4,999,915
ASML Holding NV	5,234	2,564,346
Broadcom, Inc.	24,945	12,450,299
Intel Corp.	249,826	7,974,446
KLA Corp.	9,118	3,137,777
Lam Research Corp.	8,475	3,711,287
Marvell Technology, Inc.	51,926	2,431,175
Microchip Technology, Inc.	33,878	2,210,540
Micron Technology, Inc.	68,225	3,856,759
NVIDIA Corp.	129,565	19,556,541
NXP Semiconductors NV	16,042	2,640,192
QUALCOMM, Inc.	68,429	9,051,104
Skyworks Solutions, Inc.	9,832	968,944
Texas Instruments, Inc.	56,340	9,307,932
		98,076,507
Software — 17.1%
Activision Blizzard, Inc.	47,771	3,749,546
Adobe, Inc.†	28,868	10,780,466

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc.†	5,315	$ 1,319,714
Atlassian Corp. PLC, Class A†	8,736	2,163,558
Autodesk, Inc.†	13,290	2,681,125
Cadence Design Systems, Inc.†	16,848	2,927,677
Datadog, Inc., Class A†	17,297	1,815,320
DocuSign, Inc.†	12,214	711,099
Electronic Arts, Inc.	17,101	2,169,604
Fiserv, Inc.†	39,493	3,996,297
Intuit, Inc.	17,234	7,441,297
Microsoft Corp.	275,423	72,014,852
NetEase, Inc. ADR	11,099	982,372
Paychex, Inc.	22,057	2,720,510
Splunk, Inc.†	9,831	885,085
Synopsys, Inc.†	9,346	3,233,903
Workday, Inc., Class A†	12,158	2,000,720
Zoom Video Communications, Inc., Class A†	15,378	1,236,391
		122,829,536
Telecommunications — 3.1%
Cisco Systems, Inc.	253,001	11,314,205
T-Mobile US, Inc.†	76,590	11,025,896
		22,340,101
Transportation — 0.8%
CSX Corp.	132,841	4,204,417
Old Dominion Freight Line, Inc.	6,926	1,879,786
		6,084,203
Total Long-Term Investment Securities (cost $300,539,346)		690,904,151
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2)	3,082,481	3,082,481
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.5%
United States Treasury Bills
1.91%, 04/20/2023(3)	$ 3,500,000	$ 3,431,614
Total Short-Term Investments (cost $6,539,529)		6,514,095
REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $24,984,936 and collateralized by $29,016,700 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $25,484,334 (cost $24,984,624)	24,984,624	24,984,624
TOTAL INVESTMENTS (cost $332,063,499)	100.4%	722,402,870
Other assets less liabilities	(0.4)	(3,008,114)
NET ASSETS	100.0%	$719,394,756
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $3,027,700. This was secured by collateral of $3,082,481, which was received in cash and subsequently invested in short-term investments currently valued at $3,082,481 as reported in the Portfolio of Investments.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
121	Long	NASDAQ 100 E-Mini Index	September 2022	$29,274,472	$29,730,305	$455,833
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$690,904,151	$—	$—	$690,904,151
Short-Term Investments:
U.S. Government	—	3,431,614	—	3,431,614
Other Short-Term Investments	3,082,481	—	—	3,082,481
Repurchase Agreements	—	24,984,624	—	24,984,624
Total Investments at Value	$693,986,632	$28,416,238	$—	$722,402,870
Other Financial Instruments:†
Futures Contracts	$455,833	$—	$—	$455,833
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.3%
Advertising — 0.6%
Trade Desk, Inc., Class A†	176,960	$ 11,095,392
Apparel — 0.0%
boohoo Group PLC†	2,067,911	999,119
Auto Manufacturers — 0.6%
Rivian Automotive, Inc., Class A#†	34,943	1,142,985
Tesla, Inc.†	37,065	10,215,485
		11,358,470
Biotechnology — 0.0%
Flame Biosciences, Inc.†(1)(2)	48,560	222,890
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	12,842	13,241
Ginkgo Bioworks, Inc., Earnout Shares 17.50†(1)	12,842	12,084
Ginkgo Bioworks, Inc., Earnout Shares 20.00†(1)	12,842	11,110
		259,325
Commercial Services — 3.5%
Automatic Data Processing, Inc.	24,275	5,933,053
Block, Inc., Class A†	171,660	11,829,090
FleetCor Technologies, Inc.†	53,070	11,278,967
Global Payments, Inc.	191,741	23,819,984
PayPal Holdings, Inc.†	72,765	6,799,162
WEX, Inc.†	72,267	11,147,185
		70,807,441
Computers — 10.4%
Accenture PLC, Class A	83,172	23,991,795
Apple, Inc.	461,415	72,543,666
Crowdstrike Holdings, Inc., Class A†	101,305	18,499,306
DXC Technology Co.†	233,795	5,793,440
Fortinet, Inc.†	362,425	17,646,473
Genpact, Ltd.	266,083	12,500,579
KnowBe4, Inc., Class A†	209,340	4,023,515
Pure Storage, Inc., Class A†	933,816	27,052,650
Rapid7, Inc.†	39,831	2,290,282
Seagate Technology Holdings PLC	159,125	10,655,010
Varonis Systems, Inc.†	63,714	1,742,578
Zscaler, Inc.†	67,865	10,806,823
		207,546,117
Diversified Financial Services — 3.1%
Mastercard, Inc., Class A	72,840	23,627,111
Visa, Inc., Class A	193,501	38,450,583
		62,077,694
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	25,355
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	485,576
		510,931
Electrical Components & Equipment — 0.3%
Emerson Electric Co.	71,085	5,810,488
Electronics — 1.3%
Flex, Ltd.†	958,002	17,062,016
Hoya Corp.	90,700	9,212,023
		26,274,039
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA†	56,640	3,056,072
Security Description	Shares or Principal Amount	Value

Entertainment Software — 0.2%
Epic Games, Inc.(1)(2)	3,904	$ 3,630,720
Healthcare-Services — 0.1%
Bright Health Group, Inc.#†	181,044	273,377
Ginkgo Bioworks Holdings, Inc.#†	440,922	1,186,080
Verily Life Sciences LLC Series B†(1)(2)	6,986	617,143
		2,076,600
Internet — 30.6%
Airbnb, Inc., Class A†	46,309	5,238,474
Alibaba Group Holding, Ltd. ADR†	194,441	18,551,616
Alphabet, Inc., Class A†	782,010	84,629,122
Alphabet, Inc., Class C†	701,585	76,578,003
Amazon.com, Inc.†	1,346,096	170,644,590
Auto1 Group SE*†	299,273	3,140,403
Baidu, Inc. ADR†	88,908	12,800,085
Booking Holdings, Inc.†	4,620	8,666,242
Bumble, Inc., Class A†	52,185	1,307,234
Cargurus, Inc.†	243,534	4,554,086
Coupang, Inc.#†	176,572	2,984,067
Deliveroo PLC*†	2,316,342	2,174,941
Delivery Hero SE*†	263,193	10,971,805
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR#†	264,176	266,818
DoorDash, Inc., Class A†	34,310	2,055,169
Etsy, Inc.†	124,507	13,149,184
F5, Inc.†	82,883	13,017,604
GoDaddy, Inc., Class A†	64,532	4,892,816
Kanzhun, Ltd. ADR†	68,228	1,602,676
MercadoLibre, Inc.†	2,795	2,390,731
Meta Platforms, Inc., Class A†	408,906	66,623,055
Naspers, Ltd., Class N	64,056	9,046,306
NortonLifeLock, Inc.	128,421	2,901,030
Okta, Inc.†	118,033	10,788,216
Opendoor Technologies, Inc.#†	148,650	643,655
Palo Alto Networks, Inc.†	66,340	36,938,775
Pinterest, Inc., Class A†	243,481	5,609,802
Tencent Holdings, Ltd.	228,400	9,459,852
Tongcheng-Elong Holdings, Ltd.†	1,667,800	3,422,502
Trainline PLC*†	1,665,185	6,675,569
Trip.com Group, Ltd. ADR†	735,225	18,909,987
VK Co., Ltd. GDR†(1)(2)	1,166,135	0
Wayfair, Inc., Class A#†	24,785	1,306,417
		611,940,832
Media — 0.2%
Comcast Corp., Class A	115,500	4,179,945
Oil & Gas — 0.1%
Occidental Petroleum Corp.	40,420	2,869,820
Pharmaceuticals — 0.0%
Longboard Pharmaceuticals, Inc.#†	32,938	110,342
Progenics Pharmaceuticals, Inc. CVR†(1)	54,000	62,149
		172,491
Real Estate — 0.1%
KE Holdings, Inc. ADR†	100,123	1,806,219
Retail — 1.0%
Warby Parker, Inc., Class A†	283,083	3,558,353
Zalando SE*†	704,010	16,316,449
		19,874,802
Semiconductors — 17.9%
Advanced Micro Devices, Inc.†	410,222	34,815,541

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Analog Devices, Inc.	34,680	$ 5,255,060
Applied Materials, Inc.	97,290	9,152,070
Broadcom, Inc.	34,495	17,216,799
Infineon Technologies AG	287,140	7,004,702
Intel Corp.	146,021	4,660,990
KLA Corp.	65,770	22,633,430
Lam Research Corp.	12,643	5,536,496
Marvell Technology, Inc.	466,162	21,825,705
Microchip Technology, Inc.	50,595	3,301,324
Micron Technology, Inc.	427,297	24,155,099
NVIDIA Corp.	265,373	40,055,401
NXP Semiconductors NV	57,230	9,418,913
ON Semiconductor Corp.†	675,293	46,439,900
QUALCOMM, Inc.	146,568	19,386,549
Samsung Electronics Co., Ltd.	196,188	8,690,863
SK Hynix, Inc.	68,206	4,804,913
STMicroelectronics NV	108,930	3,790,946
Taiwan Semiconductor Manufacturing Co., Ltd.	183,000	2,993,013
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,450	14,623,758
Teradyne, Inc.	145,584	12,322,230
Texas Instruments, Inc.	238,326	39,373,839
		357,457,541
Software — 22.4%
Adobe, Inc.†	15,310	5,717,366
Alignment Healthcare, Inc.†	131,699	2,003,142
Altair Engineering, Inc., Class A†	18,500	962,185
Alteryx, Inc., Class A†	66,715	4,157,679
Aspen Technology, Inc.†	48,779	10,272,857
Atlassian Corp. PLC, Class A†	39,640	9,817,242
Box, Inc., Class A†	54,589	1,405,667
Ceridian HCM Holding, Inc.†	224,229	13,373,018
Datadog, Inc., Class A†	80,895	8,489,930
Doximity, Inc., Class A#†	129,570	4,300,428
Electronic Arts, Inc.	21,885	2,776,550
Fidelity National Information Services, Inc.	45,015	4,113,021
Fiserv, Inc.†	45,570	4,611,228
Five9, Inc.†	33,736	3,309,839
ForgeRock, Inc., Class A†	3,643	62,150
Guidewire Software, Inc.†	68,348	4,901,235
HashiCorp, Inc., Class A†	207,597	7,338,554
HubSpot, Inc.†	8,459	2,851,021
Intuit, Inc.	23,624	10,200,371
Microsoft Corp.	676,324	176,838,436
MongoDB, Inc.†	65,833	21,254,842
Oracle Corp.	136,730	10,138,529
Paycom Software, Inc.†	7,360	2,584,832
Qualtrics International, Inc., Class A†	449,031	5,500,630
ROBLOX Corp., Class A†	44,173	1,727,606
Salesforce, Inc.†	399,647	62,392,890
SentinelOne, Inc., Class A†	89,389	2,441,214
ServiceNow, Inc.†	23,303	10,127,950
Snowflake, Inc., Class A†	48,043	8,693,381
Take-Two Interactive Software, Inc.†	19,285	2,363,570
TeamViewer AG†	274,199	2,745,835
UiPath, Inc., Class A†	151,536	2,492,767
Veeva Systems, Inc., Class A†	27,649	5,510,999
Workday, Inc., Class A†	91,470	15,052,303
Zoom Video Communications, Inc., Class A†	123,800	9,953,520
ZoomInfo Technologies, Inc.†	158,405	7,194,755
		447,677,542
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.7%
Arista Networks, Inc.†	162,498	$ 19,480,260
Cisco Systems, Inc.	125,475	5,611,242
Nokia Oyj ADR	1,954,073	9,868,069
		34,959,571
Total Common Stocks (cost $2,178,590,985)		1,886,441,171
CONVERTIBLE PREFERRED STOCKS — 1.5%
Automotive - Cars & Lt. Trucks — 0.3%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	2,601,300
Waymo LLC Series A-2†(1)(2)	21,059	1,931,573
Waymo LLC Series B-2†(1)(2)	10,055	922,265
		5,455,138
Biotechnology — 0.2%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	1,104,005
Freenome Holdings, Inc. Series C†(1)(2)	53,807	627,928
Insitro, Inc. Series B†(1)(2)	52,029	951,668
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	109,150
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	93,232
PrognomIQ, Inc. Series B†(1)(2)	216,177	661,502
		3,547,485
E-Commerce/Services — 0.2%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	1,001,112
Rappi, Inc. Series E†(1)(2)	39,184	2,019,151
Rappi, Inc. Series F†(1)(2)	14,609	752,802
		3,773,065
Healthcare-Services — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)	217,911	1,433,854
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)	69,360	4,212,233
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)	160,251	379,881
RefleXion Medical, Inc. Series D†(1)(2)	67,040	158,921
		538,802
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)	542,402	550,994
Medical Labs & Testing Services — 0.4%
Tempus Labs, Inc. Series D †(1)(2)	60,677	3,572,662
Tempus Labs, Inc. Series E†(1)(2)	39,722	2,400,798

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Medical Labs & Testing Services (continued)
Tempus Labs, Inc. Series F†(1)(2)	10,551	$ 646,143
Tempus Labs, Inc. Series G†(1)(2)	6,661	412,849
		7,032,452
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	180,527	521,723
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)	151,129	101,256
Therapeutics — 0.1%
Color Health, Inc. Series D-1†(1)(2)	26,210	2,620,188
Total Convertible Preferred Stocks (cost $17,272,432)		29,787,190
ESCROWS AND LITIGATION TRUSTS — 0.1%
Exact Sciences Expense Fund †(1)	220	198
Exact Sciences CMO Milestone †(1)	216,096	133,980
Exact Sciences FDA Milestone †(1)	108,048	66,990
Acerta Pharma B.V. (Escrow Shares) †(1)	1,007,214	883,326
Total Escrows and Litigation Trusts (cost $1,007,214)		1,084,494
Total Long-Term Investment Securities (cost $2,196,870,631)		1,917,312,855
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(3)	500,003	500,003
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(3)(4)	6,352,281	6,352,281
T. Rowe Price Government Reserve Fund 2.36%(3)	33,271,531	33,271,531
Total Short-Term Investments (cost $40,123,815)		40,123,815
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $880,232 and collateralized by $1,022,300 United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $897,850 (cost $880,221)	$ 880,221	880,221
TOTAL INVESTMENTS (cost $2,237,874,667)	97.9%	1,958,316,891
Other assets less liabilities	2.1	41,613,718
NET ASSETS	100.0%	$1,999,930,609
†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At August 31, 2022, the aggregate value of these securities was $39,279,167 representing 2.0% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,883	$1,657,725
	03/29/2021	1,021	903,585
		3,904	2,561,310	$3,630,720	$930.00	0.18%
Flame Biosciences, Inc.	09/28/2020	48,560	318,068	222,890	4.59	0.01
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	24,233	25,355	48.48	0.00
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	485,576	48.48	0.03
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	617,143	88.34	0.03
VK Co., Ltd. GDR	08/07/2018 - 01/27/2022	1,166,135	24,375,243	0	0.00	0.00
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,433,854	6.58	0.07
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	2,620,187	99.97	0.13
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	1,104,005	11.67	0.05
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	627,928	11.67	0.03
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	2,601,300	29.00	0.13
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	521,723	2.89	0.03
Insitro, Inc. Series B	05/21/2020	52,029	324,177	951,668	18.29	0.05
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	550,994	1.02	0.03
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	1,001,112	48.48	0.05
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,656	101,256	0.67	0.00
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,212,233	60.73	0.21

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	$81,510	$109,150	$3.06	0.01%
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	93,232	3.06	0.00
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	661,502	3.06	0.03
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	2,019,151	51.53	0.10
Rappi, Inc. Series F	07/08/2021	14,609	941,157	752,802	51.53	0.04
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	379,881	2.37	0.02
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	158,921	2.37	0.01
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,572,662	58.88	0.18
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,057	2,400,798	60.44	0.12
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	646,143	61.24	0.03
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	412,849	61.98	0.02
Waymo LLC Series A-2	05/08/2020	21,059	1,808,277	1,931,574	91.72	0.10
Waymo LLC Series B-2	06/11/2021	10,055	922,265	922,265	91.72	0.05
				$34,768,874		1.74%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $11,915,871. This was secured by collateral of $6,352,281, which was received in cash and subsequently invested in short-term investments currently valued at $6,352,281 as reported in the Portfolio of Investments. Additional collateral of $5,715,876 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$111,805
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2022 to 05/15/2052	5,604,071
ADR—American Depositary Receipt
CVR—Contingent Value Rights
GDR—Global Depositary Receipt

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$999,119	$—	$999,119
Biotechnology	—	—	259,325	259,325
E-Commerce/Services	—	—	510,931	510,931
Electronics	17,062,016	9,212,023	—	26,274,039
Entertainment	—	3,056,072	—	3,056,072
Entertainment Software	—	—	3,630,720	3,630,720
Healthcare-Services	1,459,457	—	617,143	2,076,600
Internet	567,049,454	44,891,378	0	611,940,832
Pharmaceuticals	110,342	—	62,149	172,491
Retail	3,558,353	16,316,449	—	19,874,802
Semiconductors	330,173,104	27,284,437	—	357,457,541
Software	444,931,707	2,745,835	—	447,677,542
Other Industries	412,511,157	—	—	412,511,157
Convertible Preferred Stocks	—	—	29,787,190	29,787,190
Escrows and Litigation Trusts	—	—	1,084,494	1,084,494
Short-Term Investments	40,123,815	—	—	40,123,815
Repurchase Agreements	—	880,221	—	880,221
Total Investments at Value	$1,816,979,405	$105,385,534	$35,951,952	$1,958,316,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
Balance as of May 31, 2022	$5,324,841	$29,401,486	$1,084,494
Accrued Discounts	-	-	-
Accrued Premiums	-	-	-
Realized Gain	-	-	-
Realized Loss	-	-	-
Change in unrealized appreciation(1)	4,990	911,921	-
Change in unrealized depreciation(1)	$ (249,563)	$ (526,217)	-
Net purchases	-	-	-
Net sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3(2)	-	-	-
Balance as of August 31, 2022	$5,080,268	$29,787,190	$1,084,494
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2022 includes:
Common Stocks	Convertible Preferred Securities	Escrow and Litigation Trusts
$ (244,573)	$385,704	$ -
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2022.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at August 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$3,630,720	Market Approach	Market Transaction Price*	$930.0000
	$0	Market Approach	Market - Last Sale	$0.8560
			Discount for Geo-political uncertainty	100%
	$222,890	Market Approach &	Market - Merger/Acquisition Est. Value	$150,000,000.00
		Cost Approach	Cost - Liquidation Est. Value	$53,000,000.00
			Cost - Sept 2020 Post Money Value	$199,700,000.00
			Discount for Uncertainty	30%
	$510,931	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$617,143	Market Approach	Transaction Price*	$136.9300
			Sales Multiple*	12.80x
			Discount for Lack of Marketability	10.0%
	$62,149	Income Approach	Estimated Future Cash Distribution*	$1.15
	$36,435	Market Approach	Market - Earnout Probability of Additional shares*	$0.865104-$1.031077 ($0.95)#
Preferred Securities	$2,601,300	Market Approach	Contractual Floor of Announced Tender*	$29.00
	$14,323,539	Market Approach	Market Transaction Price*	$1.01584 -$99.969($57.3605)#
	$7,032,452	Market Approach	Market Transaction Price*	$57.3069
			Future Dividend Payout Adjustment	$1.5731-$4.6731 ($3.3281)
	$1,001,112	Market Approach	Primary Transaction Price*	$125.0000
			Secondary Transaction Price*	$118.7500
			Gross Merchandise Value Multiple*	1.33x
			Discount for Lack of Marketability	10.0%
	$2,771,954	Market Approach	Transaction Price*	$64.4231
			Sales Multiple*	4.05x
			Gross Merchandise Volume Multiple*	0.60x
			Discount for Lack of Marketability	10.0%
	$1,433,854	Market Approach	Market Transaction Price*	$8.1000
			Sales Multiple*	5.3x
			Discount for Lack of Marketability	10.0%
	$521,723	Market Approach	Market Transaction Price*	$3.1600
			Gross Profit Multiple*	6.05x
			Discount for Lack of Marketability	10.0%
	$101,256	Market Approach	Sales Multiple*	3.4x
			Gross Profit Multiple*	4.5x
			Discount for Lack of Marketability	10.0%
Escrow and Litigation Trusts	$1,084,494	Income Approach	Estimated Future Cash Distribution*	$0.62-$0.9000 ($0.83)#
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
(2) The average represents the arithmetic average of the inputs and is not weighted by the relative fair value or notional amount.
# The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.3%
Advertising — 0.1%
AdTheorent Holding Co, Inc.#†	5,785	$ 15,272
Advantage Solutions, Inc.†	29,768	108,356
Boston Omaha Corp., Class A†	7,390	198,274
Clear Channel Outdoor Holdings, Inc.†	131,705	210,728
Entravision Communications Corp., Class A	21,428	108,854
Quotient Technology, Inc.†	32,242	59,970
Stagwell, Inc.†	28,175	191,026
		892,480
Aerospace/Defense — 0.7%
AAR Corp.†	12,200	523,136
Aerojet Rocketdyne Holdings, Inc.†	28,635	1,233,309
AeroVironment, Inc.†	8,381	742,976
AerSale Corp.†	5,730	110,474
AEye, Inc.#†	9,529	14,675
Archer Aviation, Inc., Class A†	44,913	158,992
Astra Space, Inc.#†	51,907	44,272
Astronics Corp.†	9,122	84,014
Barnes Group, Inc.	17,664	548,467
Ducommun, Inc.†	3,992	175,648
Joby Aviation, Inc.†	90,606	480,212
Kaman Corp.	10,110	320,689
Kratos Defense & Security Solutions, Inc.†	44,584	559,083
Momentus, Inc.†	19,664	34,805
Moog, Inc., Class A	10,329	774,468
National Presto Industries, Inc.	1,849	126,139
Redwire Corp.#†	6,980	19,265
Rocket Lab USA, Inc.#†	76,928	423,104
Triumph Group, Inc.†	23,109	300,186
		6,673,914
Agriculture — 0.3%
22nd Century Group, Inc.#†	58,394	78,248
Alico, Inc.	2,261	76,761
Andersons, Inc.	11,557	427,956
AppHarvest, Inc.#†	25,758	74,183
Benson Hill, Inc.†	61,762	219,255
Fresh Del Monte Produce, Inc.	11,009	300,986
Local Bounti Corp.#†	6,763	25,158
Tejon Ranch Co.†	7,498	118,168
Turning Point Brands, Inc.	5,514	128,587
Universal Corp.	8,719	445,018
Vector Group, Ltd.	51,867	508,297
Vital Farms, Inc.†	10,775	139,536
		2,542,153
Airlines — 0.3%
Allegiant Travel Co.†	5,592	539,628
Frontier Group Holdings, Inc.†	13,459	173,621
Hawaiian Holdings, Inc.†	18,268	273,837
SkyWest, Inc.†	18,007	383,369
Spirit Airlines, Inc.†	39,334	892,095
Sun Country Airlines Holdings, Inc.†	11,948	238,004
Wheels Up Experience, Inc.#†	57,420	107,376
		2,607,930
Apparel — 0.6%
Cenntro Electric Group, Ltd.†	66,400	87,648
Crocs, Inc.†	21,890	1,613,293
Ermenegildo Zegna Holditalia SpA	17,063	174,725
Fossil Group, Inc.†	16,815	71,127
Kontoor Brands, Inc.	20,339	757,221
Oxford Industries, Inc.	5,597	597,368
Security Description	Shares or Principal Amount	Value

Apparel (continued)
PLBY Group, Inc.#†	11,223	$ 50,504
Rocky Brands, Inc.	2,485	64,933
Steven Madden, Ltd.	28,474	828,878
Superior Group of Cos., Inc.	4,215	46,829
Torrid Holdings, Inc.†	5,367	30,109
Urban Outfitters, Inc.†	23,785	478,792
Weyco Group, Inc.	2,129	54,502
Wolverine World Wide, Inc.	28,868	564,081
		5,420,010
Auto Manufacturers — 0.4%
Blue Bird Corp.†	6,302	74,805
Canoo, Inc.#†	41,586	132,659
Fisker, Inc.#†	58,645	529,564
Hyliion Holdings Corp.†	47,871	168,027
Hyzon Motors, Inc.#†	31,672	67,461
Lightning eMotors, Inc.#†	14,122	40,106
Lordstown Motors Corp., Class A#†	57,592	123,247
Mullen Automotive, Inc.#†	5,472	3,650
Nikola Corp.†	105,341	564,628
Proterra, Inc.†	79,764	481,775
REV Group, Inc.	12,566	144,760
TuSimple Holdings, Inc., Class A†	50,477	362,930
Wabash National Corp.	17,544	288,599
Workhorse Group, Inc.#†	52,913	165,618
Xos, Inc.#†	19,740	30,005
		3,177,834
Auto Parts & Equipment — 1.4%
Adient PLC†	34,250	1,137,100
Aeva Technologies, Inc.†	34,950	107,646
American Axle & Manufacturing Holdings, Inc.†	40,774	422,011
Cepton, Inc.#†	2,806	4,939
Dana, Inc.	46,576	720,531
Dorman Products, Inc.†	9,507	861,809
Douglas Dynamics, Inc.	8,112	236,059
Fox Factory Holding Corp.†	15,304	1,426,486
Gentherm, Inc.†	11,951	715,865
Goodyear Tire & Rubber Co.†	101,236	1,420,341
Holley, Inc.#†	18,550	105,178
indie Semiconductor, Inc.†	35,998	306,343
Luminar Technologies, Inc.#†	86,129	742,432
Methode Electronics, Inc.	13,080	529,217
Microvast Holdings, Inc.#†	61,516	151,329
Miller Industries, Inc.	3,998	93,993
Motorcar Parts of America, Inc.†	6,739	100,141
Shyft Group, Inc.	12,456	298,321
Solid Power, Inc.†	20,478	134,745
Standard Motor Products, Inc.	7,419	272,277
Tenneco, Inc., Class A†	29,774	561,538
Titan International, Inc.†	18,459	258,980
Velodyne Lidar, Inc.#†	69,656	87,070
Visteon Corp.†	10,037	1,202,734
XPEL, Inc.†	7,769	532,410
		12,429,495
Banks — 9.1%
1st Source Corp.	5,817	274,504
ACNB Corp.	3,048	108,387
Alerus Financial Corp.	5,468	129,920
Allegiance Bancshares, Inc.	6,999	296,478
Amalgamated Financial Corp.	5,079	114,278
American National Bankshares, Inc.	3,743	123,257
Ameris Bancorp	23,877	1,114,578

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Arrow Financial Corp.	4,963	$ 159,362
Associated Banc-Corp	53,837	1,078,893
Atlantic Union Bankshares Corp.	27,020	876,799
BancFirst Corp.	7,093	765,051
Bancorp, Inc.†	20,105	476,891
Bank First Corp.#	2,335	189,765
Bank of Marin Bancorp	5,652	174,647
Bank of N.T. Butterfield & Son, Ltd.	17,936	585,072
BankUnited, Inc.	29,478	1,092,160
Bankwell Financial Group, Inc.	2,032	64,049
Banner Corp.	12,334	749,414
Bar Harbor Bankshares	5,330	150,999
Baycom Corp.	4,636	86,276
BCB Bancorp, Inc.	5,184	93,312
Blue Foundry Bancorp#†	9,458	107,537
Blue Ridge Bankshares, Inc.	6,140	90,074
Bridgewater Bancshares, Inc.†	7,444	127,888
Business First Bancshares, Inc.	7,637	180,157
Byline Bancorp, Inc.	8,868	193,411
Cadence Bank	66,126	1,684,890
Cambridge Bancorp	2,465	202,697
Camden National Corp.	5,190	234,744
Capital Bancorp, Inc.	3,244	80,354
Capital City Bank Group, Inc.	4,879	155,786
Capstar Financial Holdings, Inc.	7,338	147,861
Carter Bankshares, Inc.†	8,764	144,343
Cathay General Bancorp	25,979	1,089,559
CBTX, Inc.	6,632	197,634
Central Pacific Financial Corp.	9,762	212,714
Citizens & Northern Corp.	5,442	130,608
City Holding Co.	5,310	451,403
Civista Bancshares, Inc.	5,261	111,270
CNB Financial Corp.	5,811	152,946
Coastal Financial Corp.†	3,762	151,232
Colony Bankcorp, Inc.	5,904	83,364
Columbia Banking System, Inc.	28,425	851,329
Community Bank System, Inc.	19,264	1,259,480
Community Trust Bancorp, Inc.	5,658	239,050
ConnectOne Bancorp, Inc.	13,391	335,177
CrossFirst Bankshares, Inc.†	16,439	216,666
Customers Bancorp, Inc.†	11,183	387,938
CVB Financial Corp.	48,774	1,279,830
Dime Community Bancshares, Inc.	12,032	376,120
Eagle Bancorp, Inc.	11,438	555,086
Eastern Bankshares, Inc.	58,029	1,125,763
Enterprise Bancorp, Inc.	3,367	108,350
Enterprise Financial Services Corp.	12,727	581,878
Equity Bancshares, Inc., Class A	5,542	173,077
Esquire Financial Holdings, Inc.	2,498	93,375
Farmers & Merchants Bancorp Inc/Archbold OH	4,369	124,779
Farmers National Banc Corp.	11,355	162,263
FB Financial Corp.	13,077	518,111
Financial Institutions, Inc.	5,449	141,837
First Bancorp	12,731	463,536
First Bancorp, Inc.	3,508	101,732
First BanCorp/Puerto Rico	70,750	1,011,725
First Bancshares, Inc.	7,103	212,380
First Bank	5,592	83,824
First Busey Corp.	18,622	428,306
First Business Financial Services, Inc.	2,893	96,279
First Commonwealth Financial Corp.	33,691	454,155
First Community Bankshares, Inc.	5,894	185,838
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Financial Bancorp	33,626	$ 725,649
First Financial Bankshares, Inc.	46,892	1,993,379
First Financial Corp.	4,129	191,998
First Foundation, Inc.	18,452	349,850
First Guaranty Bancshares, Inc.#	2,188	48,749
First Internet Bancorp	3,273	120,021
First Interstate BancSystem, Inc., Class A	33,804	1,360,949
First Merchants Corp.	20,652	822,363
First Mid Bancshares, Inc.	6,723	237,658
First of Long Island Corp.	8,038	147,980
Five Star Bancorp	4,540	115,452
Flagstar Bancorp, Inc.	18,864	726,830
Fulton Financial Corp.	58,529	949,926
FVCBankcorp, Inc.#†	4,310	83,011
German American Bancorp, Inc.	9,988	375,149
Glacier Bancorp, Inc.	40,107	2,032,623
Great Southern Bancorp, Inc.	3,459	203,320
Guaranty Bancshares, Inc.	2,974	103,049
Hancock Whitney Corp.	31,099	1,499,905
Hanmi Financial Corp.	10,920	269,942
HarborOne Bancorp, Inc.	16,455	224,446
HBT Financial, Inc.	3,662	66,209
Heartland Financial USA, Inc.	14,821	662,054
Heritage Commerce Corp.	21,196	239,303
Heritage Financial Corp.	12,481	324,381
Hilltop Holdings, Inc.	22,131	584,258
Home BancShares, Inc.	68,608	1,614,346
HomeStreet, Inc.	6,478	225,499
Hope Bancorp, Inc.	41,814	605,049
Horizon Bancorp, Inc.	14,540	275,097
Independent Bank Corp.	16,848	1,318,019
Independent Bank Corp.	7,257	148,914
Independent Bank Group, Inc.	13,259	893,126
International Bancshares Corp.	19,627	819,035
John Marshall Bancorp, Inc.#	4,110	103,613
Kearny Financial Corp.	22,360	254,010
Lakeland Bancorp, Inc.	22,450	365,710
Lakeland Financial Corp.	8,853	666,985
Live Oak Bancshares, Inc.	11,811	428,031
Luther Burbank Corp.	5,355	70,204
Macatawa Bank Corp.	9,475	90,202
Mercantile Bank Corp.	5,554	183,726
Merchants Bancorp	5,675	153,055
Metrocity Bankshares, Inc.	6,735	134,633
Metropolitan Bank Holding Corp.†	3,719	266,243
Mid Penn Bancorp, Inc.	5,170	150,395
Midland States Bancorp, Inc.	7,637	191,612
MidWestOne Financial Group, Inc.	5,103	155,642
MVB Financial Corp.	3,694	118,134
National Bank Holdings Corp., Class A	10,543	423,091
NBT Bancorp, Inc.	15,086	585,035
Nicolet Bankshares, Inc.†	4,434	339,556
Northeast Bank	2,424	93,978
OFG Bancorp	17,181	467,323
Old National Bancorp	105,815	1,766,052
Old Second Bancorp, Inc.	15,282	209,669
Origin Bancorp, Inc.	8,104	331,048
Orrstown Financial Services, Inc.	3,827	98,469
Park National Corp.	5,177	682,484
Parke Bancorp, Inc.	3,646	80,868
Pathward Financial, Inc.	10,466	344,959
PCB Bancorp	4,198	78,838
PCSB Financial Corp.	4,510	83,480

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peapack-Gladstone Financial Corp.	6,272	$ 211,178
Peoples Bancorp, Inc.	10,036	299,976
Peoples Financial Services Corp.	2,524	122,868
Pioneer Bancorp, Inc.†	4,187	39,148
Preferred Bank	4,946	335,537
Premier Financial Corp.	12,779	345,289
Primis Financial Corp.	7,993	104,788
Provident Bancorp, Inc.	5,202	75,377
QCR Holdings, Inc.	5,976	333,760
RBB Bancorp	5,396	119,252
Red River Bancshares, Inc.	1,573	80,396
Renasant Corp.	19,748	658,398
Republic Bancorp, Inc., Class A	3,184	135,320
Republic First Bancorp, Inc.†	17,449	55,488
S&T Bancorp, Inc.	14,092	417,687
Sandy Spring Bancorp, Inc.	15,973	615,280
Seacoast Banking Corp. of Florida	21,831	705,578
ServisFirst Bancshares, Inc.	18,100	1,526,916
Shore Bancshares, Inc.	6,419	122,282
Sierra Bancorp	4,956	102,688
Silvergate Capital Corp., Class A†	11,308	1,030,385
Simmons First National Corp., Class A	45,147	1,065,018
SmartFinancial, Inc.	5,597	140,429
South Plains Financial, Inc.	3,663	99,377
Southern First Bancshares, Inc.†	2,734	117,863
Southside Bancshares, Inc.	11,033	415,723
SouthState Corp.	27,052	2,111,138
Sterling Bancorp Inc/Mi†	6,176	36,377
Stock Yards Bancorp, Inc.	10,329	684,400
Summit Financial Group, Inc.	4,042	115,278
Texas Capital Bancshares, Inc.†	18,346	1,082,964
Third Coast Bancshares, Inc.†	4,609	83,884
Tompkins Financial Corp.	5,069	363,143
Towne Bank	24,297	692,222
TriCo Bancshares	11,420	538,910
Triumph Bancorp, Inc.†	8,662	536,264
TrustCo Bank Corp.	6,765	225,545
Trustmark Corp.	22,101	697,066
UMB Financial Corp.	15,886	1,421,320
United Bankshares, Inc.	47,802	1,773,454
United Community Banks, Inc.	38,356	1,286,077
Unity Bancorp, Inc.	2,540	71,196
Univest Financial Corp.	10,524	260,995
USCB Financial Holdings, Inc.†	3,889	50,557
Valley National Bancorp	155,432	1,806,120
Veritex Holdings, Inc.	18,949	570,554
Walker & Dunlop, Inc.	11,074	1,112,494
Washington Trust Bancorp, Inc.	6,232	315,526
WesBanco, Inc.	21,062	720,531
West BanCorp, Inc.	5,844	143,821
Westamerica BanCorp	9,398	525,818
		81,978,687
Beverages — 0.6%
BRC, Inc., Class A†	9,261	90,295
Celsius Holdings, Inc.†	19,731	2,041,961
Coca-Cola Consolidated, Inc.	1,695	803,989
Duckhorn Portfolio, Inc.†	13,328	243,103
MGP Ingredients, Inc.#	5,064	554,305
National Beverage Corp.	8,519	472,464
Primo Water Corp.	56,850	747,009
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Vintage Wine Estates, Inc.#†	11,682	$ 69,041
Vita Coco Co., Inc.†	10,057	150,754
		5,172,921
Biotechnology — 7.3%
2seventy Bio, Inc.†	13,487	198,664
4D Molecular Therapeutics, Inc.†	10,825	85,085
Aadi Bioscience, Inc.†	5,223	70,772
Absci Corp.†	19,001	64,033
ACADIA Pharmaceuticals, Inc.†	43,370	712,569
Adagio Therapeutics, Inc.†	18,518	84,442
Adicet Bio, Inc.†	10,209	144,559
ADMA Biologics, Inc.†	67,042	181,013
Aerovate Therapeutics, Inc.#†	3,312	65,677
Affimed NV†	51,298	134,401
Agenus, Inc.†	97,434	263,072
Albireo Pharma, Inc.#†	6,208	108,640
Allogene Therapeutics, Inc.#†	28,748	394,135
Allovir, Inc.#†	11,204	84,142
Alpha Teknova, Inc.†	2,267	10,224
Alpine Immune Sciences, Inc.#†	5,634	42,311
ALX Oncology Holdings, Inc.†	7,738	100,594
Amicus Therapeutics, Inc.†	99,483	1,117,194
AN2 Therapeutics, Inc.†	1,673	28,675
AnaptysBio, Inc.†	7,310	169,738
Anavex Life Sciences Corp.#†	24,617	236,077
ANI Pharmaceuticals, Inc.†	4,547	167,739
Apellis Pharmaceuticals, Inc.†	32,800	1,984,728
Arbutus Biopharma Corp.†	38,955	86,480
Arcellx, Inc.†	3,546	63,722
Arcturus Therapeutics Holdings, Inc.#†	8,337	117,051
Arcus Biosciences, Inc.†	18,527	446,130
Arcutis Biotherapeutics, Inc.†	12,635	340,513
Arrowhead Pharmaceuticals, Inc.†	37,131	1,474,472
Atara Biotherapeutics, Inc.†	33,111	132,775
Atea Pharmaceuticals, Inc.#†	27,524	206,430
Athira Pharma, Inc.†	12,264	41,452
Aura Biosciences, Inc.#†	6,610	88,310
Aurinia Pharmaceuticals, Inc.†	48,390	356,150
Avid Bioservices, Inc.†	22,033	379,408
Avidity Biosciences, Inc.†	17,636	346,018
Axsome Therapeutics, Inc.†	10,359	660,904
Beam Therapeutics, Inc.†	22,927	1,251,814
Berkeley Lights, Inc.†	20,146	73,936
BioCryst Pharmaceuticals, Inc.†	66,910	930,049
Biohaven Pharmaceutical Holding Co., Ltd.†	22,472	3,356,193
Bluebird Bio, Inc.#†	25,810	150,730
Blueprint Medicines Corp.†	21,555	1,578,257
Bridgebio Pharma, Inc.†	37,737	396,238
C4 Therapeutics, Inc.†	15,174	152,954
Cara Therapeutics, Inc.†	16,159	166,761
Caribou Biosciences, Inc.†	19,479	192,258
Cassava Sciences, Inc.#†	13,759	354,019
Celldex Therapeutic,s Inc.†	16,531	502,542
Celularity, Inc.†	5,621	15,233
Century Therapeutics, Inc.†	7,264	76,417
Cerevel Therapeutics Holdings, Inc.†	19,603	570,447
ChemoCentryx, Inc.†	22,798	1,162,242
Chinook Therapeutics, Inc.†	15,757	327,746
CinCor Pharma, Inc.†	4,834	163,244
Cogent Biosciences, Inc†	16,090	265,324
Crinetics Pharmaceuticals, Inc.†	18,983	358,399
CTI BioPharma Corp.†	33,413	209,834

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cullinan Oncology, Inc.#†	10,756	$ 144,991
Cytek Biosciences, Inc.†	41,190	479,863
Cytokinetics, Inc.†	29,617	1,568,516
Day One Biopharmaceuticals, Inc.†	8,423	197,856
Deciphera Pharmaceuticals, Inc.†	16,251	263,754
Denali Therapeutics, Inc.†	35,542	983,447
Design Therapeutics, Inc.†	12,223	247,638
DICE Therapeutics, Inc.†	10,242	160,799
Dynavax Technologies Corp.#†	42,691	489,666
Dyne Therapeutics, Inc.†	11,427	111,985
Edgewise Therapeutics, Inc.†	10,723	108,088
Editas Medicine, Inc.†	24,921	366,339
Eiger BioPharmaceuticals, Inc.†	14,780	122,083
Emergent BioSolutions, Inc.†	18,165	436,323
Enochian Biosciences, Inc.†	7,128	17,606
EQRx, Inc.†	49,326	241,204
Erasca, Inc.#†	23,397	211,041
Esperion Therapeutics, Inc.#†	22,749	169,708
Evolus, Inc.†	12,774	122,758
EyePoint Pharmaceuticals, Inc.#†	9,410	94,100
Fate Therapeutics, Inc.†	29,986	783,834
FibroGen, Inc.†	31,548	392,457
Forma Therapeutics Holdings, Inc.†	13,048	174,843
Generation Bio Co.†	16,782	85,924
Geron Corp.#†	129,600	342,144
Global Blood Therapeutics, Inc.†	22,482	1,526,528
Gossamer Bio, Inc.#†	22,719	316,930
GreenLight Biosciences Holdings PBC†	5,065	14,385
Halozyme Therapeutics, Inc.†	48,956	1,993,978
HilleVax, Inc.†	4,675	55,679
Humacyte, Inc.#†	6,366	23,236
Icosavax, Inc.†	8,018	37,845
Ideaya Biosciences, Inc.†	12,829	126,109
IGM Biosciences, Inc.#†	3,610	70,070
Imago Biosciences, Inc.†	9,492	137,919
ImmunityBio, Inc.#†	29,529	118,116
ImmunoGen, Inc.†	77,450	449,984
Immunovant, Inc.†	14,448	74,407
Inhibrx, Inc.#†	10,531	186,820
Innoviva, Inc.†	22,826	300,390
Inovio Pharmaceuticals, Inc.†	79,292	181,579
Insmed, Inc.†	43,019	1,059,128
Instil Bio, Inc.#†	25,102	130,530
Intellia Therapeutics, Inc.†	27,202	1,633,752
Intercept Pharmaceuticals, Inc.#†	8,822	153,238
Intra-Cellular Therapies, Inc.†	33,049	1,661,043
Iovance Biotherapeutics, Inc.†	54,391	583,072
iTeos Therapeutics, Inc.†	8,488	188,264
IVERIC bio, Inc.†	42,149	414,746
Janux Therapeutics, Inc.#†	6,190	66,976
Karuna Therapeutics, Inc.†	10,590	2,701,085
Karyopharm Therapeutics, Inc.†	27,484	139,069
Keros Therapeutics, Inc.†	6,056	214,201
Kezar Life Sciences, Inc.†	16,777	172,468
Kiniksa Pharmaceuticals, Ltd., Class A†	11,238	131,709
Kinnate Biopharma, Inc.†	10,541	152,634
Kodiak Sciences, Inc.†	12,028	120,400
Kronos Bio, Inc.†	14,676	58,704
Krystal Biotech, Inc.†	7,556	529,751
Kymera Therapeutics, Inc.†	13,640	385,603
Lexicon Pharmaceuticals, Inc.†	26,275	72,256
Ligand Pharmaceuticals, Inc.†	5,455	503,987
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Liquidia Corp.†	17,215	$ 99,331
MacroGenics, Inc.†	21,745	86,328
MaxCyte, Inc.†	31,387	163,212
MeiraGTx Holdings PLC†	10,901	90,478
Mersana Therapeutics, Inc.†	31,612	237,090
Monte Rosa Therapeutics, Inc.#†	10,343	81,917
Myriad Genetics, Inc.†	28,688	640,890
Nektar Therapeutics#†	65,461	257,916
NeoGenomics, Inc.†	44,798	450,220
NGM Biopharmaceuticals, Inc.†	14,143	199,558
Nkarta, Inc.†	11,694	168,277
Nurix Therapeutics, Inc.†	15,994	251,586
Nuvalent, Inc., Class A#†	6,104	103,036
Nuvation Bio, Inc.†	41,987	117,564
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	25,244	90,626
Pardes Biosciences, Inc.†	10,221	35,876
PepGen, Inc.†	3,006	28,557
Phathom Pharmaceuticals, Inc.#†	8,307	70,942
Point Biopharma Global, Inc.†	26,714	260,462
Praxis Precision Medicines, Inc.†	13,647	42,579
Precigen, Inc.†	36,411	80,468
Prothena Corp. PLC†	12,797	352,813
Provention Bio, Inc.†	20,190	87,221
PTC Therapeutics, Inc.†	25,341	1,265,530
Rallybio Corp.†	5,754	63,582
RAPT Therapeutics, Inc.†	9,379	250,513
Recursion Pharmaceuticals, Inc., Class A#†	48,779	512,667
REGENXBIO, Inc.†	14,488	427,396
Relay Therapeutics, Inc.†	27,597	633,903
Replimune Group, Inc.†	10,882	207,411
REVOLUTION Medicines, Inc.†	22,736	473,591
Rigel Pharmaceuticals, Inc.†	62,251	88,396
Rocket Pharmaceuticals, Inc.†	15,786	243,262
Sage Therapeutics, Inc.†	18,791	707,669
Sana Biotechnology, Inc.#†	32,109	218,662
Sangamo Therapeutics, Inc.†	43,207	233,318
Seer, Inc.†	18,609	187,951
Singular Genomics Systems, Inc.#†	20,111	53,696
Sorrento Therapeutics, Inc.†	137,152	281,162
SpringWorks Therapeutics, Inc.†	12,524	347,791
Stoke Therapeutics, Inc.†	8,097	121,941
Sutro Biopharma, Inc.†	15,878	89,869
Syndax Pharmaceuticals, Inc.†	18,667	440,728
Talaris Therapeutics, Inc.†	8,089	26,775
Tango Therapeutics, Inc.†	16,823	68,974
Tarsus Pharmaceuticals, Inc.†	6,540	100,585
Tenaya Therapeutics, Inc.†	10,081	44,256
TG Therapeutics, Inc.†	48,050	342,597
Theravance Biopharma, Inc.†	23,226	209,266
Theseus Pharmaceuticals, Inc.†	6,129	41,800
TransMedics Group, Inc.†	9,696	504,483
Travere Therapeutics, Inc.†	21,969	587,890
Twist Bioscience Corp.†	20,248	812,350
Tyra Biosciences, Inc.#†	4,734	31,292
Vaxart, Inc.†	44,671	138,480
VBI Vaccines, Inc.#†	69,551	62,290
Ventyx Biosciences, Inc.†	8,085	164,934
Vera Therapeutics, Inc.†	5,000	108,650
Veracyte, Inc.†	25,849	527,320
Vericel Corp.†	17,023	424,724
Veru, Inc.†	23,442	358,663
Verve Therapeutics, Inc.†	13,324	511,109

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vir Biotechnology, Inc.†	26,159	$ 621,276
Viridian Therapeutics, Inc.†	9,309	206,753
VistaGen Therapeutics, Inc.†	70,247	12,925
Xencor, Inc.†	20,708	546,484
Zentalis Pharmaceuticals, Inc.†	13,859	371,560
		66,118,669
Building Materials — 1.2%
AAON, Inc.	15,823	909,506
American Woodmark Corp.†	5,960	308,907
Apogee Enterprises, Inc.	8,016	327,373
Boise Cascade Co.	14,253	888,390
Caesarstone, Ltd.	8,164	83,191
Gibraltar Industries, Inc.†	11,880	497,178
Griffon Corp.	16,618	520,974
JELD-WEN Holding, Inc.†	31,101	346,776
Masonite International Corp.†	8,136	665,688
Modine Manufacturing Co.†	17,952	268,921
PGT Innovations, Inc.†	21,271	444,989
Simpson Manufacturing Co., Inc.	15,642	1,449,075
SmartRent, Inc.#†	42,928	138,657
SPX Technologies, Inc.†	15,974	911,476
Summit Materials, Inc., Class A†	42,786	1,215,978
UFP Industries, Inc.	21,963	1,743,643
View, Inc.#†	40,338	71,802
		10,792,524
Chemicals — 2.0%
AdvanSix, Inc.	9,819	356,037
American Vanguard Corp.	10,532	209,903
Amyris, Inc.#†	71,023	208,808
Avient Corp.	32,843	1,439,509
Balchem Corp.	11,495	1,515,271
Cabot Corp.	20,065	1,444,078
Codexis, Inc.†	22,082	154,795
Danimer Scientific, Inc.#†	32,689	145,466
Diversey Holdings, Ltd.†	28,192	172,817
Ecovyst, Inc.†	23,086	213,315
GCP Applied Technologies, Inc.†	17,956	564,178
H.B. Fuller Co.	19,149	1,242,004
Hawkins, Inc.	6,995	268,048
Ingevity Corp.†	14,038	984,625
Innospec, Inc.	8,933	834,878
Intrepid Potash, Inc.†	4,017	187,714
Koppers Holdings, Inc.	7,414	169,262
Kronos Worldwide, Inc.	7,992	102,937
Lightwave Logic, Inc.†	40,324	321,382
Mativ Holdings, Inc.	19,630	463,661
Minerals Technologies, Inc.	11,827	689,041
Origin Materials, Inc.†	38,381	239,881
Orion Engineered Carbons SA	21,823	367,936
Perimeter Solutions SA†	43,957	428,581
Quaker Chemical Corp.	4,887	851,902
Rayonier Advanced Materials, Inc.†	22,279	100,701
Rogers Corp.†	6,769	1,695,770
Sensient Technologies Corp.	15,135	1,205,805
Stepan Co.	7,706	803,196
Terawulf, Inc.†	7,711	11,489
Trinseo PLC	13,046	346,110
Tronox Holdings PLC, Class A	42,207	617,488
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Unifi, Inc.†	5,027	$ 57,107
Valhi, Inc.#	869	30,363
		18,444,058
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	6,452	1,013,932
Arch Resources, Inc.	5,497	800,253
CONSOL Energy, Inc.	12,383	888,852
NACCO Industries, Inc., Class A	1,462	65,746
Peabody Energy Corp.†	42,475	1,047,433
Ramaco Resources, Inc.	8,087	85,237
SunCoke Energy, Inc.	30,064	198,122
Warrior Met Coal, Inc.	18,578	604,714
		4,704,289
Commercial Services — 5.1%
2U, Inc.†	26,938	191,799
Aaron's Co., Inc.	10,927	130,031
ABM Industries, Inc.	24,190	1,122,416
Adtalem Global Education, Inc.†	16,188	610,126
AirSculpt Technologies, Inc.#	4,465	38,935
Alarm.com Holdings, Inc.†	17,352	1,155,643
Alight, Inc., Class A†	122,489	965,213
Alta Equipment Group, Inc.	7,569	89,087
American Public Education, Inc.†	6,756	69,789
AMN Healthcare Services, Inc.†	16,134	1,655,994
API Group Corp.†	74,647	1,160,761
Arlo Technologies, Inc.†	30,681	186,847
ASGN, Inc.†	18,103	1,750,560
Bakkt Holdings, Inc.#†	20,505	53,108
Barrett Business Services, Inc.	2,594	209,180
Bird Global, Inc.#†	61,841	26,276
BrightView Holdings, Inc.†	16,021	162,133
Brink's Co.	16,743	925,553
Carriage Services, Inc.	4,856	171,951
Cass Information Systems, Inc.	4,850	177,898
CBIZ, Inc.†	17,727	773,961
Chegg, Inc.†	44,876	883,160
Cimpress PLC†	6,363	213,670
Cipher Mining, Inc.#†	14,094	28,329
CompoSecure, Inc.#†	2,804	16,207
Core Scientific, Inc.#†	78,943	173,675
CoreCivic, Inc.†	43,551	415,041
CorVel Corp.†	3,236	502,810
Coursera, Inc.†	40,683	467,854
CRA International, Inc.	2,578	235,655
Cross Country Healthcare, Inc.†	13,204	335,118
Custom Truck One Source, Inc.†	21,525	141,634
Deluxe Corp.	15,615	300,433
Distribution Solutions Group, Inc.†	1,776	70,578
Ennis, Inc.	9,168	194,637
European Wax Center, Inc., Class A	7,627	164,972
EVERTEC, Inc.	21,683	728,549
Evo Payments, Inc., Class A†	17,061	568,473
First Advantage Corp.†	21,182	293,159
Forrester Research, Inc.†	4,081	169,729
Franklin Covey Co.†	4,541	216,015
GEO Group, Inc.#†	42,719	349,441
Graham Holdings Co., Class B	1,357	767,289
Green Dot Corp., Class A†	17,522	355,521
Greenidge Generation Holdings, Inc.#†	4,616	11,217
Hackett Group, Inc.	9,723	199,613
HealthEquity, Inc.†	29,947	1,978,898

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Heidrick & Struggles International, Inc.	7,050	$ 200,643
Herc Holdings, Inc.	9,259	1,041,915
Huron Consulting Group, Inc.†	7,586	507,503
I3 Verticals, Inc., Class A†	7,947	185,642
ICF International, Inc.	6,658	676,186
Information Services Group, Inc.	12,820	73,971
Insperity, Inc.	13,091	1,427,181
John Wiley & Sons, Inc., Class A	15,496	713,281
Kelly Services, Inc., Class A	12,686	204,371
Kforce, Inc.	7,354	402,411
Korn Ferry	19,327	1,177,401
Landec Corp.†	9,451	99,235
Laureate Education, Inc.	40,887	450,575
Legalzoom.com, Inc.#†	35,340	364,002
LiveRamp Holdings, Inc.†	24,199	480,350
Marathon Digital Holdings, Inc.#†	36,429	431,684
MarketWise, Inc.†	6,141	17,133
Medifast, Inc.	4,100	514,468
MoneyGram International, Inc.†	33,833	348,480
Moneylion, Inc.†	52,135	74,553
Monro, Inc.	12,011	556,229
Multiplan Corp.#†	136,317	479,836
National Research Corp.	5,164	176,144
Paya Holdings, Inc.†	31,566	197,919
Payoneer Global, Inc.#†	78,101	517,029
Paysafe, Ltd.#†	122,001	201,302
Perdoceo Education Corp.†	24,629	285,204
PFSweb, Inc.†	5,959	56,372
Priority Technology Holdings, Inc.†	6,463	25,852
PROG Holdings, Inc.†	19,530	362,086
Progyny, Inc.†	26,989	1,085,228
Quad/Graphics, Inc.†	12,563	39,699
R1 RCM, Inc.†	48,757	1,065,340
Remitly Global, Inc.†	30,346	333,806
Rent the Runway, Inc., Class A†	16,854	75,000
Rent-A-Center, Inc.	19,152	494,888
Repay Holdings Corp.†	31,608	293,638
Resources Connection, Inc.	11,456	223,850
Riot Blockchain, Inc.#†	42,244	302,889
Sabre Corp.†	117,653	845,925
ShotSpotter, Inc.†	3,221	105,101
SP Plus Corp.†	8,374	277,514
Spire Global, Inc.†	45,119	60,911
Sterling Check Corp.#†	8,541	181,752
StoneCo, Ltd., Class A†	99,991	947,915
StoneMor, Inc.#†	9,874	33,967
Strategic Education, Inc.	8,300	537,010
Stride, Inc.†	14,645	558,560
Textainer Group Holdings, Ltd.	16,751	508,895
Transcat, Inc.†	2,569	190,337
TriNet Group, Inc.†	13,509	1,113,142
Triton International, Ltd.	22,957	1,368,008
TrueBlue, Inc.†	11,816	242,701
Udemy, Inc.†	26,031	386,821
Universal Technical Institute, Inc.†	11,687	80,173
V2X, Inc.†	4,153	143,943
Viad Corp.†	7,332	279,936
Vivint Smart Home, Inc.†	34,243	214,361
Wejo Group, Ltd.†	8,273	9,348
Willdan Group, Inc.†	4,189	95,342
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
WW International, Inc.†	19,566	$ 102,135
ZipRecruiter, Inc. Class A†	28,827	480,834
		46,336,865
Computers — 2.0%
3D Systems Corp.†	45,711	463,052
Cantaloupe, Inc.†	21,072	134,229
Cerberus Cyber Sentinel Corp.†	16,478	44,820
Conduent, Inc.†	61,246	250,496
Corsair Gaming, Inc.#†	13,822	212,721
Desktop Metal, Inc.#†	95,386	303,327
Diebold Nixdorf, Inc.†	26,358	91,726
ExlService Holdings, Inc.†	11,682	1,959,188
Grid Dynamics Holdings, Inc.†	17,534	354,362
Insight Enterprises, Inc.†	11,330	1,032,390
Integral Ad Science Holding Corp.†	13,776	111,999
IronNet, Inc.#†	23,384	47,236
KnowBe4, Inc., Class A†	26,277	505,044
Markforged Holding Corp.†	39,725	96,532
Maximus, Inc.	22,161	1,342,735
Mitek Systems, Inc.†	15,230	155,651
NetScout Systems, Inc.†	25,461	808,132
NextNav, Inc.†	17,599	59,661
OneSpan, Inc.†	14,450	166,319
PAR Technology Corp.#†	9,565	336,688
Parsons Corp.†	12,138	502,270
Ping Identity Holding Corp.†	27,883	784,628
Qualys, Inc.†	14,085	2,139,511
Rapid7, Inc.†	20,956	1,204,970
Rigetti Computing, Inc.†	11,563	46,021
Rimini Street, Inc.†	17,554	88,472
SecureWorks Corp., Class A†	3,539	36,806
Super Micro Computer, Inc.†	16,381	1,066,075
Telos Corp.†	19,433	192,387
Tenable Holdings, Inc.†	39,658	1,570,853
TTEC Holdings, Inc.	6,801	356,032
Unisys Corp.†	23,891	222,425
Varonis Systems, Inc.†	39,305	1,074,992
Velo3D, Inc.#†	20,338	87,657
Vuzix Corp.#†	21,394	160,669
		18,010,076
Cosmetics/Personal Care — 0.3%
Beauty Health Co.#†	35,983	417,403
e.l.f. Beauty, Inc.†	17,466	665,979
Edgewell Personal Care Co.	19,397	755,707
Honest Co., Inc.†	23,455	84,673
Inter Parfums, Inc.	6,476	508,495
		2,432,257
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	6,526	201,719
G-III Apparel Group, Ltd.†	15,741	331,663
Global Industrial Co.	4,691	141,105
H&E Equipment Services, Inc.	11,510	364,407
Hudson Technologies, Inc.†	15,560	129,148
KAR Auction Services, Inc.†	43,499	635,085
Resideo Technologies, Inc.†	52,175	1,086,283
ScanSource, Inc.†	9,243	267,770
ThredUp, Inc., Class A#†	21,177	51,037
Titan Machinery, Inc.†	7,303	224,786

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Veritiv Corp.†	5,256	$ 626,463
VSE Corp.	3,825	160,076
		4,219,542
Diversified Financial Services — 2.6%
Amerant Bancorp, Inc.	10,129	265,279
Applied Blockchain, Inc.†	2,910	6,897
Artisan Partners Asset Management, Inc., Class A	21,682	731,984
AssetMark Financial Holdings, Inc.†	7,774	150,349
Associated Capital Group, Inc., Class A	618	24,467
Atlanticus Holdings Corp.†	1,554	44,242
B. Riley Financial, Inc.#	7,323	364,466
BGC Partners, Inc., Class A	115,283	463,438
Blucora, Inc.†	16,999	341,340
Bread Financial Holdings, Inc.	18,068	694,353
BrightSphere Investment Group, Inc.	11,660	199,269
Brookfield Business Corp., Class A#	9,371	227,903
Cohen & Steers, Inc.	9,164	654,126
Columbia Financial, Inc.†	12,481	266,220
Consumer Portfolio Services, Inc.†	5,162	60,086
Cowen, Inc., Class A#	9,478	364,429
Cryptyde, Inc.#†	6,621	5,211
Curo Group Holdings Corp.#	7,927	52,318
Diamond Hill Investment Group, Inc.	1,089	186,273
Enact Holdings, Inc.	10,837	275,260
Encore Capital Group, Inc.†	8,669	474,021
Enova International, Inc.†	11,486	401,321
EZCORP, Inc., Class A†	18,029	157,754
Federal Agricultural Mtg. Corp., Class C	3,285	358,853
Federated Hermes, Inc.	31,675	1,078,850
Finance of America Cos., Inc., Class A†	14,005	17,086
First Western Financial, Inc.†	2,848	75,557
Flywire Corp.†	19,943	495,783
Focus Financial Partners, Inc., Class A†	20,929	819,370
GAMCO Investors, Inc., Class A	1,726	34,917
GCM Grosvenor, Inc., Class A#	15,430	121,126
Hamilton Lane, Inc., Class A	12,737	886,240
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	30,746	1,215,082
Home Point Capital, Inc.#	2,865	6,590
Houlihan Lokey, Inc.	18,401	1,444,478
International Money Express, Inc.†	11,723	262,595
LendingClub Corp.†	36,512	477,212
LendingTree, Inc.†	3,784	115,374
Manning & Napier, Inc.	5,723	72,854
Moelis & Co., Class A	23,265	969,220
Mr. Cooper Group, Inc.†	26,194	1,108,006
Navient Corp.	41,903	644,887
Nelnet, Inc., Class A	5,386	453,717
NerdWallet, Inc., Class A#†	9,242	96,024
Oportun Financial Corp.†	10,033	51,269
Oppenheimer Holdings, Inc., Class A	3,176	115,289
OppFi, Inc.#†	4,855	13,157
PennyMac Financial Services, Inc.	10,680	567,322
Perella Weinberg Partners	16,805	120,828
Piper Sandler Cos.	6,263	717,552
PJT Partners, Inc., Class A	8,662	599,584
PRA Group, Inc.†	14,317	528,870
Pzena Investment Management, Inc., Class A	6,028	57,387
Radian Group, Inc.	62,519	1,319,776
Regional Management Corp.	2,776	93,523
Sculptor Capital Management, Inc.	9,467	89,274
Silvercrest Asset Management Group, Class A	3,577	63,921
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
StepStone Group, Inc., Class A	19,016	$ 518,947
StoneX Group, Inc.†	6,207	576,258
Sunlight Financial Holdings, Inc.#†	8,768	26,830
SWK Holdings Corp.†	1,284	22,444
Velocity Financial, Inc.†	3,105	35,459
Victory Capital Holdings, Inc. Class A	5,952	159,395
Virtus Investment Partners, Inc.	2,574	492,277
WisdomTree Investments, Inc.#	49,146	246,221
World Acceptance Corp.†	1,467	170,524
		23,750,934
Electric — 1.6%
ALLETE, Inc.	20,680	1,223,842
Altus Power, Inc.†	15,112	158,374
Ameresco, Inc., Class A†	11,474	789,985
Avista Corp.	26,138	1,061,987
Black Hills Corp.	23,454	1,770,308
Clearway Energy, Inc., Class A	12,563	433,172
Clearway Energy, Inc., Class C	29,593	1,097,900
FTC Solar, Inc.#†	14,938	61,843
MGE Energy, Inc.	13,134	1,011,581
NorthWestern Corp.	19,611	1,038,991
Ormat Technologies, Inc.#	16,365	1,529,800
Otter Tail Corp.	14,839	1,120,938
PNM Resources, Inc.	30,833	1,462,409
Portland General Electric Co.	32,283	1,668,063
Unitil Corp.	5,733	298,632
Via Renewables, Inc.#	4,381	37,370
		14,765,195
Electrical Components & Equipment — 0.7%
Belden, Inc.	15,833	1,036,745
Blink Charging Co.#†	13,327	284,798
Encore Wire Corp.	6,869	893,657
Energizer Holdings, Inc.	24,057	676,002
EnerSys	14,933	931,371
ESS Tech, Inc.#†	29,099	129,199
Insteel Industries, Inc.	6,753	195,162
nLight, Inc.†	15,833	197,754
Novanta, Inc.†	12,816	1,713,371
Powell Industries, Inc.	3,297	81,304
		6,139,363
Electronics — 1.7%
Advanced Energy Industries, Inc.	13,556	1,217,193
Akoustis Technologies, Inc.#†	18,748	82,116
Allied Motion Technologies, Inc.	4,676	163,754
Atkore, Inc.†	15,517	1,309,790
Badger Meter, Inc.	10,557	999,642
Benchmark Electronics, Inc.	12,600	345,870
Berkshire Grey, Inc.#†	17,607	35,566
Brady Corp., Class A	16,949	788,806
Charge Enterprises, Inc.#†	39,009	94,792
Comtech Telecommunications Corp.	9,334	105,381
CTS Corp.	11,439	484,098
CyberOptics Corp.†	2,586	137,679
Enovix Corp.#†	39,245	868,099
Evolv Technologies Holdings, Inc.†	30,323	68,833
FARO Technologies, Inc.†	6,599	221,396
GoPro, Inc., Class A†	47,173	287,284
Identiv, Inc.†	7,961	118,778
Itron, Inc.†	16,277	774,460
Kimball Electronics, Inc.†	8,648	186,278

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Knowles Corp.†	32,323	$ 489,693
Mesa Laboratories, Inc.	1,816	310,282
MicroVision, Inc.#†	59,732	289,103
Mirion Technologies, Inc.†	49,419	374,102
Napco Security Technologies, Inc.†	10,598	314,337
OSI Systems, Inc.†	5,843	486,839
Plexus Corp.†	9,906	928,489
Sanmina Corp.†	21,658	1,050,846
Stoneridge, Inc.†	9,499	180,481
TTM Technologies, Inc.†	36,561	575,105
Turtle Beach Corp.†	5,587	52,462
Vicor Corp.†	7,942	564,994
Vishay Intertechnology, Inc.	47,709	938,436
Vishay Precision Group, Inc.†	4,481	153,743
		14,998,727
Energy-Alternate Sources — 0.9%
Aemetis, Inc.†	10,501	95,769
Alto Ingredients, Inc.†	26,058	112,571
Archaea Energy, Inc.†	21,496	424,761
Array Technologies, Inc.†	54,394	1,136,835
Cleanspark, Inc.#†	14,494	62,034
Energy Vault Holdings, Inc.†	9,077	50,014
Eneti, Inc.	8,257	69,111
Fluence Energy, Inc.#†	12,961	258,572
FuelCell Energy, Inc.#†	133,284	558,460
FutureFuel Corp.	9,323	67,965
Gevo, Inc.#†	71,008	222,255
Green Plains, Inc.†	19,022	696,776
Heliogen, Inc.†	6,900	16,560
Infrastructure and Energy Alternatives, Inc.†	10,971	155,898
Montauk Renewables, Inc.†	23,233	412,386
REX American Resources Corp.†	5,715	173,164
Shoals Technologies Group, Inc., Class A†	40,352	1,064,082
Stem, Inc.#†	51,992	817,314
Sunnova Energy International, Inc.#†	35,819	903,355
SunPower Corp.†	29,521	708,504
TPI Composites, Inc.†	13,197	245,332
		8,251,718
Engineering & Construction — 1.5%
908 Devices, Inc.†	7,888	158,943
Arcosa, Inc.	17,477	1,021,531
Atlas Technical Consultants, Inc.†	6,432	54,801
Comfort Systems USA, Inc.	12,788	1,283,148
Concrete Pumping Holdings, Inc.†	9,471	63,456
Construction Partners, Inc., Class A†	14,390	421,051
Dycom Industries, Inc.†	10,419	1,168,178
EMCOR Group, Inc.	18,288	2,174,809
Exponent, Inc.	18,599	1,745,702
Fluor Corp.†	51,353	1,357,773
Frontdoor, Inc.†	29,864	701,207
Granite Construction, Inc.	16,425	492,421
Great Lakes Dredge & Dock Corp.†	23,578	225,641
IES Holdings, Inc.†	3,176	96,519
Latham Group, Inc.†	15,854	90,526
MYR Group, Inc.†	6,038	561,172
NV5 Global, Inc.†	4,879	686,768
Primoris Services Corp.	19,137	387,907
Sterling Infrastructure, Inc.†	10,565	267,189
Tutor Perini Corp.†	15,174	102,880
		13,061,622
Security Description	Shares or Principal Amount	Value

Entertainment — 0.9%
Accel Entertainment, Inc.†	21,194	$ 199,436
Bally's Corp.#†	14,381	340,686
Cinemark Holdings, Inc.†	39,318	553,598
Everi Holdings, Inc.†	31,704	586,524
Golden Entertainment, Inc.†	7,377	282,244
IMAX Corp.†	17,708	277,661
International Game Technology PLC#	35,948	644,907
Liberty Media Corp. - Liberty Braves, Series A#†	3,612	101,497
Liberty Media Corp. - Liberty Braves, Series C†	13,591	371,578
Light & Wonder, Inc.†	35,306	1,738,114
Lions Gate Entertainment Corp., Class A†	21,033	207,175
Lions Gate Entertainment Corp., Class B†	42,089	392,690
Madison Square Garden Entertainment Corp.†	9,290	516,152
Monarch Casino & Resort, Inc.†	4,801	289,932
NeoGames SA†	4,742	75,825
RCI Hospitality Holdings, Inc.	3,191	208,085
Red Rock Resorts, Inc., Class A	19,247	735,620
Reservoir Media, Inc.†	7,379	48,333
Rush Street Interactive, Inc.#†	21,909	106,040
SeaWorld Entertainment, Inc.†	16,307	819,427
		8,495,524
Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A†	18,013	1,475,805
Centrus Energy Corp., Class A†	3,842	191,370
Energy Recovery, Inc.†	20,130	461,782
Evoqua Water Technologies Corp.†	42,442	1,488,865
Harsco Corp.†	28,336	160,665
Heritage-Crystal Clean, Inc.†	5,657	184,249
Li-Cycle Holdings Corp.†	47,712	344,004
Montrose Environmental Group, Inc.†	9,909	398,441
Pure Cycle Corp.†	7,024	72,488
PureCycle Technologies, Inc.#†	38,334	349,989
		5,127,658
Food — 1.5%
B&G Foods, Inc.	24,537	531,472
Beyond Meat, Inc.#†	22,150	540,460
Boxed, Inc.†	4,170	4,420
Calavo Growers, Inc.	6,224	261,657
Cal-Maine Foods, Inc.	13,679	733,331
Chefs' Warehouse, Inc.†	12,302	410,149
Hain Celestial Group, Inc.†	27,128	549,613
HF Foods Group, Inc.†	13,050	66,425
Hostess Brands, Inc.†	49,745	1,153,089
Ingles Markets, Inc., Class A	5,130	449,029
J&J Snack Foods Corp.	5,485	817,430
John B. Sanfilippo & Son, Inc.	3,221	260,031
Krispy Kreme, Inc.#	25,911	304,454
Lancaster Colony Corp.	7,015	1,182,378
Mission Produce, Inc.†	14,459	232,790
Natural Grocers by Vitamin Cottage, Inc.	3,344	48,020
Seneca Foods Corp., Class A†	2,110	111,471
Simply Good Foods Co.†	32,490	992,570
SpartanNash Co.	12,888	392,182
Sprouts Farmers Market, Inc.†	39,591	1,144,180
SunOpta, Inc.†	35,232	349,854
Tattooed Chef, Inc.#†	17,661	117,622
Tootsie Roll Industries, Inc.	5,489	196,671
TreeHouse Foods, Inc.†	18,349	855,063
United Natural Foods, Inc.†	20,967	924,225
Utz Brands, Inc.	23,708	394,975
Village Super Market, Inc., Class A	3,054	67,127

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Weis Markets, Inc.	5,929	$ 460,743
Whole Earth Brands, Inc.†	14,666	74,943
		13,626,374
Food Service — 0.1%
Healthcare Services Group, Inc.	26,740	376,232
Sovos Brands, Inc.†	10,271	156,838
		533,070
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	6,032	256,601
Glatfelter Corp.	15,874	77,307
Resolute Forest Products, Inc.†	16,578	335,870
Sylvamo Corp.	12,809	569,232
		1,239,010
Gas — 1.2%
Brookfield Infrastructure Corp., Class A	35,333	1,681,851
Chesapeake Utilities Corp.	6,282	793,417
New Jersey Resources Corp.	34,734	1,533,159
Northwest Natural Holding Co.	12,307	585,936
ONE Gas, Inc.	19,401	1,518,516
South Jersey Industries, Inc.	44,312	1,499,961
Southwest Gas Holdings, Inc.	23,818	1,854,231
Spire, Inc.	18,396	1,285,697
		10,752,768
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	5,958	151,929
Enerpac Tool Group Corp.	21,964	426,102
Franklin Electric Co., Inc.	16,632	1,444,489
Kennametal, Inc.	29,827	699,145
Luxfer Holdings PLC	10,081	165,832
		2,887,497
Healthcare-Products — 4.0%
Adaptive Biotechnologies Corp.†	40,218	358,745
Akero Therapeutics, Inc.#†	10,104	118,722
Akoya Biosciences, Inc.†	5,689	64,855
Alphatec Holdings, Inc.#†	25,423	192,961
AngioDynamics, Inc.†	13,425	297,229
Artivion, Inc.†	14,049	311,326
AtriCure, Inc.†	16,445	750,221
Atrion Corp.	496	299,559
Avanos Medical, Inc.†	17,002	418,759
AxoGen, Inc.†	14,626	137,046
Axonics, Inc.†	16,941	1,223,987
BioLife Solutions, Inc.†	12,159	287,074
Bionano Genomics, Inc.#†	105,306	261,159
Bioventus, Inc., Class A#†	11,400	83,334
Butterfly Network, Inc.#†	47,947	298,710
Cardiovascular Systems, Inc.†	14,330	189,299
CareDx, Inc.†	18,367	359,809
Castle Biosciences, Inc.†	8,578	248,762
Cerus Corp.†	62,253	255,860
CONMED Corp.	10,178	901,465
Cue Health Inc†	38,873	129,447
Cutera, Inc.#†	5,986	285,831
Glaukos Corp.†	16,504	801,269
Haemonetics Corp.†	18,321	1,374,625
Hanger, Inc.†	13,656	254,411
Inari Medical, Inc.†	17,405	1,207,037
Inogen, Inc.†	8,293	237,429
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Inspire Medical Systems, Inc.†	9,813	$ 1,879,091
Integer Holdings Corp.†	11,887	749,713
iRadimed Corp.	2,571	86,257
iRhythm Technologies, Inc.†	10,766	1,587,447
Lantheus Holdings, Inc.†	24,651	1,942,499
LeMaitre Vascular, Inc.	7,029	347,092
LivaNova PLC†	19,368	1,089,450
Meridian Bioscience, Inc.†	15,508	505,406
Merit Medical Systems, Inc.†	20,165	1,194,373
MiMedx Group, Inc.†	40,701	143,674
NanoString Technologies, Inc.†	16,754	227,184
Nautilus Biotechnology, Inc.†	17,194	37,999
Neogen Corp.#†	39,051	816,166
Nevro Corp.†	12,590	570,579
NuVasive, Inc.†	18,889	802,971
Omnicell, Inc.†	15,842	1,620,478
OraSure Technologies, Inc.†	26,356	107,796
Orthofix Medical, Inc.†	6,986	139,021
OrthoPediatrics Corp.†	5,189	254,728
Owlet, Inc.†	5,942	9,626
Pacific Biosciences of California, Inc.#†	81,485	477,502
Paragon 28, Inc.†	16,633	291,909
Patterson Cos., Inc.	31,446	877,029
PROCEPT BioRobotics Corp.†	9,235	373,833
Pulmonx Corp.†	12,337	226,631
Quanterix Corp.†	12,245	114,491
Quantum-Si, Inc.†	32,948	102,798
RxSight, Inc.†	7,428	92,924
SeaSpine Holdings Corp.†	12,791	81,862
Shockwave Medical, Inc.†	12,844	3,812,870
SI-BONE, Inc.†	12,103	199,699
Silk Road Medical, Inc.†	12,467	496,561
SomaLogic, Inc.#†	53,984	198,661
STAAR Surgical Co.†	17,300	1,636,407
Surmodics, Inc.†	4,917	165,654
Tactile Systems Technology, Inc.†	6,996	57,717
Tenon Medical, Inc.†	1,164	2,340
Treace Medical Concepts, Inc.†	12,031	240,981
Utah Medical Products, Inc.	1,242	114,140
Varex Imaging Corp.†	13,934	293,868
Vicarious Surgical, Inc.#†	19,679	73,403
ViewRay, Inc.†	53,408	182,655
Zimvie, Inc.†	7,507	114,256
Zynex, Inc.	8,107	72,477
		35,761,149
Healthcare-Services — 1.5%
23andMe Holding Co. Class A†	62,012	208,980
Accolade, Inc.†	21,066	214,452
Addus HomeCare Corp.†	5,575	497,402
Agiliti, Inc.†	9,900	158,994
American Well Corp., Class A†	82,749	376,508
ATI Physical Therapy, Inc.†	26,987	24,288
Aveanna Healthcare Holdings, Inc.†	16,062	29,233
Babylon Holdings, Ltd. Class A†	39,281	28,007
Bright Health Group, Inc.†	69,637	105,152
Brookdale Senior Living, Inc.†	67,099	295,236
Cano Health, Inc.†	58,402	360,340
CareMax, Inc.#†	21,513	147,149
Clover Health Investments Corp.†	137,638	359,235
Community Health Systems, Inc.†	45,114	120,003

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
DocGo, Inc.†	29,048	$ 296,290
Ensign Group, Inc.	19,435	1,657,805
Fulgent Genetics, Inc.†	7,776	338,023
Innovage Holding Corp.#†	6,900	25,323
Inotiv, Inc.#†	6,280	122,900
Invitae Corp.#†	83,039	252,439
Joint Corp.†	5,073	92,532
LHC Group, Inc.†	10,760	1,737,417
LifeStance Health Group, Inc.#†	26,065	163,949
Medpace Holdings, Inc.†	9,938	1,466,948
ModivCare, Inc.†	4,563	494,264
Nano-X Imaging, Ltd.†	15,164	201,833
National HealthCare Corp.	4,537	315,095
Oncology Institute, Inc.#†	6,775	43,021
OPKO Health, Inc.†	145,640	317,495
Oscar Health, Inc.†	42,618	282,557
P3 Health Partners, Inc.†	9,175	45,141
Pediatrix Medical Group, Inc. †	30,998	552,384
Pennant Group, Inc.†	9,415	147,533
RadNet, Inc.†	17,659	354,769
Science 37 Holdings, Inc.†	22,459	35,485
Select Medical Holdings Corp.	38,969	999,165
Sema4 Holdings Corp.#†	57,031	58,172
Surgery Partners, Inc.†	14,314	394,064
Thorne HealthTech, Inc.†	4,960	23,213
U.S. Physical Therapy, Inc.	4,637	383,063
		13,725,859
Holding Companies-Diversified — 0.0%
Professional Holding Corp., Class A†	4,664	130,405
Home Builders — 1.2%
Beazer Homes USA, Inc.†	10,751	153,094
Cavco Industries, Inc.†	3,311	774,807
Century Communities, Inc.	10,553	492,720
Dream Finders Homes, Inc., Class A#†	7,559	93,354
Forestar Group, Inc.†	6,572	81,756
Green Brick Partners, Inc.†	10,305	251,030
Hovnanian Enterprises, Inc., Class A†	1,864	74,728
Installed Building Products, Inc.	8,751	792,490
KB Home	28,877	827,326
Landsea Homes Corp.†	3,773	25,279
LCI Industries	8,964	1,038,659
LGI Homes, Inc.†	7,528	714,482
M/I Homes, Inc.†	9,911	428,552
MDC Holdings, Inc.	20,635	641,336
Meritage Homes Corp.†	13,104	1,026,698
Skyline Champion Corp.†	19,244	1,090,557
Taylor Morrison Home Corp.†	41,683	1,046,660
Tri Pointe Homes, Inc.†	37,043	641,955
Winnebago Industries, Inc.	11,558	665,510
		10,860,993
Home Furnishings — 0.4%
Aterian, Inc.†	21,969	50,089
Ethan Allen Interiors, Inc.	8,163	194,035
iRobot Corp.†	9,684	570,194
Lovesac Co.†	5,025	155,021
MillerKnoll, Inc.	27,422	759,041
Purple Innovation, Inc.#†	19,803	56,637
Sleep Number Corp.†	7,787	322,615
Snap One Holdings Corp.†	6,496	72,690
Sonos, Inc.†	46,043	692,487
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Traeger, Inc.†	11,552	$ 30,497
Universal Electronics, Inc.†	4,369	97,123
Vizio Holding Corp. A#†	24,478	262,404
Weber, Inc., Class A#	9,751	70,012
		3,332,845
Household Products/Wares — 0.4%
ACCO Brands Corp.	34,149	202,504
Central Garden & Pet Co.†	3,555	141,916
Central Garden & Pet Co., Class A†	14,711	555,487
Helen of Troy, Ltd.†	8,576	1,060,251
Leafly Holdings, Inc.†	1,574	2,487
Quanex Building Products Corp.	11,944	266,351
WD-40 Co.#	4,928	932,180
		3,161,176
Housewares — 0.0%
Lifetime Brands, Inc.	4,615	41,166
Tupperware Brands Corp.†	16,412	184,471
		225,637
Insurance — 2.2%
Ambac Financial Group, Inc.†	16,533	249,483
American Equity Investment Life Holding Co.	28,112	1,068,256
AMERISAFE, Inc.	6,894	329,671
Argo Group International Holdings, Ltd.	11,458	224,920
BRP Group, Inc., Class A†	21,096	662,414
CNO Financial Group, Inc.	41,487	763,776
Crawford & Co., Class A	6,072	36,918
Doma Holdings, Inc.#†	49,400	29,793
Donegal Group, Inc., Class A	5,424	78,756
eHealth, Inc.†	8,790	56,256
Employers Holdings, Inc.	9,961	390,073
Enstar Group, Ltd.†	4,173	789,740
Essent Group, Ltd.	38,019	1,520,380
Genworth Financial, Inc., Class A†	183,643	774,973
Goosehead Insurance, Inc., Class A†	6,872	357,344
Greenlight Capital Re, Ltd., Class A†	9,428	74,387
HCI Group, Inc.	2,606	124,541
Hippo Holdings, Inc.†	91,832	89,077
Horace Mann Educators Corp.	15,005	536,729
Investors Title Co.	468	68,960
Jackson Financial, Inc., Class A	27,248	851,772
James River Group Holdings, Ltd.	13,264	315,153
Kinsale Capital Group, Inc.	7,809	1,980,206
Lemonade, Inc.#†	16,754	370,598
MBIA, Inc.†	17,325	204,262
Mercury General Corp.	9,654	307,963
National Western Life Group, Inc., Class A	819	155,864
NI Holdings, Inc.†	3,051	40,060
NMI Holdings, Inc., Class A†	30,495	626,062
Palomar Holdings, Inc.†	8,760	694,580
ProAssurance Corp.	19,451	416,057
RLI Corp.	14,088	1,546,299
Root, Inc., Class A†	2,799	34,680
Safety Insurance Group, Inc.	5,134	462,317
Selective Insurance Group, Inc.	21,531	1,709,992
Selectquote, Inc.#†	48,234	53,540
SiriusPoint, Ltd.†	33,235	148,560
Stewart Information Services Corp.	9,679	490,145
Tiptree, Inc.	8,589	102,638
Trean Insurance Group, Inc.†	8,153	36,281
Trupanion, Inc.#†	14,069	992,990

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
United Fire Group, Inc.	7,703	$ 226,699
Universal Insurance Holdings, Inc.	9,438	112,690
		20,105,855
Internet — 1.8%
1-800-Flowers.com, Inc., Class A†	9,706	84,248
1stdibs.com, Inc.†	8,423	57,024
aka Brands Holding Corp.†	4,034	8,391
Allbirds, Inc.†	34,042	139,913
Arena Group Holdings, Inc.†	4,090	43,027
BARK, Inc.†	18,591	43,131
Blade Air Mobility, Inc.†	20,246	104,469
Bumble, Inc., Class A†	31,123	779,631
Cargurus, Inc.†	36,819	688,515
CarParts.com, Inc.†	18,321	118,720
Cars.com, Inc.†	24,994	318,673
ChannelAdvisor Corp.†	10,836	163,515
Cogent Communications Holdings, Inc.	15,518	826,333
ContextLogic, Inc., Class A#†	205,310	266,903
Couchbase, Inc.†	9,559	158,584
Dhi Group, Inc.†	15,425	78,668
Edgio, Inc.†	49,535	182,289
ePlus, Inc.†	9,566	450,750
Eventbrite, Inc., Class A†	27,811	197,736
EverQuote, Inc., Class A†	6,992	60,481
Figs, Inc., Class A†	46,008	531,852
Focus Universal, Inc.#†	6,386	68,650
FuboTV, Inc.#†	64,263	232,632
Gambling.com Group, Ltd.†	3,129	24,719
Groupon, Inc.#†	7,778	77,080
HealthStream, Inc.†	8,719	192,951
Innovid Corp.#†	8,077	29,643
Inspirato, Inc.†	3,701	10,326
Lands' End, Inc.†	5,506	76,093
Liquidity Services, Inc.†	8,919	155,993
Lulu's Fashion Lounge Holdings, Inc.†	2,113	13,481
Magnite, Inc.†	47,216	355,536
Marqeta, Inc.#†	156,626	1,220,117
MediaAlpha, Inc., Class A†	8,574	71,593
Nerdy, Inc.#†	19,551	59,826
Open Lending Corp., Class A†	38,059	369,553
OptimizeRx Corp.†	6,379	101,235
Overstock.com, Inc.#†	15,365	401,026
Perficient, Inc.†	12,327	962,739
Poshmark, Inc., Class A†	16,580	179,396
Q2 Holdings, Inc.†	20,155	800,557
QuinStreet, Inc.†	18,719	224,815
RealReal, Inc.#†	30,706	65,711
Revolve Group, Inc.†	14,732	346,055
Rover Group, Inc.†	33,454	127,460
RumbleON, Inc., Class B†	3,735	81,610
Shutterstock, Inc.	8,749	484,782
Solo Brands, Inc., Class A†	7,928	32,901
Squarespace, Inc.#†	11,304	237,384
Stitch Fix, Inc., Class A†	29,321	147,191
TechTarget, Inc.†	9,890	641,861
TrueCar, Inc.†	33,471	72,967
Tucows, Inc., Class A#†	3,574	167,942
Upwork, Inc.†	43,253	752,602
Vacasa, Inc., Class A†	14,759	59,036
Vivid Seats, Inc., Class A#	8,924	72,195
Security Description	Shares or Principal Amount	Value

Internet (continued)
Yelp, Inc.†	24,812	$ 847,826
Ziff Davis, Inc.†	16,483	1,273,806
		16,342,143
Investment Companies — 0.1%
Cannae Holdings, Inc.†	27,263	589,154
Compass Diversified Holdings	21,856	455,916
		1,045,070
Iron/Steel — 0.4%
ATI, Inc.†	44,781	1,340,295
Carpenter Technology Corp.	17,240	585,643
Commercial Metals Co.	43,662	1,768,748
Schnitzer Steel Industries, Inc., Class A	9,351	308,957
		4,003,643
Leisure Time — 0.6%
Acushnet Holdings Corp.	12,355	588,716
Bowlero Corp.#†	14,032	165,858
Callaway Golf Co.†	50,475	1,117,012
Camping World Holdings, Inc., Class A	13,885	418,216
Clarus Corp.#	10,407	157,874
F45 Training Holdings, Inc.#†	13,054	32,635
Johnson Outdoors, Inc., Class A	1,923	117,572
Life Time Group Holdings, Inc.†	15,167	179,729
Lindblad Expeditions Holdings, Inc.†	11,630	89,900
Malibu Boats, Inc., Class A†	7,484	449,265
Marine Products Corp.	3,000	29,790
MasterCraft Boat Holdings, Inc.†	6,595	158,874
OneSpaWorld Holdings, Ltd.†	23,940	210,911
OneWater Marine, Inc., Class A†	3,994	159,161
Virgin Galactic Holdings, Inc.†	82,344	486,653
Vista Outdoor, Inc.†	20,159	566,871
Xponential Fitness, Inc., Class A†	6,119	112,161
		5,041,198
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	4,625	96,385
Century Casinos, Inc.†	9,833	72,469
Full House Resorts, Inc.†	11,859	79,930
Hilton Grand Vacations, Inc.†	32,354	1,319,396
Marcus Corp.#	8,583	138,100
Sonder Holdings, Inc.†	15,753	29,301
Target Hospitality Corp.#†	11,020	146,456
		1,882,037
Machinery-Construction & Mining — 0.4%
Argan, Inc.	5,054	174,818
Astec Industries, Inc.	8,237	314,488
Babcock & Wilcox Enterprises, Inc.†	21,486	171,458
Bloom Energy Corp., Class A†	63,448	1,612,214
Hyster-Yale Materials Handling, Inc.	3,910	113,898
Manitowoc Co, Inc.†	12,520	119,566
NuScale Power Corp.†	6,186	84,872
Terex Corp.	24,590	816,880
Transphorm, Inc.†	7,736	42,935
		3,451,129
Machinery-Diversified — 1.7%
Alamo Group, Inc.	3,630	474,659
Albany International Corp., Class A	11,394	1,004,837
Altra Industrial Motion Corp.	23,454	890,079
Applied Industrial Technologies, Inc.	13,811	1,464,242
Cactus, Inc., Class A	21,267	849,617

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Chart Industries, Inc.†	13,252	$ 2,569,033
CIRCOR International, Inc.†	6,666	108,656
Columbus McKinnon Corp.	10,108	309,608
CSW Industrials, Inc.	5,410	684,906
DXP Enterprises, Inc.†	5,493	146,004
Eastman Kodak Co.†	20,619	111,549
Gorman-Rupp Co.	8,206	216,720
GrafTech International, Ltd.	70,905	416,921
Hydrofarm Holdings Group, Inc.#†	15,750	53,550
Ichor Holdings, Ltd.†	10,120	310,886
Kadant, Inc.	4,187	751,273
Lindsay Corp.	3,971	636,790
Mueller Water Products, Inc., Class A	56,259	634,602
Sarcos Technology and Robotics Corp.†	27,372	89,780
Tennant Co.	6,685	403,440
Thermon Group Holdings, Inc.†	11,949	209,705
Watts Water Technologies, Inc., Class A	9,873	1,367,608
Zurn Elkay Water Solutions Corp.	44,805	1,235,722
		14,940,187
Media — 0.6%
AMC Networks, Inc., Class A†	10,913	292,359
Audacy, Inc.†	43,059	23,751
Cumulus Media, Inc., Class A†	6,667	62,136
E.W. Scripps Co., Class A†	21,098	315,415
Gannett Co, Inc.†	51,949	120,522
Gray Television, Inc.	30,513	582,798
iHeartMedia, Inc., Class A†	43,490	384,887
Liberty Latin America, Ltd., Class A†	13,961	97,727
Liberty Latin America, Ltd., Class C†	55,182	384,619
Scholastic Corp.	9,962	457,355
Sinclair Broadcast Group, Inc., Class A	15,030	332,013
TEGNA, Inc.	80,387	1,720,282
Thryv Holdings, Inc.†	9,168	234,517
Urban One, Inc.†	2,987	16,309
Urban One, Inc.†	4,330	18,143
Value Line, Inc.	333	27,309
WideOpenWest, Inc.†	19,337	344,199
		5,414,341
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	16,856	1,348
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	8,854	377,269
Fathom Digital Manufacturing C#†	3,643	13,843
Helios Technologies, Inc.	11,739	641,184
Hillman Solutions Corp.†	48,554	407,368
Janus International Group, Inc.†	29,465	304,373
Mueller Industries, Inc.	20,186	1,275,150
Northwest Pipe Co.†	3,525	111,602
Olympic Steel, Inc.	3,462	91,120
Omega Flex, Inc.#	1,177	118,901
Proto Labs, Inc.†	9,932	381,389
RBC Bearings, Inc.†	10,291	2,476,838
Ryerson Holding Corp.	5,984	170,544
Standex International Corp.	4,306	389,305
TimkenSteel Corp.†	16,736	256,730
Tredegar Corp.	9,807	100,130
Worthington Industries, Inc.	11,478	585,263
Xometry, Inc., Class A†	12,188	597,334
		8,298,343
Security Description	Shares or Principal Amount	Value

Mining — 0.9%
5E Advanced Materials, Inc.#†	11,652	$ 174,780
Arconic Corp.†	38,171	962,291
Century Aluminum Co.†	18,741	144,681
Coeur Mining, Inc.†	100,507	277,399
Compass Minerals International, Inc.	12,372	500,942
Constellium SE†	44,775	596,403
Dakota Gold Corp.†	18,323	62,482
Energy Fuels, Inc.#†	56,288	457,059
Hecla Mining Co.	192,946	760,207
Hycroft Mining Holding Corp.#†	54,456	43,570
Kaiser Aluminum Corp.	5,713	409,965
Livent Corp.†	58,472	1,881,629
Novagold Resources, Inc.†	86,280	382,220
Pan American Silver Corp. CVR#†	171,891	99,697
Piedmont Lithium, Inc.†	6,264	383,044
PolyMet Mining Corp.†	10,542	32,891
United States Lime & Minerals, Inc.	732	75,242
Uranium Energy Corp.#†	115,812	523,470
Ur-Energy, Inc.#†	75,545	104,252
		7,872,224
Miscellaneous Manufacturing — 1.0%
AMMO, Inc.#†	31,521	120,095
Chase Corp.	2,723	240,060
EnPro Industries, Inc.	7,509	680,015
ESCO Technologies, Inc.	9,297	757,055
Fabrinet†	13,323	1,370,137
Federal Signal Corp.	21,552	859,278
Haynes International, Inc.	4,411	175,072
Hillenbrand, Inc.	26,203	1,091,879
John Bean Technologies Corp.	11,412	1,178,403
LSB Industries, Inc.†	11,440	180,523
Materion Corp.	7,367	635,846
Myers Industries, Inc.	13,091	252,918
NL Industries, Inc.	3,017	26,580
Park Aerospace Corp.	7,069	81,364
Sight Sciences, Inc.#†	7,768	54,143
Smith & Wesson Brands, Inc.	16,383	217,894
Sturm Ruger & Co., Inc.#	6,220	324,995
Trinity Industries, Inc.	30,123	734,399
		8,980,656
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	9,925	144,905
Office Furnishings — 0.1%
CompX International, Inc.	574	13,759
HNI Corp.	15,238	487,616
Interface, Inc.	21,131	236,033
Kimball International, Inc., Class B	13,044	99,787
Steelcase, Inc., Class A	31,088	347,564
		1,184,759
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	62,461	180,512
Xerox Holdings Corp.	41,253	685,625
		866,137
Oil & Gas — 3.6%
Amplify Energy Corp.†	12,868	95,867
Battalion Oil Corp.†	905	11,982
Berry Corp.	28,915	264,572
Borr Drilling, Ltd.†	48,480	194,405
Brigham Minerals, Inc., Class A	18,397	547,311

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
California Resources Corp.	28,228	$ 1,410,271
Callon Petroleum Co.†	17,756	755,695
Chord Energy Corp.	15,289	2,164,158
Civitas Resources, Inc.	26,606	1,787,657
CNX Resources Corp.†	69,542	1,228,807
Comstock Resources, Inc.†	33,072	648,211
Crescent Energy, Inc.#	11,723	200,815
CVR Energy, Inc.	10,668	348,417
Delek US Holdings, Inc.	25,429	718,369
Denbury, Inc.†	18,317	1,628,931
Diamond Offshore Drilling, Inc.#†	36,035	256,209
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A#†	15,597	237,074
Empire Petroleum Corp.#†	2,443	36,059
Gulfport Energy Corp.†	4,294	419,781
Helmerich & Payne, Inc.	37,090	1,585,597
HighPeak Energy, Inc.	2,311	58,515
Kosmos Energy, Ltd.†	162,895	1,151,668
Laredo Petroleum, Inc.†	6,158	477,922
Magnolia Oil & Gas Corp., Class A	60,197	1,436,902
Matador Resources Co.	40,612	2,420,475
Murphy Oil Corp.	53,177	2,072,308
Nabors Industries, Ltd.†	3,270	433,308
Noble Corp.†	13,574	411,971
Northern Oil and Gas, Inc.	23,664	748,729
Par Pacific Holdings, Inc.†	17,641	331,651
Patterson-UTI Energy, Inc.	77,396	1,153,200
PBF Energy, Inc., Class A†	34,926	1,193,072
Permian Resources Corp.†	74,215	610,789
Ranger Oil Corp.	7,674	299,209
Riley Exploration Permian, Inc.	3,749	94,250
Ring Energy, Inc.†	31,187	101,046
SandRidge Energy, Inc.†	11,465	240,536
SilverBow Resources, Inc.†	4,233	168,304
Sitio Royalties Corp.#	4,206	107,001
SM Energy Co.	43,699	1,925,815
Talos Energy, Inc.†	23,864	494,701
Tellurian, Inc.#†	184,073	736,292
VAALCO Energy, Inc.#	21,087	105,646
Valaris, Ltd.†	21,979	1,120,489
Vertex Energy, Inc.†	19,509	165,827
W&T Offshore, Inc.†	34,107	221,696
		32,821,510
Oil & Gas Services — 0.9%
Archrock, Inc.	48,838	360,913
Aris Water Solution, Inc., Class A	7,943	135,031
Bristow Group, Inc.†	8,538	247,687
ChampionX Corp.	73,719	1,607,811
DMC Global, Inc.†	6,774	151,196
Dril-Quip, Inc.†	12,302	272,243
Expro Group Holdings NV†	27,968	378,127
Helix Energy Solutions Group, Inc.†	51,595	222,891
Liberty Energy, Inc.†	51,507	772,605
MRC Global, Inc.†	29,952	291,433
National Energy Services Reunited Corp.†	13,760	96,595
Newpark Resources, Inc.†	30,572	88,047
NexTier Oilfield Solutions, Inc.†	63,365	593,730
NOW, Inc.†	39,793	482,291
Oceaneering International, Inc.†	36,083	319,335
Oil States International, Inc.†	21,994	107,771
ProPetro Holding Corp.†	31,512	288,650
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
RPC, Inc.	26,821	$ 213,227
Select Energy Services, Inc., Class A†	25,758	183,139
Solaris Oilfield Infrastructure, Inc., Class A	11,392	121,895
TETRA Technologies, Inc.†	44,905	178,722
Tidewater, Inc.†	13,750	304,700
US Silica Holdings, Inc.†	26,736	375,106
Weatherford International PLC†	25,500	717,570
		8,510,715
Packaging & Containers — 0.3%
Greif, Inc., Class A	9,319	624,839
Greif, Inc., Class B	1,944	126,885
Karat Packaging, Inc.†	2,046	36,603
Matthews International Corp., Class A	11,026	275,760
O-I Glass, Inc.†	56,153	730,551
Pactiv Evergreen, Inc,	15,594	173,093
Ranpak Holdings Corp.†	15,675	82,921
TriMas Corp.	15,288	420,726
UFP Technologies, Inc.†	2,465	229,220
		2,700,598
Pharmaceuticals — 2.7%
AbCellera Biologics, Inc.#†	74,705	797,849
Aclaris Therapeutics, Inc.†	21,581	343,354
AdaptHealth Corp.†	26,055	468,208
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Aerie Pharmaceuticals, Inc.†	16,896	255,130
Agios Pharmaceuticals, Inc.†	19,687	502,018
Alector, Inc.†	22,433	232,182
Alkermes PLC†	58,819	1,392,246
Amneal Pharmaceuticals, Inc.†	37,151	80,618
Amphastar Pharmaceuticals, Inc.†	13,815	408,924
Amylyx Pharmaceuticals, Inc.†	4,137	104,418
Anika Therapeutics, Inc.†	5,258	118,831
Arvinas, Inc.†	17,547	742,940
Beachbody Co., Inc#†	37,756	43,797
BellRing Brands, Inc.†	47,578	1,127,123
Bioxcel Therapeutics, Inc.#†	6,899	94,378
Catalyst Pharmaceuticals, Inc.†	34,563	467,983
Chimerix, Inc.†	30,373	66,821
Coherus Biosciences, Inc.†	26,569	297,041
Collegium Pharmaceutical, Inc.†	12,254	215,425
Contra Zogenix, Inc. CVR†(1)	21,827	14,842
Corcept Therapeutics, Inc.†	30,760	794,223
Covetrus, Inc.†	38,182	796,858
Eagle Pharmaceuticals, Inc.†	3,741	122,593
Embecta Corp.	20,692	660,489
Enanta Pharmaceuticals, Inc.†	7,065	430,117
Foghorn Therapeutics, Inc.†	7,249	72,055
Fulcrum Therapeutics, Inc.#†	12,318	91,153
Gelesis Holdings, Inc.#†	3,557	4,304
Harmony Biosciences Holdings, Inc.†	9,459	415,345
Herbalife Nutrition, Ltd.†	35,735	932,326
Heron Therapeutics, Inc.#†	37,124	151,837
Heska Corp.†	3,482	317,106
Ironwood Pharmaceuticals, Inc.†	49,306	530,533
Jounce Therapeutics, Inc.†	15,200	55,632
KalVista Pharmaceuticals, Inc.†	8,829	145,414
Kura Oncology, Inc.†	22,888	317,228
Lyell Immunopharma, Inc.†	62,415	418,181
Madrigal Pharmaceuticals, Inc.†	4,592	331,175
MannKind Corp.#†	89,783	327,708
Mirum Pharmaceuticals, Inc.†	5,731	143,160

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Morphic Holding, Inc.†	9,283	$ 255,468
Nature's Sunshine Products, Inc.†	4,903	47,559
Ocugen, Inc.#†	77,212	199,207
Ocular Therapeutix, Inc.†	27,796	141,204
Option Care Health, Inc.†	55,829	1,728,466
Outlook Therapeutics, Inc.#†	42,730	47,858
Owens & Minor, Inc.	26,623	785,645
Pacira BioSciences, Inc.†	16,207	850,543
PetIQ, Inc.†	9,880	92,279
Phibro Animal Health Corp., Class A	7,357	108,957
PMV Pharmaceuticals Inc#†	13,285	184,927
Prestige Consumer Healthcare, Inc.†	18,154	918,229
Progenics Pharmaceuticals, Inc. CVR†(1)	41,888	48,209
Prometheus Biosciences, Inc.†	10,557	552,237
Protagonist Therapeutics, Inc.†	16,599	144,743
Reata Pharmaceuticals, Inc., Class A#†	9,974	238,478
Relmada Therapeutics, Inc.†	9,880	287,903
Revance Therapeutics, Inc.†	25,287	503,211
Senseonics Holdings, Inc.†	165,250	294,145
Seres Therapeutics, Inc.†	25,417	130,643
SIGA Technologies, Inc.	16,992	256,239
Supernus Pharmaceuticals, Inc.†	17,679	605,152
Tricida, Inc.†	12,011	150,378
USANA Health Sciences, Inc.†	4,052	261,435
Vanda Pharmaceuticals, Inc.†	20,025	211,865
Vaxcyte, Inc.†	19,015	497,432
Xeris Biopharma Holdings, Inc.†	47,760	79,759
Y-mAbs Therapeutics, Inc.†	13,244	212,964
		24,666,700
Pipelines — 0.3%
Equitrans Midstream Corp.	148,330	1,375,019
Excelerate Energy, Inc.	6,692	171,851
Golar LNG, Ltd.†	36,419	993,146
Kinetik Holdings, Inc.#	5,973	220,224
NextDecade Corp.#†	11,154	82,205
		2,842,445
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	2,474	37,778
Real Estate — 0.7%
American Realty Investors, Inc.†	539	7,487
Angel Oak Mtg., Inc.	4,303	59,683
Anywhere Real Estate, Inc.†	41,800	408,386
Compass, Inc., Class A#†	94,033	268,934
Cushman & Wakefield PLC†	57,354	858,016
Douglas Elliman, Inc.	27,268	125,705
eXp World Holdings, Inc.#	24,749	320,005
FRP Holdings, Inc.†	2,417	139,026
Kennedy-Wilson Holdings, Inc.	42,608	748,196
Legacy Housing Corp.†	3,156	53,936
Marcus & Millichap, Inc.	8,970	335,299
McGrath RentCorp	8,741	738,789
Newmark Group, Inc., Class A	53,327	546,602
Offerpad Solutions, Inc.#†	24,627	37,433
Radius Global Infrastructure, Inc., Class A†	26,944	371,019
RE/MAX Holdings, Inc., Class A	6,771	154,108
Redfin Corp.#†	37,889	310,311
RMR Group, Inc., Class A	5,521	143,767
St. Joe Co.	12,432	474,902
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Stratus Properties, Inc.†	2,127	$ 75,742
Transcontinental Realty Investors, Inc.†	453	19,479
		6,196,825
REITS — 6.9%
Acadia Realty Trust	33,608	535,375
AFC Gamma, Inc.	5,704	99,193
Agree Realty Corp.	26,803	2,018,802
Alexander & Baldwin, Inc.	26,133	489,471
Alexander's, Inc.	771	182,650
American Assets Trust, Inc.	17,816	494,572
Apartment Investment & Management Co., Class A†	54,034	477,661
Apollo Commercial Real Estate Finance, Inc.	50,763	591,389
Apple Hospitality REIT, Inc.	77,622	1,234,966
Arbor Realty Trust, Inc.	56,049	839,614
Ares Commercial Real Estate Corp.	16,138	212,860
Armada Hoffler Properties, Inc.	24,211	317,890
ARMOUR Residential REIT, Inc.	37,055	263,091
Ashford Hospitality Trust, Inc.#†	12,410	113,924
Blackstone Mtg. Trust, Inc., Class A#	61,437	1,780,444
Bluerock Residential Growth REIT, Inc.	10,342	275,614
Braemar Hotels & Resorts, Inc.	24,694	127,174
Brandywine Realty Trust	61,237	491,733
BrightSpire Capital, Inc.	34,361	288,632
Broadmark Realty Capital, Inc.	46,973	302,976
Broadstone Net Lease, Inc.	61,065	1,168,784
BRT Apartments Corp.	4,269	101,901
CareTrust REIT, Inc.	34,840	750,454
CatchMark Timber Trust, Inc., Class A	17,672	188,207
CBL & Associates Properties, Inc.	9,606	277,998
Centerspace	5,541	417,681
Chatham Lodging Trust†	17,294	210,295
Chimera Investment Corp.	85,811	729,394
City Office REIT, Inc.	15,402	177,893
Claros Mtg. Trust, Inc.	33,187	567,166
Clipper Realty, Inc.	4,318	36,314
Community Healthcare Trust, Inc.	8,554	315,557
Corporate Office Properties Trust	40,648	1,050,344
CTO Realty Growth, Inc.#	6,303	133,056
DiamondRock Hospitality Co.†	75,676	660,651
Diversified Healthcare Trust	85,810	125,283
Dynex Capital, Inc.	13,113	203,383
Easterly Government Properties, Inc.	32,894	590,447
Ellington Financial, Inc.#	20,508	301,057
Empire State Realty Trust, Inc., Class A	49,838	347,371
Equity Commonwealth†	38,931	1,024,275
Essential Properties Realty Trust, Inc.	47,099	1,066,321
Farmland Partners, Inc.	16,520	239,705
Four Corners Property Trust, Inc.	28,919	777,632
Franklin BSP Realty Trust, Inc.	30,372	391,799
Franklin Street Properties Corp.	35,624	100,103
Getty Realty Corp.	15,219	457,788
Gladstone Commercial Corp.	13,816	263,471
Gladstone Land Corp.	11,627	273,351
Global Medical REIT, Inc.	22,018	238,675
Global Net Lease, Inc.	37,596	517,697
Granite Point Mtg. Trust, Inc.	19,270	181,523
Hersha Hospitality Trust†	11,331	109,911
Independence Realty Trust, Inc.	79,978	1,555,572
INDUS Realty Trust, Inc.	1,927	118,356
Industrial Logistics Properties Trust	23,443	175,588
Innovative Industrial Properties, Inc.	10,020	919,034
InvenTrust Properties Corp.	24,447	641,978

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Invesco Mtg. Capital, Inc.#	11,979	$ 190,346
iStar, Inc.	23,906	329,186
Kite Realty Group Trust	78,608	1,521,851
KKR Real Estate Finance Trust, Inc.	18,666	359,507
Ladder Capital Corp.	40,987	453,316
LTC Properties, Inc.	14,048	630,615
LXP Industrial Trust	102,072	1,026,844
Macerich Co.	77,711	743,694
MFA Financial, Inc.	37,031	404,749
National Health Investors, Inc.	15,924	1,043,181
Necessity Retail REIT, Inc.	48,213	359,669
NETSTREIT Corp.#	17,362	341,337
New York Mtg. Trust, Inc.	137,160	384,048
Nexpoint Real Estate Finance, Inc.	2,828	58,031
NexPoint Residential Trust, Inc.	8,216	433,969
Office Properties Income Trust	17,291	303,803
One Liberty Properties, Inc.	5,887	142,171
Orchid Island Capital, Inc.#	12,839	173,589
Orion Office REIT, Inc.	20,585	203,174
Outfront Media, Inc.	52,829	935,073
Paramount Group, Inc.	67,333	466,618
Pebblebrook Hotel Trust	46,863	825,726
PennyMac Mtg. Investment Trust#	33,186	492,812
Phillips Edison & Co., Inc.#	41,254	1,347,768
Physicians Realty Trust	81,174	1,352,359
Piedmont Office Realty Trust, Inc., Class A	44,350	522,443
Plymouth Industrial REIT, Inc.	13,592	275,510
Postal Realty Trust, Inc., Class A	6,383	94,788
PotlatchDeltic Corp.	24,645	1,144,021
Ready Capital Corp.	26,721	350,045
Redwood Trust, Inc.	43,369	336,110
Retail Opportunity Investments Corp.	43,510	728,793
RLJ Lodging Trust	59,324	715,447
RPT Realty	30,119	290,046
Ryman Hospitality Properties, Inc.†	19,416	1,596,384
Sabra Health Care REIT, Inc.	83,276	1,246,642
Safehold, Inc.	7,833	297,889
Saul Centers, Inc.	4,260	188,675
Seritage Growth Properties, Class A#†	15,852	198,784
Service Properties Trust	59,259	405,332
SITE Centers Corp.	70,272	910,725
STAG Industrial, Inc.	65,093	2,004,864
Summit Hotel Properties, Inc.	37,792	297,045
Sunstone Hotel Investors, Inc.†	77,577	844,814
Tanger Factory Outlet Centers, Inc.	36,585	564,141
Terreno Realty Corp.	26,818	1,635,630
TPG RE Finance Trust, Inc.	24,870	230,296
Two Harbors Investment Corp.	124,645	604,528
UMH Properties, Inc.	17,866	322,303
Uniti Group, Inc.	85,617	803,944
Universal Health Realty Income Trust	4,623	235,264
Urban Edge Properties	41,281	649,350
Urstadt Biddle Properties, Inc., Class A	10,726	179,339
Veris Residential, Inc.†	31,077	417,675
Washington Real Estate Investment Trust	31,540	618,499
Whitestone REIT	16,873	166,030
Xenia Hotels & Resorts, Inc.†	41,269	654,526
		62,597,364
Retail — 4.2%
Abercrombie & Fitch Co., Class A†	17,904	257,639
Academy Sports & Outdoors, Inc.	30,262	1,303,687
Security Description	Shares or Principal Amount	Value

Retail (continued)
American Eagle Outfitters, Inc.#	55,624	$ 626,326
America's Car-Mart, Inc.†	2,147	173,070
Arko Corp.	30,640	291,999
Asbury Automotive Group, Inc.†	7,992	1,394,444
Aspen Aerogels, Inc.†	9,879	128,526
Beacon Roofing Supply, Inc.†	19,601	1,076,291
Bed Bath & Beyond, Inc.#†	28,754	274,026
Big 5 Sporting Goods Corp.	7,740	94,738
Big Lots, Inc.#	10,108	207,922
Biglari Holdings, Inc., Class B†	266	35,873
BJ's Restaurants, Inc.†	8,181	205,180
Bloomin' Brands, Inc.	31,847	643,946
BlueLinx Holdings, Inc.†	3,378	236,798
Boot Barn Holdings, Inc.†	10,648	709,370
Brinker International, Inc.†	15,673	384,145
Buckle, Inc.	10,896	351,723
Build-A-Bear Workshop, Inc.	5,116	78,377
Caleres, Inc.	13,141	335,358
Cato Corp., Class A	6,631	71,681
Cheesecake Factory, Inc.#	17,952	549,690
Chico's FAS, Inc.†	44,174	250,908
Children's Place, Inc.†	4,741	199,975
Chuy's Holdings, Inc.†	6,801	151,866
Citi Trends, Inc.†	3,019	60,984
Clean Energy Fuels Corp.†	61,157	410,975
Conn's, Inc.†	4,708	45,244
Container Store Group, Inc.†	11,722	79,475
Cracker Barrel Old Country Store, Inc.	8,368	903,242
Dave & Buster's Entertainment, Inc.†	15,493	640,481
Denny's Corp.†	21,665	204,734
Designer Brands, Inc., Class A	20,856	355,803
Destination XL Group, Inc.†	21,559	118,790
Dillard's, Inc., Class A#	1,554	460,357
Dine Brands Global, Inc.	5,696	379,354
Duluth Holdings, Inc., Class B†	4,710	41,778
El Pollo Loco Holdings, Inc.†	7,036	63,676
EVgo, Inc.#†	24,516	232,657
Express, Inc.†	23,174	35,225
First Watch Restaurant Group, Inc.†	3,577	59,986
FirstCash Holdings, Inc.	13,926	1,085,671
Foot Locker, Inc.	29,975	1,104,279
Franchise Group, Inc.	9,934	336,663
Genesco, Inc.†	4,728	267,510
GMS, Inc.†	15,605	752,161
Group 1 Automotive, Inc.	5,800	1,035,822
GrowGeneration Corp.#†	20,708	98,363
Guess?, Inc.	12,283	214,584
Haverty Furniture Cos., Inc.	5,448	146,115
Hibbett, Inc.	4,635	271,611
Jack in the Box, Inc.#	7,640	610,130
JOANN, Inc.	3,977	28,237
Kura Sushi USA, Inc., Class A†	1,669	124,774
La-Z-Boy, Inc.	15,509	409,283
LL Flooring Holdings, Inc.†	10,548	85,861
MarineMax, Inc.†	7,630	277,274
Movado Group, Inc.	5,645	180,019
Murphy USA, Inc.	8,083	2,345,444
National Vision Holdings, Inc.†	29,277	972,875
Noodles & Co.†	14,754	70,082
Nu Skin Enterprises, Inc., Class A	18,015	737,534
ODP Corp.†	15,509	554,447
ONE Group Hospitality, Inc.†	8,141	58,127
Papa John's International, Inc.	11,917	963,251

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Party City Holdco, Inc.#†	39,337	$ 77,494
Patrick Industries, Inc.	7,921	419,575
PC Connection, Inc.	4,058	201,601
PetMed Express, Inc.#	7,281	149,770
Portillo's, Inc., Class A†	7,176	158,016
PriceSmart, Inc.	8,877	561,648
Qurate Retail, Inc., Series A	126,312	391,567
Rite Aid Corp.#†	19,684	141,331
Rush Enterprises, Inc., Class A	15,318	720,865
Rush Enterprises, Inc., Class B	2,460	124,574
Ruth's Hospitality Group, Inc.	11,779	214,613
Sally Beauty Holdings, Inc.†	38,639	574,948
Shake Shack, Inc., Class A†	13,528	644,745
Shoe Carnival, Inc.	6,357	151,233
Signet Jewelers, Ltd.	16,832	1,100,308
Sonic Automotive, Inc., Class A	7,270	386,691
Sportsman's Warehouse Holdings, Inc.†	15,683	124,837
Sweetgreen, Inc.†	4,858	82,149
Texas Roadhouse, Inc.	24,667	2,189,443
Tile Shop Holdings, Inc.	13,127	51,458
Tilly's, Inc., Class A	8,312	62,340
TravelCenters of America, Inc.†	4,554	246,280
Volta, Inc.#†	44,081	94,333
Warby Parker, Inc., Class A†	30,111	378,495
Wingstop, Inc.	10,815	1,231,396
Winmark Corp.	1,028	212,148
World Fuel Services Corp.	22,515	580,887
Zumiez, Inc.†	5,644	146,518
		38,275,699
Savings & Loans — 0.9%
Axos Financial, Inc.†	20,678	863,927
Banc of California, Inc.	19,835	334,815
Berkshire Hills Bancorp, Inc.	16,650	469,696
Brookline Bancorp, Inc.	27,386	341,503
Capitol Federal Financial, Inc.	46,909	424,996
Flushing Financial Corp.	10,381	214,368
Greene County Bancorp, Inc.	1,221	64,957
Hingham Institution for Savings	527	156,466
Home Bancorp, Inc.	2,635	102,870
HomeTrust Bancshares, Inc.	5,258	122,091
Northfield Bancorp, Inc.	15,773	232,494
Northwest Bancshares, Inc.	43,837	616,787
OceanFirst Financial Corp.	20,943	407,132
Pacific Premier Bancorp, Inc.	33,827	1,108,172
Provident Financial Services, Inc.	26,951	626,072
Southern Missouri Bancorp, Inc.	2,869	151,282
Washington Federal, Inc.	23,381	748,426
Waterstone Financial, Inc.	7,261	125,543
WSFS Financial Corp.	23,239	1,123,606
		8,235,203
Semiconductors — 2.2%
ACM Research, Inc.#†	17,296	292,129
Alpha & Omega Semiconductor, Ltd.†	7,944	307,115
Ambarella, Inc.†	13,142	892,079
Amkor Technology, Inc.	36,614	737,040
Arteris, Inc.†	6,105	43,468
Atomera, Inc.#†	7,366	95,242
Axcelis Technologies, Inc.†	11,789	789,156
AXT, Inc.†	14,638	125,740
CEVA, Inc.†	8,243	241,273
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Cohu, Inc.†	17,331	$ 464,991
Diodes, Inc.†	16,061	1,143,061
FormFactor, Inc.†	28,152	824,291
Impinj, Inc.†	7,583	677,010
Kulicke & Soffa Industries, Inc.	20,970	881,579
MACOM Technology Solutions Holdings, Inc.†	18,237	1,005,771
MaxLinear, Inc.†	25,914	931,090
Onto Innovation, Inc.†	17,887	1,269,798
Ouster, Inc.#†	49,258	73,887
Photronics, Inc.†	21,622	363,250
Power Integrations, Inc.	20,864	1,492,402
Rambus, Inc.†	39,549	1,019,969
Rockley Photonics Holdings, Ltd.#†	36,772	52,216
Semtech Corp.†	22,835	1,054,749
Silicon Laboratories, Inc.†	13,096	1,641,322
SiTime Corp.†	5,779	614,943
SkyWater Technology, Inc.#†	3,901	50,713
SMART Global Holdings, Inc.#†	17,721	325,180
Synaptics, Inc.†	14,312	1,654,610
Ultra Clean Holdings, Inc.†	16,293	476,896
Veeco Instruments, Inc.†	18,002	380,562
		19,921,532
Software — 5.1%
1Life Healthcare, Inc.†	65,052	1,119,545
8x8, Inc.#†	39,674	206,702
ACI Worldwide, Inc.†	41,320	979,284
ACV Auctions, Inc., Class A†	40,678	346,170
Agilysys, Inc.†	7,057	365,341
Alignment Healthcare, Inc.†	30,430	462,840
Alkami Technology, Inc.#†	12,938	187,601
Allscripts Healthcare Solutions, Inc.†	41,103	698,751
Altair Engineering, Inc., Class A†	18,750	975,187
American Software, Inc., Class A	11,291	191,157
Amplitud, Inc., Class A#†	20,172	305,606
Apollo Medical Holdings, Inc.#†	14,043	605,675
Appfolio, Inc., Class A†	6,873	696,785
Appian Corp.#†	14,443	677,377
Asana, Inc., Class A†	26,568	508,777
Avaya Holdings Corp.#†	30,115	47,883
AvePoint, Inc.#†	46,463	217,447
Avid Technology, Inc.†	12,917	353,280
AvidXchange Holdings, Inc.†	52,885	411,974
Bandwidth, Inc., Class A†	8,365	129,657
Benefitfocus, Inc.#†	9,304	68,943
BigCommerce Holdings, Inc., Series 1†	23,136	385,677
Blackbaud, Inc.†	16,757	876,391
Blackline, Inc.†	19,927	1,353,840
Blend Labs, Inc., Class A†	66,739	210,228
Box, Inc., Class A†	46,575	1,199,306
Brightcove, Inc.†	14,844	98,564
BTRS Holdings ,Inc.†	36,185	244,611
C3.ai, Inc., Class A#†	24,828	446,904
Cardlytics, Inc.†	11,948	158,191
Cerence, Inc.†	14,177	283,682
Clear Secure, Inc., Class A#†	22,446	514,911
CommVault Systems, Inc.†	16,062	872,006
Computer Programs & Systems, Inc.†	5,145	156,974
Consensus Cloud Solutions, Inc.†	5,767	290,368
Convey Holding Parent, Inc.†	5,820	61,052
CS Disco, Inc.#†	8,021	110,690
CSG Systems International, Inc.	11,549	668,110
Cvent Holding Corp.†	30,326	153,450

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Daily Journal Corp.†	436	$ 113,883
Digi International, Inc.†	12,328	408,180
Digimarc Corp.#†	4,932	87,888
Digital Turbine, Inc.†	33,230	613,758
DigitalOcean Holdings, Inc.†	27,532	1,158,822
Domo, Inc., Class B†	10,960	211,090
Donnelley Financial Solutions, Inc.†	9,986	423,906
Duck Creek Technologies, Inc.†	27,863	331,570
Duolingo, Inc.†	8,493	798,512
E2open Parent Holdings, Inc.†	71,872	493,761
Ebix, Inc.#	9,508	247,398
eGain Corp.†	7,528	69,333
Enfusion, Inc.†	9,187	113,827
EngageSmart, Inc.†	12,590	251,422
Envestnet, Inc.†	19,833	1,038,654
Everbridge, Inc.†	14,281	568,098
EverCommerce, Inc.†	8,714	101,431
Evolent Health, Inc., Class A†	29,573	1,086,808
Faraday Future Intelligent Electric, Inc.#†	35,828	40,127
Fastly, Inc., Class A†	40,253	376,366
ForgeRock, Inc., Class A†	10,059	171,607
Health Catalyst, Inc.†	19,503	234,036
Hims & Hers Health, Inc.†	43,782	278,453
HireRight Holdings Corp.†	7,649	124,373
IBEX Holdings, Ltd.†	2,038	34,381
Inseego Corp.#†	31,085	83,929
Inspired Entertainment, Inc.†	7,989	83,645
Instructure Holdings, Inc.†	6,242	141,881
Intapp, Inc.†	5,067	73,421
IonQ, Inc.#†	42,865	254,618
Kaleyra, Inc.#†	10,636	16,911
Latch, Inc.#†	25,383	27,160
LivePerson, Inc.†	25,377	294,373
LiveVox Holdings, Inc.#†	8,023	17,169
Loyalty Ventures, Inc.†	7,236	15,268
ManTech International Corp., Class A	10,786	1,034,485
Matterport, Inc.†	78,975	364,075
MeridianLink, Inc.†	8,292	144,032
MicroStrategy, Inc., Class A†	3,394	785,915
Model N, Inc.†	13,010	388,999
Momentive Global, Inc.†	47,782	338,774
N-able, Inc.†	24,598	244,996
NextGen Healthcare, Inc.†	20,077	344,120
Nutex Health, Inc.#†	13,989	37,630
Olo, Inc.†	32,441	253,364
ON24, Inc.†	15,007	134,463
Outbrain, Inc.#†	14,406	63,530
Outset Medical, Inc.†	17,293	316,289
PagerDuty, Inc.†	30,695	799,298
PDF Solutions, Inc.†	10,910	287,806
Phreesia, Inc.†	17,717	454,618
Playstudios, Inc.†	28,587	103,485
Porch Group, Inc.#†	29,108	62,582
PowerSchool Holdings, Inc., Class A†	16,452	296,136
Privia Health Group, Inc.†	15,642	622,395
Progress Software Corp.	15,772	759,106
PROS Holdings, Inc.†	14,775	308,059
PubMatic, Inc., Class A#†	15,053	294,587
Rackspace Technology, Inc.†	20,777	92,665
Red Violet, Inc.#†	3,418	64,908
Sapiens International Corp. NV	11,086	245,222
Schrodinger, Inc.†	19,468	534,202
Security Description	Shares or Principal Amount	Value

Software (continued)
Sharecare, Inc.†	22,137	$ 40,511
Simulations Plus, Inc.	5,634	338,322
Skillsoft Corp.#†	29,283	94,291
Skillz, Inc.#†	110,248	146,630
SolarWinds Corp.†	17,420	157,999
Sprout Social, Inc., Class A†	16,578	995,343
SPS Commerce, Inc.†	13,084	1,597,818
Sumo Logic, Inc.†	30,828	270,670
Upland Software, Inc.†	10,509	110,029
UserTesting, Inc.#†	17,067	70,999
Verint Systems, Inc.†	22,955	1,113,088
Veritone, Inc.#†	11,284	82,937
Verra Mobility Corp.†	52,720	840,357
Viant Technology, Inc., Class A†	5,051	22,831
Vimeo, Inc.†	51,647	305,750
Weave Communications, Inc.†	1,818	10,490
WM Technology, Inc.†	25,890	67,832
Workiva, Inc.†	17,201	1,167,776
Xperi Holding Corp.	37,597	598,168
Yext, Inc.†	43,349	192,903
Zeta Global Holdings Corp. Class A#†	11,230	78,610
Zuora, Inc., Class A†	40,728	312,791
		46,018,882
Telecommunications — 1.6%
A10 Networks, Inc.	23,777	330,500
ADTRAN Holdings, Inc.	25,376	589,738
Anterix, Inc.†	4,379	185,889
ATN International, Inc.	3,945	184,823
Aviat Networks, Inc.†	3,983	124,668
Calix, Inc.†	20,480	1,205,248
Cambium Networks Corp.†	4,144	80,642
Casa Systems, Inc.†	12,759	49,505
Clearfield, Inc.†	4,170	484,179
CommScope Holding Co., Inc.†	73,993	836,121
Consolidated Communications Holdings, Inc.†	26,799	153,826
Credo Technology Group Holding, Ltd.†	8,474	116,856
Cyxtera Technologies, Inc.†	15,357	97,363
DigitalBridge Group, Inc.†	53,330	949,274
DZS, Inc.†	6,290	83,720
EchoStar Corp., Class A†	12,723	234,230
Extreme Networks, Inc.†	46,113	660,799
Globalstar, Inc.#†	246,801	493,602
Gogo, Inc.†	18,046	268,164
Harmonic, Inc.†	33,206	373,900
IDT Corp., Class B†	5,235	133,859
Infinera Corp.#†	68,289	374,224
InterDigital, Inc.	11,151	559,334
Iridium Communications, Inc.†	45,952	2,039,809
KORE Group Holdings, Inc.†	12,659	37,850
Maxar Technologies, Inc.	26,237	625,228
NETGEAR, Inc.†	10,215	240,972
Ondas Holdings, Inc.#†	12,331	58,202
Ooma, Inc.†	8,263	99,982
Planet Labs PBC#†	56,092	307,384
Preformed Line Products Co.	902	70,176
Ribbon Communications, Inc.†	26,084	91,555
Shenandoah Telecommunications Co.	17,472	389,451
Starry Group Holdings, Inc., Class A†	8,580	19,305
Telephone & Data Systems, Inc.	36,380	591,903
Terran Orbital Corp.#†	8,639	36,284

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
United States Cellular Corp.†	5,385	$ 153,957
Viavi Solutions, Inc.†	82,110	1,156,109
		14,488,631
Textiles — 0.1%
UniFirst Corp.	5,401	973,584
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	11,484	255,749
Vinco Ventures, Inc.#†	66,211	64,224
		319,973
Transportation — 1.6%
Air Transport Services Group, Inc.†	21,310	642,070
ArcBest Corp.	8,822	710,436
Ardmore Shipping Corp.†	12,575	121,223
Atlas Air Worldwide Holdings, Inc.†	10,105	1,009,692
Costamare, Inc.	19,428	219,148
Covenant Logistics Group, Inc.	3,990	112,199
CryoPort, Inc.†	16,066	524,716
Daseke, Inc.†	14,687	89,003
DHT Holdings, Inc.	50,623	395,366
Dorian LPG, Ltd.	11,079	161,199
Eagle Bulk Shipping, Inc.	4,842	210,336
FLEX LNG, Ltd.#	10,287	340,191
Forward Air Corp.	9,699	941,191
Frontline, Ltd.#†	44,988	533,558
Genco Shipping & Trading, Ltd.	13,227	181,342
Golden Ocean Group, Ltd.#	44,289	424,732
Heartland Express, Inc.	16,854	255,338
Hub Group, Inc., Class A†	12,124	967,616
International Seaways, Inc.	17,776	524,925
Marten Transport, Ltd.	21,279	421,537
Matson, Inc.	14,465	1,065,492
Nordic American Tankers, Ltd.#	68,614	178,396
P.A.M. Transportation Services, Inc.†	2,379	70,680
Radiant Logistics, Inc.†	13,670	95,690
Safe Bulkers, Inc.	26,435	84,328
Saia, Inc.†	9,583	1,982,052
Scorpio Tankers, Inc.	17,905	744,848
SFL Corp., Ltd.	41,437	443,376
Teekay Corp.†	25,177	87,868
Teekay Tankers, Ltd., Class A†	8,247	202,876
Universal Logistics Holdings, Inc.	2,627	95,912
Werner Enterprises, Inc.	23,451	933,115
		14,770,451
Trucking & Leasing — 0.2%
GATX Corp.	12,810	1,237,574
Greenbrier Cos., Inc.	11,487	327,494
		1,565,068
Water — 0.4%
American States Water Co.	13,318	1,104,995
Artesian Resources Corp., Class A	2,964	161,923
California Water Service Group	19,368	1,133,609
Global Water Resources, Inc.	4,659	63,456
Middlesex Water Co.	6,264	556,055
Security Description	Shares or Principal Amount	Value

Water (continued)
SJW Group	9,746	$ 626,668
York Water Co.	5,118	225,038
		3,871,744
Total Common Stocks (cost $765,603,183)		871,169,905
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	52,554
Chord Energy Corp. Expires 09/01/2025†	1,151	23,308
Nabors Industries, Ltd. Expires 06/11/2026#†	1,334	45,690
Total Warrants (cost $0)		121,552
Total Long-Term Investment Securities (cost $765,603,183)		871,291,457
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (2)(3)	27,984,692	27,984,692
U.S. Government — 0.3%
United States Treasury Bills
3.09%, 08/10/2023(4)	$ 2,500,000	2,420,086
Total Short-Term Investments (cost $30,411,006)		30,404,778
REPURCHASE AGREEMENTS — 3.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $31,138,725 and collateralized by $36,163,500 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $31,761,114 (cost $31,138,336)	31,138,336	31,138,336
TOTAL INVESTMENTS (cost $827,152,525)	103.1%	932,834,571
Other assets less liabilities	(3.1)	(28,297,806)
NET ASSETS	100.0%	$904,536,765
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of August 31, 2022.
(3)	At August 31, 2022, the Fund had loaned securities with a total value of $47,755,935. This was secured by collateral of $27,984,692, which was received in cash and subsequently invested in short-term investments currently valued at $27,984,692 as reported in the Portfolio of Investments. Additional collateral of $21,536,382 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$174,943
United States Treasury Bills	0.00%	09/08/2022 to 12/15/2022	1,352,967
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2022 to 05/15/2052	20,008,472
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
373	Long	Russell 2000 E-Mini Index	September 2022	$33,227,471	$34,401,790	$1,174,319
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$66,117,915	$—	$754	$66,118,669
Medical - Biomedical/Gene	—	—	1,348	1,348
Oil & Gas	32,821,510	—	0	32,821,510
Pharmaceuticals	24,603,649	—	63,051	24,666,700
Therapeutics	—	—	0	0
Other Industries	747,561,678	—	—	747,561,678
Warrants	121,552	—	—	121,552
Short-Term Investments:
U.S. Government	—	2,420,086	—	2,420,086
Other Short-Term Investments	27,984,692	—	—	27,984,692
Repurchase Agreements	—	31,138,336	—	31,138,336
Total Investments at Value	$899,210,996	$33,558,422	$65,153	$932,834,571
Other Financial Instruments:†
Futures Contracts	$1,174,319	$—	$—	$1,174,319
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Aerospace/Defense — 1.1%
Hexcel Corp.	94,579	$ 5,548,950
Airlines — 0.4%
Frontier Group Holdings, Inc.#†	178,745	2,305,810
Audio/Video Products — 0.0%
Zagg, Inc.(1)	20,000	6,000
Auto Parts & Equipment — 0.5%
Fox Factory Holding Corp.†	26,659	2,484,885
Banks — 2.2%
Dogwood State Bank (Non-Voting Shares)(1)(2)	3,056	55,008
Dogwood State Bank (Voting Shares)(1)(2)	1,501	27,018
First Financial Bankshares, Inc.	171,838	7,304,834
Grasshopper Bancorp, Inc.(1)(2)	5,208	20,832
Pinnacle Financial Partners, Inc.	48,975	3,952,772
		11,360,464
Biotechnology — 11.1%
ACADIA Pharmaceuticals, Inc.†	123,902	2,035,710
ADC Therapeutics SA†	149,063	1,016,610
Allogene Therapeutics, Inc.#†	136,721	1,874,445
Amicus Therapeutics, Inc.†	472,293	5,303,850
Apellis Pharmaceuticals, Inc.†	61,613	3,728,203
Arrowhead Pharmaceuticals, Inc.†	116,114	4,610,887
Atara Biotherapeutics, Inc.†	297,051	1,191,175
Biohaven Pharmaceutical Holding Co., Ltd.†	7,864	1,174,488
Blueprint Medicines Corp.†	67,119	4,914,453
Cogent Biosciences, Inc. CVR(1)	30,000	0
Fate Therapeutics, Inc.†	58,296	1,523,857
Flame Biosciences, Inc.†(1)(2)	3,800	17,442
Halozyme Therapeutics, Inc.†	185,143	7,540,874
Kronos Bio, Inc.†	177,692	710,768
REGENXBIO, Inc.†	141,547	4,175,636
Relay Therapeutics, Inc.†	158,446	3,639,505
REVOLUTION Medicines, Inc.†	105,134	2,189,941
Sage Therapeutics, Inc.†	58,783	2,213,768
Sana Biotechnology, Inc.#†	83,008	565,284
Seer, Inc.†	53,417	539,512
Twist Bioscience Corp.†	126,390	5,070,767
Verve Therapeutics, Inc.†	77,308	2,965,535
		57,002,710
Building Materials — 1.0%
Simpson Manufacturing Co., Inc.	56,524	5,236,383
Commercial Services — 1.0%
Bright Horizons Family Solutions, Inc.†	29,459	2,009,104
Remitly Global, Inc.†	207,913	2,287,043
Repay Holdings Corp.†	98,249	912,733
		5,208,880
Computer Software — 0.0%
Plex Systems Holdings, Inc. (Escrow Payment)(1)	1,134	1,100
Plex Systems Holdings, Inc. (Hold Back Payment)(1)	7,941	7,147
		8,247
Computers — 4.9%
CyberArk Software, Ltd.†	56,872	8,205,492
ExlService Holdings, Inc.†	37,609	6,307,405
Globant SA†	25,083	5,286,744
KBR, Inc.	113,735	5,493,401
		25,293,042
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 1.1%
SiteOne Landscape Supply, Inc.†	19,168	$ 2,399,067
WESCO International, Inc.†	23,941	3,152,551
		5,551,618
Diversified Financial Services — 2.6%
Air Lease Corp.	91,569	3,329,449
Evercore, Inc., Class A	29,147	2,730,782
Flywire Corp.†	61,443	1,527,473
Focus Financial Partners, Inc., Class A†	144,907	5,673,109
		13,260,813
E-Commerce/Products — 0.0%
Rover Group, Inc.(1)	8,145	194
Electrical Components & Equipment — 0.8%
Littelfuse, Inc.	16,991	4,030,605
Electronics — 0.5%
Coherent Corp.†	49,837	2,353,802
Energy-Alternate Sources — 1.0%
Shoals Technologies Group, Inc., Class A†	193,567	5,104,362
Entertainment — 1.8%
Marriott Vacations Worldwide Corp.	41,987	5,979,789
Six Flags Entertainment Corp.†	139,680	3,093,912
		9,073,701
Environmental Control — 2.2%
Casella Waste Systems, Inc., Class A†	84,665	6,936,603
Evoqua Water Technologies Corp.†	128,821	4,519,041
		11,455,644
Food — 2.5%
Grocery Outlet Holding Corp.†	142,135	5,702,456
Performance Food Group Co.†	145,434	7,268,792
		12,971,248
Hand/Machine Tools — 1.1%
MSA Safety, Inc.	48,521	5,767,206
Healthcare-Products — 7.0%
CONMED Corp.	57,689	5,109,515
iRhythm Technologies, Inc.†	53,933	7,952,421
Natera, Inc.†	76,641	3,775,336
Nevro Corp.†	61,910	2,805,761
NuVasive, Inc.†	103,010	4,378,955
Rapid Micro Biosystems, Inc., Class A†	111,691	371,931
Shockwave Medical, Inc.†	39,182	11,631,568
		36,025,487
Healthcare-Services — 3.4%
Acadia Healthcare Co., Inc.†	82,125	6,728,501
Accolade, Inc.#†	214,187	2,180,424
Amedisys, Inc.†	28,888	3,421,784
Cano Health, Inc.#†	699,734	4,317,359
Personalis, Inc.†	189,679	627,837
		17,275,905
Home Builders — 0.5%
Winnebago Industries, Inc.	42,215	2,430,740
Home Furnishings — 0.6%
Sonos, Inc.†	214,510	3,226,230
Household Products/Wares — 0.7%
Helen of Troy, Ltd.†	30,024	3,711,867

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.(1)(2)	5,868	$ 79,159
Internet — 1.4%
Bumble, Inc., Class A†	109,700	2,747,985
Eventbrite, Inc., Class A†	115,039	817,927
Figs, Inc., Class A†	140,777	1,627,382
Q2 Holdings, Inc.†	48,097	1,910,413
		7,103,707
Leisure Time — 2.1%
Life Time Group Holdings, Inc.†	296,365	3,511,925
Planet Fitness, Inc., Class A†	105,052	7,117,273
		10,629,198
Lodging — 0.7%
Boyd Gaming Corp.	69,186	3,765,794
Machinery-Construction & Mining — 1.1%
Bloom Energy Corp., Class A†	212,036	5,387,835
Machinery-Diversified — 3.9%
Applied Industrial Technologies, Inc.	76,484	8,108,834
Cactus, Inc., Class A	136,571	5,456,011
Chart Industries, Inc.†	32,348	6,270,983
		19,835,828
Metal Fabricate/Hardware — 3.1%
Advanced Drainage Systems, Inc.	45,539	6,179,642
Valmont Industries, Inc.	20,544	5,686,990
Xometry, Inc., Class A†	77,346	3,790,728
		15,657,360
Miscellaneous Manufacturing — 2.5%
Carlisle Cos., Inc.	12,528	3,704,029
ITT, Inc.	66,012	4,787,850
John Bean Technologies Corp.	40,670	4,199,584
Sight Sciences, Inc.#†	33,817	235,705
		12,927,168
Oil & Gas — 3.6%
Chord Energy Corp.	21,597	3,057,055
Matador Resources Co.	153,594	9,154,202
SM Energy Co.	123,439	5,439,957
Venture Global LNG, Inc. Series B(1)(2)	4	59,181
Venture Global LNG, Inc. Series C(1)(2)	59	872,919
		18,583,314
Pharmaceuticals — 3.7%
Alector, Inc.†	129,677	1,342,157
Arvinas, Inc.†	85,148	3,605,166
Clementia Pharmaceuticals, Inc. CVR(1)	70,624	0
Coherus Biosciences, Inc.†	294,688	3,294,612
G1 Therapeutics, Inc.#†	148,590	2,156,041
Heron Therapeutics, Inc.#†	477,129	1,951,458
PMV Pharmaceuticals Inc#†	155,068	2,158,546
Revance Therapeutics, Inc.†	226,442	4,506,196
		19,014,176
REITS — 1.9%
CubeSmart	78,420	3,611,241
Terreno Realty Corp.	99,995	6,098,695
		9,709,936
Security Description	Shares or Principal Amount	Value

Retail — 6.6%
Floor & Decor Holdings, Inc., Class A†	35,845	$ 2,916,349
Freshpet, Inc.†	56,308	2,451,087
Lithia Motors, Inc.	14,019	3,721,203
National Vision Holdings, Inc.†	208,243	6,919,915
Papa John's International, Inc.	37,524	3,033,065
Petco Health & Wellness Co., Inc.†	255,807	3,816,641
Rush Enterprises, Inc., Class A	91,021	4,283,448
Texas Roadhouse, Inc.	73,009	6,480,279
		33,621,987
Semiconductors — 2.5%
MKS Instruments, Inc.	44,663	4,448,881
Semtech Corp.†	42,974	1,984,969
Wolfspeed, Inc.†	54,253	6,156,088
		12,589,938
Software — 15.5%
ACV Auctions, Inc., Class A#†	230,954	1,965,419
Blackline, Inc.†	72,340	4,914,780
Confluent, Inc., Class A#†	149,810	4,098,802
DigitalOcean Holdings, Inc.†	127,715	5,375,524
Duck Creek Technologies, Inc.†	45,676	543,544
Elastic NV†	64,831	5,439,969
Envestnet, Inc.†	89,257	4,674,389
Everbridge, Inc.†	65,478	2,604,715
Evolent Health, Inc., Class A†	230,458	8,469,331
Five9, Inc.†	48,524	4,760,690
Global-E Online, Ltd.#†	67,592	2,135,231
HashiCorp, Inc., Class A†	155,228	5,487,310
JFrog, Ltd.†	122,507	2,591,023
New Relic, Inc.†	74,807	4,541,533
Outset Medical, Inc.†	220,223	4,027,879
Paycor HCM, Inc.#†	130,460	3,865,530
SentinelOne, Inc., Class A†	174,384	4,762,427
ServiceTitan, Inc.(1)(2)	191	13,162
Smartsheet, Inc., Class A†	138,909	4,621,502
Sprout Social, Inc., Class A†	30,702	1,843,348
Vertex, Inc., Class A†	187,647	2,567,011
		79,303,119
Telecommunications — 0.8%
Ciena Corp.†	77,799	3,947,521
NII Holdings, Inc.(1)	3,000	0
		3,947,521
Transportation — 1.0%
Saia, Inc.†	23,526	4,865,883
Total Common Stocks (cost $624,028,311)		503,716,716
CONVERTIBLE PREFERRED STOCKS — 0.6%
Agriculture — 0.1%
Farmer's Business Network, Inc. Series C(1)(2)	8,287	515,102
E-Commerce/Services — 0.0%
Flexe, Inc. Series C(1)(2)	4,643	94,692
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F(1)(2)	2,608	81,291
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	117,920

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Human Resources — 0.1%
Checkr, Inc. Series C(1)(2)	8,994	$ 121,329
Checkr, Inc. Series D(1)(2)	12,252	165,280
		286,609
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C(1)(2)	6,234	129,952
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	333,772
Medical Information Systems — 0.0%
Kardium, Inc. Series D(1)(2)	58,843	59,775
Retail - Restaurants — 0.1%
Cava Group, Inc. Series E(1)(2)	6,606	386,187
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	124,626
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E(1)(2)	11,680	120,888
Seismic Software, Inc. Series F(1)(2)	875	9,056
		129,944
Software — 0.1%
ServiceTitan, Inc. Series A1(1)(2)	4	276
ServiceTitan, Inc. Series D(1)(2)	1,942	133,823
		134,099
Transportation — 0.1%
Convoy, Inc. Series C(1)(2)	12,094	199,526
Convoy, Inc. Series D(1)(2)	7,659	126,357
Haul Hub, Inc.(1)(2)	2,168	40,910
		366,793
Total Convertible Preferred Stocks (cost $1,354,506)		2,760,762
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	3,680
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	726
Total Warrants (cost $0)		4,406
Total Long-Term Investment Securities (cost $625,382,817)		506,481,884
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (3)(4) (cost $5,263,227)	5,263,227	$ 5,263,227
TOTAL INVESTMENTS (cost $630,646,044)	100.0%	511,745,111
Other assets less liabilities	0.0	50,161
NET ASSETS	100.0%	$511,795,272
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2022, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.
	06/29/2018	2,100	$8,603
	12/02/2019	3,768	36,085
		5,868	44,688	$79,159	$13.49	0.02%
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	55,008	18.00	0.01
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	27,018	18.00	0.01
Flame Biosciences, Inc.	09/28/2020	3,800	24,890	17,442	4.59	0.00
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	20,832	4.00	0.00
ServiceTitan, Inc.	11/09/2018	191	5,022	13,162	68.91	0.00
Venture Global LNG, Inc. Series B	03/08/2018	4	12,080	59,181	14,795.24	0.01
Venture Global LNG, Inc.
Series C	05/25/2017	28	99,904
Series C	10/16/2017	27	101,817
Series C	03/08/2018	4	12,080
		59	213,801	872,919	14,795.24	0.17
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	117,920	6.58	0.02
Cava Group, Inc. Series E	06/23/2020	6,606	149,692	386,187	58.46	0.08
Checkr, Inc. Series C	04/10/2018	8,994	40,926	121,329	13.49	0.02
Checkr, Inc. Series D	09/06/2019	12,252	123,527	165,280	13.49	0.03

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Convoy, Inc. Series C	09/14/2018	12,094	$85,875	$199,526	$16.50	0.04%
Convoy, Inc. Series D	10/30/2019	7,659	103,703	126,357	16.50	0.02
Farmer's Business Network, Inc. Series C	11/03/2017	8,287	153,012	515,102	62.16	0.10
Flexe, Inc. Series C	11/18/2020	4,643	56,492	94,692	20.39	0.02
Haul Hub, Inc.	02/14/2020	2,168	31,609	40,910	18.87	0.01
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	124,626	2.89	0.02
Kardium, Inc. Series D	01/08/2021	58,843	59,775	59,775	1.02	0.01
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	333,772	60.73	0.07
Nuro, Inc. Series C	10/30/2020	6,234	81,382	129,952	20.85	0.03
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	120,888	10.35	0.02
Seismic Software, Inc. Series F	09/25/2020	875	7,692	9,056	10.35	0.00
ServiceTitan, Inc. Series A1	11/09/2018	4	105	276	68.91	0.00
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,065	133,823	68.91	0.03
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,639	81,291	31.17	0.02
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	$0	$3,680	$8.07	0.00%
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	726	0.72	0.00
				$3,909,889		0.76%
(3)	The rate shown is the 7-day yield as of August 31, 2022.
(4)	At August 31, 2022, the Fund had loaned securities with a total value of $15,432,115. This was secured by collateral of $5,263,227, which was received in cash and subsequently invested in short-term investments currently valued at $5,263,227 as reported in the Portfolio of Investments. Additional collateral of $10,690,254 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$739,374
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	287,461
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2022 to 05/15/2052	9,663,419
CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Audio/Video Products	$—	$—	$6,000	$6,000
Banks	11,257,606	—	102,858	11,360,464
Biotechnology	56,985,268	—	17,442	57,002,710
Computer Software	—	—	8,247	8,247
E-Commerce/Products	—	—	194	194
Human Resources	—	—	79,159	79,159
Oil & Gas	17,651,214	—	932,100	18,583,314
Pharmaceuticals	19,014,176	—	0	19,014,176
Software	79,289,957	—	13,162	79,303,119
Telecommunications	3,947,521	—	0	3,947,521
Other Industries	314,411,812	—	—	314,411,812
Convertible Preferred Stocks	—	—	2,760,762	2,760,762
Warrants	—	—	4,406	4,406
Short-Term Investments	5,263,227	—	—	5,263,227
Total Investments at Value	$507,820,781	$—	$3,924,330	$511,745,111
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Apparel — 0.7%
Delta Apparel, Inc.†	25,888	$ 486,177
Steven Madden, Ltd.	32,285	939,816
		1,425,993
Auto Parts & Equipment — 1.8%
Douglas Dynamics, Inc.	78,568	2,286,329
Holley, Inc.#†	262,521	1,488,494
		3,774,823
Banks — 7.1%
Associated Banc-Corp	86,095	1,725,344
CVB Financial Corp.	43,919	1,152,434
First Hawaiian, Inc.	45,921	1,180,629
Hancock Whitney Corp.	43,754	2,110,255
Renasant Corp.	48,296	1,610,189
SouthState Corp.	27,994	2,184,652
UMB Financial Corp.	58,258	5,212,343
		15,175,846
Beverages — 0.8%
Primo Water Corp.	130,832	1,719,132
Building Materials — 5.6%
Eagle Materials, Inc.	47,487	5,680,395
Griffon Corp.	69,560	2,180,706
JELD-WEN Holding, Inc.†	28,103	313,349
Simpson Manufacturing Co., Inc.	22,458	2,080,509
UFP Industries, Inc.	21,267	1,688,387
		11,943,346
Chemicals — 10.3%
Avient Corp.	129,191	5,662,441
Diversey Holdings, Ltd.†	84,664	518,990
Ecovyst, Inc.†	168,032	1,552,616
Element Solutions, Inc.	28,827	538,200
Innospec, Inc.	71,751	6,705,848
Mativ Holdings, Inc.	152,214	3,595,295
Minerals Technologies, Inc.	9,799	570,890
NewMarket Corp.	10,161	2,918,341
		22,062,621
Closed-End Funds — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Commercial Services — 6.1%
API Group Corp.†	141,999	2,208,085
CBIZ, Inc.†	69,961	3,054,497
Custom Truck One Source, Inc.#†	202,805	1,334,457
Ennis, Inc.	53,993	1,146,271
Euronet Worldwide, Inc.†	3,081	273,162
GXO Logistics, Inc.†	11,079	491,686
Korn Ferry	45,122	2,748,832
Viad Corp.†	44,667	1,705,386
		12,962,376
Computers — 2.1%
Kyndryl Holdings, Inc.†	134,371	1,400,146
Maximus, Inc.	25,116	1,521,778
Parsons Corp.†	39,287	1,625,696
		4,547,620
Diversified Financial Services — 0.8%
Air Lease Corp.	38,611	1,403,896
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
GlassBridge Enterprises, Inc.†	292	$ 10,220
Westwood Holdings Group, Inc.	28,461	384,223
		1,798,339
Electric — 0.7%
Hawaiian Electric Industries, Inc.	36,688	1,435,235
Electrical Components & Equipment — 1.5%
Belden, Inc.	48,895	3,201,645
Electronics — 1.2%
Atkore, Inc.†	30,364	2,563,025
Energy-Alternate Sources — 0.2%
Alto Ingredients, Inc.†	90,010	388,843
Environmental Control — 0.1%
Harsco Corp.†	57,263	324,681
Food — 4.7%
J&J Snack Foods Corp.	42,775	6,374,758
Nomad Foods, Ltd.†	143,428	2,537,241
Tootsie Roll Industries, Inc.	29,026	1,040,002
Utz Brands, Inc.	10,453	174,147
		10,126,148
Hand/Machine Tools — 3.0%
Franklin Electric Co., Inc.	72,961	6,336,663
Healthcare-Products — 2.0%
Azenta, Inc.	26,248	1,383,532
Patterson Cos., Inc.	48,073	1,340,756
Varex Imaging Corp.†	70,615	1,489,270
		4,213,558
Household Products/Wares — 6.8%
ACCO Brands Corp.	159,364	945,029
Central Garden & Pet Co.†	36,118	1,441,831
Central Garden & Pet Co., Class A†	51,269	1,935,917
Helen of Troy, Ltd.†	23,237	2,872,790
Quanex Building Products Corp.	118,147	2,634,678
Spectrum Brands Holdings, Inc.	75,820	4,775,902
		14,606,147
Housewares — 0.4%
Tupperware Brands Corp.†	78,111	877,968
Insurance — 5.7%
CNO Financial Group, Inc.	36,001	662,779
Doma Holdings, Inc.#†	36,452	21,984
Enstar Group, Ltd.†	13,011	2,462,332
Hanover Insurance Group, Inc.	22,598	2,923,955
Jackson Financial, Inc., Class A	53,556	1,674,161
National Western Life Group, Inc., Class A	2,949	561,224
ProAssurance Corp.	52,565	1,124,365
Stewart Information Services Corp.	55,805	2,825,965
		12,256,765
Investment Companies — 1.2%
MidCap Financial Investment Corp.#	82,596	1,087,789
New Mountain Finance Corp.	106,244	1,394,984
		2,482,773
Machinery-Construction & Mining — 0.3%
Babcock & Wilcox Enterprises, Inc.†	89,902	717,418
Machinery-Diversified — 4.7%
Alamo Group, Inc.	12,462	1,629,531
Columbus McKinnon Corp.	41,238	1,263,120

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
CSW Industrials, Inc.	36,552	$ 4,627,483
Enovis Corp.†	2,097	106,213
Kadant, Inc.	12,974	2,327,925
NN, Inc.†	38,481	82,349
		10,036,621
Media — 0.5%
DallasNews Corp.	19,070	152,560
Thryv Holdings, Inc.†	34,631	885,861
		1,038,421
Metal Fabricate/Hardware — 5.7%
Hillman Solutions Corp.#†	241,869	2,029,281
Janus International Group, Inc.†	105,800	1,092,914
Mayville Engineering Co., Inc.†	68,874	479,363
Mueller Industries, Inc.	134,592	8,502,177
		12,103,735
Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.	22,507	937,867
Myers Industries, Inc.	70,581	1,363,625
		2,301,492
Oil & Gas — 7.1%
Berry Corp.	90,084	824,268
Callon Petroleum Co.†	22,825	971,432
Chord Energy Corp.	21,589	3,055,923
Magnolia Oil & Gas Corp., Class A	133,141	3,178,076
Northern Oil and Gas, Inc.	37,450	1,184,918
Patterson-UTI Energy, Inc.	202,860	3,022,614
Southwestern Energy Co.†	392,285	2,938,215
		15,175,446
Oil & Gas Services — 0.6%
Forum Energy Technologies, Inc.†	10,077	270,870
Liberty Energy, Inc.†	64,461	966,915
		1,237,785
Packaging & Containers — 3.0%
Matthews International Corp., Class A	9,738	243,547
Silgan Holdings, Inc.	81,927	3,731,775
TriMas Corp.	88,927	2,447,271
		6,422,593
Pharmaceuticals — 2.7%
Owens & Minor, Inc.	72,299	2,133,544
Perrigo Co. PLC	32,234	1,206,196
Premier, Inc., Class A	22,543	794,415
Prestige Consumer Healthcare, Inc.†	30,968	1,566,362
		5,700,517
REITS — 3.8%
AGNC Investment Corp.	141,821	1,694,761
Apollo Commercial Real Estate Finance, Inc.	101,864	1,186,716
New York Mtg. Trust, Inc.	486,393	1,361,900
Two Harbors Investment Corp.	533,287	2,586,442
Washington Real Estate Investment Trust	61,653	1,209,015
		8,038,834
Security Description	Shares or Principal Amount	Value

Retail — 4.0%
Denny's Corp.†	191,757	$ 1,812,104
Dine Brands Global, Inc.	42,329	2,819,111
Franchise Group, Inc.	32,802	1,111,660
Jack in the Box, Inc.#	34,150	2,727,219
		8,470,094
Software — 0.6%
Concentrix Corp.	1,692	212,820
E2open Parent Holdings, Inc.#†	128,821	885,000
Synchronoss Technologies, Inc.†	185,801	300,998
		1,398,818
Transportation — 1.1%
Nordic American Tankers, Ltd.#	176,469	458,819
Werner Enterprises, Inc.	45,657	1,816,692
		2,275,511
Total Long-Term Investment Securities (cost $195,821,377)		209,140,832
SHORT-TERM INVESTMENTS — 3.8%
Unaffiliated Investment Companies — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25%(2)	4,705,397	4,705,397
State Street Navigator Securities Lending Government Money Market Portfolio 2.34%(2)(3)	3,337,561	3,337,561
Total Short-Term Investments (cost $8,042,958)		8,042,958
TOTAL INVESTMENTS (cost $203,864,335)	101.8%	217,183,790
Other assets less liabilities	(1.8)	(3,746,900)
NET ASSETS	100.0%	$213,436,890
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2022.
(3)	At August 31, 2022, the Fund had loaned securities with a total value of $6,000,760. This was secured by collateral of $3,337,561, which was received in cash and subsequently invested in short-term investments currently valued at $3,337,561 as reported in the Portfolio of Investments. Additional collateral of $2,901,514 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$201,231
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2022 to 05/15/2052	2,700,283

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Closed-End Funds	$—	$—	$0	$0
Other Industries	209,140,832	—	—	209,140,832
Short-Term Investments	8,042,958	—	—	8,042,958
Total Investments at Value	$217,183,790	$—	$0	$217,183,790
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Advertising — 0.1%
Entravision Communications Corp., Class A	72,500	$ 368,300
Aerospace/Defense — 0.2%
AAR Corp.†	7,900	338,752
Moog, Inc., Class A	6,200	464,876
		803,628
Agriculture — 1.0%
Andersons, Inc.	38,500	1,425,655
Darling Ingredients, Inc.†	43,200	3,285,792
Fresh Del Monte Produce, Inc.	7,400	202,316
		4,913,763
Airlines — 0.3%
Hawaiian Holdings, Inc.†	24,400	365,756
SkyWest, Inc.†	44,000	936,760
		1,302,516
Apparel — 0.3%
Deckers Outdoor Corp.†	2,700	868,239
Kontoor Brands, Inc.	7,500	279,225
Wolverine World Wide, Inc.	17,400	339,996
		1,487,460
Auto Manufacturers — 0.2%
Wabash National Corp.	58,600	963,970
Auto Parts & Equipment — 0.6%
Adient PLC†	23,000	763,600
American Axle & Manufacturing Holdings, Inc.†	19,200	198,720
Dana, Inc.	23,100	357,357
Douglas Dynamics, Inc.	4,300	125,130
Goodyear Tire & Rubber Co.†	95,504	1,339,921
		2,784,728
Banks — 17.0%
1st Source Corp.	12,420	586,100
Amalgamated Financial Corp.	21,800	490,500
American National Bankshares, Inc.	2,500	82,325
Ameris Bancorp	30,700	1,433,076
Associated Banc-Corp	77,500	1,553,100
Atlantic Union Bankshares Corp.	30,200	979,990
Bancorp, Inc.†	10,300	244,316
Bank of N.T. Butterfield & Son, Ltd.	19,600	639,352
BankUnited, Inc.	4,000	148,200
Banner Corp.	8,200	498,232
Bar Harbor Bankshares	14,277	404,467
Baycom Corp.	3,600	66,996
Bridgewater Bancshares, Inc.†	17,200	295,496
Business First Bancshares, Inc.	28,100	662,879
Byline Bancorp, Inc.	48,600	1,059,966
Cadence Bank	47,450	1,209,026
Capital Bancorp, Inc.	3,700	91,649
Capital City Bank Group, Inc.	6,500	207,545
Capstar Financial Holdings, Inc.	54,865	1,105,530
Cathay General Bancorp	54,290	2,276,923
Central Pacific Financial Corp.	50,300	1,096,037
City Holding Co.	6,600	561,066
Civista Bancshares, Inc.	6,800	143,820
Colony Bankcorp, Inc.	2,400	33,888
Columbia Banking System, Inc.	19,200	575,040
Community Bank System, Inc.	18,380	1,201,684
Community Trust Bancorp, Inc.	22,418	947,160
ConnectOne Bancorp, Inc.	57,300	1,434,219
Security Description	Shares or Principal Amount	Value

Banks (continued)
CrossFirst Bankshares, Inc.†	3,500	$ 46,130
Customers Bancorp, Inc.†	44,800	1,554,112
CVB Financial Corp.	101,500	2,663,360
Dime Community Bancshares, Inc.	14,372	449,269
Eastern Bankshares, Inc.	63,600	1,233,840
Enterprise Financial Services Corp.	26,959	1,232,565
Equity Bancshares, Inc., Class A	7,300	227,979
Esquire Financial Holdings, Inc.	1,100	41,118
Farmers National Banc Corp.	11,200	160,048
FB Financial Corp.	7,226	286,294
Financial Institutions, Inc.	20,600	536,218
First Bancorp	7,100	258,511
First BanCorp/Puerto Rico	180,300	2,578,290
First Bancshares, Inc.	7,800	233,220
First Business Financial Services, Inc.	1,152	38,339
First Citizens BancShares, Inc., Class A	1,780	1,445,289
First Commonwealth Financial Corp.	119,700	1,613,556
First Financial Corp.	27,000	1,255,500
First Foundation, Inc.	16,300	309,048
First Horizon Corp.	46,508	1,052,011
First Internet Bancorp	14,693	538,792
First Interstate BancSystem, Inc., Class A	28,387	1,142,861
First Merchants Corp.	29,100	1,158,762
Flagstar Bancorp, Inc.	22,900	882,337
FNB Corp.	21,300	253,896
Fulton Financial Corp.	38,300	621,609
Glacier Bancorp, Inc.	14,600	739,928
Great Southern Bancorp, Inc.	6,470	380,307
Hancock Whitney Corp.	62,721	3,025,034
Hanmi Financial Corp.	25,816	638,172
HBT Financial, Inc.	9,100	164,528
Heartland Financial USA, Inc.	6,100	272,487
Heritage Commerce Corp.	53,900	608,531
Home BancShares, Inc.	87,200	2,051,816
HomeStreet, Inc.	4,452	154,974
Hope Bancorp, Inc.	97,149	1,405,746
Horizon Bancorp, Inc.	17,600	332,992
Independent Bank Corp.	13,700	1,071,751
Independent Bank Corp.	13,300	272,916
Independent Bank Group, Inc.	7,800	525,408
Kearny Financial Corp.	57,800	656,608
Lakeland Bancorp, Inc.	5,800	94,482
Luther Burbank Corp.	19,000	249,090
Mercantile Bank Corp.	1,900	62,852
Merchants Bancorp	11,171	301,282
Midland States Bancorp, Inc.	17,400	436,566
MidWestOne Financial Group, Inc.	2,000	61,000
MVB Financial Corp.	1,400	44,772
National Bank Holdings Corp., Class A	16,400	658,132
Nicolet Bankshares, Inc.†	1,900	145,502
Northeast Bank	1,000	38,770
OFG Bancorp	101,400	2,758,080
Old National Bancorp	304,661	5,084,792
Old Second Bancorp, Inc.	68,600	941,192
Origin Bancorp, Inc.	8,600	351,310
Orrstown Financial Services, Inc.	5,600	144,088
PacWest Bancorp	4,735	124,673
Peapack-Gladstone Financial Corp.	37,100	1,249,157
Peoples Bancorp, Inc.	8,590	256,755
Pinnacle Financial Partners, Inc.	11,400	920,094
Preferred Bank	3,300	223,872
Premier Financial Corp.	12,520	338,290
Provident Bancorp, Inc.	17,521	253,879

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
QCR Holdings, Inc.	11,600	$ 647,860
Renasant Corp.	1,500	50,010
Republic Bancorp, Inc., Class A	5,200	221,000
Sandy Spring Bancorp, Inc.	16,000	616,320
Shore Bancshares, Inc.	3,000	57,150
Sierra Bancorp	11,800	244,496
Silvergate Capital Corp., Class A†	2,800	255,136
Simmons First National Corp., Class A	11,600	273,644
SmartFinancial, Inc.	13,250	332,442
South Plains Financial, Inc.	3,600	97,668
SouthState Corp.	14,440	1,126,898
TriCo Bancshares	23,800	1,123,122
Trustmark Corp.	24,908	785,598
UMB Financial Corp.	17,460	1,562,146
United Community Banks, Inc.	55,900	1,874,327
Valley National Bancorp	64,520	749,722
Veritex Holdings, Inc.	62,911	1,894,250
Walker & Dunlop, Inc.	1,000	100,460
Webster Financial Corp.	13,400	630,470
WesBanco, Inc.	8,400	287,364
Westamerica BanCorp	9,024	504,893
Western Alliance Bancorp	6,230	477,966
Wintrust Financial Corp.	19,679	1,659,727
		84,454,033
Biotechnology — 6.6%
2seventy Bio, Inc.#†	21,233	312,762
Allogene Therapeutics, Inc.#†	40,500	555,255
Allovir, Inc.#†	30,500	229,055
ANI Pharmaceuticals, Inc.†	9,200	339,388
Arcus Biosciences, Inc.†	73,230	1,763,378
Avidity Biosciences, Inc.†	24,000	470,880
BioCryst Pharmaceuticals, Inc.†	59,900	832,610
Biohaven Pharmaceutical Holding Co., Ltd.†	4,100	612,335
Bluebird Bio, Inc.#†	63,500	370,840
Bridgebio Pharma, Inc.†	49,400	518,700
Cara Therapeutics, Inc.†	34,900	360,168
Century Therapeutics, Inc.†	19,400	204,088
CinCor Pharma, Inc.†	21,800	736,186
CTI BioPharma Corp.†	69,020	433,446
Cytokinetics, Inc.†	26,300	1,392,848
EQRx, Inc.†	236,700	1,157,463
Fate Therapeutics, Inc.†	14,500	379,030
FibroGen, Inc.†	23,200	288,608
Generation Bio Co.†	21,800	111,616
Intra-Cellular Therapies, Inc.†	11,100	557,886
Iovance Biotherapeutics, Inc.†	84,900	910,128
iTeos Therapeutics, Inc.†	37,300	827,314
IVERIC bio, Inc.†	53,900	530,376
Karyopharm Therapeutics, Inc.†	52,500	265,650
Kezar Life Sciences, Inc.†	190,005	1,953,251
Kymera Therapeutics, Inc.†	45,400	1,283,458
Lexicon Pharmaceuticals, Inc.†	608,696	1,673,914
MacroGenics, Inc.†	20,500	81,385
Myriad Genetics, Inc.†	9,500	212,230
NGM Biopharmaceuticals, Inc.†	66,500	938,315
Nuvalent, Inc., Class A†	51,800	874,384
Prothena Corp. PLC†	35,000	964,950
REGENXBIO, Inc.†	33,300	982,350
Relay Therapeutics, Inc.†	101,900	2,340,643
SpringWorks Therapeutics, Inc.†	53,100	1,474,587
Syndax Pharmaceuticals, Inc.†	54,500	1,286,745
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Theravance Biopharma, Inc.†	63,500	$ 572,135
Travere Therapeutics, Inc.†	84,300	2,255,868
Twist Bioscience Corp.†	29,100	1,167,492
Veracyte, Inc.†	31,900	650,760
		32,872,477
Building Materials — 0.8%
Boise Cascade Co.	27,132	1,691,138
Builders FirstSource, Inc.†	7,550	442,505
Louisiana-Pacific Corp.	7,000	379,610
UFP Industries, Inc.	19,700	1,563,983
		4,077,236
Chemicals — 0.8%
AdvanSix, Inc.	27,300	989,898
Avient Corp.	19,600	859,068
Ecovyst, Inc.†	19,600	181,104
Minerals Technologies, Inc.	12,260	714,268
Tronox Holdings PLC, Class A	92,200	1,348,886
		4,093,224
Coal — 0.5%
Arch Resources, Inc.	8,700	1,266,546
CONSOL Energy, Inc.	3,600	258,408
Peabody Energy Corp.†	35,900	885,294
		2,410,248
Commercial Services — 5.4%
2U, Inc.†	69,400	494,128
ABM Industries, Inc.	72,400	3,359,360
API Group Corp.†	25,400	394,970
Avis Budget Group, Inc.†	10,102	1,690,873
Barrett Business Services, Inc.	24,900	2,007,936
Carriage Services, Inc.	9,000	318,690
Cimpress PLC†	1,100	36,938
CRA International, Inc.	3,400	310,794
Ennis, Inc.	17,700	375,771
GEO Group, Inc.#†	198,900	1,627,002
Heidrick & Struggles International, Inc.	66,400	1,889,744
Huron Consulting Group, Inc.†	12,800	856,320
Information Services Group, Inc.	276,000	1,592,520
Insperity, Inc.	1,100	119,922
John Wiley & Sons, Inc., Class A	43,100	1,983,893
Kelly Services, Inc., Class A	121,200	1,952,532
Korn Ferry	37,600	2,290,592
LiveRamp Holdings, Inc.†	37,100	736,435
Marathon Digital Holdings, Inc.#†	37,412	443,332
PROG Holdings, Inc.†	45,100	836,154
Rent-A-Center, Inc.	4,500	116,280
Riot Blockchain, Inc.#†	114,000	817,380
SP Plus Corp.†	5,500	182,270
Stride, Inc.†	12,800	488,192
TrueBlue, Inc.†	61,000	1,252,940
V2X, Inc.†	21,600	748,656
WW International, Inc.†	5,100	26,622
		26,950,246
Computers — 1.2%
3D Systems Corp.†	110,500	1,119,365
KBR, Inc.	31,100	1,502,130
Ping Identity Holding Corp.†	76,400	2,149,896
SecureWorks Corp., Class A†	8,611	89,554

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Super Micro Computer, Inc.†	13,400	$ 872,072
Unisys Corp.†	20,800	193,648
		5,926,665
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	35,500	1,383,080
Distribution/Wholesale — 1.5%
G-III Apparel Group, Ltd.†	52,000	1,095,640
KAR Auction Services, Inc.†	3,300	48,180
Resideo Technologies, Inc.†	36,000	749,520
ScanSource, Inc.†	48,800	1,413,736
Titan Machinery, Inc.†	22,400	689,472
Veritiv Corp.†	16,400	1,954,716
WESCO International, Inc.†	9,700	1,277,296
		7,228,560
Diversified Financial Services — 3.1%
AssetMark Financial Holdings, Inc.†	16,800	324,912
Blucora, Inc.†	45,800	919,664
Cowen, Inc., Class A	55,955	2,151,470
Enact Holdings, Inc.	12,900	327,660
Encore Capital Group, Inc.†	50,800	2,777,744
First Western Financial, Inc.†	3,300	87,549
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,900	588,848
Mr. Cooper Group, Inc.†	22,700	960,210
Navient Corp.	15,900	244,701
Nelnet, Inc., Class A	3,300	277,992
PennyMac Financial Services, Inc.	1,800	95,616
PJT Partners, Inc., Class A	4,500	311,490
Radian Group, Inc.	193,100	4,076,341
Stifel Financial Corp.	15,550	922,270
Victory Capital Holdings, Inc. Class A	34,600	926,588
Virtus Investment Partners, Inc.	1,100	210,375
		15,203,430
Electric — 2.7%
Avista Corp.	21,980	893,047
Black Hills Corp.	10,800	815,184
Clearway Energy, Inc., Class A	51,500	1,775,720
Clearway Energy, Inc., Class C	57,100	2,118,410
IDACORP, Inc.	17,100	1,868,004
NorthWestern Corp.	13,200	699,336
Otter Tail Corp.	3,800	287,052
Portland General Electric Co.	62,075	3,207,415
Unitil Corp.	10,800	562,572
Via Renewables, Inc.#	25,700	219,221
Vistra Corp.	30,929	765,493
		13,211,454
Electrical Components & Equipment — 0.7%
Belden, Inc.	3,500	229,180
Encore Wire Corp.	20,900	2,719,090
Powell Industries, Inc.	21,900	540,054
		3,488,324
Electronics — 1.3%
Allied Motion Technologies, Inc.	11,200	392,224
Benchmark Electronics, Inc.	59,221	1,625,616
Comtech Telecommunications Corp.	80,200	905,458
GoPro, Inc., Class A†	55,300	336,777
OSI Systems, Inc.†	19,200	1,599,744
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sanmina Corp.†	21,700	$ 1,052,884
TTM Technologies, Inc.†	49,000	770,770
		6,683,473
Energy-Alternate Sources — 0.3%
Green Plains, Inc.†	31,900	1,168,497
REX American Resources Corp.†	13,000	393,900
		1,562,397
Engineering & Construction — 1.5%
Arcosa, Inc.	10,700	625,415
Comfort Systems USA, Inc.	8,900	893,026
EMCOR Group, Inc.	19,198	2,283,026
Great Lakes Dredge & Dock Corp.†	11,400	109,098
MasTec, Inc.†	17,850	1,436,925
MYR Group, Inc.†	9,900	920,106
Primoris Services Corp.	39,900	808,773
Sterling Infrastructure, Inc.†	19,700	498,213
Tutor Perini Corp.†	14,100	95,598
		7,670,180
Entertainment — 0.7%
IMAX Corp.†	16,900	264,992
International Game Technology PLC#	12,800	229,632
Light & Wonder, Inc.†	27,300	1,343,979
Lions Gate Entertainment Corp., Class A†	23,400	230,490
Marriott Vacations Worldwide Corp.	4,500	640,890
RCI Hospitality Holdings, Inc.	4,900	319,529
SeaWorld Entertainment, Inc.†	10,300	517,575
		3,547,087
Environmental Control — 0.1%
Heritage-Crystal Clean, Inc.†	9,700	315,929
Food — 1.0%
John B. Sanfilippo & Son, Inc.	3,300	266,409
Seneca Foods Corp., Class A†	4,600	243,018
SpartanNash Co.	81,900	2,492,217
Sprouts Farmers Market, Inc.†	36,750	1,062,075
United Natural Foods, Inc.†	21,100	930,088
		4,993,807
Gas — 1.8%
Brookfield Infrastructure Corp., Class A	17,650	840,140
Chesapeake Utilities Corp.	5,800	732,540
New Jersey Resources Corp.	68,300	3,014,762
Northwest Natural Holding Co.	9,400	447,534
ONE Gas, Inc.	5,000	391,350
Southwest Gas Holdings, Inc.	16,200	1,261,170
Spire, Inc.	33,100	2,313,359
		9,000,855
Healthcare-Products — 1.0%
Akero Therapeutics, Inc.†	9,600	112,800
Alphatec Holdings, Inc.#†	88,800	673,992
AngioDynamics, Inc.†	18,100	400,734
Avanos Medical, Inc.†	18,500	455,655
Bioventus, Inc., Class A#†	29,700	217,107
Cue Health Inc†	25,900	86,247
Lantheus Holdings, Inc.†	23,000	1,812,400
Orthofix Medical, Inc.†	4,000	79,600
Pacific Biosciences of California, Inc.#†	55,800	326,988
SeaSpine Holdings Corp.†	23,300	149,120

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Utah Medical Products, Inc.	5,200	$ 477,880
Varex Imaging Corp.†	11,500	242,535
		5,035,058
Healthcare-Services — 0.7%
Fulgent Genetics, Inc.†	7,100	308,637
ModivCare, Inc.†	6,700	725,744
National HealthCare Corp.	6,300	437,535
Pediatrix Medical Group, Inc. †	27,400	488,268
Tenet Healthcare Corp.†	24,200	1,367,300
		3,327,484
Holding Companies-Diversified — 0.0%
Professional Holding Corp., Class A†	1,900	53,124
Home Builders — 1.1%
KB Home	10,400	297,960
Meritage Homes Corp.†	14,400	1,128,240
Taylor Morrison Home Corp.†	82,600	2,074,086
Tri Pointe Homes, Inc.†	100,500	1,741,665
		5,241,951
Home Furnishings — 0.2%
MillerKnoll, Inc.	18,644	516,066
Sleep Number Corp.†	5,000	207,150
Universal Electronics, Inc.†	7,600	168,948
		892,164
Household Products/Wares — 0.6%
ACCO Brands Corp.	128,400	761,412
Central Garden & Pet Co., Class A†	65,800	2,484,608
		3,246,020
Housewares — 0.1%
Lifetime Brands, Inc.	26,300	234,596
Tupperware Brands Corp.†	4,000	44,960
		279,556
Insurance — 2.4%
American Equity Investment Life Holding Co.	12,400	471,200
CNO Financial Group, Inc.	35,220	648,400
Employers Holdings, Inc.	17,700	693,132
Essent Group, Ltd.	108,000	4,318,920
MGIC Investment Corp.	53,700	767,373
NMI Holdings, Inc., Class A†	70,400	1,445,312
RLI Corp.	22,455	2,464,661
Selective Insurance Group, Inc.	9,900	786,258
Stewart Information Services Corp.	10,050	508,932
		12,104,188
Internet — 0.6%
Bumble, Inc., Class A†	14,300	358,215
Cars.com, Inc.†	94,700	1,207,425
Overstock.com, Inc.#†	13,600	354,960
QuinStreet, Inc.†	29,200	350,692
Yelp, Inc.†	19,400	662,898
		2,934,190
Iron/Steel — 0.8%
ATI, Inc.†	10,400	311,272
Commercial Metals Co.	76,900	3,115,219
Schnitzer Steel Industries, Inc., Class A	22,100	730,184
		4,156,675
Security Description	Shares or Principal Amount	Value

Lodging — 0.1%
Bluegreen Vacations Holding Corp.	15,900	$ 331,356
Machinery-Construction & Mining — 0.6%
Argan, Inc.	56,200	1,943,958
Terex Corp.	24,800	823,856
		2,767,814
Machinery-Diversified — 0.3%
AGCO Corp.	9,760	1,061,010
Columbus McKinnon Corp.	14,500	444,135
DXP Enterprises, Inc.†	5,300	140,874
Thermon Group Holdings, Inc.†	3,400	59,670
		1,705,689
Media — 1.7%
AMC Networks, Inc., Class A†	73,300	1,963,707
E.W. Scripps Co., Class A†	41,200	615,940
Gray Television, Inc.	106,100	2,026,510
Liberty Latin America, Ltd., Class A†	140,600	984,200
Liberty Latin America, Ltd., Class C†	219,750	1,531,658
Sinclair Broadcast Group, Inc., Class A	53,600	1,184,024
		8,306,039
Metal Fabricate/Hardware — 0.4%
AZZ, Inc.	6,700	285,487
Mueller Industries, Inc.	27,000	1,705,590
Olympic Steel, Inc.	4,800	126,336
		2,117,413
Mining — 0.7%
Arconic Corp.†	77,400	1,951,254
Coeur Mining, Inc.†	32,300	89,148
Constellium SE†	91,400	1,217,448
Hecla Mining Co.	64,200	252,948
		3,510,798
Miscellaneous Manufacturing — 0.3%
EnPro Industries, Inc.	7,100	642,976
Hillenbrand, Inc.	8,100	337,527
Materion Corp.	2,025	174,778
Myers Industries, Inc.	5,658	109,312
		1,264,593
Office Furnishings — 0.2%
HNI Corp.	10,600	339,200
Steelcase, Inc., Class A	59,100	660,738
		999,938
Office/Business Equipment — 0.9%
Xerox Holdings Corp.	278,200	4,623,684
Oil & Gas — 2.7%
Antero Resources Corp.†	7,600	304,608
Berry Corp.	22,700	207,705
Chord Energy Corp.	8,330	1,179,112
CNX Resources Corp.†	28,000	494,760
CVR Energy, Inc.	22,500	734,850
Delek US Holdings, Inc.	16,992	480,024
Helmerich & Payne, Inc.	13,900	594,225
Matador Resources Co.	13,700	816,520
Murphy Oil Corp.	63,800	2,486,286
Ovintiv, Inc.	56,050	2,978,497
Par Pacific Holdings, Inc.†	7,000	131,600
Patterson-UTI Energy, Inc.	35,100	522,990
PBF Energy, Inc., Class A†	10,900	372,344

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Range Resources Corp.†	10,500	$ 345,030
SM Energy Co.	28,200	1,242,774
Southwestern Energy Co.†	57,129	427,896
Talos Energy, Inc.†	9,400	194,862
		13,514,083
Oil & Gas Services — 1.5%
Bristow Group, Inc.†	2,833	82,185
ChampionX Corp.	64,300	1,402,383
MRC Global, Inc.†	117,200	1,140,356
NexTier Oilfield Solutions, Inc.†	56,766	531,897
NOW, Inc.†	273,529	3,315,172
Select Energy Services, Inc., Class A†	58,700	417,357
Solaris Oilfield Infrastructure, Inc., Class A	15,400	164,780
US Silica Holdings, Inc.†	15,100	211,853
		7,265,983
Packaging & Containers — 0.1%
Greif, Inc., Class A	8,900	596,745
O-I Glass, Inc.†	12,500	162,625
		759,370
Pharmaceuticals — 3.0%
AdaptHealth Corp.†	101,600	1,825,752
Agios Pharmaceuticals, Inc.†	20,900	532,950
Amphastar Pharmaceuticals, Inc.†	13,300	393,680
BellRing Brands, Inc.†	86,500	2,049,185
Eagle Pharmaceuticals, Inc.†	23,500	770,095
Embecta Corp.	19,800	632,016
Enanta Pharmaceuticals, Inc.†	2,900	176,552
Herbalife Nutrition, Ltd.†	124,000	3,235,160
Jounce Therapeutics, Inc.†	64,000	234,240
Lyell Immunopharma, Inc.†	51,000	341,700
Option Care Health, Inc.†	78,200	2,421,072
Owens & Minor, Inc.	38,200	1,127,282
Prometheus Biosciences, Inc.†	7,800	408,018
Revance Therapeutics, Inc.†	9,800	195,020
Supernus Pharmaceuticals, Inc.†	11,300	386,799
		14,729,521
Real Estate — 0.7%
Anywhere Real Estate, Inc.†	86,800	848,036
Kennedy-Wilson Holdings, Inc.	139,300	2,446,108
		3,294,144
REITS — 12.4%
Agree Realty Corp.	66,450	5,005,014
Alexander & Baldwin, Inc.	57,675	1,080,253
American Assets Trust, Inc.	16,900	469,144
Apple Hospitality REIT, Inc.	133,600	2,125,576
Arbor Realty Trust, Inc.	35,300	528,794
Ares Commercial Real Estate Corp.	181,000	2,387,390
Armada Hoffler Properties, Inc.	17,100	224,523
Blackstone Mtg. Trust, Inc., Class A	130,300	3,776,094
Broadstone Net Lease, Inc.	43,200	826,848
Centerspace	13,200	995,016
City Office REIT, Inc.	31,100	359,205
Corporate Office Properties Trust	58,100	1,501,304
Cousins Properties, Inc.	3,549	95,291
DiamondRock Hospitality Co.†	57,734	504,018
Dynex Capital, Inc.	101,400	1,572,714
Ellington Financial, Inc.#	50,463	740,797
Equity Commonwealth†	77,000	2,025,870
Security Description	Shares or Principal Amount	Value

REITS (continued)
Essential Properties Realty Trust, Inc.	34,500	$ 781,080
First Industrial Realty Trust, Inc.	15,000	760,200
Four Corners Property Trust, Inc.	28,100	755,609
Getty Realty Corp.	33,846	1,018,088
Gladstone Commercial Corp.	43,800	835,266
Global Medical REIT, Inc.	22,000	238,480
Healthcare Realty Trust, Inc.	105,575	2,567,584
Highwoods Properties, Inc.	7,800	237,198
Independence Realty Trust, Inc.	58,800	1,143,660
Kite Realty Group Trust	105,074	2,034,233
KKR Real Estate Finance Trust, Inc.	144,900	2,790,774
Ladder Capital Corp.	132,100	1,461,026
NexPoint Residential Trust, Inc.	1,137	60,056
Paramount Group, Inc.	169,500	1,174,635
Pebblebrook Hotel Trust	15,600	274,872
Phillips Edison & Co., Inc.	19,900	650,133
Physicians Realty Trust	73,400	1,222,844
Piedmont Office Realty Trust, Inc., Class A	84,700	997,766
Plymouth Industrial REIT, Inc.	11,500	233,105
PotlatchDeltic Corp.	40,300	1,870,726
Ready Capital Corp.	75,200	985,120
Redwood Trust, Inc.	51,200	396,800
Retail Opportunity Investments Corp.	109,750	1,838,312
RLJ Lodging Trust	55,926	674,467
Ryman Hospitality Properties, Inc.†	13,200	1,085,304
Sabra Health Care REIT, Inc.	47,900	717,063
SITE Centers Corp.	168,900	2,188,944
STAG Industrial, Inc.	73,000	2,248,400
Sunstone Hotel Investors, Inc.†	80,572	877,429
Terreno Realty Corp.	33,400	2,037,066
TPG RE Finance Trust, Inc.	56,814	526,098
UMH Properties, Inc.	15,400	277,816
Urban Edge Properties	18,200	286,286
Urstadt Biddle Properties, Inc., Class A	13,900	232,408
Xenia Hotels & Resorts, Inc.†	125,900	1,996,774
		61,693,473
Retail — 4.0%
Abercrombie & Fitch Co., Class A†	5,600	80,584
Academy Sports & Outdoors, Inc.	103,500	4,458,780
Bed Bath & Beyond, Inc.#†	12,300	117,219
BJ's Wholesale Club Holdings, Inc.†	5,100	379,899
Bloomin' Brands, Inc.	26,000	525,720
BlueLinx Holdings, Inc.†	17,361	1,217,006
Conn's, Inc.#†	41,700	400,737
Dillard's, Inc., Class A#	1,200	355,488
Genesco, Inc.†	9,600	543,168
GMS, Inc.†	37,390	1,802,198
Group 1 Automotive, Inc.	8,700	1,553,733
ODP Corp.†	25,190	900,543
Rite Aid Corp.#†	66,200	475,316
Rush Enterprises, Inc., Class A	70,400	3,313,024
Signet Jewelers, Ltd.	31,400	2,052,618
Sonic Automotive, Inc., Class A	13,400	712,746
World Fuel Services Corp.	22,000	567,600
Zumiez, Inc.†	16,700	433,532
		19,889,911
Savings & Loans — 2.1%
Axos Financial, Inc.†	33,200	1,387,096
Banc of California, Inc.	26,500	447,320
Berkshire Hills Bancorp, Inc.	19,000	535,990
Brookline Bancorp, Inc.	115,100	1,435,297

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Capitol Federal Financial, Inc.	49,700	$ 450,282
Flushing Financial Corp.	4,622	95,444
HomeTrust Bancshares, Inc.	16,200	376,164
Northfield Bancorp, Inc.	47,400	698,676
OceanFirst Financial Corp.	150,919	2,933,866
Pacific Premier Bancorp, Inc.	10,300	337,428
Washington Federal, Inc.	48,600	1,555,686
		10,253,249
Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	7,000	270,620
Amkor Technology, Inc.	94,100	1,894,233
Cohu, Inc.†	48,200	1,293,206
Photronics, Inc.†	54,100	908,880
Rambus, Inc.†	51,200	1,320,448
Veeco Instruments, Inc.†	61,000	1,289,540
		6,976,927
Software — 2.9%
Allscripts Healthcare Solutions, Inc.†	131,900	2,242,300
Avaya Holdings Corp.#†	474,000	753,660
Avid Technology, Inc.†	39,600	1,083,060
Computer Programs & Systems, Inc.†	28,200	860,382
CSG Systems International, Inc.	36,900	2,134,665
Donnelley Financial Solutions, Inc.†	19,600	832,020
eGain Corp.†	46,400	427,344
Evolent Health, Inc., Class A†	37,000	1,359,750
IBEX Holdings, Ltd.†	6,600	111,342
NextGen Healthcare, Inc.†	130,000	2,228,200
SolarWinds Corp.†	15,100	136,957
Verint Systems, Inc.†	30,518	1,479,818
Xperi Holding Corp.	47,400	754,134
		14,403,632
Telecommunications — 1.2%
ATN International, Inc.	5,400	252,990
Calix, Inc.†	30,800	1,812,580
EchoStar Corp., Class A†	91,200	1,678,992
Harmonic, Inc.†	84,700	953,722
NETGEAR, Inc.†	50,000	1,179,500
		5,877,784
Transportation — 2.0%
ArcBest Corp.	35,670	2,872,505
Atlas Air Worldwide Holdings, Inc.†	16,100	1,608,712
Covenant Logistics Group, Inc.	4,400	123,728
Dorian LPG, Ltd.	35,600	517,980
Forward Air Corp.	1,200	116,448
Heartland Express, Inc.	26,000	393,900
Hub Group, Inc., Class A†	39,400	3,144,514
Radiant Logistics, Inc.†	56,200	393,400
Safe Bulkers, Inc.	42,100	134,299
Werner Enterprises, Inc.	20,200	803,758
		10,109,244
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	8,700	$ 840,507
Water — 0.2%
American States Water Co.	11,200	929,264
Total Long-Term Investment Securities (cost $473,614,098)		481,131,896
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2) (cost $4,477,805)	4,477,805	4,477,805
REPURCHASE AGREEMENTS — 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $13,136,067 and collateralized by $7,190,500 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and by $7,379,900 of United States Treasury Bonds, bearing interest at 3.13% due 05/15/2048 and having an approximate value of $13,398,648 (cost $13,135,903)	$13,135,903	13,135,903
TOTAL INVESTMENTS (cost $491,227,806)	100.7%	498,745,604
Other assets less liabilities	(0.7)	(3,335,137)
NET ASSETS	100.0%	$495,410,467
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $7,545,883. This was secured by collateral of $4,477,805, which was received in cash and subsequently invested in short-term investments currently valued at $4,477,805 as reported in the Portfolio of Investments. Additional collateral of $3,315,925 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
Government National Mtg. Assoc.	1.75% to 2.50%	11/20/2051 to 02/20/2052	$240,818
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	92,905
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2022 to 05/15/2052	2,982,202
CVR—Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
138	Long	E-Mini Russell 2000 Index	September 2022	$13,482,574	$12,727,740	$(754,834)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$481,131,896	$—	$—	$481,131,896
Short-Term Investments	4,477,805	—	—	4,477,805
Repurchase Agreements	—	13,135,903	—	13,135,903
Total Investments at Value	$485,609,701	$13,135,903	$—	$498,745,604
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$754,834	$—	$—	$754,834
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	57,831	$ 1,598,449
Omnicom Group, Inc.	30,223	2,021,918
		3,620,367
Aerospace/Defense — 1.6%
Boeing Co.†	81,698	13,092,104
General Dynamics Corp.	33,860	7,751,570
Howmet Aerospace, Inc.	55,254	1,957,649
L3Harris Technologies, Inc.	28,334	6,465,535
Lockheed Martin Corp.	34,792	14,616,467
Northrop Grumman Corp.	21,464	10,259,577
Raytheon Technologies Corp.	218,477	19,608,311
Teledyne Technologies, Inc.†	6,882	2,535,054
TransDigm Group, Inc.	7,617	4,573,171
		80,859,438
Agriculture — 0.8%
Altria Group, Inc.	265,977	12,000,882
Archer-Daniels-Midland Co.	82,664	7,265,339
Philip Morris International, Inc.	227,716	21,744,601
		41,010,822
Airlines — 0.2%
Alaska Air Group, Inc.†	18,523	806,862
American Airlines Group, Inc.†	95,415	1,239,441
Delta Air Lines, Inc.†	94,173	2,925,955
Southwest Airlines Co.†	87,107	3,196,827
United Airlines Holdings, Inc.†	47,998	1,680,410
		9,849,495
Apparel — 0.5%
NIKE, Inc., Class B	186,385	19,840,683
PVH Corp.	9,918	557,887
Ralph Lauren Corp.	6,799	620,953
Tapestry, Inc.	36,991	1,284,697
VF Corp.	47,419	1,965,518
		24,269,738
Auto Manufacturers — 2.6%
Cummins, Inc.	20,728	4,464,189
Ford Motor Co.	580,107	8,840,831
General Motors Co.	214,187	8,184,085
PACCAR, Inc.	51,076	4,469,661
Tesla, Inc.†	369,831	101,929,122
		127,887,888
Auto Parts & Equipment — 0.1%
Aptiv PLC†	39,802	3,718,701
BorgWarner, Inc.	35,194	1,326,814
		5,045,515
Banks — 4.6%
Bank of America Corp.	1,041,549	35,006,462
Bank of New York Mellon Corp.	109,175	4,534,038
Citigroup, Inc.	285,273	13,924,175
Citizens Financial Group, Inc.	72,055	2,642,977
Comerica, Inc.	19,209	1,542,483
Fifth Third Bancorp	100,788	3,441,910
First Republic Bank	26,364	4,002,846
Goldman Sachs Group, Inc.	50,454	16,784,532
Huntington Bancshares, Inc.	211,419	2,833,015
JPMorgan Chase & Co.	431,461	49,070,060
KeyCorp	136,982	2,423,212
Security Description	Shares or Principal Amount	Value

Banks (continued)
M&T Bank Corp.	26,357	$ 4,791,175
Morgan Stanley	205,580	17,519,528
Northern Trust Corp.	30,612	2,910,895
PNC Financial Services Group, Inc.	60,756	9,599,448
Regions Financial Corp.	137,280	2,974,858
Signature Bank	9,244	1,611,784
State Street Corp.	53,930	3,686,115
SVB Financial Group†	8,645	3,514,365
Truist Financial Corp.	195,589	9,161,389
US Bancorp	198,617	9,058,921
Wells Fargo & Co.	556,814	24,338,340
Zions Bancorp NA	22,235	1,223,592
		226,596,120
Beverages — 1.8%
Brown-Forman Corp., Class B	26,851	1,952,068
Coca-Cola Co.	573,145	35,368,778
Constellation Brands, Inc., Class A	23,910	5,883,056
Keurig Dr Pepper, Inc.	108,362	4,130,759
Molson Coors Beverage Co., Class B	27,668	1,429,606
Monster Beverage Corp.†	55,246	4,907,502
PepsiCo, Inc.	203,120	34,991,482
		88,663,251
Biotechnology — 1.5%
Amgen, Inc.	78,476	18,857,783
Biogen, Inc.†	21,515	4,203,601
Bio-Rad Laboratories, Inc., Class A†	3,178	1,541,457
Corteva, Inc.	106,314	6,530,869
Gilead Sciences, Inc.	184,261	11,695,046
Illumina, Inc.†	23,078	4,653,448
Incyte Corp.†	27,659	1,948,023
Moderna, Inc.†	50,837	6,724,210
Regeneron Pharmaceuticals, Inc.†	15,869	9,220,841
Vertex Pharmaceuticals, Inc.†	37,571	10,586,005
		75,961,283
Building Materials — 0.4%
Carrier Global Corp.	124,609	4,874,704
Fortune Brands Home & Security, Inc.	19,217	1,180,500
Johnson Controls International PLC	102,196	5,532,892
Martin Marietta Materials, Inc.	9,161	3,185,371
Masco Corp.	34,661	1,763,205
Mohawk Industries, Inc.†	7,560	834,322
Vulcan Materials Co.	19,522	3,250,218
		20,621,212
Chemicals — 1.6%
Air Products and Chemicals, Inc.	32,579	8,224,568
Albemarle Corp.	17,205	4,610,252
Celanese Corp.	15,911	1,763,893
CF Industries Holdings, Inc.	30,644	3,170,428
Dow, Inc.	106,960	5,454,960
DuPont de Nemours, Inc.	74,704	4,156,531
Eastman Chemical Co.	18,933	1,722,903
Ecolab, Inc.	36,508	5,981,106
FMC Corp.	18,501	1,999,588
International Flavors & Fragrances, Inc.	37,437	4,136,040
Linde PLC	73,934	20,912,971
LyondellBasell Industries NV, Class A	38,021	3,155,743
Mosaic Co.	53,177	2,864,645

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	34,698	$ 4,405,952
Sherwin-Williams Co.	35,157	8,159,940
		80,719,520
Commercial Services — 1.8%
Automatic Data Processing, Inc.	61,369	14,999,197
Cintas Corp.	12,777	5,198,195
Equifax, Inc.	17,971	3,392,026
FleetCor Technologies, Inc.†	11,361	2,414,553
Gartner, Inc.†	11,832	3,375,906
Global Payments, Inc.	41,358	5,137,904
MarketAxess Holdings, Inc.	5,544	1,378,183
Moody's Corp.	23,580	6,708,982
Nielsen Holdings PLC	52,840	1,471,066
PayPal Holdings, Inc.†	170,120	15,896,013
Quanta Services, Inc.	21,111	2,982,984
Robert Half International, Inc.	16,235	1,249,608
Rollins, Inc.	33,278	1,123,465
S&P Global, Inc.	50,989	17,957,306
United Rentals, Inc.†	10,520	3,072,261
Verisk Analytics, Inc.	23,196	4,341,364
		90,699,013
Computers — 8.7%
Accenture PLC, Class A	93,048	26,840,626
Apple, Inc.	2,258,769	355,123,662
Cognizant Technology Solutions Corp., Class A	76,563	4,836,485
DXC Technology Co.†	35,914	889,949
EPAM Systems, Inc.†	8,396	3,580,894
Fortinet, Inc.†	97,864	4,764,998
Hewlett Packard Enterprise Co.	190,993	2,597,505
HP, Inc.	154,742	4,442,643
International Business Machines Corp.	132,130	16,972,098
Leidos Holdings, Inc.	20,076	1,908,224
NetApp, Inc.	32,692	2,358,074
Seagate Technology Holdings PLC	29,036	1,944,250
Western Digital Corp.†	46,006	1,944,214
		428,203,622
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	123,096	9,627,338
Estee Lauder Cos., Inc., Class A	34,052	8,662,148
Procter & Gamble Co.	352,464	48,618,884
		66,908,370
Distribution/Wholesale — 0.3%
Copart, Inc.†	31,400	3,757,010
Fastenal Co.	84,558	4,255,804
LKQ Corp.	38,225	2,034,334
Pool Corp.	5,887	1,996,812
WW Grainger, Inc.	6,306	3,499,452
		15,543,412
Diversified Financial Services — 3.7%
American Express Co.	89,607	13,620,264
Ameriprise Financial, Inc.	16,145	4,327,021
BlackRock, Inc.	20,921	13,941,545
Capital One Financial Corp.	57,740	6,110,047
Cboe Global Markets, Inc.	15,600	1,840,332
Charles Schwab Corp.	221,553	15,719,185
CME Group, Inc.	52,799	10,328,012
Discover Financial Services	41,275	4,147,725
Franklin Resources, Inc.	41,127	1,072,181
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	82,011	$ 8,270,809
Invesco, Ltd.	49,465	814,689
Mastercard, Inc., Class A	126,157	40,921,546
Nasdaq, Inc.	50,805	3,024,422
Raymond James Financial, Inc.	28,558	2,980,599
Synchrony Financial	73,671	2,412,725
T. Rowe Price Group, Inc.	33,391	4,006,920
Visa, Inc., Class A	241,760	48,040,130
		181,578,152
Electric — 2.9%
AES Corp.	98,111	2,496,925
Alliant Energy Corp.	36,845	2,249,019
Ameren Corp.	37,934	3,513,447
American Electric Power Co., Inc.	75,441	7,559,188
CenterPoint Energy, Inc.	92,468	2,915,516
CMS Energy Corp.	42,621	2,878,622
Consolidated Edison, Inc.	52,047	5,087,074
Constellation Energy Corp.	47,993	3,915,749
Dominion Energy, Inc.	119,179	9,748,842
DTE Energy Co.	28,460	3,709,476
Duke Energy Corp.	113,100	12,091,521
Edison International	56,000	3,795,120
Entergy Corp.	29,875	3,444,588
Evergy, Inc.	33,712	2,310,283
Eversource Energy	50,663	4,543,965
Exelon Corp.	143,996	6,322,864
FirstEnergy Corp.	83,871	3,317,098
NextEra Energy, Inc.	288,590	24,547,465
NRG Energy, Inc.	34,859	1,438,980
Pinnacle West Capital Corp.	16,600	1,250,810
PPL Corp.	108,106	3,143,723
Public Service Enterprise Group, Inc.	73,342	4,720,291
Sempra Energy	46,172	7,616,995
Southern Co.	156,087	12,029,625
WEC Energy Group, Inc.	46,339	4,779,404
Xcel Energy, Inc.	80,012	5,940,891
		145,367,481
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	33,921	4,075,947
Emerson Electric Co.	87,261	7,132,714
Generac Holdings, Inc.†	9,377	2,066,785
		13,275,446
Electronics — 1.1%
Agilent Technologies, Inc.	44,087	5,654,158
Allegion PLC	12,899	1,226,695
Amphenol Corp., Class A	87,722	6,450,199
Fortive Corp.	52,657	3,334,768
Garmin, Ltd.	22,413	1,983,326
Honeywell International, Inc.	100,001	18,935,189
Keysight Technologies, Inc.†	26,732	4,381,107
Mettler-Toledo International, Inc.†	3,332	4,039,917
TE Connectivity, Ltd.	47,329	5,973,393
Trimble, Inc.†	36,746	2,324,185
		54,302,937
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	19,837	5,682,110
SolarEdge Technologies, Inc.†	8,137	2,245,568
		7,927,678

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	18,896	$ 2,354,064
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,490	1,357,849
Live Nation Entertainment, Inc.†	20,117	1,817,772
Penn Entertainment, Inc.†	24,014	749,957
		3,925,578
Environmental Control — 0.3%
Pentair PLC	24,297	1,081,217
Republic Services, Inc.	30,629	4,371,371
Waste Management, Inc.	56,114	9,484,949
		14,937,537
Food — 1.2%
Campbell Soup Co.	29,696	1,496,084
Conagra Brands, Inc.	70,494	2,423,584
General Mills, Inc.	88,467	6,794,266
Hershey Co.	21,447	4,818,497
Hormel Foods Corp.	41,633	2,093,307
J.M. Smucker Co.	15,933	2,230,461
Kellogg Co.	37,226	2,707,819
Kraft Heinz Co.	104,285	3,900,259
Kroger Co.	96,376	4,620,265
Lamb Weston Holdings, Inc.	21,220	1,687,627
McCormick & Co., Inc.	36,758	3,090,245
Mondelez International, Inc., Class A	203,303	12,576,323
Sysco Corp.	74,844	6,153,674
Tyson Foods, Inc., Class A	42,828	3,228,375
		57,820,786
Forest Products & Paper — 0.0%
International Paper Co.	54,446	2,266,042
Gas — 0.1%
Atmos Energy Corp.	20,422	2,315,446
NiSource, Inc.	59,613	1,759,180
		4,074,626
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,841	1,708,240
Stanley Black & Decker, Inc.	22,177	1,953,794
		3,662,034
Healthcare-Products — 3.7%
Abbott Laboratories	257,218	26,403,428
ABIOMED, Inc.†	6,693	1,735,361
Align Technology, Inc.†	10,767	2,623,918
Baxter International, Inc.	73,969	4,250,259
Bio-Techne Corp.	5,763	1,912,221
Boston Scientific Corp.†	210,008	8,465,422
Cooper Cos., Inc.	7,243	2,081,928
Danaher Corp.	95,060	25,657,644
DENTSPLY SIRONA, Inc.	31,650	1,037,170
Edwards Lifesciences Corp.†	91,337	8,229,464
Henry Schein, Inc.†	20,280	1,488,755
Hologic, Inc.†	36,635	2,475,061
IDEXX Laboratories, Inc.†	12,342	4,290,326
Intuitive Surgical, Inc.†	52,732	10,849,082
Medtronic PLC	197,076	17,326,922
PerkinElmer, Inc.	18,531	2,502,797
ResMed, Inc.	21,489	4,725,861
STERIS PLC	14,710	2,962,300
Stryker Corp.	49,441	10,145,293
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Teleflex, Inc.	6,890	$ 1,558,931
Thermo Fisher Scientific, Inc.	57,507	31,359,717
Waters Corp.†	8,849	2,642,311
West Pharmaceutical Services, Inc.	10,881	3,228,284
Zimmer Biomet Holdings, Inc.	30,788	3,273,380
		181,225,835
Healthcare-Services — 2.7%
Catalent, Inc.†	26,327	2,316,776
Centene Corp.†	85,922	7,710,640
Charles River Laboratories International, Inc.†	7,464	1,531,986
DaVita, Inc.†	8,894	758,569
Elevance Health, Inc.	35,416	17,180,656
HCA Healthcare, Inc.	33,424	6,613,607
Humana, Inc.	18,582	8,952,436
IQVIA Holdings, Inc.†	27,805	5,913,011
Laboratory Corp. of America Holdings	13,618	3,067,727
Molina Healthcare, Inc.†	8,623	2,909,142
Quest Diagnostics, Inc.	17,241	2,160,470
UnitedHealth Group, Inc.	137,821	71,574,580
Universal Health Services, Inc., Class B	9,861	964,800
		131,654,400
Home Builders — 0.2%
D.R. Horton, Inc.	47,060	3,348,319
Lennar Corp., Class A	37,993	2,942,558
NVR, Inc.†	468	1,937,548
PulteGroup, Inc.	34,908	1,419,359
		9,647,784
Home Furnishings — 0.0%
Whirlpool Corp.	8,256	1,292,890
Household Products/Wares — 0.3%
Avery Dennison Corp.	12,004	2,204,174
Church & Dwight Co., Inc.	35,663	2,985,350
Clorox Co.	18,081	2,609,812
Kimberly-Clark Corp.	49,496	6,311,730
		14,111,066
Housewares — 0.0%
Newell Brands, Inc.	54,062	965,007
Insurance — 3.6%
Aflac, Inc.	87,059	5,173,046
Allstate Corp.	40,395	4,867,597
American International Group, Inc.(1)	116,375	6,022,406
Aon PLC, Class A	31,200	8,712,912
Arthur J. Gallagher & Co.	30,859	5,603,069
Assurant, Inc.	7,944	1,259,044
Berkshire Hathaway, Inc., Class B†	265,773	74,629,058
Brown & Brown, Inc.	34,418	2,169,711
Chubb, Ltd.	62,244	11,767,228
Cincinnati Financial Corp.	21,909	2,124,297
Everest Re Group, Ltd.	5,794	1,558,876
Globe Life, Inc.	13,326	1,295,154
Hartford Financial Services Group, Inc.	48,311	3,106,880
Lincoln National Corp.	23,745	1,093,695
Loews Corp.	28,561	1,579,709
Marsh & McLennan Cos., Inc.	73,733	11,898,294
MetLife, Inc.	101,543	6,532,261
Principal Financial Group, Inc.	34,522	2,580,865
Progressive Corp.	85,920	10,538,088
Prudential Financial, Inc.	55,088	5,274,676
Travelers Cos., Inc.	35,252	5,698,133

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Willis Towers Watson PLC	16,378	$ 3,387,462
WR Berkley Corp.	30,776	1,994,285
		178,866,746
Internet — 9.1%
Alphabet, Inc., Class A†	883,654	95,629,036
Alphabet, Inc., Class C†	810,231	88,436,714
Amazon.com, Inc.†	1,285,398	162,949,904
Booking Holdings, Inc.†	5,968	11,194,834
Cars.com, Inc.†	1	13
CDW Corp.	19,849	3,388,224
eBay, Inc.	82,243	3,629,384
Etsy, Inc.†	18,674	1,972,161
Expedia Group, Inc.†	22,267	2,285,708
F5, Inc.†	8,884	1,395,321
Match Group, Inc.†	41,955	2,371,716
Meta Platforms, Inc., Class A†	336,924	54,895,027
Netflix, Inc.†	65,265	14,590,643
NortonLifeLock, Inc.	85,476	1,930,903
Twitter, Inc.†	112,055	4,342,131
VeriSign, Inc.†	14,000	2,551,080
		451,562,799
Iron/Steel — 0.1%
Nucor Corp.	39,086	5,196,093
Leisure Time — 0.1%
Carnival Corp.#†	143,394	1,356,507
Norwegian Cruise Line Holdings, Ltd.†	61,567	805,297
Royal Caribbean Cruises, Ltd.†	32,959	1,346,375
		3,508,179
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	40,888	5,207,495
Las Vegas Sands Corp.†	50,513	1,900,804
Marriott International, Inc., Class A	40,389	6,209,405
MGM Resorts International	51,948	1,695,583
Wynn Resorts, Ltd.†	15,503	939,327
		15,952,614
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	78,354	14,472,767
Machinery-Diversified — 0.8%
Deere & Co.	41,012	14,979,633
Dover Corp.	21,178	2,646,403
IDEX Corp.	11,165	2,246,510
Ingersoll Rand, Inc.	59,632	2,824,768
Nordson Corp.	7,916	1,798,278
Otis Worldwide Corp.	62,109	4,485,512
Rockwell Automation, Inc.	17,080	4,046,935
Westinghouse Air Brake Technologies Corp.	26,831	2,351,737
Xylem, Inc.	26,456	2,410,141
		37,789,917
Media — 1.5%
Charter Communications, Inc., Class A†	17,015	7,020,899
Comcast Corp., Class A	656,740	23,767,421
DISH Network Corp., Class A†	36,835	639,087
FactSet Research Systems, Inc.	5,568	2,412,837
Fox Corp., Class A	45,787	1,565,000
Fox Corp., Class B	21,240	671,609
News Corp., Class A	57,067	965,574
News Corp., Class B	17,677	304,751
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global, Class B#	89,375	$ 2,090,481
Walt Disney Co.†	267,582	29,990,591
Warner Bros. Discovery, Inc.†	324,424	4,295,374
		73,723,624
Mining — 0.2%
Freeport-McMoRan, Inc.	212,900	6,301,840
Newmont Corp.	116,589	4,822,121
		11,123,961
Miscellaneous Manufacturing — 1.1%
3M Co.#	83,597	10,395,287
A.O. Smith Corp.	19,102	1,078,308
Eaton Corp. PLC	58,614	8,009,017
General Electric Co.	161,691	11,874,587
Illinois Tool Works, Inc.	41,634	8,111,552
Parker-Hannifin Corp.	18,858	4,997,370
Textron, Inc.	31,597	1,971,021
Trane Technologies PLC	34,355	5,293,075
		51,730,217
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,715	2,327,153
Oil & Gas — 4.0%
APA Corp.	49,688	1,943,298
Chevron Corp.	288,637	45,621,964
ConocoPhillips	190,012	20,796,813
Coterra Energy, Inc.	118,375	3,658,971
Devon Energy Corp.	90,169	6,367,735
Diamondback Energy, Inc.	25,105	3,345,994
EOG Resources, Inc.	86,043	10,437,016
Exxon Mobil Corp.	618,834	59,154,342
Hess Corp.	40,696	4,915,263
Marathon Oil Corp.	103,962	2,660,388
Marathon Petroleum Corp.	79,474	8,007,005
Occidental Petroleum Corp.	130,792	9,286,232
Phillips 66	70,676	6,322,675
Pioneer Natural Resources Co.	33,057	8,370,694
Valero Energy Corp.	59,951	7,021,461
		197,909,851
Oil & Gas Services — 0.3%
Baker Hughes Co.	137,406	3,470,876
Halliburton Co.	132,502	3,992,285
Schlumberger NV	207,641	7,921,504
		15,384,665
Packaging & Containers — 0.2%
Amcor PLC	220,760	2,651,327
Ball Corp.	46,977	2,621,786
Packaging Corp. of America	13,764	1,884,567
Sealed Air Corp.	21,460	1,154,763
WestRock Co.	37,439	1,519,649
		9,832,092
Pharmaceuticals — 6.0%
AbbVie, Inc.	259,594	34,905,009
AmerisourceBergen Corp.	22,155	3,247,037
Becton Dickinson & Co.	41,876	10,570,340
Bristol-Myers Squibb Co.	312,766	21,083,556
Cardinal Health, Inc.	40,020	2,830,214
Cigna Corp.	46,609	13,211,321
CVS Health Corp.	192,636	18,907,223
DexCom, Inc.†	57,659	4,740,146

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	115,852	$ 34,898,098
Johnson & Johnson	386,561	62,367,752
McKesson Corp.	21,355	7,837,285
Merck & Co., Inc.	371,488	31,710,216
Organon & Co.	37,260	1,063,028
Pfizer, Inc.	824,256	37,281,099
Viatris, Inc.	178,094	1,700,798
Zoetis, Inc.	69,137	10,822,015
		297,175,137
Pipelines — 0.3%
Kinder Morgan, Inc.	286,464	5,248,020
ONEOK, Inc.	65,609	4,017,239
Williams Cos., Inc.	178,929	6,088,954
		15,354,213
Real Estate — 0.1%
CBRE Group, Inc., Class A†	48,017	3,791,422
REITS — 2.8%
Alexandria Real Estate Equities, Inc.	21,819	3,347,035
American Tower Corp.	68,265	17,342,723
AvalonBay Communities, Inc.	20,539	4,126,491
Boston Properties, Inc.	20,950	1,664,059
Camden Property Trust	15,648	2,010,924
Crown Castle, Inc.	63,613	10,867,009
Digital Realty Trust, Inc.	41,818	5,169,959
Duke Realty Corp.	56,477	3,323,671
Equinix, Inc.	13,371	8,789,694
Equity Residential	50,271	3,678,832
Essex Property Trust, Inc.	9,597	2,543,781
Extra Space Storage, Inc.	19,727	3,920,347
Federal Realty OP LP	10,500	1,063,335
Healthpeak Properties, Inc.	79,263	2,080,654
Host Hotels & Resorts, Inc.	105,004	1,865,921
Iron Mountain, Inc.	42,685	2,245,658
Kimco Realty Corp.	90,787	1,913,790
Mid-America Apartment Communities, Inc.	16,957	2,809,266
Prologis, Inc.	108,747	13,540,089
Public Storage	22,433	7,421,509
Realty Income Corp.	88,376	6,034,313
Regency Centers Corp.	22,788	1,386,422
SBA Communications Corp.	15,840	5,151,960
Simon Property Group, Inc.	48,234	4,918,903
UDR, Inc.	43,968	1,972,844
Ventas, Inc.	58,716	2,810,148
VICI Properties, Inc.	141,468	4,667,029
Vornado Realty Trust	23,380	613,024
Welltower, Inc.	66,689	5,111,712
Weyerhaeuser Co.	109,369	3,736,045
		136,127,147
Retail — 5.1%
Advance Auto Parts, Inc.	8,975	1,513,544
AutoZone, Inc.†	2,916	6,179,616
Bath & Body Works, Inc.	35,035	1,307,856
Best Buy Co., Inc.	29,743	2,102,533
CarMax, Inc.†	23,583	2,085,680
Chipotle Mexican Grill, Inc.†	4,107	6,558,057
Costco Wholesale Corp.	65,111	33,994,453
Darden Restaurants, Inc.	18,324	2,266,862
Dollar General Corp.	33,609	7,979,449
Dollar Tree, Inc.†	33,069	4,486,802
Security Description	Shares or Principal Amount	Value

Retail (continued)
Domino's Pizza, Inc.	5,294	$ 1,968,627
Genuine Parts Co.	20,801	3,245,164
Home Depot, Inc.	151,804	43,783,310
Lowe's Cos., Inc.	97,119	18,854,683
McDonald's Corp.	108,642	27,408,204
O'Reilly Automotive, Inc.†	9,656	6,731,391
Ross Stores, Inc.	51,620	4,453,257
Starbucks Corp.	168,483	14,164,366
Target Corp.	67,930	10,891,896
TJX Cos., Inc.	172,528	10,757,121
Tractor Supply Co.	16,435	3,042,940
Ulta Beauty, Inc.†	7,672	3,221,243
Walgreens Boots Alliance, Inc.	105,320	3,692,519
Walmart, Inc.	206,240	27,337,112
Yum! Brands, Inc.	41,891	4,659,955
		252,686,640
Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	238,058	20,203,983
Analog Devices, Inc.	76,876	11,649,020
Applied Materials, Inc.	129,773	12,207,746
Broadcom, Inc.	59,978	29,935,620
Intel Corp.	600,686	19,173,897
KLA Corp.	21,922	7,544,018
Lam Research Corp.	20,377	8,923,292
Microchip Technology, Inc.	81,676	5,329,359
Micron Technology, Inc.	164,041	9,273,238
Monolithic Power Systems, Inc.	6,441	2,918,932
NVIDIA Corp.	367,847	55,522,826
NXP Semiconductors NV	38,572	6,348,180
ON Semiconductor Corp.†	63,830	4,389,589
Qorvo, Inc.†	15,930	1,430,195
QUALCOMM, Inc.	164,531	21,762,515
Skyworks Solutions, Inc.	23,640	2,329,722
Teradyne, Inc.	23,533	1,991,833
Texas Instruments, Inc.	135,464	22,380,008
		243,313,973
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,883	1,354,620
Software — 9.6%
Activision Blizzard, Inc.	114,861	9,015,440
Adobe, Inc.†	69,412	25,921,217
Akamai Technologies, Inc.†	23,549	2,126,004
ANSYS, Inc.†	12,778	3,172,777
Autodesk, Inc.†	31,955	6,446,602
Broadridge Financial Solutions, Inc.	17,222	2,947,890
Cadence Design Systems, Inc.†	40,510	7,039,423
Ceridian HCM Holding, Inc.†	20,181	1,203,595
Citrix Systems, Inc.	18,322	1,882,952
Electronic Arts, Inc.	41,312	5,241,253
Fidelity National Information Services, Inc.	89,724	8,198,082
Fiserv, Inc.†	85,462	8,647,900
Intuit, Inc.	41,546	17,938,732
Jack Henry & Associates, Inc.	10,703	2,057,117
Microsoft Corp.	1,098,692	287,274,997
MSCI, Inc.	11,918	5,354,042
Oracle Corp.	231,256	17,147,632
Paychex, Inc.	47,201	5,821,771
Paycom Software, Inc.†	7,074	2,484,389
PTC, Inc.†	15,467	1,777,004
Roper Technologies, Inc.	15,560	6,264,145
Salesforce, Inc.†	145,951	22,785,870

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	29,447	$ 12,798,255
Synopsys, Inc.†	22,491	7,782,336
Take-Two Interactive Software, Inc.†	23,224	2,846,333
Tyler Technologies, Inc.†	6,093	2,263,610
		476,439,368
Telecommunications — 2.0%
Arista Networks, Inc.†	33,059	3,963,113
AT&T, Inc.	1,051,679	18,446,450
Cisco Systems, Inc.	610,260	27,290,827
Corning, Inc.	111,669	3,832,480
Juniper Networks, Inc.	47,464	1,348,927
Lumen Technologies, Inc.#	136,583	1,360,367
Motorola Solutions, Inc.	24,577	5,982,287
T-Mobile US, Inc.†	86,553	12,460,170
Verizon Communications, Inc.	616,939	25,794,219
		100,478,840
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	19,255	1,517,679
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	18,695	2,134,034
CSX Corp.	319,405	10,109,168
Expeditors International of Washington, Inc.	24,644	2,535,621
FedEx Corp.	35,029	7,384,464
JB Hunt Transport Services, Inc.	12,314	2,142,882
Norfolk Southern Corp.	35,011	8,512,224
Old Dominion Freight Line, Inc.	13,489	3,661,050
Union Pacific Corp.	92,258	20,712,844
United Parcel Service, Inc., Class B	107,892	20,986,073
		78,178,360
Water — 0.1%
American Water Works Co., Inc.	26,700	3,963,615
Total Long-Term Investment Securities (cost $1,981,559,070)		4,896,610,101
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (2)(3)	10,406,805	10,406,805
U.S. Government — 0.1%
United States Treasury Bills
0.10%, 10/06/2022(4)	$ 700,000	698,503
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.86%, 07/13/2023(4)	$ 100,000	$ 97,131
2.90%, 07/13/2023(4)	900,000	874,180
3.09%, 08/10/2023(4)	2,500,000	2,420,086
3.10%, 08/10/2023(4)	20,000	19,360
3.12%, 08/10/2023(4)	20,000	19,361
		4,128,621
Total Short-Term Investments (cost $14,546,550)		14,535,426
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $33,104,173 and collateralized by $38,446,100 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $33,765,841 (cost $33,103,760)	33,103,760	33,103,760
TOTAL INVESTMENTS (cost $2,029,209,380)	100.1%	4,944,249,287
Other assets less liabilities	(0.1)	(5,519,085)
NET ASSETS	100.0%	$4,938,730,202
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The rate shown is the 7-day yield as of August 31, 2022.
(3)	At August 31, 2022, the Fund had loaned securities with a total value of $14,724,798. This was secured by collateral of $10,406,805, which was received in cash and subsequently invested in short-term investments currently valued at $10,406,805 as reported in the Portfolio of Investments. Additional collateral of $4,842,737 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022	$18,304
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2022 to 11/15/2051	4,824,433
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
227	Long	S&P 500 E-Mini Index	September 2022	$45,578,533	$44,906,275	$(672,258)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$4,896,610,101	$—	$—	$4,896,610,101
Short-Term Investments:
U.S. Government	—	4,128,621	—	4,128,621
Other Short-Term Investments	10,406,805	—	—	10,406,805
Repurchase Agreements	—	33,103,760	—	33,103,760
Total Investments at Value	$4,907,016,906	$37,232,381	$—	$4,944,249,287
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$672,258	$—	$—	$672,258
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	23,884	$ 660,154
Omnicom Group, Inc.	5,034	336,774
		996,928
Aerospace/Defense — 0.7%
Boeing Co.†	557	89,259
Curtiss-Wright Corp.	1,760	259,054
General Dynamics Corp.	2,756	630,931
L3Harris Technologies, Inc.	3,142	716,973
Lockheed Martin Corp.	1,662	698,223
Northrop Grumman Corp.	1,655	791,074
Raytheon Technologies Corp.	9,587	860,433
Teledyne Technologies, Inc.†	432	159,132
		4,205,079
Agriculture — 0.9%
Altria Group, Inc.	13,711	618,640
Archer-Daniels-Midland Co.	16,602	1,459,150
Bunge, Ltd.	5,281	523,717
Darling Ingredients, Inc.†	1,786	135,843
Philip Morris International, Inc.	21,945	2,095,528
		4,832,878
Airlines — 0.2%
Alaska Air Group, Inc.†	8,516	370,957
JetBlue Airways Corp.†	44,271	344,871
Southwest Airlines Co.†	3,814	139,974
United Airlines Holdings, Inc.†	3,582	125,406
		981,208
Apparel — 0.7%
Capri Holdings, Ltd.†	6,871	324,174
Carter's, Inc.#	4,707	347,612
Columbia Sportswear Co.	3,330	237,229
Hanesbrands, Inc.	17,335	150,988
NIKE, Inc., Class B	13,166	1,401,521
PVH Corp.	2,866	161,213
Skechers U.S.A., Inc., Class A†	6,356	240,257
Tapestry, Inc.	16,354	567,974
Under Armour, Inc., Class A†	29,725	250,284
Under Armour, Inc., Class C†	34,802	264,147
VF Corp.	4,024	166,795
		4,112,194
Auto Manufacturers — 1.5%
Cummins, Inc.	2,159	464,984
Ford Motor Co.	101,668	1,549,420
General Motors Co.	2,766	105,689
PACCAR, Inc.	2,853	249,666
Tesla, Inc.†	22,872	6,303,752
		8,673,511
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	6,590	238,953
BorgWarner, Inc.	13,335	502,730
Gentex Corp.	6,242	170,344
		912,027
Banks — 3.4%
Bank of America Corp.	79,934	2,686,582
Bank of New York Mellon Corp.	15,339	637,029
Bank OZK	6,836	277,063
Citigroup, Inc.	23,956	1,169,292
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citizens Financial Group, Inc.	8,160	$ 299,309
Comerica, Inc.	2,871	230,541
Commerce Bancshares, Inc.	2,004	137,815
Fifth Third Bancorp	8,333	284,572
First Horizon Corp.	13,743	310,867
First Republic Bank	1,020	154,867
FNB Corp.	14,502	172,864
Huntington Bancshares, Inc.	9,786	131,132
JPMorgan Chase & Co.	40,402	4,594,919
KeyCorp	11,620	205,558
M&T Bank Corp.	1,071	194,686
Morgan Stanley	21,089	1,797,205
Pinnacle Financial Partners, Inc.	2,712	218,886
PNC Financial Services Group, Inc.	3,560	562,480
Popular, Inc.	5,631	434,826
Prosperity Bancshares, Inc.	1,772	125,599
Regions Financial Corp.	10,439	226,213
Signature Bank	682	118,914
State Street Corp.	6,285	429,580
SVB Financial Group†	286	116,265
Synovus Financial Corp.	5,759	231,281
Truist Financial Corp.	11,429	535,334
US Bancorp	8,799	401,322
Webster Financial Corp.	1,421	66,858
Wells Fargo & Co.	34,294	1,498,991
Western Alliance Bancorp	2,935	225,173
Wintrust Financial Corp.	3,630	306,154
Zions Bancorp NA	4,908	270,087
		19,052,264
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	792	266,967
Brown-Forman Corp., Class A	3,573	252,147
Brown-Forman Corp., Class B	4,466	324,678
Coca-Cola Co.	26,345	1,625,750
Constellation Brands, Inc., Class A	1,400	344,470
Keurig Dr Pepper, Inc.	9,664	368,392
Molson Coors Beverage Co., Class B	16,217	837,932
Monster Beverage Corp.†	6,743	598,981
PepsiCo, Inc.	13,644	2,350,452
		6,969,769
Biotechnology — 1.7%
Amgen, Inc.	6,919	1,662,636
Biogen, Inc.†	4,568	892,496
Bio-Rad Laboratories, Inc., Class A†	509	246,885
Corteva, Inc.	10,446	641,698
Exelixis, Inc.†	17,733	314,583
Gilead Sciences, Inc.	18,145	1,151,663
Incyte Corp.†	10,830	762,757
Moderna, Inc.†	4,053	536,090
Regeneron Pharmaceuticals, Inc.†	1,411	819,876
Royalty Pharma PLC, Class A	2,631	110,002
Seagen, Inc.†	968	149,353
United Therapeutics Corp.†	3,532	800,422
Vertex Pharmaceuticals, Inc.†	5,098	1,436,412
		9,524,873
Building Materials — 0.9%
Builders FirstSource, Inc.†	9,515	557,674
Carrier Global Corp.	12,012	469,910
Eagle Materials, Inc.	536	64,116
Fortune Brands Home & Security, Inc.	1,996	122,614
Johnson Controls International PLC	7,553	408,920

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Lennox International, Inc.	2,316	$ 556,118
Louisiana-Pacific Corp.	7,101	385,087
Martin Marietta Materials, Inc.	879	305,637
Masco Corp.	11,900	605,353
MDU Resources Group, Inc.	9,240	278,586
Mohawk Industries, Inc.†	2,923	322,582
Owens Corning	7,543	616,489
Trex Co., Inc.†	5,426	253,883
Vulcan Materials Co.	1,198	199,455
		5,146,424
Chemicals — 1.5%
Air Products and Chemicals, Inc.	1,015	256,237
Albemarle Corp.	1,535	411,319
Axalta Coating Systems, Ltd.†	9,228	237,621
Celanese Corp.	1,819	201,654
CF Industries Holdings, Inc.	4,102	424,393
Chemours Co.	11,238	379,058
Dow, Inc.	11,749	599,199
DuPont de Nemours, Inc.	2,617	145,610
Eastman Chemical Co.	2,659	241,969
Ecolab, Inc.	1,219	199,709
Element Solutions, Inc.	6,201	115,773
FMC Corp.	1,603	173,252
Huntsman Corp.	4,439	124,381
International Flavors & Fragrances, Inc.	1,246	137,658
Linde PLC	2,934	829,911
LyondellBasell Industries NV, Class A	3,599	298,717
Mosaic Co.	8,152	439,148
NewMarket Corp.	493	141,594
Olin Corp.	7,094	387,758
PPG Industries, Inc.	1,448	183,867
RPM International, Inc.	5,109	475,954
Sherwin-Williams Co.	4,699	1,090,638
Valvoline, Inc.	10,629	308,985
Westlake Corp.	5,320	524,712
		8,329,117
Commercial Services — 2.2%
ADT, Inc.	53,301	388,564
AMERCO	277	145,611
Automatic Data Processing, Inc.	4,164	1,017,723
Booz Allen Hamilton Holding Corp.	2,383	228,053
Cintas Corp.	1,542	627,347
Equifax, Inc.	1,024	193,280
FleetCor Technologies, Inc.†	1,809	384,467
FTI Consulting, Inc.†	1,535	246,521
Gartner, Inc.†	4,004	1,142,421
Global Payments, Inc.	4,763	591,708
Grand Canyon Education, Inc.†	5,949	484,130
GXO Logistics, Inc.†	2,017	89,514
H&R Block, Inc.	14,763	664,335
ManpowerGroup, Inc.	4,600	337,272
MarketAxess Holdings, Inc.	347	86,261
Moody's Corp.	3,179	904,489
Morningstar, Inc.	1,425	324,886
Nielsen Holdings PLC	12,343	343,629
PayPal Holdings, Inc.†	7,866	734,999
Quanta Services, Inc.	1,837	259,568
Robert Half International, Inc.	10,430	802,797
Rollins, Inc.	20,734	699,980
S&P Global, Inc.	1,873	659,633
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Service Corp. International	8,963	$ 553,107
TransUnion	1,580	116,715
Verisk Analytics, Inc.	1,521	284,670
		12,311,680
Computers — 8.5%
Accenture PLC, Class A	10,511	3,032,003
Amdocs, Ltd.	13,885	1,186,751
Apple, Inc.	206,829	32,517,655
CACI International, Inc., Class A†	2,604	731,386
Cognizant Technology Solutions Corp., Class A	17,885	1,129,795
Dell Technologies, Inc., Class C	8,527	326,499
DXC Technology Co.†	23,239	575,862
EPAM Systems, Inc.†	1,548	660,222
Fortinet, Inc.†	15,405	750,069
Genpact, Ltd.	19,906	935,184
Hewlett Packard Enterprise Co.	42,828	582,461
HP, Inc.	25,149	722,028
International Business Machines Corp.	14,664	1,883,591
Leidos Holdings, Inc.	3,080	292,754
NCR Corp.†	19,885	617,429
NetApp, Inc.	7,915	570,909
Pure Storage, Inc., Class A†	10,699	309,950
Science Applications International Corp.	5,245	477,662
Western Digital Corp.†	7,033	297,215
		47,599,425
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	16,341	1,278,030
Coty, Inc., Class A†	24,673	185,294
Estee Lauder Cos., Inc., Class A	4,787	1,217,717
Procter & Gamble Co.	30,261	4,174,202
		6,855,243
Distribution/Wholesale — 1.1%
Copart, Inc.†	1,828	218,720
Fastenal Co.	21,258	1,069,915
Leslie's, Inc.#†	29,890	423,840
LKQ Corp.	21,009	1,118,099
Pool Corp.	2,306	782,172
Univar Solutions, Inc.†	13,870	349,802
Watsco, Inc.	2,482	675,179
WW Grainger, Inc.	2,431	1,349,059
		5,986,786
Diversified Financial Services — 3.5%
Affiliated Managers Group, Inc.	1,593	202,885
Ally Financial, Inc.	15,569	516,891
American Express Co.	4,554	692,208
Ameriprise Financial, Inc.	2,740	734,347
Apollo Global Management, Inc.	6,062	336,926
BlackRock, Inc.	1,092	727,698
Capital One Financial Corp.	6,634	702,010
Cboe Global Markets, Inc.	1,639	193,353
Charles Schwab Corp.	12,050	854,948
CME Group, Inc.	2,649	518,171
Credit Acceptance Corp.#†	376	200,062
Discover Financial Services	3,902	392,112
Evercore, Inc., Class A	4,663	436,877
Interactive Brokers Group, Inc., Class A	1,068	65,778
Intercontinental Exchange, Inc.	3,519	354,891
Invesco, Ltd.	25,528	420,446
Janus Henderson Group PLC	3,641	85,199
Jefferies Financial Group, Inc.	30,687	984,746

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Lazard, Ltd., Class A	12,212	$ 443,906
LPL Financial Holdings, Inc.	4,651	1,029,406
Mastercard, Inc., Class A	8,565	2,778,229
Nasdaq, Inc.	5,331	317,354
OneMain Holdings, Inc.	14,182	495,377
Raymond James Financial, Inc.	3,901	407,147
Rocket Cos., Inc., Class A	24,219	191,330
SEI Investments Co.	7,031	384,596
Stifel Financial Corp.	3,685	218,557
Synchrony Financial	13,459	440,782
T. Rowe Price Group, Inc.	5,726	687,120
Tradeweb Markets, Inc., Class A	3,352	233,266
Virtu Financial, Inc., Class A	22,916	526,151
Visa, Inc., Class A	13,833	2,748,756
Western Union Co.	18,784	278,379
		19,599,904
Electric — 2.3%
AES Corp.	8,030	204,364
Alliant Energy Corp.	4,577	279,380
Ameren Corp.	3,279	303,701
American Electric Power Co., Inc.	5,099	510,920
Avangrid, Inc.#	4,071	201,107
CenterPoint Energy, Inc.	9,056	285,536
CMS Energy Corp.	4,381	295,893
Consolidated Edison, Inc.	4,922	481,076
Constellation Energy Corp.	4,210	343,494
Dominion Energy, Inc.	5,593	457,507
DTE Energy Co.	2,362	307,863
Duke Energy Corp.	7,462	797,762
Edison International	4,460	302,254
Entergy Corp.	2,252	259,656
Evergy, Inc.	4,647	318,459
Eversource Energy	3,103	278,308
Exelon Corp.	9,626	422,678
FirstEnergy Corp.	6,389	252,685
Hawaiian Electric Industries, Inc.	6,112	239,101
IDACORP, Inc.	2,125	232,135
NextEra Energy, Inc.	10,196	867,272
NRG Energy, Inc.	29,834	1,231,548
OGE Energy Corp.	4,771	193,416
Pinnacle West Capital Corp.	2,643	199,150
PPL Corp.	10,931	317,873
Public Service Enterprise Group, Inc.	5,020	323,087
Sempra Energy	2,813	464,061
Southern Co.	9,840	758,369
Vistra Corp.	34,591	856,127
WEC Energy Group, Inc.	3,111	320,869
Xcel Energy, Inc.	4,382	325,363
		12,631,014
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	4,700	770,471
AMETEK, Inc.	3,018	362,643
Emerson Electric Co.	7,951	649,915
Littelfuse, Inc.	882	209,228
		1,992,257
Electronics — 1.3%
Agilent Technologies, Inc.	5,655	725,254
Allegion PLC	3,598	342,170
Amphenol Corp., Class A	4,845	356,253
Arrow Electronics, Inc.†	6,791	711,765
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Avnet, Inc.	6,657	$ 292,176
Fortive Corp.	3,978	251,927
Garmin, Ltd.	3,073	271,930
Honeywell International, Inc.	3,567	675,411
Hubbell, Inc.	1,522	313,989
Jabil, Inc.	2,549	153,705
Keysight Technologies, Inc.†	4,570	748,977
Mettler-Toledo International, Inc.†	796	965,118
National Instruments Corp.	15,777	627,293
nVent Electric PLC	7,973	262,790
Sensata Technologies Holding PLC	4,742	191,008
TD SYNNEX Corp.	1,855	178,599
Trimble, Inc.†	3,093	195,632
		7,263,997
Engineering & Construction — 0.3%
AECOM	9,739	712,408
Jacobs Solutions, Inc.	2,696	335,867
MasTec, Inc.†	5,884	473,662
		1,521,937
Entertainment — 0.2%
Madison Square Garden Sports Corp.†	1,303	208,832
Marriott Vacations Worldwide Corp.	3,363	478,958
Penn Entertainment, Inc.†	13,232	413,235
Vail Resorts, Inc.	429	96,388
		1,197,413
Environmental Control — 0.3%
Pentair PLC	6,924	308,118
Republic Services, Inc.	3,350	478,112
Stericycle, Inc.†	4,011	200,911
Waste Management, Inc.	4,296	726,153
		1,713,294
Food — 2.4%
Albertsons Cos., Inc., Class A	47,946	1,318,994
Campbell Soup Co.	5,454	274,773
Conagra Brands, Inc.	13,301	457,288
Flowers Foods, Inc.	36,954	1,008,844
General Mills, Inc.	7,709	592,051
Grocery Outlet Holding Corp.†	3,845	154,261
Hershey Co.	5,216	1,171,879
Hormel Foods Corp.	6,242	313,848
Ingredion, Inc.	6,556	570,831
J.M. Smucker Co.	6,254	875,497
Kellogg Co.	4,766	346,679
Kraft Heinz Co.	23,340	872,916
Kroger Co.	44,403	2,128,680
McCormick & Co., Inc.	3,526	296,431
Mondelez International, Inc., Class A	10,913	675,078
Post Holdings, Inc.†	8,167	724,903
Seaboard Corp.	44	169,943
Sysco Corp.	5,966	490,525
Tyson Foods, Inc., Class A	12,904	972,704
		13,416,125
Forest Products & Paper — 0.1%
International Paper Co.	11,656	485,123
Gas — 0.3%
Atmos Energy Corp.	2,375	269,278
National Fuel Gas Co.	3,650	260,136

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
NiSource, Inc.	8,506	$ 251,012
UGI Corp.	24,303	959,968
		1,740,394
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,553	622,349
MSA Safety, Inc.	1,538	182,807
Regal Rexnord Corp.	1,196	164,558
Snap-on, Inc.	2,547	554,889
Stanley Black & Decker, Inc.	986	86,867
		1,611,470
Healthcare-Products — 3.2%
10X Genomics, Inc., Class A†	1,749	57,700
Abbott Laboratories	18,389	1,887,631
ABIOMED, Inc.†	1,895	491,336
Align Technology, Inc.†	1,237	301,457
Baxter International, Inc.	4,167	239,436
Bio-Techne Corp.	398	132,060
Boston Scientific Corp.†	6,851	276,164
Bruker Corp.	2,458	137,648
Cooper Cos., Inc.	683	196,322
Danaher Corp.	6,196	1,672,362
Edwards Lifesciences Corp.†	11,171	1,006,507
Envista Holdings Corp.†	6,689	248,095
Globus Medical, Inc., Class A†	3,891	230,308
Henry Schein, Inc.†	10,640	781,082
Hologic, Inc.†	12,848	868,011
IDEXX Laboratories, Inc.†	2,733	950,045
Insulet Corp.†	598	152,771
Intuitive Surgical, Inc.†	1,505	309,639
Masimo Corp.†	1,712	251,476
Medtronic PLC	8,189	719,977
Novocure, Ltd.†	1,124	92,314
Penumbra, Inc.†	1,226	201,272
PerkinElmer, Inc.	5,114	690,697
QIAGEN NV†	8,738	396,967
QuidelOrtho Corp.†	1,581	125,310
ResMed, Inc.	3,109	683,731
STERIS PLC	1,380	277,904
Stryker Corp.	1,603	328,936
Tandem Diabetes Care, Inc.†	2,347	107,352
Teleflex, Inc.	562	127,158
Thermo Fisher Scientific, Inc.	4,976	2,713,512
Waters Corp.†	2,466	736,348
West Pharmaceutical Services, Inc.	1,352	401,125
		17,792,653
Healthcare-Services — 3.3%
Acadia Healthcare Co., Inc.†	2,391	195,895
Amedisys, Inc.†	2,951	349,546
Catalent, Inc.†	925	81,400
Centene Corp.†	17,247	1,547,746
Charles River Laboratories International, Inc.†	1,552	318,548
Chemed Corp.	1,548	737,142
DaVita, Inc.†	4,206	358,730
Elevance Health, Inc.	4,457	2,162,135
Encompass Health Corp.	2,379	115,548
Enhabit, Inc.†	1,189	19,737
HCA Healthcare, Inc.	3,118	616,959
Humana, Inc.	2,084	1,004,030
IQVIA Holdings, Inc.†	2,005	426,383
Laboratory Corp. of America Holdings	3,942	888,014
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Molina Healthcare, Inc.†	2,481	$ 837,015
Quest Diagnostics, Inc.	6,548	820,530
Syneos Health, Inc.†	7,457	448,240
UnitedHealth Group, Inc.	13,853	7,194,279
Universal Health Services, Inc., Class B	1,879	183,841
		18,305,718
Home Builders — 0.4%
D.R. Horton, Inc.	1,487	105,800
Lennar Corp., Class A	6,744	522,323
Lennar Corp., Class B	5,953	367,181
NVR, Inc.†	32	132,482
PulteGroup, Inc.	7,717	313,773
Thor Industries, Inc.	5,543	449,038
Toll Brothers, Inc.	11,791	516,328
		2,406,925
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	7,657	560,799
Tempur Sealy International, Inc.	14,507	362,820
Whirlpool Corp.	2,127	333,088
		1,256,707
Household Products/Wares — 0.4%
Avery Dennison Corp.	1,201	220,528
Church & Dwight Co., Inc.	4,268	357,274
Clorox Co.	4,548	656,458
Kimberly-Clark Corp.	7,024	895,700
Reynolds Consumer Products, Inc.	7,431	207,548
Spectrum Brands Holdings, Inc.	1,104	69,541
		2,407,049
Insurance — 4.2%
Aflac, Inc.	9,153	543,871
Alleghany Corp.†	224	188,424
Allstate Corp.	8,118	978,219
American Financial Group, Inc.	2,300	293,664
Aon PLC, Class A	4,551	1,270,912
Arch Capital Group, Ltd.†	5,599	255,986
Arthur J. Gallagher & Co.	4,359	791,464
Assurant, Inc.	1,489	235,992
Assured Guaranty, Ltd.	3,132	159,951
Axis Capital Holdings, Ltd.	2,389	126,975
Berkshire Hathaway, Inc., Class B†	27,151	7,624,001
Brown & Brown, Inc.	5,466	344,577
Chubb, Ltd.	4,387	829,362
Cincinnati Financial Corp.	2,593	251,417
CNA Financial Corp.	4,706	180,993
Erie Indemnity Co., Class A	1,344	288,866
Everest Re Group, Ltd.	474	127,530
Fidelity National Financial, Inc.	9,799	383,141
First American Financial Corp.	7,319	391,566
Globe Life, Inc.	1,158	112,546
Hanover Insurance Group, Inc.	1,845	238,725
Hartford Financial Services Group, Inc.	5,470	351,776
Lincoln National Corp.	2,601	119,802
Loews Corp.	6,247	345,522
Markel Corp.†	257	306,886
Marsh & McLennan Cos., Inc.	6,495	1,048,098
MetLife, Inc.	12,699	816,927
MGIC Investment Corp.	11,437	163,435
Old Republic International Corp.	17,430	380,671
Primerica, Inc.	1,160	147,030
Principal Financial Group, Inc.	4,995	373,426

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	8,125	$ 996,531
Prudential Financial, Inc.	4,714	451,365
RenaissanceRe Holdings, Ltd.	1,634	221,015
Ryan Specialty Holdings, Inc.†	3,509	148,641
Travelers Cos., Inc.	3,861	624,092
Unum Group	11,560	437,546
Voya Financial, Inc.	3,577	220,093
White Mountains Insurance Group, Ltd.	196	268,520
Willis Towers Watson PLC	646	133,612
WR Berkley Corp.	3,842	248,962
		23,422,132
Internet — 7.7%
Alphabet, Inc., Class A†	83,940	9,083,987
Alphabet, Inc., Class C†	76,360	8,334,694
Amazon.com, Inc.†	112,031	14,202,170
Booking Holdings, Inc.†	237	444,567
CDW Corp.	3,138	535,657
eBay, Inc.	9,946	438,917
Etsy, Inc.†	2,814	297,186
Expedia Group, Inc.†	1,582	162,392
F5, Inc.†	2,753	432,386
GoDaddy, Inc., Class A†	4,961	376,143
Match Group, Inc.†	3,280	185,418
Meta Platforms, Inc., Class A†	33,328	5,430,131
Netflix, Inc.†	2,298	513,741
NortonLifeLock, Inc.	16,224	366,500
Palo Alto Networks, Inc.†	1,293	719,955
Pinterest, Inc., Class A†	11,825	272,448
Spotify Technology SA†	1,251	135,296
VeriSign, Inc.†	4,199	765,142
Wayfair, Inc., Class A#†	3,500	184,485
Zendesk, Inc.†	2,862	219,716
		43,100,931
Iron/Steel — 0.5%
Cleveland-Cliffs, Inc.†	20,348	351,410
Nucor Corp.	5,025	668,024
Reliance Steel & Aluminum Co.	4,946	929,749
Steel Dynamics, Inc.	6,177	498,607
United States Steel Corp.	19,751	451,705
		2,899,495
Leisure Time — 0.2%
Harley-Davidson, Inc.	14,710	567,365
Polaris, Inc.	1,852	209,776
YETI Holdings, Inc.†	2,498	92,151
		869,292
Lodging — 0.3%
Boyd Gaming Corp.	7,007	381,391
Choice Hotels International, Inc.	1,223	140,290
Hilton Worldwide Holdings, Inc.	1,607	204,668
Marriott International, Inc., Class A	1,029	158,198
MGM Resorts International	7,404	241,667
Travel & Leisure Co.	4,408	186,899
Wyndham Hotels & Resorts, Inc.	2,438	159,299
		1,472,412
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	3,398	$ 627,645
Oshkosh Corp.	5,653	450,883
		1,078,528
Machinery-Diversified — 0.9%
Cognex Corp.	4,077	171,682
Deere & Co.	1,522	555,911
Dover Corp.	3,321	414,992
Enovis Corp.†	1,979	100,236
Esab Corp.	4,433	182,152
Gates Industrial Corp. PLC†	30,664	328,718
Graco, Inc.	8,026	512,380
IDEX Corp.	1,139	229,178
Ingersoll Rand, Inc.	7,675	363,565
Middleby Corp.†	1,979	284,620
Nordson Corp.	1,533	348,252
Otis Worldwide Corp.	7,320	528,650
Rockwell Automation, Inc.	924	218,933
Toro Co.	5,131	425,514
Westinghouse Air Brake Technologies Corp.	5,002	438,425
Xylem, Inc.	1,493	136,012
		5,239,220
Media — 2.2%
Cable One, Inc.	138	156,630
Charter Communications, Inc., Class A†	1,519	626,785
Comcast Corp., Class A	50,371	1,822,926
FactSet Research Systems, Inc.	2,012	871,880
Fox Corp., Class A	20,639	705,441
Fox Corp., Class B	18,427	582,662
Liberty Broadband Corp., Class A†	2,244	226,240
Liberty Broadband Corp., Class C†	2,464	250,589
Liberty Media Corp. - Liberty Formula One, Series A†	6,950	404,004
Liberty Media Corp. - Liberty Formula One, Series C†	7,663	487,980
Liberty Media Corp. - Liberty SiriusXM, Series A†	15,012	623,598
Liberty Media Corp. - Liberty SiriusXM, Series C†	15,662	647,780
New York Times Co., Class A	9,917	302,369
News Corp., Class A	25,911	438,414
News Corp., Class B	27,148	468,032
Nexstar Media Group, Inc.	5,386	1,030,450
Sirius XM Holdings, Inc.#	95,215	579,859
Walt Disney Co.†	11,910	1,334,873
Warner Bros. Discovery, Inc.†	36,862	488,053
World Wrestling Entertainment, Inc., Class A	5,282	359,229
		12,407,794
Metal Fabricate/Hardware — 0.1%
Timken Co.	7,344	462,598
Valmont Industries, Inc.	640	177,165
		639,763
Mining — 0.2%
Alcoa Corp.	5,326	263,531
Freeport-McMoRan, Inc.	16,444	486,742
Newmont Corp.	3,773	156,051
Southern Copper Corp.	3,230	152,036
		1,058,360
Miscellaneous Manufacturing — 1.0%
3M Co.	7,471	929,019
A.O. Smith Corp.	7,074	399,327
Carlisle Cos., Inc.	2,191	647,791
Donaldson Co., Inc.	8,896	456,810
Eaton Corp. PLC	3,969	542,324

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
General Electric Co.	7,467	$ 548,376
Illinois Tool Works, Inc.	3,411	664,565
ITT, Inc.	1,924	139,548
Parker-Hannifin Corp.	2,018	534,770
Textron, Inc.	7,878	491,430
Trane Technologies PLC	1,657	255,294
		5,609,254
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,563	471,463
Oil & Gas — 2.6%
Antero Resources Corp.†	3,990	159,919
APA Corp.	10,081	394,268
Chevron Corp.	18,054	2,853,615
ConocoPhillips	11,732	1,284,067
Continental Resources, Inc.	5,273	368,214
Coterra Energy, Inc.	4,985	154,086
Devon Energy Corp.	4,936	348,580
Diamondback Energy, Inc.	1,125	149,940
EOG Resources, Inc.	2,825	342,673
EQT Corp.	3,672	175,522
Exxon Mobil Corp.	43,043	4,114,480
Hess Corp.	1,094	132,133
Marathon Oil Corp.	22,003	563,057
Marathon Petroleum Corp.	7,200	725,400
Occidental Petroleum Corp.	9,702	688,842
Ovintiv, Inc.	2,996	159,208
PDC Energy, Inc.	2,261	153,545
Phillips 66	6,346	567,713
Pioneer Natural Resources Co.	1,267	320,830
Valero Energy Corp.	5,620	658,214
		14,314,306
Oil & Gas Services — 0.2%
Baker Hughes Co.	6,827	172,450
Halliburton Co.	8,875	267,404
NOV, Inc.	12,432	219,673
Schlumberger NV	6,733	256,864
		916,391
Packaging & Containers — 0.5%
Amcor PLC	15,603	187,392
AptarGroup, Inc.	1,807	185,778
Ardagh Group SA#	10,044	154,427
Ball Corp.	2,109	117,703
Berry Global Group, Inc.†	5,216	283,385
Crown Holdings, Inc.	1,906	172,665
Graphic Packaging Holding Co.	9,181	204,461
Packaging Corp. of America	1,711	234,270
Sealed Air Corp.	4,345	233,805
Silgan Holdings, Inc.	7,815	355,973
Sonoco Products Co.	3,817	240,547
WestRock Co.	12,819	520,323
		2,890,729
Pharmaceuticals — 5.2%
AbbVie, Inc.	25,205	3,389,064
AmerisourceBergen Corp.	3,098	454,043
Becton Dickinson & Co.	1,908	481,617
Bristol-Myers Squibb Co.	30,906	2,083,373
Cardinal Health, Inc.	9,632	681,175
Cigna Corp.	5,635	1,597,241
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.	24,055	$ 2,360,998
DexCom, Inc.†	1,724	141,730
Eli Lilly & Co.	10,730	3,232,198
Jazz Pharmaceuticals PLC†	4,782	742,262
Johnson & Johnson	36,578	5,901,495
McKesson Corp.	2,856	1,048,152
Merck & Co., Inc.	24,740	2,111,806
Perrigo Co. PLC	7,947	297,377
Pfizer, Inc.	61,426	2,778,298
Premier, Inc., Class A	5,730	201,925
Viatris, Inc.	83,663	798,982
Zoetis, Inc.	5,367	840,097
		29,141,833
Pipelines — 0.6%
Antero Midstream Corp.	27,751	279,453
Cheniere Energy, Inc.	5,152	825,247
DT Midstream, Inc.	2,453	135,430
Kinder Morgan, Inc.	15,204	278,537
ONEOK, Inc.	3,067	187,792
Targa Resources Corp.	14,828	1,011,715
Williams Cos., Inc.	11,241	382,531
		3,100,705
Private Equity — 0.4%
Ares Management Corp., Class A	5,031	372,998
Blackstone, Inc.	9,553	897,409
Carlyle Group, Inc.	3,587	116,685
KKR & Co., Inc.	12,296	621,686
		2,008,778
Real Estate — 0.3%
CBRE Group, Inc., Class A†	9,202	726,590
Jones Lang LaSalle, Inc.†	6,054	1,047,342
		1,773,932
REITS — 2.7%
AGNC Investment Corp.	25,378	303,267
Alexandria Real Estate Equities, Inc.	1,373	210,618
American Homes 4 Rent, Class A	5,902	209,875
American Tower Corp.	2,329	591,682
Americold Realty Trust, Inc.	7,157	210,559
Annaly Capital Management, Inc.	52,947	341,508
AvalonBay Communities, Inc.	1,708	343,154
Brixmor Property Group, Inc.	8,790	188,809
Camden Property Trust	2,323	298,529
Cousins Properties, Inc.	6,210	166,739
Crown Castle, Inc.	2,746	469,099
CubeSmart	9,633	443,600
Digital Realty Trust, Inc.	2,119	261,972
Douglas Emmett, Inc.	12,826	250,364
Duke Realty Corp.	5,987	352,335
EPR Properties	4,627	201,228
Equinix, Inc.	431	283,326
Equity LifeStyle Properties, Inc.	3,264	228,806
Equity Residential	4,237	310,064
Essex Property Trust, Inc.	762	201,976
Extra Space Storage, Inc.	3,066	609,306
First Industrial Realty Trust, Inc.	3,633	184,120
Gaming and Leisure Properties, Inc.	4,746	229,089
Healthcare Realty Trust, Inc.	4,356	105,938
Healthpeak Properties, Inc.	4,405	115,631
Highwoods Properties, Inc.	6,468	196,692
Host Hotels & Resorts, Inc.	15,374	273,196

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Hudson Pacific Properties, Inc.	32,192	$ 425,256
Invitation Homes, Inc.	6,616	240,029
Iron Mountain, Inc.	7,228	380,265
JBG SMITH Properties	5,916	129,975
Kilroy Realty Corp.	4,058	197,909
Lamar Advertising Co., Class A	1,391	130,601
Life Storage, Inc.	4,206	535,214
Medical Properties Trust, Inc.	6,494	94,877
Mid-America Apartment Communities, Inc.	1,727	286,112
National Retail Properties, Inc.	3,170	142,333
New Residential Investment Corp.	17,962	169,382
Prologis, Inc.	5,696	709,209
Public Storage	2,242	741,721
Rayonier, Inc.	4,068	144,495
Realty Income Corp.	4,794	327,334
Regency Centers Corp.	2,705	164,572
Rexford Industrial Realty, Inc.	3,086	191,980
SBA Communications Corp.	719	233,855
Simon Property Group, Inc.	1,797	183,258
SL Green Realty Corp.#	3,834	169,348
Starwood Property Trust, Inc.	6,258	143,496
Sun Communities, Inc.	1,424	218,883
UDR, Inc.	4,926	221,030
VICI Properties, Inc.	9,731	321,026
Vornado Realty Trust	7,287	191,065
Welltower, Inc.	2,773	212,550
Weyerhaeuser Co.	13,179	450,195
WP Carey, Inc.	2,677	224,948
		15,162,400
Retail — 7.0%
Advance Auto Parts, Inc.	4,338	731,560
AutoNation, Inc.†	10,899	1,358,015
AutoZone, Inc.†	806	1,708,083
Bath & Body Works, Inc.	13,167	491,524
Best Buy Co., Inc.	9,241	653,246
Burlington Stores, Inc.†	1,088	152,527
Casey's General Stores, Inc.	3,951	844,605
Chipotle Mexican Grill, Inc.†	113	180,438
Costco Wholesale Corp.	4,925	2,571,343
Darden Restaurants, Inc.	1,737	214,884
Dick's Sporting Goods, Inc.#	12,985	1,381,215
Dollar General Corp.	4,135	981,732
Dollar Tree, Inc.†	5,629	763,743
Domino's Pizza, Inc.	2,232	829,992
Floor & Decor Holdings, Inc., Class A†	2,396	194,939
GameStop Corp., Class A#†	5,620	160,957
Gap, Inc.	18,446	168,596
Genuine Parts Co.	8,049	1,255,725
Home Depot, Inc.	15,694	4,526,464
Kohl's Corp.	18,235	518,239
Lithia Motors, Inc.	1,560	414,086
Lowe's Cos., Inc.	12,399	2,407,142
Lululemon Athletica, Inc.†	2,347	704,006
Macy's, Inc.	21,271	368,414
McDonald's Corp.	5,758	1,452,628
MSC Industrial Direct Co., Inc., Class A	8,422	667,107
Nordstrom, Inc.	7,326	125,348
Olaplex Holdings, Inc.#†	11,102	147,879
O'Reilly Automotive, Inc.†	2,478	1,727,463
Penske Automotive Group, Inc.	10,864	1,280,974
Petco Health & Wellness Co., Inc.†	24,457	364,898
Security Description	Shares or Principal Amount	Value

Retail (continued)
Starbucks Corp.	7,003	$ 588,742
Target Corp.	8,303	1,331,303
TJX Cos., Inc.	6,003	374,287
Tractor Supply Co.	6,428	1,190,144
Ulta Beauty, Inc.†	1,545	648,699
Victoria's Secret & Co.†	4,389	146,768
Walgreens Boots Alliance, Inc.	16,790	588,657
Walmart, Inc.	23,787	3,152,967
Wendy's Co.	4,185	80,268
Williams-Sonoma, Inc.	5,638	838,653
Yum! Brands, Inc.	8,704	968,233
		39,256,493
Savings & Loans — 0.1%
New York Community Bancorp, Inc.#	17,008	166,508
TFS Financial Corp.	9,616	137,509
		304,017
Semiconductors — 4.4%
Advanced Micro Devices, Inc.†	17,666	1,499,313
Allegro MicroSystems, Inc.†	11,893	277,345
Analog Devices, Inc.	3,966	600,968
Applied Materials, Inc.	15,315	1,440,682
Broadcom, Inc.	5,173	2,581,896
Cirrus Logic, Inc.†	11,371	872,042
Entegris, Inc.	2,333	221,355
Intel Corp.	64,669	2,064,234
KLA Corp.	2,046	704,090
Lam Research Corp.	1,531	670,440
Marvell Technology, Inc.	4,841	226,656
Microchip Technology, Inc.	6,006	391,891
Micron Technology, Inc.	10,483	592,604
MKS Instruments, Inc.	3,100	308,791
Monolithic Power Systems, Inc.	956	433,240
NVIDIA Corp.	32,500	4,905,550
ON Semiconductor Corp.†	18,197	1,251,408
Qorvo, Inc.†	3,734	335,239
QUALCOMM, Inc.	16,553	2,189,465
Skyworks Solutions, Inc.	3,097	305,209
Teradyne, Inc.	6,362	538,480
Texas Instruments, Inc.	12,446	2,056,204
		24,467,102
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,336	537,887
Software — 9.3%
Activision Blizzard, Inc.	3,046	239,081
Adobe, Inc.†	6,332	2,364,622
Akamai Technologies, Inc.†	4,818	434,969
ANSYS, Inc.†	671	166,609
Aspen Technology, Inc.†	1,571	330,853
Atlassian Corp. PLC, Class A†	3,226	798,951
Autodesk, Inc.†	3,028	610,869
Black Knight, Inc.†	5,816	384,787
Broadridge Financial Solutions, Inc.	2,260	386,844
Cadence Design Systems, Inc.†	6,970	1,211,177
Change Healthcare, Inc.†	8,603	211,376
Citrix Systems, Inc.	6,366	654,234
Concentrix Corp.	5,016	630,912
Datadog, Inc., Class A†	972	102,011
DocuSign, Inc.†	3,787	220,479
Dropbox, Inc., Class A†	30,409	650,448
Electronic Arts, Inc.	4,681	593,878

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fair Isaac Corp.†	1,588	$ 713,647
Fidelity National Information Services, Inc.	8,517	778,198
Fiserv, Inc.†	8,901	900,692
Guidewire Software, Inc.†	2,103	150,806
HubSpot, Inc.†	1,064	358,611
Intuit, Inc.	3,083	1,331,178
Jack Henry & Associates, Inc.	3,021	580,636
Manhattan Associates, Inc.†	5,177	731,303
Microsoft Corp.	100,908	26,384,415
MSCI, Inc.	372	167,117
New Relic, Inc.†	2,559	155,357
Nutanix, Inc., Class A†	17,308	299,428
Oracle Corp.	16,620	1,232,373
Paychex, Inc.	4,427	546,026
Pegasystems, Inc.	4,890	179,023
Playtika Holding Corp.†	32,146	338,497
PTC, Inc.†	1,266	145,451
RingCentral, Inc., Class A†	1,914	82,379
Roper Technologies, Inc.	717	288,650
Salesforce, Inc.†	8,157	1,273,471
ServiceNow, Inc.†	2,247	976,591
Smartsheet, Inc., Class A†	3,056	101,673
SS&C Technologies Holdings, Inc.	12,937	721,367
Synopsys, Inc.†	2,382	824,220
Take-Two Interactive Software, Inc.†	896	109,814
Teradata Corp.†	25,032	823,553
Tyler Technologies, Inc.†	425	157,892
Veeva Systems, Inc., Class A†	559	111,420
VMware, Inc., Class A	6,763	784,711
Workday, Inc., Class A†	2,185	359,564
Zoom Video Communications, Inc., Class A†	2,623	210,889
		51,811,052
Telecommunications — 1.7%
Arista Networks, Inc.†	3,060	366,833
AT&T, Inc.	74,485	1,306,467
Ciena Corp.†	7,264	368,575
Cisco Systems, Inc.	51,164	2,288,054
Corning, Inc.	7,431	255,032
Juniper Networks, Inc.	10,290	292,442
Lumen Technologies, Inc.	50,275	500,739
Motorola Solutions, Inc.	2,807	683,252
Switch, Inc., Class A	9,918	336,716
T-Mobile US, Inc.†	3,836	552,231
Ubiquiti, Inc.#	2,070	642,507
Verizon Communications, Inc.	39,776	1,663,034
		9,255,882
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,396	188,853
Mattel, Inc.†	21,632	478,500
		667,353
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	6,758	771,426
CSX Corp.	13,194	417,590
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Expeditors International of Washington, Inc.	4,830	$ 496,959
FedEx Corp.	3,418	720,549
JB Hunt Transport Services, Inc.	1,756	305,579
Kirby Corp.†	7,671	514,417
Knight-Swift Transportation Holdings, Inc.	18,546	936,758
Landstar System, Inc.	4,692	687,988
Norfolk Southern Corp.	1,666	405,055
Old Dominion Freight Line, Inc.	1,568	425,571
Ryder System, Inc.	2,724	208,222
Schneider National, Inc., Class B	10,400	237,744
Union Pacific Corp.	4,170	936,207
United Parcel Service, Inc., Class B	6,371	1,239,223
XPO Logistics, Inc.†	5,709	299,266
		8,602,554
Water — 0.1%
American Water Works Co., Inc.	1,828	271,367
Essential Utilities, Inc.	4,808	236,313
		507,680
Total Common Stocks (cost $487,715,867)		554,819,124
UNAFFILIATED INVESTMENT COMPANIES — 0.4%
Vanguard Russell 1000 ETF # (cost $2,427,401)	13,751	2,484,393
Total Long-Term Investment Securities (cost $490,143,268)		557,303,517
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2) (cost $3,268,900)	3,268,900	3,268,900
TOTAL INVESTMENTS (cost $493,412,168)	100.4%	560,572,417
Other assets less liabilities	(0.4)	(2,216,088)
NET ASSETS	100.0%	$558,356,329
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $4,908,169. This was secured by collateral of $3,268,900, which was received in cash and subsequently invested in short-term investments currently valued at $3,268,900 as reported in the Portfolio of Investments. Additional collateral of $1,898,664 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$26,194
United States Treasury Notes/Bonds	0.13% to 6.25%	09/30/2022 to 05/15/2052	1,872,470
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,736,302	$154,427	$—	$2,890,729
Other Industries	551,928,395	—	—	551,928,395
Unaffiliated Investment Companies	2,484,393	—	—	2,484,393
Short-Term Investments	3,268,900	—	—	3,268,900
Total Investments at Value	$560,417,990	$154,427	$—	$560,572,417
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 1.1%
Omnicom Group, Inc.	72,158	$ 4,827,370
Aerospace/Defense — 2.9%
General Dynamics Corp.	16,734	3,830,915
Raytheon Technologies Corp.	75,323	6,760,239
Teledyne Technologies, Inc.†	4,437	1,634,413
TransDigm Group, Inc.	1,439	863,961
		13,089,528
Agriculture — 1.9%
Altria Group, Inc.	13,458	607,225
Philip Morris International, Inc.	79,722	7,612,654
		8,219,879
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	46,714	1,761,118
Banks — 5.7%
Bank of New York Mellon Corp.	54,230	2,252,172
Citigroup, Inc.	135,178	6,598,038
JPMorgan Chase & Co.	96,883	11,018,503
KeyCorp	191,425	3,386,308
US Bancorp	42,260	1,927,479
		25,182,500
Beverages — 2.0%
Monster Beverage Corp.†	43,573	3,870,589
PepsiCo, Inc.	30,096	5,184,638
		9,055,227
Biotechnology — 1.6%
Certara, Inc.†	1,965	30,792
Moderna, Inc.†	11,186	1,479,572
Regeneron Pharmaceuticals, Inc.†	4,250	2,469,505
Vertex Pharmaceuticals, Inc.†	10,480	2,952,845
		6,932,714
Building Materials — 0.1%
Hayward Holdings, Inc.†	54,876	576,747
Chemicals — 2.5%
International Flavors & Fragrances, Inc.	31,448	3,474,375
LyondellBasell Industries NV, Class A	50,611	4,200,713
Mosaic Co.	9,534	513,597
RPM International, Inc.	5,626	524,118
Westlake Corp.	24,600	2,426,298
		11,139,101
Commercial Services — 3.6%
Clarivate PLC†	50,715	591,844
Dun & Bradstreet Holdings, Inc.	48,493	691,025
Equifax, Inc.	14,067	2,655,146
Global Payments, Inc.	24,119	2,996,304
Moody's Corp.	5,391	1,533,847
Rollins, Inc.	10,177	343,576
S&P Global, Inc.	20,984	7,390,145
		16,201,887
Computers — 1.8%
CACI International, Inc., Class A†	3,082	865,641
Dell Technologies, Inc., Class C	25,490	976,012
International Business Machines Corp.	4,188	537,949
Security Description	Shares or Principal Amount	Value

Computers (continued)
Leidos Holdings, Inc.	14,565	$ 1,384,403
Science Applications International Corp.	47,540	4,329,468
		8,093,473
Cosmetics/Personal Care — 1.9%
Procter & Gamble Co.	62,289	8,592,145
Distribution/Wholesale — 0.1%
Core & Main, Inc., Class A†	23,613	556,558
Diversified Financial Services — 7.4%
Affiliated Managers Group, Inc.	26,589	3,386,375
Apollo Global Management, Inc.	21,946	1,219,759
BlackRock, Inc.	9,860	6,570,605
Capital One Financial Corp.	4,688	496,084
Charles Schwab Corp.	20,566	1,459,158
CME Group, Inc.	6,286	1,229,605
Coinbase Global, Inc., Class A†	8,763	585,368
Discover Financial Services	21,242	2,134,609
Franklin Resources, Inc.	18,505	482,425
Intercontinental Exchange, Inc.	19,758	1,992,594
Invesco, Ltd.	113,881	1,875,620
Nasdaq, Inc.	86,976	5,177,681
OneMain Holdings, Inc.	52,320	1,827,538
Rocket Cos., Inc., Class A	46,089	364,103
Synchrony Financial	27,112	887,918
Tradeweb Markets, Inc., Class A	9,627	669,943
Upstart Holdings, Inc.#†	3,350	86,765
Virtu Financial, Inc., Class A	104,481	2,398,884
		32,845,034
Electric — 0.7%
NRG Energy, Inc.	78,706	3,248,984
Electrical Components & Equipment — 1.1%
Emerson Electric Co.	59,027	4,824,867
Electronics — 1.2%
Arrow Electronics, Inc.†	39,068	4,094,717
nVent Electric PLC	26,349	868,463
Vontier Corp.	17,607	385,946
		5,349,126
Food — 3.1%
Campbell Soup Co.	27,994	1,410,338
General Mills, Inc.	48,727	3,742,234
Kellogg Co.	64,118	4,663,943
Mondelez International, Inc., Class A	64,532	3,991,949
		13,808,464
Gas — 1.1%
National Fuel Gas Co.	66,521	4,740,952
Hand/Machine Tools — 0.9%
Regal Rexnord Corp.	9,558	1,315,085
Stanley Black & Decker, Inc.	30,533	2,689,958
		4,005,043
Healthcare-Products — 6.7%
Abbott Laboratories	54,391	5,583,236
Align Technology, Inc.†	8,632	2,103,618
Avantor, Inc.†	5,869	146,197
Danaher Corp.	30,025	8,104,048
Henry Schein, Inc.†	24,338	1,786,653
Hologic, Inc.†	43,833	2,961,357

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
QuidelOrtho Corp.†	3,557	$ 281,928
Thermo Fisher Scientific, Inc.	15,907	8,674,405
		29,641,442
Healthcare-Services — 2.6%
Centene Corp.†	11,445	1,027,074
Elevance Health, Inc.	6,715	3,257,514
Laboratory Corp. of America Holdings	273	61,499
Quest Diagnostics, Inc.	3,710	464,900
Syneos Health, Inc.†	17,341	1,042,367
UnitedHealth Group, Inc.	10,642	5,526,710
		11,380,064
Home Builders — 1.1%
D.R. Horton, Inc.	38,144	2,713,946
NVR, Inc.†	214	885,973
Thor Industries, Inc.	15,638	1,266,834
		4,866,753
Home Furnishings — 0.3%
Tempur Sealy International, Inc.	44,835	1,121,323
Household Products/Wares — 0.6%
Kimberly-Clark Corp.	18,384	2,344,328
Reynolds Consumer Products, Inc.	11,583	323,513
		2,667,841
Insurance — 9.4%
Aflac, Inc.	93,313	5,544,658
Arthur J. Gallagher & Co.	30,798	5,591,993
Berkshire Hathaway, Inc., Class B†	27,772	7,798,378
Brown & Brown, Inc.	76,902	4,847,902
Equitable Holdings, Inc.	37,958	1,129,250
Fidelity National Financial, Inc.	118,657	4,639,489
Globe Life, Inc.	14,814	1,439,773
Loews Corp.	50,334	2,783,974
Marsh & McLennan Cos., Inc.	323	52,122
MetLife, Inc.	72,114	4,639,094
Progressive Corp.	11,466	1,406,305
Prudential Financial, Inc.	1,412	135,199
Reinsurance Group of America, Inc.	1,079	135,263
Voya Financial, Inc.	27,162	1,671,278
		41,814,678
Internet — 3.7%
Alphabet, Inc., Class A†	30,692	3,321,488
Alphabet, Inc., Class C†	18,729	2,044,270
F5, Inc.†	1,776	278,939
GoDaddy, Inc., Class A†	10,789	818,022
Meta Platforms, Inc., Class A†	60,870	9,917,549
		16,380,268
Iron/Steel — 1.5%
Nucor Corp.	14,898	1,980,540
Reliance Steel & Aluminum Co.	6,774	1,273,376
Steel Dynamics, Inc.	44,365	3,581,143
		6,835,059
Leisure Time — 0.2%
Brunswick Corp.	3,283	245,273
Polaris, Inc.#	5,135	581,641
		826,914
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.4%
Dover Corp.	10,947	$ 1,367,937
Enovis Corp.†	1,005	50,903
Ingersoll Rand, Inc.	89,626	4,245,584
Middleby Corp.†	2,266	325,896
		5,990,320
Media — 0.8%
Paramount Global, Class A#	4,855	128,269
Paramount Global, Class B#	42,924	1,003,993
Warner Bros. Discovery, Inc.†	182,013	2,409,852
		3,542,114
Miscellaneous Manufacturing — 0.6%
3M Co.	23,103	2,872,858
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	3,518	1,061,170
Oil & Gas — 5.6%
APA Corp.	21,913	857,018
ConocoPhillips	77,340	8,464,863
Coterra Energy, Inc.	48,798	1,508,346
Devon Energy Corp.	71,636	5,058,934
HF Sinclair Corp.	41,837	2,201,881
Marathon Oil Corp.	148,848	3,809,020
Occidental Petroleum Corp.	3,999	283,929
PDC Energy, Inc.	11,115	754,820
Pioneer Natural Resources Co.	7,915	2,004,236
		24,943,047
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	105,826	7,133,731
Jazz Pharmaceuticals PLC†	17,611	2,733,579
McKesson Corp.	12,722	4,668,974
Pfizer, Inc.	220,291	9,963,762
		24,500,046
Real Estate — 1.0%
CBRE Group, Inc., Class A†	54,055	4,268,183
REITS — 3.0%
Healthcare Realty Trust, Inc.	144,034	3,502,907
Highwoods Properties, Inc.	45,136	1,372,586
Omega Healthcare Investors, Inc.	33,404	1,090,975
Realty Income Corp.	16,560	1,130,717
SBA Communications Corp.	11,197	3,641,824
SL Green Realty Corp.#	3,244	143,287
STORE Capital Corp.	58,420	1,576,172
Vornado Realty Trust	1,482	38,858
WP Carey, Inc.	10,308	866,181
		13,363,507
Retail — 3.6%
AutoNation, Inc.†	8,232	1,025,707
Lithia Motors, Inc.	1,906	505,929
McDonald's Corp.	19,052	4,806,438
Ollie's Bargain Outlet Holdings, Inc.†	8,758	484,405
RH†	1,636	418,669
Walmart, Inc.	64,977	8,612,701
		15,853,849
Savings & Loans — 0.2%
New York Community Bancorp, Inc.#	98,944	968,662
Semiconductors — 3.1%
Analog Devices, Inc.	38,979	5,906,488

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Micron Technology, Inc.	11,165	$ 631,157
Skyworks Solutions, Inc.	15,978	1,574,632
Texas Instruments, Inc.	34,989	5,780,533
		13,892,810
Software — 3.8%
Activision Blizzard, Inc.	49,832	3,911,313
Black Knight, Inc.†	24,181	1,599,815
Definitive Healthcare Corp.†	10,272	206,262
Doximity, Inc., Class A#†	13,557	449,957
Fidelity National Information Services, Inc.	31,940	2,918,358
Fiserv, Inc.†	41,925	4,242,391
Oracle Corp.	22,513	1,669,339
Playtika Holding Corp.†	30,277	318,817
Take-Two Interactive Software, Inc.†	1,108	135,796
Tyler Technologies, Inc.†	919	341,418
VMware, Inc., Class A	8,323	965,717
Zoom Video Communications, Inc., Class A†	2,200	176,880
		16,936,063
Telecommunications — 0.5%
Cisco Systems, Inc.	2,231	99,770
Lumen Technologies, Inc.#	225,881	2,249,775
		2,349,545
Transportation — 2.5%
C.H. Robinson Worldwide, Inc.	34,486	3,936,577
Expeditors International of Washington, Inc.	19,770	2,034,135
Knight-Swift Transportation Holdings, Inc.	16,441	830,435
Landstar System, Inc.	29,508	4,326,758
		11,127,905
Total Common Stocks (cost $451,551,537)		440,255,138
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
iShares Russell 1000 Value ETF (cost $1,109,736)	7,669	1,150,043
Total Long-Term Investment Securities (cost $452,661,273)		441,405,181
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.34% (1)(2) (cost $582,713)	582,713	$ 582,713
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $2,842,592 and collateralized by $3,020,800 of United States Treasury Bonds, bearing interest at 3.13% due 05/15/2048 and having an approximate value of $2,899,470 (cost $2,842,556)	$2,842,556	2,842,556
TOTAL INVESTMENTS (cost $456,086,542)	100.0%	444,830,450
Other assets less liabilities	(0.0)	(220,708)
NET ASSETS	100.0%	$444,609,742
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2022.
(2)	At August 31, 2022, the Fund had loaned securities with a total value of $5,426,567. This was secured by collateral of $582,713, which was received in cash and subsequently invested in short-term investments currently valued at $582,713 as reported in the Portfolio of Investments. Additional collateral of $5,064,491 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2022
United States Treasury Bills	0.00%	09/08/2022 to 11/15/2022	$155,853
United States Treasury Notes/Bonds	0.13% to 4.75%	09/30/2022 to 05/15/2052	4,908,638
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$440,255,138	$—	$—	$440,255,138
Unaffiliated Investment Companies	1,150,043	—	—	1,150,043
Short-Term Investments	582,713	—	—	582,713
Repurchase Agreements	—	2,842,556	—	2,842,556
Total Investments at Value	$441,987,894	$2,842,556	$—	$444,830,450
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Airlines — 0.8%
Delta Air Lines, Inc.†	77,173	$ 2,397,765
Southwest Airlines Co.†	76,090	2,792,503
		5,190,268
Apparel — 0.1%
VF Corp.	22,123	916,998
Auto Manufacturers — 0.4%
Cummins, Inc.	7,583	1,633,151
PACCAR, Inc.	14,332	1,254,193
		2,887,344
Auto Parts & Equipment — 0.5%
Aptiv PLC†	19,877	1,857,108
BorgWarner, Inc.	34,440	1,298,388
		3,155,496
Banks — 3.9%
Bank of New York Mellon Corp.	64,173	2,665,105
First Republic Bank	4,375	664,256
Morgan Stanley	79,804	6,800,897
Northern Trust Corp.	6,186	588,227
PNC Financial Services Group, Inc.	34,459	5,444,522
State Street Corp.	15,098	1,031,948
Truist Financial Corp.	92,882	4,350,593
US Bancorp	109,680	5,002,505
		26,548,053
Beverages — 4.2%
Coca-Cola Co.	151,300	9,336,723
Monster Beverage Corp.†	5,573	495,050
PepsiCo, Inc.	109,176	18,807,749
		28,639,522
Biotechnology — 2.1%
Amgen, Inc.	23,107	5,552,612
Illumina, Inc.†	3,569	719,653
Incyte Corp.†	3,855	271,508
Moderna, Inc.†	7,179	949,566
Regeneron Pharmaceuticals, Inc.†	5,037	2,926,799
Vertex Pharmaceuticals, Inc.†	13,863	3,906,039
		14,326,177
Chemicals — 2.6%
Air Products and Chemicals, Inc.	10,678	2,695,661
CF Industries Holdings, Inc.	7,191	743,981
Ecolab, Inc.	14,663	2,402,239
International Flavors & Fragrances, Inc.	3,042	336,080
Linde PLC	25,890	7,323,246
LyondellBasell Industries NV, Class A	2,294	190,402
Mosaic Co.	11,847	638,198
PPG Industries, Inc.	10,009	1,270,943
Sherwin-Williams Co.	8,893	2,064,065
		17,664,815
Commercial Services — 4.1%
Automatic Data Processing, Inc.	25,111	6,137,380
Cintas Corp.	1,185	482,105
Gartner, Inc.†	4,350	1,241,142
MarketAxess Holdings, Inc.	1,448	359,958
Moody's Corp.	15,904	4,525,006
PayPal Holdings, Inc.†	40,380	3,773,107
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
S&P Global, Inc.	25,113	$ 8,844,296
Verisk Analytics, Inc.	12,916	2,417,359
		27,780,353
Computers — 3.1%
Cognizant Technology Solutions Corp., Class A	7,135	450,718
Fortinet, Inc.†	34,140	1,662,277
Hewlett Packard Enterprise Co.	329,908	4,486,749
HP, Inc.	228,775	6,568,130
NetApp, Inc.	59,293	4,276,804
Seagate Technology Holdings PLC	20,410	1,366,654
Western Digital Corp.†	47,597	2,011,449
		20,822,781
Cosmetics/Personal Care — 1.5%
Colgate-Palmolive Co.	55,926	4,373,973
Estee Lauder Cos., Inc., Class A	22,738	5,784,092
		10,158,065
Distribution/Wholesale — 0.4%
Fastenal Co.	8,089	407,120
Pool Corp.	5,943	2,015,806
		2,422,926
Diversified Financial Services — 7.5%
American Express Co.	31,594	4,802,288
BlackRock, Inc.	10,680	7,117,045
Cboe Global Markets, Inc.	4,814	567,908
Charles Schwab Corp.	78,174	5,546,445
CME Group, Inc.	17,040	3,333,194
Intercontinental Exchange, Inc.	44,509	4,488,733
Mastercard, Inc., Class A	30,394	9,858,902
Nasdaq, Inc.	22,281	1,326,388
T. Rowe Price Group, Inc.	13,206	1,584,720
Visa, Inc., Class A	61,653	12,251,068
		50,876,691
Electric — 2.5%
Alliant Energy Corp.	16,987	1,036,886
CMS Energy Corp.	27,014	1,824,526
Consolidated Edison, Inc.	59,950	5,859,513
Eversource Energy	38,542	3,456,832
PPL Corp.	12,258	356,463
Sempra Energy	1,318	217,430
WEC Energy Group, Inc.	41,349	4,264,736
		17,016,386
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	7,451	895,312
Emerson Electric Co.	32,068	2,621,239
		3,516,551
Electronics — 0.8%
Agilent Technologies, Inc.	12,351	1,584,016
Amphenol Corp., Class A	11,094	815,742
Fortive Corp.	8,689	550,274
Garmin, Ltd.	1,078	95,392
Keysight Technologies, Inc.†	5,553	910,081
Mettler-Toledo International, Inc.†	590	715,352
TE Connectivity, Ltd.	6,195	781,871
		5,452,728
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	1,976	566,005

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.6%
Waste Management, Inc.	23,058	$ 3,897,494
Food — 1.3%
General Mills, Inc.	38,374	2,947,123
Hormel Foods Corp.	23,720	1,192,642
J.M. Smucker Co.	2,921	408,911
Kraft Heinz Co.	73,569	2,751,481
Kroger Co.	10,178	487,933
Lamb Weston Holdings, Inc.	261	20,757
McCormick & Co., Inc.	14,516	1,220,360
		9,029,207
Forest Products & Paper — 0.0%
International Paper Co.	6,582	273,943
Gas — 0.0%
NiSource, Inc.	10,208	301,238
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	3,774	332,489
Healthcare-Products — 3.8%
Align Technology, Inc.†	1,187	289,272
Baxter International, Inc.	14,317	822,655
Danaher Corp.	28,207	7,613,351
Edwards Lifesciences Corp.†	27,791	2,503,969
Hologic, Inc.†	4,260	287,806
IDEXX Laboratories, Inc.†	3,460	1,202,765
ResMed, Inc.	3,020	664,158
Stryker Corp.	15,721	3,225,949
Thermo Fisher Scientific, Inc.	17,139	9,346,240
Waters Corp.†	273	81,518
		26,037,683
Healthcare-Services — 2.5%
Centene Corp.†	30,584	2,744,608
DaVita, Inc.†	684	58,338
Elevance Health, Inc.	9,831	4,769,117
HCA Healthcare, Inc.	15,913	3,148,705
Humana, Inc.	6,808	3,279,958
IQVIA Holdings, Inc.†	8,829	1,877,575
Laboratory Corp. of America Holdings	3,620	815,478
Quest Diagnostics, Inc.	2,604	326,307
		17,020,086
Home Builders — 0.1%
D.R. Horton, Inc.	3,715	264,322
Lennar Corp., Class A	5,376	416,371
		680,693
Household Products/Wares — 0.3%
Clorox Co.	1,570	226,614
Kimberly-Clark Corp.	13,835	1,764,239
		1,990,853
Insurance — 4.0%
Aflac, Inc.	49,366	2,933,328
Allstate Corp.	17,245	2,078,022
Aon PLC, Class A	8,674	2,422,301
Chubb, Ltd.	30,832	5,828,790
Hartford Financial Services Group, Inc.	4,404	283,221
Loews Corp.	11,657	644,749
Marsh & McLennan Cos., Inc.	29,423	4,747,989
Progressive Corp.	22,971	2,817,393
Prudential Financial, Inc.	20,644	1,976,663
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Travelers Cos., Inc.	19,409	$ 3,137,271
Willis Towers Watson PLC	3,613	747,277
		27,617,004
Internet — 2.3%
Booking Holdings, Inc.†	1,584	2,971,283
eBay, Inc.	86,735	3,827,616
Etsy, Inc.†	14,279	1,508,005
Expedia Group, Inc.†	305	31,308
Netflix, Inc.†	15,030	3,360,107
NortonLifeLock, Inc.	10,498	237,150
Twitter, Inc.†	82,707	3,204,896
VeriSign, Inc.†	4,521	823,817
		15,964,182
Iron/Steel — 0.2%
Nucor Corp.	11,311	1,503,684
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	3,963	504,728
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	28,531	5,269,961
Machinery-Diversified — 0.9%
Deere & Co.	12,990	4,744,597
Otis Worldwide Corp.	12,230	883,251
Rockwell Automation, Inc.	2,409	570,788
Westinghouse Air Brake Technologies Corp.	681	59,690
		6,258,326
Media — 1.9%
Comcast Corp., Class A	178,571	6,462,485
Walt Disney Co.†	56,177	6,296,318
		12,758,803
Mining — 0.2%
Newmont Corp.	31,592	1,306,645
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	26,073	3,562,615
Illinois Tool Works, Inc.	25,219	4,913,418
Parker-Hannifin Corp.	7,112	1,884,680
Trane Technologies PLC	4,667	719,044
		11,079,757
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,808	545,365
Oil & Gas — 3.4%
Coterra Energy, Inc.	30,562	944,671
Devon Energy Corp.	51,064	3,606,140
Diamondback Energy, Inc.	7,073	942,689
EOG Resources, Inc.	38,154	4,628,080
Hess Corp.	17,779	2,147,348
Occidental Petroleum Corp.	48,842	3,467,782
Pioneer Natural Resources Co.	19,639	4,972,988
Valero Energy Corp.	18,901	2,213,685
		22,923,383
Oil & Gas Services — 0.2%
Baker Hughes Co.	3,090	78,053
Schlumberger NV	32,806	1,251,549
		1,329,602
Packaging & Containers — 0.3%
Amcor PLC	16,359	196,471

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Packaging & Containers (continued)
Ball Corp.	15,312	$ 854,563
Packaging Corp. of America	3,379	462,653
WestRock Co.	10,724	435,287
		1,948,974
Pharmaceuticals — 1.9%
DexCom, Inc.†	7,952	653,734
Eli Lilly & Co.	26,064	7,851,258
Zoetis, Inc.	26,724	4,183,108
		12,688,100
Pipelines — 1.0%
Kinder Morgan, Inc.	177,059	3,243,721
ONEOK, Inc.	14,349	878,589
Williams Cos., Inc.	78,319	2,665,196
		6,787,506
Real Estate — 0.1%
CBRE Group, Inc., Class A†	12,940	1,021,742
REITS — 2.5%
American Tower Corp.	18,261	4,639,207
Crown Castle, Inc.	19,453	3,323,156
Digital Realty Trust, Inc.	5,341	660,308
Equinix, Inc.	2,441	1,604,640
Equity Residential	3,759	275,084
Prologis, Inc.	34,534	4,299,828
Public Storage	4,632	1,532,405
SBA Communications Corp.	1,596	519,099
		16,853,727
Retail — 6.3%
AutoZone, Inc.†	185	392,054
Best Buy Co., Inc.	5,173	365,679
Costco Wholesale Corp.	15,217	7,944,796
Dollar General Corp.	3,946	936,859
Dollar Tree, Inc.†	1,882	255,350
Domino's Pizza, Inc.	1,999	743,348
Genuine Parts Co.	8,983	1,401,438
Home Depot, Inc.	37,607	10,846,611
Lowe's Cos., Inc.	27,377	5,314,971
O'Reilly Automotive, Inc.†	2,581	1,799,267
Ross Stores, Inc.	7,921	683,345
Starbucks Corp.	63,134	5,307,675
Target Corp.	17,051	2,733,957
TJX Cos., Inc.	44,225	2,757,429
Ulta Beauty, Inc.†	1,111	466,475
Yum! Brands, Inc.	7,533	837,971
		42,787,225
Semiconductors — 7.1%
Advanced Micro Devices, Inc.†	58,129	4,933,408
Analog Devices, Inc.	18,047	2,734,662
Applied Materials, Inc.	34,104	3,208,163
Broadcom, Inc.	14,842	7,407,791
KLA Corp.	4,894	1,684,172
Lam Research Corp.	4,303	1,884,327
Microchip Technology, Inc.	1,578	102,965
Micron Technology, Inc.	37,686	2,130,390
NVIDIA Corp.	67,082	10,125,357
NXP Semiconductors NV	2,438	401,246
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.	40,701	$ 5,383,521
Texas Instruments, Inc.	51,287	8,473,125
		48,469,127
Software — 15.2%
Adobe, Inc.†	20,489	7,651,412
Akamai Technologies, Inc.†	5,141	464,130
ANSYS, Inc.†	3,421	849,434
Autodesk, Inc.†	12,919	2,606,279
Cadence Design Systems, Inc.†	18,556	3,224,476
Citrix Systems, Inc.	3,916	402,447
Electronic Arts, Inc.	14,337	1,818,935
Fidelity National Information Services, Inc.	28,589	2,612,177
Fiserv, Inc.†	41,842	4,233,992
Intuit, Inc.	14,584	6,297,080
Microsoft Corp.	192,083	50,223,942
MSCI, Inc.	5,681	2,552,133
Paychex, Inc.	15,749	1,942,482
Paycom Software, Inc.†	612	214,934
PTC, Inc.†	3,118	358,227
Roper Technologies, Inc.	1,626	654,595
Salesforce, Inc.†	38,791	6,056,051
ServiceNow, Inc.†	12,900	5,606,598
Synopsys, Inc.†	12,118	4,193,070
Take-Two Interactive Software, Inc.†	8,354	1,023,866
Tyler Technologies, Inc.†	1,068	396,773
		103,383,033
Telecommunications — 2.9%
Cisco Systems, Inc.	195,728	8,752,956
Corning, Inc.	9,499	326,006
Motorola Solutions, Inc.	2,985	726,579
Verizon Communications, Inc.	240,999	10,076,168
		19,881,709
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,467	273,269
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	5,356	611,387
Expeditors International of Washington, Inc.	14,625	1,504,766
Norfolk Southern Corp.	10,721	2,606,597
Old Dominion Freight Line, Inc.	1,875	508,894
		5,231,644
Water — 0.1%
American Water Works Co., Inc.	6,864	1,018,961
Total Long-Term Investment Securities (cost $532,128,774)		664,911,302
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government — 0.5%
United States Treasury Bills
0.09%, 10/06/2022(1)	$ 1,700,000	1,696,364
1.01%, 02/23/2023(1)	1,900,000	1,870,327
Total Short-Term Investments (cost $3,590,524)		3,566,691

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.45% dated 08/31/2022, to be repurchased 09/01/2022 in the amount of $12,874,969 and collateralized by $14,952,600 of United States Treasury Notes, bearing interest at 1.00% due 07/31/2028 and having an approximate value of $13,132,336 (cost $12,874,808)	$12,874,808	$ 12,874,808
TOTAL INVESTMENTS (cost $548,594,106)	100.0%	681,352,801
Other assets less liabilities	0.0	334,354
NET ASSETS	100.0%	$681,687,155
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
88	Long	S&P 500 E-Mini Index	September 2022	$16,457,032	$17,408,600	$951,568
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$664,911,302	$—	$—	$664,911,302
Short-Term Investments	—	3,566,691	—	3,566,691
Repurchase Agreements	—	12,874,808	—	12,874,808
Total Investments at Value	$664,911,302	$16,441,499	$—	$681,352,801
Other Financial Instruments:†
Futures Contracts	$951,568	$—	$—	$951,568
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2022, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Note 2.    Derivative Instruments
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
The following table represents the Fund’s objectives for using derivative instruments the for the period ended August 31, 2022:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	-
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	2	4, 5
International Equities Index	1	-	-	-	-
International Growth	-	-	6	-	-
International Socially Responsible	1	-	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

(3)  To manage foreign currency exchange rate risk.
(4)  To manage credit risk.
(5)  To manage against or gain exposure to certain securities and/or sectors.
(6)  To manage foreign currency risk resulting directly or indirectly from investments in equity holdings.
Note 3.    Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2022, transactions in these securities were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$5,919,278	$2,268,231	$5,545,050	$(1,385,335)	$767,947	$2,025,071
VALIC Company I Capital Appreciation Fund	-	-	28,902,135	-	-	-	(886,292)	28,015,843
VALIC Company I Core Bond Fund	-	-	123,355,503	-	-	-	(2,795,248)	120,560,255
VALIC Company I Dividend Value Fund	-	-	8,273,894	-	-	-	(507,332)	7,766,562
VALIC Company I Emerging Economies Fund	-	-	10,147,532	-	-	-	(1,119,727)	9,027,805
VALIC Company I Global Real Estate Fund	-	-	18,344,606	-	-	-	(1,357,064)	16,987,542
VALIC Company I Government Securities Fund	-	-	2,039,886	28,430,840	4,699,763	(183,367)	(65,983)	25,521,613
VALIC Company I High Yield Bond Fund	-	-	10,820,074	-	6,470,178	(399,300)	97,427	4,048,023
VALIC Company I Inflation Protected Fund	-	-	23,548,584	-	5,602,807	(13,804)	(188,788)	17,743,185
VALIC Company I International Equities Index Fund	-	-	22,806,542	7,804,254	1,285,365	(158,167)	(2,422,687)	26,744,577
VALIC Company I International Government Bond Fund	-	-	8,689,210	-	856,900	(139,076)	(308,403)	7,384,831
VALIC Company I International Growth Fund	-	-	3,902,127	-	3,644,843	(421,563)	164,279	-
VALIC Company I International Opportunities Fund	-	-	32,210,899	-	-	-	(3,036,109)	29,174,790
VALIC Company I International Value Fund	-	-	21,498,433	-	3,902,127	(723,189)	(1,240,980)	15,632,137
VALIC Company I Large Capital Growth Fund	-	-	33,273,609	10,142,997	-	-	(1,191,419)	42,225,187
VALIC Company I Mid Cap Index Fund	-	-	30,343,226	-	1,285,367	(57,970)	(840,645)	28,159,244
VALIC Company I Mid Cap Strategic Growth Fund	-	-	16,584,783	-	-	-	(361,749)	16,223,034
VALIC Company I Mid Cap Value Fund	-	-	21,211,382	-	-	-	(1,387,372)	19,824,010
VALIC Company I Nasdaq-100 Index Fund	-	-	11,002,443	2,268,231	-	-	(543,636)	12,727,038
VALIC Company I Science & Technology Fund	-	-	1,955,235	-	-	-	(56,599)	1,898,636
VALIC Company I Small Cap Growth Fund	-	-	6,333,849	-	-	-	287,317	6,621,166
VALIC Company I Small Cap Index Fund	-	-	4,274,210	-	-	-	(34,371)	4,239,839
VALIC Company I Small Cap Special Values Fund	-	-	4,144,274	-	1,629,607	465,413	(580,213)	2,399,867
VALIC Company I Small Cap Value Fund	-	-	4,080,145	-	4,245,882	1,211,268	(1,045,531)	-
VALIC Company I Stock Index Fund	-	-	82,154,333	-	3,271,841	726,109	(3,875,416)	75,733,185
VALIC Company I Systematic Core Fund	-	-	14,066,794	-	-	-	(578,088)	13,488,706
VALIC Company I Systematic Value Fund	-	-	58,692,796	-	3,089,603	(664,548)	(2,310,043)	52,628,602
	$—	$—	$608,575,782	$50,914,553	$45,529,333	$(1,743,529)	$(25,416,725)	$586,800,748
† Includes reinvestments of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$1,469,662	$100,641	$1,376,747	$(343,963)	$240,259	$89,852
VALIC Company I Capital Appreciation Fund	-	-	7,766,752	-	-	-	(238,170)	7,528,582
VALIC Company I Core Bond Fund	-	-	152,632,044	-	-	-	(3,458,658)	149,173,386
VALIC Company I Dividend Value Fund	-	-	1,988,234	-	-	-	(121,913)	1,866,321
VALIC Company I Emerging Economies Fund	-	-	1,876,556	-	-	-	(207,068)	1,669,488
VALIC Company I Global Real Estate Fund	-	-	5,009,803	-	-	-	(370,606)	4,639,197
VALIC Company I Government Securities Fund	-	-	7,416,181	5,639,209	-	-	(185,514)	12,869,876
VALIC Company I High Yield Bond Fund	-	-	24,335,243	-	8,079,556	(847,384)	93,468	15,501,771
VALIC Company I Inflation Protected Fund	-	-	16,394,215	-	2,812,701	(5,931)	(133,116)	13,442,467
VALIC Company I International Equities Index Fund	-	-	7,969,764	219,322	2,212,309	86,860	(800,596)	5,263,041
VALIC Company I International Government Bond Fund	-	-	12,393,306	-	430,177	(70,843)	(586,247)	11,306,039

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2022
VALIC Company I International Opportunities Fund	-	-	8,473,900	-	-	-	(798,726)	7,675,174
VALIC Company I International Value Fund	-	-	2,717,290	-	-	-	(279,963)	2,437,327
VALIC Company I Large Capital Growth Fund	-	-	4,737,978	4,680,132	-	-	(75,370)	9,342,740
VALIC Company I Mid Cap Index Fund	-	-	7,208,183	219,322	6,348,634	(1,241,403)	952,493	789,961
VALIC Company I Mid Cap Strategic Growth Fund	-	-	4,198,808	-	-	-	(91,584)	4,107,224
VALIC Company I Mid Cap Value Fund	-	-	1,983,156	-	-	-	(129,712)	1,853,444
VALIC Company I Nasdaq-100 Index Fund	-	-	1,518,114	100,641	-	-	(53,387)	1,565,368
VALIC Company I Science & Technology Fund	-	-	495,283	808,114	-	-	(979)	1,302,418
VALIC Company I Small Cap Growth Fund	-	-	1,616,231	-	808,116	(332,588)	334,097	809,624
VALIC Company I Small Cap Index Fund	-	-	920,329	-	460,165	(190,687)	170,975	440,452
VALIC Company I Small Cap Special Values Fund	-	-	1,078,150	-	790,677	204,699	(231,024)	261,148
VALIC Company I Small Cap Value Fund	-	-	126,339	-	122,046	16,742	(21,035)	-
VALIC Company I Stock Index Fund	-	-	12,004,886	5,542,013	3,738,738	(961,157)	608,437	13,455,441
VALIC Company I Systematic Core Fund	-	-	3,804,278	-	-	-	(156,340)	3,647,938
VALIC Company I Systematic Value Fund	-	-	14,313,339	-	1,580,076	(403,762)	(345,010)	11,984,491
	$—	$—	$304,448,024	$17,309,394	$28,759,942	$(4,089,417)	$(5,885,289)	$283,022,770
† Includes reinvestments of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$4,352,660	$106,450	$199,840	$(36,489)	$(78,073)	$4,144,708
VALIC Company I Capital Appreciation Fund	—	—	5,784,500	406,192	293,904	48,270	(226,969)	5,718,089
VALIC Company I Core Bond Fund	—	—	21,892,330	571,284	1,072,477	(128,651)	(361,550)	20,900,936
VALIC Company I Dividend Value Fund	—	—	8,294,785	212,965	400,485	41,578	(540,163)	7,608,680
VALIC Company I Emerging Economies Fund	—	—	977,433	26,548	49,156	8,718	(115,625)	847,918
VALIC Company I Global Real Estate Fund	—	—	1,385,053	753,225	99,920	(9,906)	(126,404)	1,902,048
VALIC Company I Government Securities Fund	—	—	7,631,912	198,707	373,036	(16,654)	(98,906)	7,342,023
VALIC Company I Growth Fund	—	—	5,931,872	359,740	300,565	(14,475)	(181,304)	5,795,268
VALIC Company I High Yield Bond Fund	—	—	1,396,486	35,483	66,612	(4,555)	(46,319)	1,314,483
VALIC Company I Inflation Protected Fund	—	—	2,623,125	63,870	119,904	(2,537)	(18,777)	2,545,777
VALIC Company I International Equities Index Fund	—	—	2,953,676	76,289	143,218	3,637	(291,039)	2,599,345
VALIC Company I International Government Bond Fund	—	—	639,455	17,742	33,306	(4,274)	(29,776)	589,841
VALIC Company I International Growth Fund	—	—	3,157,674	77,999	145,745	486	(240,453)	2,849,961
VALIC Company I International Opportunities Fund	—	—	492,358	14,129	25,841	(14,475)	(31,220)	434,951
VALIC Company I International Socially Responsible Fund	—	—	2,185,662	62,032	115,770	(46,611)	(167,663)	1,917,650
VALIC Company I International Value Fund	—	—	5,002,934	129,450	242,336	39,582	(548,145)	4,381,485
VALIC Company I Large Capital Growth Fund	—	—	6,542,883	322,095	323,075	131,125	(375,346)	6,297,682
VALIC Company I Mid Cap Index Fund	—	—	1,766,220	44,354	83,266	2,179	(53,490)	1,675,997
VALIC Company I Mid Cap Strategic Growth Fund	—	—	1,710,726	44,354	83,267	(46,318)	11,481	1,636,976
VALIC Company I Mid Cap Value Fund	—	—	2,428,635	53,225	99,920	(10,759)	(145,086)	2,226,095
VALIC Company I Small Cap Growth Fund	—	—	636,419	24,838	46,630	(49,304)	79,170	644,493
VALIC Company I Small Cap Index Fund	—	—	922,648	26,613	49,960	(11,255)	5,259	893,305
VALIC Company I Small Cap Special Values Fund	—	—	1,233,767	28,387	53,291	(2,047)	(66,982)	1,139,834
VALIC Company I Small Cap Value Fund	—	—	436,549	8,871	16,654	2,702	(19,270)	412,198
VALIC Company I Stock Index Fund	—	—	12,725,096	319,416	600,326	84,755	(568,943)	11,959,998
VALIC Company I Systematic Core Fund	—	—	10,194,941	255,546	480,422	(63,215)	(342,195)	9,564,655
VALIC Company I Systematic Value Fund	—	—	17,929,907	390,318	2,032,748	(441,020)	(390,678)	15,455,779
VALIC Company I U.S. Socially Responsible Fund	—	—	8,424,537	218,223	409,674	18,833	(422,741)	7,829,178
	$—	$—	$139,654,243	$4,848,345	$7,961,348	$(520,680)	$(5,391,207)	$130,629,353
† Includes reinvestments of distributions paid.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2022 — (unaudited) — (continued)

Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2022
VALIC Company I Blue Chip Growth Fund	$—	$—	$6,607,305	$3,008,173	$6,189,578	$(1,546,292)	$806,082	$2,685,690
VALIC Company I Capital Appreciation Fund	-	-	38,241,575	-	-	-	(1,172,689)	37,068,886
VALIC Company I Core Bond Fund	-	-	281,305,607	-	-	-	(6,374,413)	274,931,194
VALIC Company I Dividend Value Fund	-	-	6,624,396	-	-	-	(406,189)	6,218,207
VALIC Company I Emerging Economies Fund	-	-	11,230,694	-	-	-	(1,239,249)	9,991,445
VALIC Company I Global Real Estate Fund	-	-	20,261,834	-	-	-	(1,498,894)	18,762,940
VALIC Company I Government Securities Fund	-	-	10,792,099	48,645,749	7,222,475	(612,827)	48,640	51,651,186
VALIC Company I High Yield Bond Fund	-	-	23,087,172	-	14,301,476	(878,699)	239,031	8,146,028
VALIC Company I Inflation Protected Fund	-	-	50,536,520	-	8,888,208	30,308	(459,334)	41,219,286
VALIC Company I International Equities Index Fund	-	-	53,585,227	5,144,970	7,765,063	(786,670)	(4,331,693)	45,846,771
VALIC Company I International Government Bond Fund	-	-	22,007,368	-	1,359,373	(256,231)	(896,415)	19,495,349
VALIC Company I International Growth Fund	-	-	2,572,485	-	2,402,871	(207,344)	37,730	-
VALIC Company I International Opportunities Fund	-	-	33,311,702	-	-	-	(3,139,867)	30,171,835
VALIC Company I International Value Fund	-	-	16,774,105	-	2,572,485	(92,165)	(1,470,721)	12,638,734
VALIC Company I Large Capital Growth Fund	-	-	36,222,651	13,052,540	-	-	(1,273,957)	48,001,234
VALIC Company I Mid Cap Index Fund	-	-	40,941,716	-	10,505,937	(448,064)	(1,241,734)	28,745,981
VALIC Company I Mid Cap Strategic Growth Fund	-	-	20,888,317	-	-	-	(455,618)	20,432,699
VALIC Company I Mid Cap Value Fund	-	-	24,229,229	-	-	-	(1,584,760)	22,644,469
VALIC Company I Nasdaq-100 Index Fund	-	-	14,440,515	8,173,137	-	-	(1,242,704)	21,370,948
VALIC Company I Science & Technology Fund	-	-	2,923,293	-	-	-	(84,621)	2,838,672
VALIC Company I Small Cap Growth Fund	-	-	7,733,016	-	-	-	350,787	8,083,803
VALIC Company I Small Cap Index Fund	-	-	5,744,108	-	-	-	(46,191)	5,697,917
VALIC Company I Small Cap Special Values Fund	-	-	4,393,542	-	2,582,482	756,625	(813,688)	1,753,997
VALIC Company I Small Cap Value Fund	-	-	4,985,822	-	5,188,348	1,536,573	(1,334,047)	-
VALIC Company I Stock Index Fund	-	-	103,932,460	-	7,176,660	1,465,666	(5,515,291)	92,706,175
VALIC Company I Systematic Core Fund	-	-	14,770,463	-	-	-	(607,006)	14,163,457
VALIC Company I Systematic Value Fund	-	-	76,109,591	-	4,941,148	(1,257,736)	(2,625,967)	67,284,740
	$—	$—	$934,252,812	$78,024,569	$81,096,104	$(2,296,856)	$(36,332,778)	$892,551,643
† Includes reinvestments of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31 , 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31 , 2022
American International Group, Inc. - Common Stock	$41,773	$—	$7,660,204	$—	$728,207	$254,498	$(1,164,089)	$6,022,406
ADDITIONAL INFORMATION
Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.